UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number                 811-01944
                                                    ------------

Principal Variable Contracts Fund, Inc.
------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

711 High Street, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Address of principal executive offices)

Princor Financial Services Corporation, Des Moines, IA 50392-2080
------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   --------------

Date of fiscal year end:           December 31, 2005
                                   ---------------------------

Date of reporting period:          March 31, 2005
                                   ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (61.00%)
ADVERTISING AGENCIES (0.14%)
                                                                                $
 Interpublic Group /1/                                         2,500                 30,700
 Omnicom Group                                                 1,175                104,011
                                                                                    134,711
AEROSPACE & DEFENSE (0.45%)
 BAE Systems                                                   5,238                 25,685
 Boeing                                                        3,800                222,148
 Northrop Grumman                                              1,600                 86,368
 Raytheon                                                      2,000                 77,400
 Rockwell Collins                                                700                 33,313
                                                                                    444,914
AEROSPACE & DEFENSE EQUIPMENT (0.46%)
 General Dynamics                                                900                 96,345
 Lockheed Martin                                               1,900                116,014
 United Technologies                                           2,400                243,984
                                                                                    456,343
AGRICULTURAL OPERATIONS (0.05%)
 Monsanto                                                        700                 45,150
AIRLINES (0.05%)
 Southwest Airlines                                            3,600                 51,264
AIRPORT DEVELOPMENT & MAINTENANCE (0.08%)
 BAA                                                           6,866                 75,898
APPAREL MANUFACTURERS (0.11%)
 Coach /1/                                                       700                 39,641
 Jones Apparel Group                                             500                 16,745
 Liz Claiborne                                                   600                 24,078
 VF                                                              500                 29,570
                                                                                    110,034
APPLIANCES (0.02%)
 Whirlpool                                                       300                 20,319
APPLICATIONS SOFTWARE (1.17%)
 Citrix Systems /1/                                              400                  9,528
 Intuit /1/                                                      900                 39,393
 Mercury Interactive /1/                                         600                 28,428
 Microsoft                                                    43,900              1,061,063
 Siebel Systems /1/                                            2,700                 24,651
                                                                                  1,163,063
ATHLETIC FOOTWEAR (0.08%)
 Nike                                                          1,000                 83,310
AUTO-CARS & LIGHT TRUCKS (0.13%)
 DaimlerChrysler                                               1,581                 71,032
 PSA Peugeot Citroen                                             118                  7,518
 Renault                                                         235                 21,043
 Volkswagen                                                      558                 26,630
                                                                                    126,223
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.06%)
 Paccar                                                          850                 61,531
BEVERAGES-NON-ALCOHOLIC (1.05%)
 Coca-Cola                                                    11,925                496,915
 Coca-Cola Enterprises                                         2,500                 51,300
 Pepsi Bottling Group                                          1,500                 41,775
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BEVERAGES-NON-ALCOHOLIC (CONTINUED)
                                                                                $
 Pepsico                                                       8,570                454,467
                                                                                  1,044,457
BEVERAGES-WINE & SPIRITS (0.37%)
 Brown-Forman                                                    700                 38,325
 Diageo                                                       23,194                326,954
                                                                                    365,279
BREWERY (0.20%)
 Anheuser-Busch                                                4,100                194,299
BROADCASTING SERVICES & PROGRAMMING (0.13%)
 Clear Channel Communications                                  3,651                125,850
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.12%)
 Compagnie de Saint-Gobain                                       560                 34,207
 Masco                                                         1,900                 65,873
 Vulcan Materials                                                300                 17,049
                                                                                    117,129
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.07%)
 Bouygues                                                      1,644                 65,338
BUILDING PRODUCTS-AIR & HEATING (0.04%)
 American Standard                                               900                 41,832
BUILDING-HEAVY CONSTRUCTION (0.02%)
 Vinci                                                           137                 19,799
BUILDING-MAINTENANCE & SERVICE (0.03%)
 Ecolab                                                          900                 29,745
BUILDING-RESIDENTIAL & COMMERCIAL (0.09%)
 Centex                                                          500                 28,635
 KB Home                                                         200                 23,492
 Pulte Homes                                                     500                 36,815
                                                                                     88,942
CABLE TV (0.44%)
 Comcast /1/                                                  13,052                440,897
CASINO SERVICES (0.04%)
 International Game Technology                                 1,506                 40,150
CELLULAR TELECOMMUNICATIONS (0.19%)
 Nextel Communications /1/                                     2,200                 62,524
 Vodafone Group                                               45,664                121,449
                                                                                    183,973
CHEMICALS-DIVERSIFIED (0.31%)
 Akzo Nobel                                                      107                  4,898
 Dow Chemical                                                  2,300                114,655
 E. I. Du Pont de Nemours                                      2,500                128,100
 PPG Industries                                                  500                 35,760
 Rohm & Haas                                                     600                 28,800
                                                                                    312,213
CHEMICALS-SPECIALTY (0.02%)
 Eastman Chemical                                                200                 11,800
 Engelhard                                                       100                  3,003
 Sigma-Aldrich                                                   100                  6,125
                                                                                     20,928
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CIRCUIT BOARDS (0.02%)
                                                                                $
 Jabil Circuit /1/                                               700                 19,964
COMMERCIAL BANKS (0.27%)
 AmSouth Bancorp                                                 100                  2,595
 BB&T                                                            100                  3,908
 Credit Suisse Group /1/                                       4,085                175,992
 Deutsche Bank                                                   968                 83,724
 Regions Financial                                               123                  3,985
 Synovus Financial                                               100                  2,786
                                                                                    272,990
COMMERCIAL SERVICE-FINANCE (0.11%)
 H&R Block                                                       700                 35,406
 Moody's                                                         100                  8,086
 Paychex                                                       1,900                 62,358
                                                                                    105,850
COMMERCIAL SERVICES (0.01%)
 PHH /1/                                                         230                  5,030
COMPUTER SERVICES (0.21%)
 Affiliated Computer Services /1/                                800                 42,592
 Computer Sciences /1/                                         1,000                 45,850
 Electronic Data Systems                                       2,400                 49,608
 Sungard Data Systems /1/                                      1,600                 55,200
 Unisys /1/                                                    2,100                 14,826
                                                                                    208,076
COMPUTERS (0.75%)
 Apple Computer /1/                                            2,200                 91,674
 Hewlett-Packard                                               8,400                184,296
 International Business Machines                               4,700                429,486
 Sun Microsystems /1/                                          9,900                 39,996
                                                                                    745,452
COMPUTERS-INTEGRATED SYSTEMS (0.27%)
 Dell /1/                                                      7,100                272,782
COMPUTERS-MEMORY DEVICES (0.11%)
 EMC /1/                                                       6,900                 85,008
 Network Appliance /1/                                         1,100                 30,426
                                                                                    115,434
COMPUTERS-PERIPHERAL EQUIPMENT (0.03%)
 Lexmark International /1/                                       400                 31,988
CONSUMER PRODUCTS-MISCELLANEOUS (0.13%)
 Clorox                                                        1,300                 81,887
 Fortune Brands                                                  600                 48,378
                                                                                    130,265
CONTAINERS-METAL & GLASS (0.01%)
 Ball                                                            300                 12,444
CONTAINERS-PAPER & PLASTIC (0.01%)
 Sealed Air /1/                                                  100                  5,194
COSMETICS & TOILETRIES (1.71%)
 Avon Products                                                 2,800                120,232
 Beiersdorf                                                      118                 13,246
 Colgate-Palmolive                                             3,050                159,119
 Gillette                                                      5,400                272,592
 Kimberly-Clark                                                3,200                210,336
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (CONTINUED)
                                                                                $
 L'Oreal                                                       2,146                172,223
 Oriflame Cosmetics /1/                                          200                  4,188
 Procter & Gamble                                             14,200                752,600
                                                                                  1,704,536
CRUISE LINES (0.16%)
 Carnival                                                      2,583                133,825
 Carnival                                                        375                 20,599
                                                                                    154,424
DATA PROCESSING & MANAGEMENT (0.36%)
 Automatic Data Processing                                     2,500                112,375
 First Data                                                    3,947                155,157
 Fiserv /1/                                                    1,100                 43,780
 VERITAS Software /1/                                          2,100                 48,762
                                                                                    360,074
DISPOSABLE MEDICAL PRODUCTS (0.05%)
 C.R. Bard                                                       800                 54,464
DISTRIBUTION-WHOLESALE (0.03%)
 W.W. Grainger                                                   300                 18,681
 Wolseley                                                        623                 13,055
                                                                                     31,736
DIVERSIFIED MANUFACTURING OPERATIONS (2.83%)
 3M                                                            3,300                282,777
 Cooper Industries                                               300                 21,456
 Danaher                                                       1,400                 74,774
 Dover                                                         1,200                 45,348
 Eaton                                                           800                 52,320
 General Electric                                             46,000              1,658,760
 Honeywell International                                       4,000                148,840
 Illinois Tool Works /2/                                       1,500                134,295
 ITT Industries                                                  300                 27,072
 Leggett & Platt                                                 700                 20,216
 Textron                                                         600                 44,772
 Tyco International                                            9,100                307,580
                                                                                  2,818,210
DIVERSIFIED OPERATIONS (0.15%)
 LVMH Moet Hennessey Louis Vuitton                             2,018                151,329
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.10%)
 Cendant                                                       4,600                 94,484
DRUG DELIVERY SYSTEMS (0.02%)
 Hospira /1/                                                     580                 18,717
E-COMMERCE-SERVICES (0.08%)
 eBay /1/                                                      2,056                 76,607
ELECTRIC PRODUCTS-MISCELLANEOUS (0.14%)
 Emerson Electric                                              1,900                123,367
 Molex                                                           600                 15,816
                                                                                    139,183
ELECTRIC-GENERATION (0.01%)
 AES /1/                                                         600                  9,828
ELECTRIC-INTEGRATED (0.29%)
 Ameren                                                          200                  9,802
 American Electric Power                                         400                 13,624
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                                $
 Cinergy                                                         200                  8,104
 Consolidated Edison                                             200                  8,436
 Constellation Energy Group                                      200                 10,340
 Dominion Resources                                              300                 22,329
 DTE Energy                                                      200                  9,096
 Duke Energy                                                     800                 22,408
 Edison International                                            300                 10,416
 Entergy                                                         200                 14,132
 Exelon                                                          600                 27,534
 FirstEnergy                                                     300                 12,585
 FPL Group                                                       400                 16,060
 NiSource                                                        200                  4,558
 PG&E                                                            400                 13,640
 PPL                                                             200                 10,798
 Progress Energy                                                 200                  8,390
 Public Service Enterprise Group                                 200                 10,878
 Southern                                                        700                 22,281
 TXU                                                             300                 23,889
 Xcel Energy                                                     400                  6,872
                                                                                    286,172
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.21%)
 Koninklijke Philips Electronics                               6,858                189,401
 Sanmina /1/                                                   1,600                  8,352
 Solectron /1/                                                 3,100                 10,757
                                                                                    208,510
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.51%)
 Advanced Micro Devices /1/                                    2,400                 38,688
 Altera /1/                                                    2,500                 49,450
 Broadcom /1/                                                  2,200                 65,824
 Freescale Semiconductor /1/                                     739                 12,748
 Intel                                                        38,100                885,063
 Micron Technology /1/                                         4,300                 44,462
 National Semiconductor                                        2,800                 57,708
 QLogic /1/                                                      200                  8,100
 Texas Instruments                                            10,800                275,292
 Xilinx                                                        2,300                 67,229
                                                                                  1,504,564
ELECTRONIC FORMS (0.08%)
 Adobe Systems                                                 1,200                 80,604
ELECTRONIC MEASUREMENT INSTRUMENTS (0.03%)
 Agilent Technologies /1/                                      1,400                 31,080
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 ABB /1/                                                       5,738                 35,769
ENTERPRISE SOFTWARE & SERVICE (0.98%)
 BMC Software /1/                                              1,000                 15,000
 Computer Associates International                             2,600                 70,460
 Novell /1/                                                    2,100                 12,516
 Oracle /1/                                                   23,200                289,536
 SAP                                                           3,618                582,123
                                                                                    969,635
ENTERTAINMENT SOFTWARE (0.07%)
 Electronic Arts /1/                                           1,300                 67,314
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (0.42%)
                                                                                $
 Bank of New York                                              4,000                116,200
 Mellon Financial                                             10,100                288,254
 Northern Trust                                                  100                  4,344
 State Street                                                    200                  8,744
                                                                                    417,542
FINANCE-CONSUMER LOANS (0.01%)
 SLM                                                             200                  9,968
FINANCE-CREDIT CARD (0.48%)
 American Express                                              4,100                210,617
 Capital One Financial                                           100                  7,477
 MBNA                                                         10,600                260,230
                                                                                    478,324
FINANCE-INVESTMENT BANKER & BROKER (2.14%)
 Charles Schwab                                                6,500                 68,315
 Citigroup                                                    24,016              1,079,279
 Goldman Sachs Group                                           3,075                338,219
 Lehman Brothers Holdings                                      3,000                282,480
 Merrill Lynch                                                 6,300                356,580
 Piper Jaffray /1/                                                73                  2,671
                                                                                  2,127,544
FINANCE-MORTGAGE LOAN/BANKER (0.18%)
 Federal Home Loan Mortgage                                    1,300                 82,160
 Federal National Mortgage Association                         1,700                 92,565
                                                                                    174,725
FINANCE-OTHER SERVICES (0.16%)
 Man Group                                                     5,935                154,204
FINANCIAL GUARANTEE INSURANCE (0.01%)
 MBIA                                                            100                  5,228
 MGIC Investment                                                 100                  6,167
                                                                                     11,395
FOOD-CATERING (0.03%)
 Compass Group                                                 6,696                 30,557
FOOD-CONFECTIONERY (0.16%)
 Hershey Foods                                                 1,500                 90,690
 Wm. Wrigley Jr.                                               1,100                 72,127
                                                                                    162,817
FOOD-FLOUR & GRAIN (0.08%)
 Archer Daniels Midland                                        3,200                 78,656
FOOD-MISCELLANEOUS/DIVERSIFIED (1.37%)
 Cadbury Schweppes                                             5,364                 53,771
 Campbell Soup                                                 2,300                 66,746
 ConAgra Foods                                                 2,600                 70,252
 General Mills                                                 1,800                 88,470
 H.J. Heinz                                                    1,800                 66,312
 Kellogg                                                       2,000                 86,540
 Nestle                                                        2,301                631,766
 Sara Lee                                                      4,500                 99,720
 Unilever                                                      2,964                202,238
                                                                                  1,365,815
FOOD-RETAIL (0.91%)
 Albertson's                                                   1,000                 20,650
 Carrefour                                                     5,190                276,147
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-RETAIL (CONTINUED)
                                                                                $
 Koninklijke Ahold /1/                                         3,136                 26,329
 Kroger /1/                                                    5,400                 86,562
 Metro                                                           436                 23,465
 Safeway /1/                                                   1,200                 22,236
 Tesco                                                        74,395                445,279
                                                                                    900,668
FOOD-WHOLESALE & DISTRIBUTION (0.06%)
 Sysco                                                         1,800                 64,440
FORESTRY (0.04%)
 Plum Creek Timber                                             1,100                 39,270
GAS-DISTRIBUTION (0.02%)
 KeySpan                                                         200                  7,794
 Sempra Energy                                                   200                  7,968
                                                                                     15,762
GOLD MINING (1.58%)
 Agnico-Eagle Mines                                            2,100                 30,555
 Barrick Gold                                                 15,700                376,172
 Glamis Gold /1/                                               3,600                 56,196
 Goldcorp                                                      5,100                 72,471
 Kinross Gold /1/                                              8,100                 48,600
 Meridian Gold /1/                                             2,700                 45,468
 Newmont Mining                                               17,600                743,600
 Placer Dome                                                  12,100                196,262
                                                                                  1,569,324
HEALTH CARE COST CONTAINMENT (0.07%)
 McKesson                                                      1,800                 67,950
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid                                             1,000                 21,940
HOTELS & MOTELS (0.22%)
 Hilton Hotels                                                 1,700                 37,995
 InterContinental Hotels Group                                 5,455                 63,754
 Marriott International                                        1,032                 69,000
 Starwood Hotels & Resorts Worldwide                             878                 52,706
                                                                                    223,455
HUMAN RESOURCES (0.02%)
 Robert Half International                                       900                 24,264
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 Rockwell Automation                                             800                 45,312
INDUSTRIAL GASES (0.08%)
 Air Products & Chemicals                                        500                 31,645
 Praxair                                                         900                 43,074
                                                                                     74,719
INSTRUMENTS-CONTROLS (0.06%)
 Parker Hannifin                                                 700                 42,644
 Thermo Electron /1/                                             700                 17,703
                                                                                     60,347
INSTRUMENTS-SCIENTIFIC (0.03%)
 Applied Biosystems Group                                        700                 13,818
 Millipore /1/                                                   100                  4,340
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INSTRUMENTS-SCIENTIFIC (CONTINUED)
                                                                                $
 Waters /1/                                                      400                 14,316
                                                                                     32,474
INSURANCE BROKERS (0.05%)
 Aon                                                             100                  2,284
 Marsh & McLennan                                              1,500                 45,630
                                                                                     47,914
INTERNET SECURITY (0.07%)
 Symantec /1/                                                  3,100                 66,123
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.01%)
 Franklin Resources                                              200                 13,730
LEISURE & RECREATION PRODUCTS (0.02%)
 Brunswick                                                       400                 18,740
LIFE & HEALTH INSURANCE (1.00%)
 Aflac                                                         4,700                175,122
 Jefferson-Pilot                                                 100                  4,905
 Legal & General Group                                       138,664                296,739
 Lincoln National                                              8,200                370,148
 Prudential                                                   14,984                143,268
 UnumProvident                                                   100                  1,702
                                                                                    991,884
LINEN SUPPLY & RELATED ITEMS (0.03%)
 Cintas                                                          700                 28,917
MACHINERY-CONSTRUCTION & MINING (0.15%)
 Caterpillar                                                   1,600                146,304
MACHINERY-ELECTRICAL (0.05%)
 Schneider Electric                                              576                 45,253
MACHINERY-FARM (0.07%)
 Deere                                                         1,000                 67,130
MACHINERY-GENERAL INDUSTRY (0.08%)
 Ingersoll-Rand                                                1,000                 79,650
MEDICAL INFORMATION SYSTEM (0.04%)
 IMS Health                                                    1,800                 43,902
MEDICAL INSTRUMENTS (0.90%)
 Biomet                                                        1,500                 54,450
 Boston Scientific /1/                                         5,200                152,308
 Guidant                                                       2,100                155,190
 Medtronic                                                     8,000                407,600
 St. Jude Medical /1/                                          3,450                124,200
                                                                                    893,748
MEDICAL LABORATORY & TESTING SERVICE (0.06%)
 Quest Diagnostics                                               600                 63,078
MEDICAL PRODUCTS (1.48%)
 Baxter International                                          3,800                129,124
 Becton Dickinson                                              1,500                 87,630
 Johnson & Johnson                                            15,400              1,034,264
 Stryker                                                       2,600                115,986
 Zimmer Holdings /1/                                           1,400                108,934
                                                                                  1,475,938
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (0.60%)
                                                                                $
 Amgen /1/                                                     7,900                459,859
 Biogen Idec /1/                                               2,105                 72,643
 Chiron /1/                                                      500                 17,530
 Genzyme /1/                                                     800                 45,792
                                                                                    595,824
MEDICAL-DRUGS (4.83%)
 Abbott Laboratories                                           8,800                410,256
 Allergan                                                        700                 48,629
 AstraZeneca                                                   2,503                 98,661
 Bristol-Myers Squibb                                         12,100                308,066
 Elan /1/                                                      2,166                  6,756
 Eli Lilly                                                     6,300                328,230
 Forest Laboratories /1/                                       1,700                 62,815
 GlaxoSmithKline                                              17,080                391,813
 Medimmune /1/                                                   500                 11,905
 Merck                                                        10,500                339,885
 Novartis                                                      7,299                341,710
 Novo Nordisk                                                  4,000                223,300
 Pfizer                                                       36,200                950,974
 Roche Holding                                                 3,725                400,659
 Sanofi-Synthelabo                                             3,050                257,853
 Schering                                                      2,103                140,211
 Schering-Plough                                               9,500                172,425
 Wyeth                                                         7,300                307,914
                                                                                  4,802,062
MEDICAL-HMO (0.77%)
 Aetna                                                         2,000                149,900
 Humana /1/                                                      900                 28,746
 UnitedHealth Group                                            4,000                381,520
 WellPoint /1/                                                 1,600                200,560
                                                                                    760,726
MEDICAL-HOSPITALS (0.25%)
 HCA                                                           3,100                166,067
 Health Management Associates                                  2,100                 54,978
 Tenet Healthcare /1/                                          2,600                 29,978
                                                                                    251,023
MEDICAL-NURSING HOMES (0.01%)
 Manor Care                                                      300                 10,908
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.24%)
 AmerisourceBergen                                             1,400                 80,206
 Cardinal Health                                               2,800                156,240
                                                                                    236,446
METAL-ALUMINUM (0.06%)
 Alcoa                                                         2,100                 63,819
METAL-COPPER (0.02%)
 Phelps Dodge                                                    200                 20,346
METAL-DIVERSIFIED (0.02%)
 Freeport-McMoran Copper & Gold                                  400                 15,844
MISCELLANEOUS INVESTING (0.17%)
 Equity Office Properties Trust                                2,400                 72,312
 Equity Residential Properties Trust                           1,600                 51,536
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                                $
 Prologis Trust                                                1,100                 40,810
                                                                                    164,658
MONEY CENTER BANKS (0.65%)
 Bank of America                                               7,832                345,391
 JP Morgan Chase                                               4,528                156,669
 UBS                                                           1,667                141,259
                                                                                    643,319
MULTI-LINE INSURANCE (3.29%)
 Allianz                                                       2,171                276,425
 Allstate                                                      2,900                156,774
 American International Group                                 14,075                779,896
 Assicurazioni Generali                                       11,279                365,002
 Aviva                                                        12,601                151,200
 AXA                                                          10,652                284,491
 Cigna                                                           800                 71,440
 Hartford Financial Services Group                            11,200                767,872
 Loews                                                           100                  7,354
 MetLife                                                       2,900                113,390
 Prudential Financial                                          1,900                109,060
 XL Capital                                                      100                  7,237
 Zurich Financial Services                                     1,036                182,445
                                                                                  3,272,586
MULTIMEDIA (1.39%)
 Gannett                                                       1,660                131,273
 McGraw-Hill                                                   1,191                103,915
 Time Warner /1/                                              26,224                460,231
 Viacom                                                        9,964                347,046
 Walt Disney                                                  11,938                342,979
                                                                                  1,385,444
NETWORKING PRODUCTS (0.38%)
 Cisco Systems /1/                                            19,400                347,066
 Lucent Technologies /1/                                      12,300                 33,825
                                                                                    380,891
NON-HAZARDOUS WASTE DISPOSAL (0.07%)
 Waste Management                                              2,400                 69,240
NON-HOTEL GAMBLING (0.02%)
 Hilton Group                                                  3,748                 21,318
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Pitney Bowes                                                  1,200                 54,144
 Xerox /1/                                                     2,500                 37,875
                                                                                     92,019
OFFICE SUPPLIES & FORMS (0.03%)
 Avery Dennison                                                  500                 30,965
OIL & GAS DRILLING (0.10%)
 Nabors Industries /1/                                           600                 35,484
 Transocean Sedco Forex /1/                                    1,300                 66,898
                                                                                    102,382
OIL COMPANY-EXPLORATION & PRODUCTION (0.43%)
 Anadarko Petroleum                                            1,000                 76,100
 Apache                                                        1,300                 79,599
 Burlington Resources                                          1,700                 85,119
 Devon Energy                                                  1,900                 90,725
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                                $
 EOG Resources                                                 1,000                 48,740
 Kerr-McGee                                                      600                 46,998
                                                                                    427,281
OIL COMPANY-INTEGRATED (2.64%)
 Amerada Hess                                                    400                 38,484
 BP Amoco                                                      1,034                 10,727
 ChevronTexaco                                                 8,500                495,635
 ConocoPhillips                                                2,700                291,168
 Exxon Mobil                                                  26,100              1,555,560
 Marathon Oil                                                  1,300                 60,996
 Occidental Petroleum                                          1,600                113,872
 Unocal                                                        1,000                 61,690
                                                                                  2,628,132
OIL REFINING & MARKETING (0.08%)
 Valero Energy                                                 1,100                 80,597
OIL-FIELD SERVICES (0.35%)
 Baker Hughes                                                  1,800                 80,082
 BJ Services                                                     600                 31,128
 Halliburton                                                   1,700                 73,525
 Schlumberger                                                  2,300                162,104
                                                                                    346,839
OPTICAL SUPPLIES (0.01%)
 Bausch & Lomb                                                   200                 14,660
PAPER & RELATED PRODUCTS (0.15%)
 Georgia-Pacific                                                 700                 24,843
 International Paper                                           1,200                 44,148
 MeadWestvaco                                                    600                 19,092
 Neenah Paper                                                     87                  2,925
 Temple-Inland                                                   200                 14,510
 Weyerhaeuser                                                    600                 41,100
                                                                                    146,618
PHARMACY SERVICES (0.12%)
 Express Scripts /1/                                             500                 43,595
 Medco Health Solutions /1/                                    1,450                 71,876
                                                                                    115,471
PHOTO EQUIPMENT & SUPPLIES (0.04%)
 Eastman Kodak                                                 1,100                 35,805
PIPELINES (0.08%)
 Kinder Morgan                                                   500                 37,850
 Williams                                                      2,200                 41,382
                                                                                     79,232
POWER CONVERTER & SUPPLY EQUIPMENT (0.02%)
 American Power Conversion                                       800                 20,888
PRINTING-COMMERCIAL (0.04%)
 R.R. Donnelley & Sons                                         1,200                 37,944
PRIVATE CORRECTIONS (0.00%)
 Corrections Corporation of America /1/                            7                    270
PROPERTY & CASUALTY INSURANCE (0.16%)
 ACE                                                             400                 16,508
 Chubb                                                           100                  7,927
 Progressive                                                     600                 55,056
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                                $
 St. Paul                                                      2,245                 82,459
                                                                                    161,950
PUBLICLY TRADED INVESTMENT FUND (6.50%)
 iShares MSCI Emerging Markets Index Fund                      2,700                547,560
 iShares MSCI Japan Index Fund                               346,500              3,634,785
 iShares MSCI Singapore Index Fund                            17,600                127,424
 iShares S&P 500/BARRA Growth Index Fund                      37,100              2,099,489
 Standard & Poor's MidCap 400 Depository
  Receipts                                                       437                 52,597
                                                                                  6,461,855
PUBLISHING-NEWSPAPERS (0.12%)
 New York Times                                                1,202                 43,969
 Tribune                                                       1,932                 77,029
                                                                                    120,998
RADIO (0.00%)
 Cumulus Media /1/                                                 9                    128
REAL ESTATE OPERATOR & DEVELOPER (0.10%)
 Land Securities Group                                         3,944                 96,362
REGIONAL BANKS (0.68%)
 Comerica                                                      1,200                 66,096
 Fifth Third Bancorp                                             700                 30,086
 KeyCorp                                                         100                  3,245
 National City                                                   200                  6,700
 PNC Financial Services Group                                  1,600                 82,368
 SunTrust Banks                                                  100                  7,207
 U.S. Bancorp                                                  6,500                187,330
 Wachovia                                                        489                 24,895
 Wells Fargo                                                   4,400                263,120
                                                                                    671,047
REINSURANCE (0.10%)
 Muenchener Rueckversicherungs-Gesellschaft                      671                 80,840
 Swiss Reinsurance                                               287                 20,624
                                                                                    101,464
RETAIL-APPAREL & SHOE (0.06%)
 Gap                                                           1,444                 31,537
 Limited                                                       1,028                 24,980
                                                                                     56,517
RETAIL-AUTO PARTS (0.02%)
 Autozone /1/                                                    205                 17,568
RETAIL-BEDDING (0.02%)
 Bed Bath & Beyond /1/                                           598                 21,851
RETAIL-BUILDING PRODUCTS (0.21%)
 Home Depot                                                    3,593                137,396
 Lowe's                                                        1,299                 74,160
                                                                                    211,556
RETAIL-CONSUMER ELECTRONICS (0.03%)
 Best Buy                                                        569                 30,732
RETAIL-DISCOUNT (1.10%)
 Costco Wholesale                                              1,975                 87,256
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (CONTINUED)
                                                                                $
 Dollar General                                                  680                 14,899
 Family Dollar Stores                                            359                 10,899
 Target                                                        1,549                 77,481
 TJX                                                             896                 22,068
 Wal-Mart Stores                                              17,500                876,925
                                                                                  1,089,528
RETAIL-DRUG STORE (0.22%)
 Boots Group                                                     423                  4,984
 CVS                                                           1,000                 52,620
 Walgreen                                                      3,575                158,801
                                                                                    216,405
RETAIL-JEWELRY (0.14%)
 Compagnie Financiere Richemont                                3,950                124,442
 Tiffany                                                         346                 11,944
                                                                                    136,386
RETAIL-MAJOR DEPARTMENT STORE (0.05%)
 J.C. Penney                                                     641                 33,281
 May Department Stores                                           471                 17,436
                                                                                     50,717
RETAIL-OFFICE SUPPLIES (0.03%)
 Staples                                                       1,030                 32,373
RETAIL-REGIONAL DEPARTMENT STORE (0.06%)
 Federated Department Stores                                     412                 26,220
 Kohl's /1/                                                      597                 30,823
                                                                                     57,043
RETAIL-RESTAURANTS (0.32%)
 McDonald's                                                    4,969                154,735
 Starbucks /1/                                                 1,787                 92,316
 Yum! Brands                                                   1,398                 72,430
                                                                                    319,481
RUBBER-TIRES (0.10%)
 Compagnie Generale des Etablissements
  Michelin                                                       828                 54,558
 Continental                                                     626                 48,571
                                                                                    103,129
SAVINGS & LOANS-THRIFTS (0.02%)
 Golden West Financial                                           200                 12,100
 Washington Mutual                                               300                 11,850
                                                                                     23,950
SCHOOLS (0.04%)
 Apollo Group /1/                                                600                 44,436
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.23%)
 Analog Devices                                                2,400                 86,736
 Linear Technology                                             1,700                 65,127
 Maxim Integrated Products                                     2,000                 81,740
                                                                                    233,603
SEMICONDUCTOR EQUIPMENT (0.28%)
 Applied Materials /1/                                        10,600                172,250
 Kla-Tencor /1/                                                1,400                 64,414
 Novellus Systems /1/                                          1,100                 29,403
 Teradyne /1/                                                    600                  8,760
                                                                                    274,827
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SOAP & CLEANING PREPARATION (0.17%)
                                                                                $
 Henkel                                                          419                 38,037
 Reckitt Benckiser                                             4,179                132,822
                                                                                    170,859
STEEL PRODUCERS (0.04%)
 Nucor                                                           400                 23,024
 United States Steel                                             300                 15,255
                                                                                     38,279
TELECOMMUNICATION EQUIPMENT (0.21%)
 Comverse Technology /1/                                         600                 15,132
 Lucent Technologies-Warrants /1/                                942                    631
 Qualcomm                                                      4,700                172,255
 Scientific-Atlanta                                              500                 14,110
 Tellabs /1/                                                   1,300                  9,490
                                                                                    211,618
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.05%)
 Corning /1/                                                   4,100                 45,633
 JDS Uniphase /1/                                              4,700                  7,849
                                                                                     53,482
TELECOMMUNICATION SERVICES (0.02%)
 Avaya /1/                                                     1,300                 15,184
TELEPHONE-INTEGRATED (2.18%)
 ALLTEL                                                          700                 38,395
 AT&T                                                          1,805                 33,844
 BellSouth                                                     4,400                115,676
 BT Group                                                     41,593                161,512
 CenturyTel                                                      500                 16,420
 Deutsche Telekom /1/                                         11,665                233,621
 Portugal Telecom                                              6,809                 79,998
 Qwest Communications International /1/                        5,000                 18,500
 Royal KPN /1/                                                15,533                139,293
 SBC Communications                                            7,900                187,151
 Sprint                                                        3,350                 76,212
 Swisscom                                                        516                189,836
 Telecom Italia                                               44,931                170,804
 Telecom Italia                                               22,911                 71,835
 Telefonica                                                   22,945                400,786
 Telefonica                                                        1                     52
 Verizon Communications                                        6,500                230,750
                                                                                  2,164,685
TELEVISION (0.05%)
 Univision Communications /1/                                  1,816                 50,285
THERAPEUTICS (0.06%)
 Gilead Sciences /1/                                           1,800                 64,440
TOBACCO (0.72%)
 Altria Group                                                  9,700                634,283
 Reynolds American                                               500                 40,295
 UST                                                             800                 41,360
                                                                                    715,938
TOOLS-HAND HELD (0.02%)
 Black & Decker                                                  300                 23,697
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOYS (0.03%)
                                                                                $
 Mattel                                                        1,600                 34,160
TRANSPORT-MARINE (0.04%)
 A.P. Moller - Maersk Group                                        4                 37,333
TRANSPORT-RAIL (0.23%)
 Burlington Northern Santa Fe                                  1,200                 64,716
 CSX                                                           1,000                 41,650
 Norfolk Southern                                              1,300                 48,165
 Union Pacific                                                 1,000                 69,700
                                                                                    224,231
TRANSPORT-SERVICES (0.43%)
 FedEx                                                         1,100                103,345
 United Parcel Service                                         4,500                327,330
                                                                                    430,675
WEB PORTALS (0.20%)
 Yahoo /1/                                                     5,900                200,010
WIRELESS EQUIPMENT (0.10%)
 Motorola                                                      6,600                 98,802
                                                TOTAL COMMON STOCKS              60,641,224

                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.00%)
REAL ESTATE OPERATOR & DEVELOPER (0.00%)
 Atlantic Gulf Communities /3/                                 4,809                      -
                                             TOTAL PREFERRED STOCKS                       -

                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
BONDS (12.10%)
ADVERTISING AGENCIES (0.03%)
 Interpublic Group
                                                           $                    $
  5.40%; 11/15/09                                             30,000                 28,725
ADVERTISING SERVICES (0.03%)
 WPP Finance
  5.88%; 06/15/14                                             25,000                 25,849
AEROSPACE & DEFENSE (0.09%)
 BAE Systems Asset Trust
  6.66%; 09/15/13 /4/                                         58,537                 63,451
 Raytheon
  6.75%; 08/15/07                                             15,000                 15,782
  8.30%; 03/01/10                                              5,000                  5,741
                                                                                     84,974
AIRLINES (0.12%)
 Continental Airlines
  6.65%; 03/15/19                                             91,169                 86,527
                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AIRLINES (CONTINUED)
 Southwest Airlines
                                                           $                    $
  5.50%; 11/01/06                                             35,000                 35,605
                                                                                    122,132
ASSET BACKED SECURITIES (0.30%)
 Bear Stearns Asset Backed Securities
  3.05%; 09/25/34 /5/                                        156,223                156,322
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  2.96%; 11/25/18 /5/                                         46,843                 46,843
 William Street Funding
  2.99%; 04/23/06 /4 5/                                      100,000                100,074
                                                                                    303,239
AUTO FLOOR PLAN ASSET BACKED SECURITIES (0.10%)
 GE Dealer Floorplan Master Note Trust
  2.90%; 07/20/08 /5/                                        100,000                 99,992
AUTO-CARS & LIGHT TRUCKS (0.22%)
 DaimlerChrysler Holding
  7.20%; 09/01/09                                             20,000                 21,531
  7.30%; 01/15/12                                             15,000                 16,355
 Ford Motor
  7.45%; 07/16/31                                             60,000                 54,275
 General Motors /2/
  8.38%; 07/15/33                                            150,000                128,360
                                                                                    220,521
AUTOMOBILE SEQUENTIAL (0.54%)
 Capital Auto Receivables Asset Trust
  1.44%; 02/15/07                                             64,973                 64,461
  2.89%; 01/15/08 /5/                                        150,000                150,130
 Harley-Davidson Motorcycle Trust
  1.56%; 05/15/07                                              7,200                  7,192
 Honda Auto Receivables Owner Trust
  2.52%; 02/15/07                                            119,878                119,512
 USAA Auto Owner Trust
  2.41%; 02/15/07                                            100,000                 99,677
 Wachovia Auto Owner Trust
  2.40%; 05/21/07                                            100,000                 99,505
                                                                                    540,477
BREWERY (0.04%)
 Miller Brewing
  4.25%; 08/15/08 /4/                                         40,000                 39,606
BROADCASTING SERVICES & PROGRAMMING (0.03%)
 Clear Channel Communications
  7.65%; 09/15/10                                             25,000                 27,368
CABLE TV (0.15%)
 Comcast
  6.50%; 01/15/15                                             50,000                 53,519
 Comcast Cable Communications
  8.38%; 05/01/07                                             25,000                 26,929
 Cox Communications
  4.63%; 01/15/10 /4/                                         35,000                 34,010
 EchoStar DBS
  6.38%; 10/01/11                                             40,000                 39,200
                                                                                    153,658
                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CASINO HOTELS (0.08%)
 MGM Mirage
                                                           $                    $
  6.75%; 09/01/12                                             35,000                 35,263
  8.50%; 09/15/10                                             45,000                 49,275
                                                                                     84,538
CELLULAR TELECOMMUNICATIONS (0.03%)
 AT&T Wireless Services
  8.75%; 03/01/31                                             20,000                 26,386
CHEMICALS-DIVERSIFIED (0.03%)
 FMC
  10.25%; 11/01/09                                             5,000                  5,575
 ICI Wilmington
  4.38%; 12/01/08                                             20,000                 19,753
                                                                                     25,328
CONSUMER PRODUCTS-MISCELLANEOUS (0.05%)
 Clorox
  3.13%; 12/14/07 /4 5/                                       50,000                 50,052
CONTAINERS-PAPER & PLASTIC (0.04%)
 Sealed Air
  5.63%; 07/15/13 /4/                                         40,000                 40,458
CREDIT CARD ASSET BACKED SECURITIES (3.29%)
 American Express Credit Account Master Trust
  2.92%; 09/15/09 /5/                                        200,000                200,366
  2.92%; 11/16/09 /5/                                        275,000                275,380
  2.92%; 12/15/09 /5/                                        200,000                200,412
  2.95%; 09/15/08 /5/                                        200,000                200,224
 BA Master Credit Card Trust
  2.93%; 06/15/08 /5/                                        275,000                275,333
 Bank One Issuance Trust
  2.86%; 02/17/09 /5/                                        275,000                275,126
 Chase Credit Card Master Trust
  5.50%; 11/17/08                                            350,000                357,015
 Citibank Credit Card Issuance Trust
  6.90%; 10/15/07                                            200,000                203,566
 Fleet Credit Card Master Trust II
  2.95%; 05/15/08 /5/                                        200,000                200,184
 GE Capital Credit Card Master Note Trust
  2.85%; 09/15/10 /5/                                        150,000                150,032
  2.86%; 06/15/10 /5/                                        150,000                150,059
 MBNA Credit Card Master Note Trust
  2.92%; 08/17/09 /5/                                        275,000                275,523
  2.95%; 02/16/10 /5/                                        100,000                100,287
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                            200,000                202,653
 Nordstrom Private Label Credit Card Master
  Note Trust
  4.82%; 04/15/10 /4/                                        200,000                202,079
                                                                                  3,268,239
DIVERSIFIED FINANCIAL SERVICES (0.14%)
 General Electric Capital
  4.25%; 12/01/10                                             25,000                 24,409
  6.75%; 03/15/32                                             50,000                 57,716
 NiSource Finance
  3.43%; 11/23/09 /5/                                         30,000                 30,166
                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
 NiSource Finance (continued)
                                                           $                    $
  7.63%; 01/15/05                                             25,000                 25,574
                                                                                    137,865
DIVERSIFIED MANUFACTURING OPERATIONS (0.16%)
 Honeywell International
  5.13%; 11/01/06                                            155,000                157,442
DIVERSIFIED OPERATIONS (0.05%)
 Hutchison Whampoa International
  6.50%; 02/13/13 /4/                                         50,000                 52,772
ELECTRIC-DISTRIBUTION (0.04%)
 Detroit Edison
  4.80%; 02/15/15 /4/                                         35,000                 33,939
  6.13%; 10/01/10                                              5,000                  5,317
                                                                                     39,256
ELECTRIC-INTEGRATED (0.99%)
 Arizona Public Service
  5.80%; 06/30/14                                             40,000                 41,900
  6.75%; 11/15/06                                             15,000                 15,560
 CC Funding Trust I
  6.90%; 02/16/07                                             10,000                 10,446
 Cincinnati Gas & Electric
  5.70%; 09/15/12                                             20,000                 20,740
 Consumers Energy
  4.00%; 05/15/10                                             15,000                 14,346
  4.80%; 02/17/09                                             25,000                 25,020
  5.38%; 04/15/13                                             10,000                 10,070
 Entergy Gulf States
  3.31%; 12/01/09 /5/                                         20,000                 20,068
  3.60%; 06/01/08                                             20,000                 19,409
 Exelon
  6.75%; 05/01/11                                             30,000                 32,644
 Monongahela Power
  5.00%; 10/01/06                                             20,000                 20,120
 Nevada Power
  9.00%; 08/15/13                                             25,000                 28,062
 Ohio Edison
  5.45%; 05/01/15                                             55,000                 55,014
 Pacific Gas & Electric
  6.05%; 03/01/34                                             40,000                 41,073
 PECO Energy Transition Trust
  6.05%; 03/01/09                                            500,000                512,742
 PSEG Energy Holdings
  7.75%; 04/16/07                                             15,000                 15,413
  8.63%; 02/15/08                                             25,000                 26,375
 Southern California Edison
  5.00%; 01/15/14                                             10,000                  9,911
 Texas-New Mexico Power
  6.25%; 01/15/09                                             25,000                 26,040
 TXU
  6.38%; 06/15/06                                             20,000                 20,462
 TXU Energy
  7.00%; 03/15/13                                             10,000                 10,944
                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Wisconsin Electric Power
                                                           $                    $
  3.50%; 12/01/07                                             10,000                  9,795
                                                                                    986,154
FINANCE-AUTO LOANS (0.32%)
 Ford Motor Credit
  7.25%; 10/25/11                                             20,000                 19,737
 General Motors Acceptance
  4.50%; 07/15/06                                             20,000                 19,510
  6.88%; 09/15/11                                             55,000                 49,766
  8.00%; 11/01/31                                             45,000                 39,188
 Toyota Motor Credit
  5.65%; 01/15/07                                            185,000                189,822
                                                                                    318,023
FINANCE-COMMERCIAL (0.03%)
 CIT Group
  3.65%; 11/23/07                                             30,000                 29,365
FINANCE-CONSUMER LOANS (0.87%)
 American General Finance
  5.88%; 07/14/06                                            105,000                107,339
 Household Finance
  4.13%; 12/15/08                                             15,000                 14,732
 HSBC Finance
  6.75%; 05/15/11                                             95,000                104,000
 SLM
  4.00%; 01/15/10                                             40,000                 38,801
 SLM Student Loan Trust
  2.72%; 10/25/12 /5/                                        200,000                199,964
  2.72%; 04/25/13 /5/                                        275,000                274,884
  2.74%; 01/25/13 /5/                                        125,000                125,130
                                                                                    864,850
FINANCE-CREDIT CARD (0.07%)
 MBNA
  6.13%; 03/01/13                                             65,000                 68,569
FINANCE-INVESTMENT BANKER & BROKER (0.21%)
 Citigroup
  5.63%; 08/27/12                                             40,000                 41,441
  6.00%; 02/21/12                                             60,000                 63,870
 Goldman Sachs Group
  5.25%; 10/15/13                                             30,000                 29,802
  6.88%; 01/15/11                                             70,000                 76,352
                                                                                    211,465
FINANCE-MORTGAGE LOAN/BANKER (0.26%)
 Federal Home Loan Mortgage
  5.13%; 11/07/13                                            240,000                239,790
 Nationwide Building Society
  4.25%; 02/01/10 /4/                                         15,000                 14,679
                                                                                    254,469
FINANCE-OTHER SERVICES (0.07%)
 Caterpillar Financial Services
  2.92%; 08/20/07                                             55,000                 54,994
  3.63%; 11/15/07                                             10,000                  9,834
                                                                                     64,828
                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MEAT PRODUCTS (0.05%)
 Smithfield Foods
                                                           $                    $
  7.00%; 08/01/11                                             10,000                 10,238
  7.75%; 05/15/13                                              5,000                  5,300
  8.00%; 10/15/09                                             37,000                 39,220
                                                                                     54,758
FOOD-MISCELLANEOUS/DIVERSIFIED (0.03%)
 Kraft Foods
  5.63%; 11/01/11                                             25,000                 25,940
GAS-DISTRIBUTION (0.06%)
 Ras Laffan Liquefied Natural Gas
  8.29%; 03/15/14 /4/                                         40,000                 45,949
 Sempra Energy
  4.62%; 05/17/07                                             10,000                 10,040
                                                                                     55,989
HOME EQUITY-OTHER (0.62%)
 Asset Backed Funding Certificates
  2.98%; 06/25/22 /5/                                        104,800                104,805
 Centex Home Equity
  2.92%; 02/25/27 /5/                                        125,000                125,000
 GSAMP Trust
  2.97%; 02/25/35 /5/                                        143,912                143,938
 Residential Asset Securities
  3.01%; 10/25/22 /5/                                        117,724                117,737
 Wells Fargo Home Equity Trust
  3.02%; 02/25/18 /5/                                        123,383                123,400
                                                                                    614,880
HOME EQUITY-SEQUENTIAL (0.24%)
 New Century Home Equity Loan Trust
  2.99%; 02/25/35 /5/                                        157,204                157,203
  3.03%; 08/25/34 /5/                                         78,846                 78,855
                                                                                    236,058
HOTELS & MOTELS (0.09%)
 Hyatt Equities
  6.88%; 06/15/07 /4/                                         35,000                 36,148
 Starwood Hotels & Resorts Worldwide
  7.88%; 05/01/12                                             50,000                 54,625
                                                                                     90,773
INSTRUMENTS-SCIENTIFIC (0.03%)
 Fisher Scientific International
  6.75%; 08/15/14 /4/                                         25,000                 25,375
INSURANCE BROKERS (0.07%)
 Marsh & McLennan
  5.38%; 07/15/14                                             55,000                 52,765
  5.88%; 08/01/33                                             15,000                 13,666
                                                                                     66,431
LIFE & HEALTH INSURANCE (0.09%)
 AIG SunAmerica Global Financing VI
  6.30%; 05/10/11 /4/                                         85,000                 91,318
MEDICAL-HMO (0.18%)
 Aetna
  7.88%; 03/01/11                                             70,000                 80,418
 Anthem
  6.80%; 08/01/12                                             20,000                 22,179
                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL-HMO (CONTINUED)
 Health Net
                                                           $                    $
  9.88%; 04/15/11 /5/                                         55,000                 65,483
 WellPoint
  3.75%; 12/14/07 /4/                                         10,000                  9,814
                                                                                    177,894
MEDICAL-HOSPITALS (0.08%)
 HCA
  7.50%; 12/15/23                                             80,000                 81,066
MISCELLANEOUS INVESTING (0.05%)
 Reckson Operating Partnership
  5.15%; 01/15/11                                             25,000                 24,917
 Rouse
  3.63%; 03/15/09                                             15,000                 14,034
  5.38%; 11/26/13                                             10,000                  9,569
                                                                                     48,520
MONEY CENTER BANKS (0.09%)
 JP Morgan Chase
  6.00%; 02/15/09                                             90,000                 94,206
MORTGAGE BACKED SECURITIES (0.30%)
 Carrington Mortgage Loan Trust
  2.98%; 01/25/35 /5/                                        146,610                146,621
 GMAC Mortgage Corporation Loan Trust
  2.96%; 02/25/35 /5/                                        150,000                150,079
                                                                                    296,700
MULTI-LINE INSURANCE (0.02%)
 Hartford Financial Services Group
  2.38%; 06/01/06                                             25,000                 24,433
MULTIMEDIA (0.15%)
 AOL Time Warner
  7.70%; 05/01/32                                             70,000                 83,103
 News America Holdings
  8.88%; 04/26/23                                             50,000                 63,916
                                                                                    147,019
NON-HAZARDOUS WASTE DISPOSAL (0.01%)
 Waste Management
  7.38%; 08/01/10                                             10,000                 11,144
OIL & GAS DRILLING (0.04%)
 Consolidated Natural Gas
  6.25%; 11/01/11                                             30,000                 32,136
  5.00%; 03/01/14                                             10,000                  9,813
                                                                                     41,949
OIL COMPANY-EXPLORATION & PRODUCTION (0.11%)
 Kerr-McGee
  5.88%; 09/15/06                                             10,000                 10,164
 Pemex Project Funding Master Trust
  7.38%; 12/15/14                                             35,000                 37,450
  8.00%; 11/15/11                                             10,000                 11,065
  8.63%; 02/01/22                                             40,000                 45,450
 Plains Exploration & Production
  7.13%; 06/15/14                                             10,000                 10,450
                                                                                    114,579
                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-INTEGRATED (0.07%)
 Amerada Hess
                                                           $                    $
  7.88%; 10/01/29                                             60,000                 71,715
PAPER & RELATED PRODUCTS (0.05%)
 Sappi Papier Holding
  6.75%; 06/15/12 /4/                                         25,000                 27,118
 Weyerhaeuser
  6.00%; 08/01/06                                             20,000                 20,499
                                                                                     47,617
PIPELINES (0.09%)
 CenterPoint Energy Resources
  7.75%; 02/15/11                                             25,000                 28,350
 Consolidated Natural Gas
  5.00%; 12/01/14                                             25,000                 24,445
 Panhandle Eastern Pipe Line
  2.75%; 03/15/07                                             10,000                  9,682
 Texas Eastern Transmission
  7.00%; 07/15/32                                             20,000                 22,963
                                                                                     85,440
REAL ESTATE OPERATOR & DEVELOPER (0.04%)
 EOP Operating
  4.75%; 03/15/14                                             20,000                 18,755
  7.50%; 04/19/29                                             20,000                 22,842
                                                                                     41,597
RETAIL-AUTOMOBILE (0.02%)
 AutoNation
  9.00%; 08/01/08                                             15,000                 16,500
RETAIL-MAJOR DEPARTMENT STORE (0.05%)
 May Department Stores
  5.95%; 11/01/08                                             45,000                 46,467
 Saks
  8.25%; 11/15/08                                                356                    375
                                                                                     46,842
SAVINGS & LOANS-THRIFTS (0.03%)
 Washington Mutual
  5.50%; 01/15/13                                             30,000                 30,615
SOVEREIGN (0.18%)
 Mexico Government
  8.00%; 09/24/22                                             70,000                 79,450
  8.30%; 08/15/31                                             40,000                 45,800
  8.38%; 01/14/11                                             50,000                 56,900
                                                                                    182,150
SPECIAL PURPOSE ENTITY (0.35%)
 Connecticut RRB Special Purpose Trust
  3.40%; 12/30/10 /5/                                        200,000                200,254
  5.36%; 03/30/07                                             28,815                 28,815
 Farmers Exchange Capital
  7.05%; 07/15/28 /4/                                        110,000                114,863
                                                                                    343,932
TELEPHONE-INTEGRATED (0.30%)
 AT&T
  9.05%; 11/15/11                                             25,000                 28,406
 Deutsche Telekom
  8.75%; 06/15/30                                             40,000                 52,314
                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 France Telecom
                                                           $                    $
  8.75%; 03/01/31 /5/                                         20,000                 26,323
 Sprint Capital
  6.00%; 01/15/07                                             30,000                 30,840
  8.75%; 03/15/32                                              5,000                  6,487
 Telecom Italia Capital
  4.00%; 11/15/08                                             25,000                 24,346
  4.00%; 01/15/10 /4/                                         30,000                 28,681
 Verizon
  6.50%; 09/15/11                                             95,000                101,707
                                                                                    299,104
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  7.20%; 04/15/12                                             25,000                 27,838
TOBACCO (0.06%)
 Altria Group
  7.00%; 11/04/13                                             25,000                 26,826
  7.75%; 01/15/27                                             30,000                 34,241
                                                                                     61,067
TRANSPORT-RAIL (0.11%)
 Burlington Northern Santa Fe
  4.58%; 01/15/21                                             25,000                 24,321
 CSX
  2.75%; 02/15/06                                             20,000                 19,770
  9.00%; 08/15/06                                             10,000                 10,614
 Norfolk Southern
  7.35%; 05/15/07                                             20,000                 21,199
 Union Pacific
  6.65%; 01/15/11                                             20,000                 21,700
  6.79%; 11/09/07                                             15,000                 15,872
                                                                                    113,476
TRANSPORT-SERVICES (0.03%)
 FedEx
  7.25%; 02/15/11                                             30,000                 33,565
                                                        TOTAL BONDS              12,027,090

                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (1.69%)
                                                           $                    $
5.50%; 04/01/20 /6/                                          850,000                867,000
6.00%; 04/01/35 /6/                                          550,000                562,719
7.50%; 10/01/30                                               66,260                 70,967
10.00%; 09/01/17                                              31,965                 34,561
11.50%; 10/01/15                                              46,473                 50,594
12.00%; 07/01/10                                              22,599                 24,813
12.00%; 07/01/13                                              30,902                 34,223
12.00%; 06/01/15                                              33,560                 37,290
                                           TOTAL FHLMC CERTIFICATES               1,682,167

                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (2.27%)
                                                           $                    $
4.50%; 05/01/20 /6/                                          400,000                390,250
6.50%; 03/01/32                                              109,229                113,607
6.50%; 07/01/32                                               86,265                 89,689
6.50%; 09/01/32                                              659,889                686,083
6.50%; 12/01/32                                              329,186                342,252
7.00%; 04/01/23                                                4,115                  4,362
7.50%; 04/01/30                                                1,197                  1,281
7.50%; 06/01/30                                              111,920                119,767
7.50%; 11/01/30                                               22,575                 24,158
7.50%; 02/01/31                                               84,922                 90,925
7.50%; 01/01/32                                                2,052                  2,195
7.50%; 06/01/32                                               76,982                 82,283
7.50%; 04/01/35 /6/                                          100,000                106,844
8.00%; 02/01/12                                               31,987                 33,863
8.00%; 12/01/31                                                6,008                  6,466
8.50%; 05/01/32                                              121,635                132,431
10.00%; 04/01/16                                              29,490                 32,165
                                            TOTAL FNMA CERTIFICATES               2,258,621

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (0.06%)
10.50%; 04/15/14                                              13,384                 15,006
12.00%; 12/15/12                                              42,652                 47,526
                                            TOTAL GNMA CERTIFICATES                  62,532

                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
TREASURY BONDS (9.26%)
 U.S. Treasury
                                                           $                    $
  3.63%; 05/15/13                                            350,000                332,199
  3.88%; 02/15/13                                          2,925,000              2,823,424
  4.25%; 08/15/13                                            800,000                788,906
  4.38%; 08/15/12                                            675,000                676,582
  4.75%; 11/15/08                                            750,000                767,988
  5.50%; 08/15/28                                             75,000                 81,475
  5.63%; 05/15/08                                            250,000                262,022
  6.13%; 08/15/29                                          1,120,000              1,319,194
  6.38%; 08/15/27                                            200,000                240,289
  6.50%; 02/15/10                                            500,000                550,567
  8.13%; 08/15/19                                            250,000                336,338
  8.13%; 08/15/21                                            475,000                650,453
 U.S. Treasury Strip
  0.00%; 02/15/25 /2/                                        525,000                195,623
  0.00%; 02/15/27 /2/                                        525,000                177,878
                                                                                  9,202,938
                                               TOTAL TREASURY BONDS               9,202,938

                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (5.13%)
FINANCE-MORTGAGE LOAN/BANKER (5.13%)
 Federal Home Loan Mortgage
                                                           $                    $
  2.59%; 04/19/05                                          1,000,000                998,675
  2.62%; 04/05/05                                          1,400,000              1,399,592
  2.62%; 04/13/05                                          1,400,000              1,398,777
  2.72%; 05/02/05                                            611,000                609,569
 Federal National Mortgage Association
  2.65%; 05/11/05                                            700,000                697,947
                                                                                  5,104,560
                                             TOTAL COMMERCIAL PAPER               5,104,560

                                                Maturity

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.16%)
 Deutsche Bank Securities; 2.83%, dated
  03/31/05 maturing 04/01/05 (collateralized
  by U.S. Treasury Strip; $157,284; 02/15/20)              $                    $
  /7/                                                        154,212                154,200
                                        TOTAL REPURCHASE AGREEMENTS                 154,200
                                                                                -----------

                               TOTAL PORTFOLIO INVESTMENTS (91.67%)              91,133,332
CASH AND RECEIVABLES, NET OF LIABILITIES (8.33%)                                  8,279,320
                                         TOTAL NET ASSETS (100.00%)             $99,412,652
                                                                                -------------



    Contract                    Opening       Current      Unrealized
      Type        Commitment  Market Value  Market Value   Gain (Loss)
-----------------------------------------------------------------------
FUTURES CONTRACTS
13 Australia 10     Buy        $1,029,314    $1,029,141     $   (173)
Year Bond
June, 2005
Futures
31 DJ Euro Stoxx    Buy         1,204,637     1,209,880        5,243
June, 2005
Futures
9 FTSE 100 Index    Buy           848,205       835,443      (12,762)
June, 2005
Futures
25 FTSE/JSE Top     Buy           503,907       490,460      (13,447)
40
June, 2005
Futures
3 Hang Seng         Buy        $  262,185    $  258,098     $ (4,087)
Index
April, 2005
Futures
3 Long Gilt         Buy           619,817       623,854        4,037
June, 2005
Futures
15 MSCI Sing IX     Buy           464,480       457,649       (6,831)
ETS
April, 2005
Futures
37 Russell Mini     Sell        2,314,934     2,285,860       29,074
June, 2005
Futures
10 SPI 200          Buy           825,961       798,111      (27,850)
June, 2005
Futures
12 S&P eMini        Buy           716,360       710,340       (6,020)
June, 2005
Futures
8 S&P 500           Sell        2,388,361     2,367,800       20,561
June, 2005
Futures
5 Topix Index       Buy           556,072       551,842       (4,230)
June, 2005
Futures
7 U.S. Long Bond    Buy           793,480       779,625      (13,855)
June, 2005
Futures
3 U.S. 2 Year       Buy           622,649       620,672       (1,977)
Note
June, 2005
Futures



FUTURES CONTRACTS (CONTINUED)
22 U.S. 5 Year      Buy        $2,374,170    $2,356,063     $(18,107)
Note
June, 2005
Futures
18 U.S. 10 Year     Buy         1,986,237     1,966,781      (19,456)
Note
June, 2005
Futures




                            SCHEDULE OF INVESTMENTS
                            ASSET ALLOCATION ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)


/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, there was no value to this security.
/4 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $1,010,386 or 1.02% of net assets.
/5 /Variable rate.
/6 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/7 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 9,212,183
Unrealized Depreciation                       (1,799,583)
                                             -----------
Net Unrealized Appreciation (Depreciation)     7,412,600
Cost for federal income tax purposes         $83,720,732

                            SCHEDULE OF INVESTMENTS
                                BALANCED ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (65.50%)
ADVERTISING AGENCIES (0.04%)
                                                                        $
 Omnicom Group                                           540                  47,801
ADVERTISING SERVICES (0.07%)
 WPP Group /2/                                         1,481                  84,017
AEROSPACE & DEFENSE (0.36%)
 Boeing                                                1,317                  76,992
 Northrop Grumman                                      5,285                 285,285
 Rockwell Collins                                      1,470                  69,957
 United Industrial                                       265                   7,849
                                                                             440,083
AEROSPACE & DEFENSE EQUIPMENT (0.95%)
 Armor Holdings /1/ /2/                                1,625                  60,271
 DRS Technologies /1/                                  1,000                  42,500
 General Dynamics                                      3,347                 358,296
 Lockheed Martin                                       4,280                 261,337
 Moog /1/                                                539                  24,363
 Orbital Sciences /1/ /2/                              1,912                  18,508
 United Defense Industries                               491                  36,049
 United Technologies                                   3,492                 354,997
                                                                           1,156,321
AIRLINES (0.02%)
 Skywest                                               1,491                  27,718
APPAREL MANUFACTURERS (0.32%)
 Coach /1/                                             3,977                 225,217
 Guess? /1/                                            1,929                  26,427
 Quiksilver /1/                                          824                  23,921
 VF                                                    1,940                 114,732
                                                                             390,297
APPLICATIONS SOFTWARE (1.33%)
 Citrix Systems /1/                                    2,950                  70,269
 Compuware /1/                                        14,610                 105,192
 Microsoft                                            54,595               1,319,561
 Quest Software /1/                                    3,877                  53,658
 Salesforce.com /1/                                      754                  11,303
 Serena Software /1/                                   1,649                  39,180
 SS&C Technologies                                     1,058                  24,122
                                                                           1,623,285
ATHLETIC FOOTWEAR (0.29%)
 Nike                                                  4,173                 347,653
AUDIO & VIDEO PRODUCTS (0.13%)
 Matsushita Electric Industrial                        5,700                  83,904
 Pioneer                                               1,700                  30,549
 Polycom /1/                                           2,363                  40,053
                                                                             154,506
AUTO-CARS & LIGHT TRUCKS (0.23%)
 Nissan Motor /2/                                      6,325                 129,473
 Toyota Motor                                          2,015                 149,875
                                                                             279,348
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.38%)
 Oshkosh Truck                                         1,031                  84,532
 Paccar                                                3,607                 261,111
 Volvo /2/                                             2,554                 113,397
                                                                             459,040
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.20%)
 American Axle & Manufacturing                                          $
  Holdings                                               620                  15,190
 Autoliv                                               2,670                 127,225
 Dana                                                  1,269                  16,231
 Magna International                                     755                  50,510
 Tenneco Automotive /1/                                3,227                  40,208
                                                                             249,364
BEVERAGES-NON-ALCOHOLIC (0.89%)
 Coca-Cola                                             9,588                 399,532
 Pepsico                                              12,906                 684,405
                                                                           1,083,937
BEVERAGES-WINE & SPIRITS (0.30%)
 Brown-Forman                                          4,859                 266,030
 Diageo                                                1,746                  99,348
                                                                             365,378
BREWERY (0.06%)
 Anheuser-Busch                                          799                  37,865
 SABMiller                                             2,005                  31,879
                                                                              69,744
BROADCASTING SERVICES & PROGRAMMING (0.01%)
 4 Kids Entertainment /1/ /2/                            448                   9,905
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.25%)
 CRH                                                   3,641                  95,722
 Masco                                                 4,040                 140,067
 NCI Building Systems /1/                                665                  25,669
 Simpson Manufacturing                                 1,308                  40,417
                                                                             301,875
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 American Standard                                     1,460                  67,861
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.10%)
 Eagle Materials                                         763                  61,757
 Texas Industries                                      1,021                  54,879
                                                                             116,636
BUILDING PRODUCTS-LIGHT FIXTURES (0.02%)
 Genlyte Group /1/                                       341                  30,680
BUILDING PRODUCTS-WOOD (0.03%)
 Universal Forest Products                               807                  31,352
BUILDING-MAINTENANCE & SERVICE (0.03%)
 Rollins                                               1,843                  34,280
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.02%)
 Thor Industries                                         265                   7,926
 Winnebago Industries                                    245                   7,742
                                                                        ------------
                                                                              15,668
BUILDING-RESIDENTIAL & COMMERCIAL (0.49%)
 Brookfield Homes                                      1,280                  54,029
 Daiwa House Industry /2/                                187                  21,539
 DR Horton                                             1,653                  48,334
 Hovnanian Enterprises /1/                               611                  31,161
 KB Home                                               1,642                 192,869
 M/I Schottenstein Homes                                 860                  42,080
 MDC Holdings                                            574                  39,979
 Pulte Homes                                           1,706                 125,613
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (CONTINUED)
                                                                        $
 Technical Olympic USA                                 1,291                  38,988
                                                                             594,592
CABLE TV (0.16%)
 Comcast /1/                                           5,760                 194,573
CASINO HOTELS (0.08%)
 Ameristar Casinos                                       487                  26,629
 Station Casinos                                       1,120                  75,656
                                                                             102,285
CELLULAR TELECOMMUNICATIONS (0.35%)
 Centennial Communications /1/                           754                   8,181
 mm02 /1/ /2/                                          4,620                 104,323
 Nextel Partners /1/                                   3,800                  83,448
 Vodafone Group                                        8,584                 227,991
                                                                             423,943
CHEMICALS-DIVERSIFIED (0.69%)
 BASF /2/                                                787                  55,523
 Dow Chemical                                          8,665                 431,950
 FMC /1/                                               2,652                 141,749
 PPG Industries                                        2,880                 205,978
                                                                             835,200
CHEMICALS-SPECIALTY (0.36%)
 Albemarle                                               661                  24,034
 Cabot                                                 2,759                  92,233
 Cytec Industries                                      1,630                  88,427
 Eastman Chemical                                      2,090                 123,310
 MacDermid                                               592                  19,240
 Sigma-Aldrich                                           790                  48,388
 Terra Industries /1/ /2/                              5,429                  42,129
                                                                             437,761
COATINGS & PAINT (0.06%)
 Sherwin-Williams                                      1,695                  74,563
COMMERCIAL BANKS (1.81%)
 Associated Banc-Corp                                  3,650                 113,990
 Banco Santander Central Hispano /2/                  12,132                 147,525
 Bank of Hawaii                                        1,047                  47,387
 Bank of Ireland /2/                                   1,510                  95,643
 Bank of Nova Scotia                                   3,940                 128,680
 BB&T                                                    790                  30,873
 BNP Paribas /2/                                       6,600                 234,300
 BOK Financial /1/                                       161                   6,549
 Capital Corp of the West                                129                   5,996
 Cathay Bancorp                                          118                   3,717
 City Holding                                            426                  12,582
 City National                                         1,052                  73,451
 Colonial BancGroup                                    5,180                 106,294
 Columbia Banking Systems                                679                  16,126
 Community Bank System                                   503                  11,524
 Compass Bancshares                                    2,430                 110,322
 Corus Bankshares                                        408                  19,458
 Cullen/Frost Bankers                                    538                  24,291
 First Midwest Bancorp                                   850                  27,608
 Hudson United Bancorp                                 1,649                  58,127
 Irwin Financial                                         604                  13,904
 Kookmin Bank /1/                                      1,031                  46,034
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                        $
 Marshall & Ilsley                                     3,110                 129,843
 National Bank of Greece                               8,548                  58,810
 North Fork Bancorp                                    9,922                 275,236
 Pacific Capital Bancorp.                              1,438                  42,824
 Prosperity Bancshares                                   443                  11,735
 R&G Financial                                         1,372                  42,765
 South Financial Group                                 1,008                  30,784
 Toronto-Dominion Bank                                 2,433                 100,605
 UCBH Holdings                                         1,240                  49,476
 UnionBanCal                                           1,690                 103,513
 United Bankshares                                       123                   4,076
 Vineyard National Bancorp.                              204                   5,588
 Vineyard National Bancorp.-Rights /1/
  /3/ /8/                                                 51                       -
 Westamerica Bancorp.                                    322                  16,670
 Wilshire Bancorp.                                       311                   4,055
                                                                           2,210,361
COMMERCIAL SERVICE-FINANCE (0.00%)
 iPayment /1/                                            109                   4,600
COMMERCIAL SERVICES (0.00%)
 Magellan Health Services /1/                            162                   5,516
COMMUNICATIONS SOFTWARE (0.07%)
 Avid Technology /1/                                   1,340                  72,521
 Digi International /1/                                  571                   7,834
                                                                              80,355
COMPUTER AIDED DESIGN (0.16%)
 ANSYS /1/                                               727                  24,871
 Autodesk                                              5,740                 170,822
                                                                             195,693
COMPUTER SERVICES (0.15%)
 Cognizant Technology Solutions /1/                    2,272                 104,966
 Kanbay International /1/                                733                  14,997
 Perot Systems /1/                                     2,042                  27,445
 SI International /1/                                    468                  12,931
 SRA International /1/                                   469                  28,257
                                                                             188,596
COMPUTERS (1.32%)
 Apple Computer /1/                                   11,660                 485,872
 Hewlett-Packard                                       4,780                 104,873
 International Business Machines                      11,131               1,017,151
                                                                           1,607,896
COMPUTERS-INTEGRATED SYSTEMS (0.68%)
 Brocade Communications Systems /1/                    5,840                  34,573
 Catapult Communications /1/                             326                   6,960
 Dell /1/                                             17,608                 676,499
 NCR /1/                                               3,120                 105,269
                                                                             823,301
COMPUTERS-MEMORY DEVICES (0.63%)
 EMC /1/                                              28,557                 351,822
 Komag /1/ /2/                                         1,521                  33,994
 Network Appliance /1/                                 7,900                 218,514
 Seagate Technology /1/                                4,080                  79,764
 Storage Technology /1/                                  681                  20,975
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-MEMORY DEVICES (CONTINUED)
                                                                        $
 TDK /2/                                                 950                  65,180
                                                                             770,249
CONSULTING SERVICES (0.05%)
 Accenture /1/                                         2,220                  53,613
 PDI /1/                                                 313                   6,416
                                                                              60,029
CONSUMER PRODUCTS-MISCELLANEOUS (0.16%)
 Central Garden & Pet /1/                                485                  21,272
 Fortune Brands                                        1,674                 134,975
 Scotts /1/                                              578                  40,593
                                                                             196,840
CONTAINERS-METAL & GLASS (0.30%)
 Ball                                                  8,273                 343,164
 Silgan Holdings                                         436                  28,331
                                                                             371,495
CONTAINERS-PAPER & PLASTIC (0.04%)
 Sonoco Products                                       1,710                  49,333
COSMETICS & TOILETRIES (1.48%)
 Avon Products                                         4,812                 206,627
 Chattem /1/                                             684                  30,417
 Colgate-Palmolive                                     1,010                  52,692
 Estee Lauder                                          3,102                 139,528
 Gillette                                             10,870                 548,718
 Kimberly-Clark                                        1,030                  67,702
 Procter & Gamble                                     14,289                 757,317
                                                                           1,803,001
CRUISE LINES (0.14%)
 Carnival                                              3,210                 166,310
DATA PROCESSING & MANAGEMENT (0.31%)
 Automatic Data Processing                             5,601                 251,765
 Global Payments                                       1,989                 128,271
                                                                             380,036
DECISION SUPPORT SOFTWARE (0.02%)
 Wind River Systems /1/                                1,759                  26,526
DENTAL SUPPLIES & EQUIPMENT (0.06%)
 Sybron Dental Specialties /1/                         1,973                  70,831
DIAGNOSTIC EQUIPMENT (0.10%)
 Gen-Probe /1/                                         2,684                 119,599
DIALYSIS CENTERS (0.04%)
 DaVita /1/                                            1,120                  46,872
DIRECT MARKETING (0.17%)
 Catalina Marketing                                    1,076                  27,868
 Harte-Hanks                                           6,360                 175,282
                                                                             203,150
DISPOSABLE MEDICAL PRODUCTS (0.18%)
 C.R. Bard                                             3,192                 217,311
DISTRIBUTION-WHOLESALE (0.22%)
 Aviall /1/                                            1,217                  34,076
 Brightpoint /1/                                         651                  12,193
 Hughes Supply                                         2,205                  65,599
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DISTRIBUTION-WHOLESALE (CONTINUED)
                                                                        $
 Owens & Minor                                           977                  26,526
 United Stationers /1/                                   990                  44,797
 W.W. Grainger                                           590                  36,739
 WESCO International /1/                               1,614                  45,192
                                                                             265,122
DIVERSIFIED MANUFACTURING OPERATIONS (2.71%)
 3M                                                    1,396                 119,623
 Danaher                                               1,530                  81,717
 Eaton                                                 2,260                 147,804
 General Electric                                     54,956               1,981,713
 Illinois Tool Works                                   1,926                 172,435
 ITT Industries                                        3,117                 281,278
 Siemens                                                 518                  40,953
 Textron                                               1,580                 117,900
 Tyco International                                   10,496                 354,765
                                                                           3,298,188
DIVERSIFIED MINERALS (0.31%)
 Anglo American /2/                                    3,150                  75,285
 BHP Billiton                                          5,710                 159,766
 Cia Vale do Rio Doce                                  4,590                 145,090
                                                                             380,141
DIVERSIFIED OPERATIONS (0.18%)
 Brascan                                               3,367                 127,104
 Tomkins /2/                                           4,333                  88,610
                                                                             215,714
E-COMMERCE-PRODUCTS (0.01%)
 Provide Commerce /1/ /2/                                408                  11,783
E-COMMERCE-SERVICES (0.18%)
 eBay /1/                                              1,032                  38,452
 Monster Worldwide /1/                                 5,270                 147,824
 Priceline.com /1/ /2/                                 1,136                  28,627
                                                                             214,903
E-MARKETING-INFORMATION (0.01%)
 Digital River /1/                                       284                   8,849
E-SERVICES-CONSULTING (0.05%)
 Websense /1/                                          1,119                  60,202
ELECTRIC PRODUCTS-MISCELLANEOUS (0.31%)
 Ametek                                                2,050                  82,512
 Emerson Electric                                      2,070                 134,405
 Hitachi                                               1,369                  85,056
 Sharp                                                 5,026                  76,144
                                                                             378,117
ELECTRIC-GENERATION (0.09%)
 AES /1/                                               6,406                 104,930
ELECTRIC-INTEGRATED (1.71%)
 Constellation Energy Group                            5,090                 263,153
 Duke Energy                                           7,010                 196,350
 E.ON /2/                                              3,147                  90,476
 Edison International                                  6,765                 234,881
 Enel /2/                                              2,280                 109,463
 Exelon                                                7,010                 321,689
 MDU Resources Group                                   2,576                  71,149
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                        $
 OGE Energy                                            1,146                  30,885
 PPL                                                   2,835                 153,062
 RWE /2/                                                 901                  54,510
 Scottish Power                                        3,670                 114,504
 TXU                                                   5,649                 449,830
                                                                           2,089,952
ELECTRIC-TRANSMISSION (0.12%)
 National Grid Group /2/                               3,189                 149,086
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.14%)
 DSP Group /1/                                         1,911                  49,227
 Koninklijke Philips Electronics                       2,851                  78,460
 Omron                                                 1,869                  40,183
                                                                             167,870
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.39%)
 Diodes /1/                                              476                  12,914
 Fairchild Semiconductor International
  /1/                                                  2,905                  44,534
 Intel                                                38,911                 903,902
 International Rectifier /1/                           1,495                  68,022
 MEMC Electronics Materials /1/                        1,754                  23,591
 Microsemi /1/                                         3,047                  49,636
 Nvidia /1/                                            3,230                  76,745
 PMC - Sierra /1/                                      1,227                  10,798
 QLogic /1/                                            1,990                  80,595
 Silicon Laboratories /1/                                507                  15,063
 Texas Instruments                                    15,780                 402,232
                                                                           1,688,032
ELECTRONIC CONNECTORS (0.08%)
 Amphenol /1/                                          2,619                  97,008
ELECTRONIC FORMS (0.30%)
 Adobe Systems                                         5,500                 369,435
ELECTRONIC MEASUREMENT INSTRUMENTS (0.02%)
 LeCroy /1/                                              509                   8,719
 Tektronix                                               716                  17,564
                                                                              26,283
ELECTRONIC PARTS DISTRIBUTION (0.04%)
 Avnet /1/                                             2,359                  43,453
ELECTRONICS-MILITARY (0.05%)
 L-3 Communications Holdings                             880                  62,498
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.02%)
 URS /1/                                                 892                  25,645
ENGINES-INTERNAL COMBUSTION (0.07%)
 Briggs & Stratton                                       898                  32,696
 Cummins Engine                                          820                  57,687
                                                                              90,383
ENTERPRISE SOFTWARE & SERVICE (0.38%)
 Hyperion Solutions /1/                                1,632                  71,988
 Oracle /1/                                           27,184                 339,256
 SAP /2/                                               1,425                  57,114
                                                                             468,358
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (0.07%)
                                                                        $
 Investors Financial Services                          1,849                  90,435
FINANCE-AUTO LOANS (0.01%)
 WFS Financial /1/                                       163                   7,033
FINANCE-CONSUMER LOANS (0.06%)
 Aiful                                                   923                  18,691
 First Marblehead /1/                                  1,050                  60,406
                                                                              79,097
FINANCE-CREDIT CARD (0.95%)
 American Express                                      7,655                 393,237
 Capital One Financial                                 4,809                 359,569
 MBNA                                                 16,404                 402,718
 Providian Financial /1/                                 217                   3,724
                                                                           1,159,248
FINANCE-INVESTMENT BANKER & BROKER (2.76%)
 Bear Stearns                                            940                  93,906
 Citigroup                                            28,565               1,283,711
 E*Trade Financial /1/                                 9,030                 108,360
 Goldman Sachs Group                                   5,104                 561,389
 Lehman Brothers Holdings                              4,808                 452,721
 Merrill Lynch                                         7,760                 439,216
 Morgan Stanley                                        5,805                 332,336
 Nomura Holdings                                       6,255                  86,695
                                                                           3,358,334
FINANCE-MORTGAGE LOAN/BANKER (0.20%)
 American Home Mortgage Investment                     1,641                  46,998
 Federal Home Loan Mortgage                            1,230                  77,736
 Federal National Mortgage Association                 2,247                 122,349
                                                                             247,083
FINANCIAL GUARANTEE INSURANCE (0.20%)
 Ambac Financial Group                                   880                  65,780
 MGIC Investment                                       2,690                 165,893
 Triad Guaranty /1/                                      225                  11,837
                                                                             243,510
FOOD-FLOUR & GRAIN (0.26%)
 Archer Daniels Midland                               12,905                 317,205
FOOD-MEAT PRODUCTS (0.17%)
 Hormel Foods                                          3,350                 104,219
 Smithfield Foods /1/                                  3,330                 105,061
                                                                             209,280
FOOD-MISCELLANEOUS/DIVERSIFIED (0.39%)
 Corn Products International                             860                  22,351
 Kellogg                                               5,025                 217,432
 Nestle                                                1,720                 117,562
 Ralcorp Holdings /1/                                    733                  34,708
 Unilever /2/                                          1,274                  87,167
                                                                             479,220
FOOD-RETAIL (0.11%)
 Tesco /2/                                             7,538                 136,815
FOOD-WHOLESALE & DISTRIBUTION (0.02%)
 Nash Finch                                              564                  21,426
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOTWEAR & RELATED APPAREL (0.10%)
                                                                        $
 Deckers Outdoor /1/ /2/                                 212                   7,577
 Timberland /1/                                        1,309                  92,848
 Wolverine World Wide                                  1,159                  24,837
                                                                             125,262
GAS-DISTRIBUTION (0.47%)
 Energen                                               3,733                 248,618
 ONEOK                                                 5,740                 176,907
 UGI                                                   3,317                 150,658
                                                                             576,183
HOTELS & MOTELS (0.36%)
 Hilton Hotels                                         3,350                  74,872
 InterContinental Hotels Group                         5,458                  64,404
 Marcus                                                  751                  15,396
 Starwood Hotels & Resorts Worldwide                   4,684                 281,181
                                                                             435,853
HUMAN RESOURCES (0.15%)
 Korn/Ferry International /1/                          1,774                  33,759
 Labor Ready /1/                                       3,430                  63,970
 Robert Half International                             3,198                  86,218
                                                                             183,947
IMPORT & EXPORT (0.16%)
 Mitsubishi /2/                                        7,480                 194,480
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.04%)
 Dolby Laboratories /1/                                2,033                  47,775
INSTRUMENTS-CONTROLS (0.08%)
 Thermo Electron /1/                                   4,060                 102,677
INSTRUMENTS-SCIENTIFIC (0.15%)
 Applied Biosystems Group                              2,210                  43,626
 PerkinElmer                                           7,037                 145,173
                                                                             188,799
INTERNET APPLICATION SOFTWARE (0.01%)
 Verity /1/                                            1,027                   9,705
INTERNET CONNECTIVE SERVICES (0.02%)
 Hanaro Telecom /1/                                    7,263                  21,426
INTERNET SECURITY (0.17%)
 RSA Security /1/                                      1,942                  30,781
 Symantec /1/                                          6,730                 143,551
 VeriSign /1/                                          1,300                  37,310
                                                                             211,642
INTERNET TELEPHONY (0.04%)
 j2 Global Communications /1/ /2/                      1,335                  45,804
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.22%)
 Franklin Resources                                    3,130                 214,874
 T. Rowe Price Group                                     920                  54,630
                                                                             269,504
LASERS-SYSTEMS & COMPONENTS (0.02%)
 Coherent /1/                                            591                  19,952
LIFE & HEALTH INSURANCE (0.32%)
 AmerUs Group                                            611                  28,870
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                        $
 Lincoln National                                      4,465                 201,550
 Stancorp Financial
  Group                                                1,108                  93,936
 UICI                                                    323                   7,833
 UnumProvident                                         3,230                  54,974
                                                                             387,163
MACHINERY TOOLS & RELATED PRODUCTS (0.03%)
 Lincoln Electric Holdings                             1,290                  38,803
MACHINERY-CONSTRUCTION & MINING (0.04%)
 Joy Global                                              916                  32,115
 Terex /1/                                               419                  18,143
                                                                              50,258
MACHINERY-FARM (0.28%)
 Deere                                                 5,098                 342,229
MACHINERY-GENERAL INDUSTRY (0.05%)
 Applied Industrial Technologies                         916                  24,915
 Idex                                                    717                  28,931
 Middleby                                                229                  11,313
                                                                              65,159
MACHINERY-PUMPS (0.08%)
 Graco                                                 2,326                  93,877
MEDICAL INFORMATION SYSTEM (0.01%)
 Dendrite International /1/                            1,194                  16,764
MEDICAL INSTRUMENTS (0.24%)
 Conmed /1/                                              842                  25,361
 dj Orthopedics /1/                                      893                  22,370
 Medtronic                                             2,922                 148,876
 St. Jude Medical /1/                                  2,070                  74,520
 Techne /1/                                              591                  23,746
                                                                             294,873
MEDICAL LASER SYSTEMS (0.01%)
 Candela /1/                                             725                   6,467
MEDICAL PRODUCTS (1.53%)
 American Medical Systems Holding /1/                  2,073                  35,614
 Becton Dickinson                                      2,440                 142,545
 INAMED /1/                                              346                  24,178
 Johnson & Johnson                                    20,157               1,353,744
 Zimmer Holdings /1/                                   3,937                 306,338
                                                                           1,862,419
MEDICAL-BIOMEDICAL/GENE (0.72%)
 Affymetrix /1/                                        2,194                  93,991
 Amgen /1/                                             6,460                 376,037
 Arqule /1/                                            2,769                  13,042
 Charles River Laboratories
  International /1/                                    1,660                  78,086
 Exelixis /1/                                          1,267                   8,590
 Genentech /1/                                         2,015                 114,069
 Genzyme /1/                                           2,450                 140,238
 Lexicon Genetics /1/                                  3,059                  15,632
 Nektar Therapeutics /1/                               2,531                  35,282
                                                                             874,967
MEDICAL-DRUGS (2.06%)
 Abbott Laboratories                                   7,045                 328,438
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (CONTINUED)
                                                                        $
 Angiotech Pharmaceuticals /1/                           883                  13,554
 AstraZeneca                                           1,289                  50,954
 Bradley Pharmaceuticals /1/ /2/                         815                   7,791
 Eisai                                                 2,912                  99,008
 Eli Lilly                                             1,160                  60,436
 Forest Laboratories /1/                               2,086                  77,078
 GlaxoSmithKline                                       1,918                  88,074
 Medicis Pharmaceutical                                2,050                  61,459
 Merck                                                 4,511                 146,021
 Novartis                                              2,661                 124,482
 Novo Nordisk                                            895                  49,959
 Pfizer                                               44,319               1,164,260
 Roche Holding                                         1,080                  57,942
 Sanofi-Synthelabo                                     1,649                  69,819
 Teva Pharmaceutical Industries                        2,260                  70,060
 Wyeth                                                 1,000                  42,180
                                                                           2,511,515
MEDICAL-HMO (1.42%)
 Aetna                                                 6,286                 471,136
 Coventry Health Care /1/                              1,697                 115,634
 Pacificare Health Systems /1/                           670                  38,136
 Sierra Health Services /1/                            1,360                  86,822
 UnitedHealth Group                                    6,295                 600,417
 WellChoice /1/                                          841                  44,834
 WellPoint /1/                                         3,010                 377,303
                                                                           1,734,282
MEDICAL-HOSPITALS (0.11%)
 LifePoint Hospitals /1/                               2,370                 103,901
 United Surgical Partners
  International /1/                                      387                  17,713
 VCA Antech /1/                                          810                  16,386
                                                                             138,000
MEDICAL-NURSING HOMES (0.02%)
 Kindred Healthcare /1/                                  816                  28,642
METAL PROCESSORS & FABRICATION (0.08%)
 Quanex                                                1,186                  63,238
 Worthington Industries                                2,090                  40,295
                                                                             103,533
METAL-COPPER (0.19%)
 Phelps Dodge                                          2,290                 232,962
METAL-DIVERSIFIED (0.04%)
 Inco /1/                                              1,264                  50,307
METAL-IRON (0.05%)
 Cleveland-Cliffs /2/                                    641                  46,710
 Gibraltar Industries                                    478                  10,487
                                                                              57,197
MISCELLANEOUS INVESTING (0.75%)
 Alexandria Real Estate Equities                         581                  37,405
 Archstone-Smith Trust                                 1,660                  56,623
 Brandywine Realty Trust                               2,498                  70,943
 CBL & Associates Properties                             600                  42,906
 Essex Property Trust                                    387                  26,680
 Gramercy Capital                                      1,220                  23,790
 Healthcare Realty Trust                               1,659                  60,454
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                        $
 Kimco Realty                                          1,220                  65,758
 Newcastle Investment                                  2,434                  72,046
 Parkway Properties                                      326                  15,224
 Post Properties                                         713                  22,132
 Prologis Trust                                        1,510                  56,021
 Simon Property Group                                  1,480                  89,658
 SL Green Realty                                         711                  39,972
 Tanger Factory Outlet Centers                           651                  14,322
 Thornburg Mortgage /2/                                1,178                  33,031
 Ventas                                                7,478                 186,651
                                                                             913,616
MONEY CENTER BANKS (1.94%)
 ABN AMRO Holding                                      6,013                 149,183
 Bank of America                                      25,482               1,123,756
 Barclays                                              4,409                 182,709
 Credit Suisse Group /1/                               4,500                 192,600
 HBOS                                                    998                  46,674
 JP Morgan Chase                                      13,428                 464,609
 Mitsubishi Tokyo Financial Group                      3,345                  28,934
 UBS /2/                                               2,019                 170,404
                                                                           2,358,869
MOTION PICTURES & SERVICES (0.03%)
 Macrovision /1/                                       1,427                  32,521
MOTORCYCLE & MOTOR SCOOTER (0.07%)
 Harley-Davidson                                       1,580                  91,261
MULTI-LEVEL DIRECT SELLING (0.04%)
 Nu Skin Enterprises                                   2,141                  48,194
MULTI-LINE INSURANCE (1.85%)
 American International Group                         13,833                 766,487
 AXA /2/                                               3,854                 102,825
 Cigna                                                 3,741                 334,071
 Cincinnati Financial                                  1,270                  55,385
 Hartford Financial Services Group                     2,705                 185,455
 ING Groep                                             3,489                 105,472
 Loews                                                 1,100                  80,894
 MetLife                                               2,660                 104,006
 Prudential Financial                                  7,150                 410,410
 Zurich Financial Services                             5,900                 103,840
                                                                           2,248,845
MULTIMEDIA (1.40%)
 Gemstar-TV Guide International /1/                   10,150                  44,152
 Journal Communications                                  625                  10,344
 McGraw-Hill                                           2,548                 222,313
 News /2/                                             12,434                 218,963
 Time Warner /1/                                      31,802                 558,125
 Viacom                                                1,300                  45,279
 Vivendi Universal /1/ /2/                             3,351                 102,541
 Walt Disney                                          17,385                 499,471
                                                                           1,701,188
NETWORKING PRODUCTS (0.57%)
 Adaptec /1/                                           4,057                  19,433
 Cisco Systems /1/                                    36,509                 653,146
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS
(CONTINUED)
                                                                        $
 Netgear /1/ /2/                                       1,530                  23,088
                                                                             695,667
OFFICE AUTOMATION & EQUIPMENT (0.20%)
 Canon                                                 2,071                 111,006
 Imagistics International /1/                            764                  26,686
 Pitney Bowes                                          2,260                 101,971
                                                                             239,663
OFFICE SUPPLIES & FORMS (0.03%)
 John H. Harland                                       1,099                  37,762
OIL & GAS DRILLING (0.08%)
 Nabors Industries /1/                                 1,000                  59,140
 Rowan                                                 1,490                  44,596
                                                                             103,736
OIL COMPANY-EXPLORATION & PRODUCTION (1.36%)
 Anadarko Petroleum                                    1,400                 106,540
 Apache                                                6,097                 373,319
 Burlington Resources                                  4,659                 233,276
 Canadian Natural Resources                            2,940                 167,051
 Devon Energy                                          2,970                 141,817
 EOG Resources                                         4,320                 210,557
 Houston Exploration /1/                                 666                  37,929
 KCS Energy /1/                                        1,549                  23,793
 Meridian Resource /1/                                 3,438                  17,740
 Noble Energy /2/                                      2,459                 167,261
 PetroKazakhstan                                       1,504                  60,416
 Pogo Producing                                          869                  42,790
 Talisman Energy                                       2,310                  78,886
                                                                           1,661,375
OIL COMPANY-INTEGRATED (3.83%)
 BP Amoco                                                677                  42,245
 ChevronTexaco                                        11,717                 683,218
 ConocoPhillips                                        5,962                 642,942
 ENI /2/                                               1,407                 183,135
 Exxon Mobil                                          37,757               2,250,317
 Occidental Petroleum                                  5,211                 370,867
 Petro-Canada                                            728                  42,122
 Petroleo Brasileiro                                   1,430                  63,178
 Repsol YPF                                            6,440                 170,982
 Total /2/                                             1,875                 219,806
                                                                           4,668,812
OIL FIELD MACHINERY & EQUIPMENT (0.12%)
 National-Oilwell Varco /1/                                1                      47
 Smith International                                   2,270                 142,397
                                                                             142,444
OIL REFINING & MARKETING (0.47%)
 Frontier Oil                                          1,772                  64,253
 Giant Industries /1/                                    285                   7,325
 Premcor                                               1,740                 103,843
 Statoil /2/                                           7,500                 128,550
 Tesoro Petroleum /1/                                  2,562                  94,845
 Valero Energy                                         2,450                 179,511
                                                                             578,327
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.22%)
                                                                        $
 Baker Hughes                                          3,650                 162,389
 Cal Dive International /1/                            1,428                  64,688
 RPC                                                   1,300                  19,747
 Universal Compresion
  Holdings                                               622                  23,555
                                                                             270,379
OPTICAL SUPPLIES (0.33%)
 Advanced Medical Optics /1/                             950                  34,399
 Alcon                                                   630                  56,253
 Bausch & Lomb                                         4,290                 314,457
                                                                             405,109
PAPER & RELATED PRODUCTS (0.40%)
 Georgia-Pacific                                       6,430                 228,201
 MeadWestvaco                                          2,250                  71,595
 UPM-Kymmene Oyj                                       2,828                  63,149
 Weyerhaeuser                                          1,850                 126,725
                                                                             489,670
PATIENT MONITORING EQUIPMENT (0.01%)
 Aspect Medical Systems /1/                              343                   7,405
PHARMACY SERVICES (0.27%)
 Caremark Rx /1/                                       7,632                 303,601
 Medco Health Solutions /1/                              450                  22,306
                                                                        ------------
                                                                             325,907
PHYSICIAN PRACTICE MANAGEMENT (0.02%)
 Pediatrix Medical Group /1/                             412                  28,259
PIPELINES (0.27%)
 Equitable Resources                                     760                  43,654
 Questar                                               4,896                 290,088
                                                                             333,742
POULTRY (0.13%)
 Pilgrims Pride                                        4,353                 155,489
PRINTING-COMMERCIAL (0.03%)
 Consolidated Graphics /1/                               788                  41,449
PROPERTY & CASUALTY INSURANCE (0.40%)
 Arch Capital Group /1/                                1,007                  40,320
 Chubb                                                 2,130                 168,845
 Direct General                                          611                  12,550
 First American                                        2,070                  68,186
 Selective Insurance Group                               486                  22,468
 State Auto Financial                                  1,390                  37,002
 W.R. Berkley                                          2,447                 121,371
 Zenith National Insurance /2/                           245                  12,706
                                                                             483,448
PUBLICLY TRADED INVESTMENT FUND (0.10%)
 iShares Russell 1000 Value Index Fund                   970                  63,875
 iShares S&P 500 Index Fund                              480                  56,563
                                                                             120,438
PUBLISHING-NEWSPAPERS (0.10%)
 Journal Register /1/                                  1,229                  20,524
 Washington Post                                         114                 101,916
                                                                             122,440
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-PERIODICALS (0.01%)
                                                                        $
 Playboy Enterprises /1/                                 611                   7,882
RACETRACKS (0.02%)
 Penn National Gaming /1/                                848                  24,914
RECREATIONAL CENTERS (0.01%)
 Life Time Fitness /1/                                   326                   8,795
RECYCLING (0.03%)
 Metal Management /1/                                  1,427                  36,645
REGIONAL BANKS (1.50%)
 Comerica                                              2,940                 161,935
 KeyCorp                                               8,255                 267,875
 SunTrust Banks                                        1,900                 136,933
 U.S. Bancorp                                          4,460                 128,537
 Wachovia                                             10,935                 556,701
 Wells Fargo                                           9,555                 571,389
                                                                           1,823,370
RENTAL-AUTO & EQUIPMENT (0.01%)
 Rent-A-Center /1/                                       449                  12,262
RESORTS & THEME PARKS (0.03%)
 Vail Resorts /1/                                      1,236                  31,209
RESPIRATORY PRODUCTS (0.04%)
 Respironics /1/                                         857                  49,937
RETAIL-APPAREL & SHOE (0.92%)
 Abercrombie & Fitch                                   3,361                 192,384
 Aeropostale /1/                                         681                  22,303
 American Eagle Outfitters                             7,782                 229,958
 Cato                                                    650                  20,963
 Claire's Stores                                       2,698                  62,162
 Finish Line                                             812                  18,798
 Gap                                                   5,360                 117,062
 Jos. A. Bank Clothiers /1/ /2/                          900                  26,370
 Nordstrom                                             5,971                 330,674
 Stein Mart /1/                                        1,575                  35,437
 Urban Outfitters /1/                                  1,425                  68,357
                                                                           1,124,468
RETAIL-ARTS & CRAFTS (0.06%)
 Michaels Stores                                       1,960                  71,148
RETAIL-BOOKSTORE (0.02%)
 Barnes & Noble /1/                                      775                  26,730
RETAIL-BUILDING PRODUCTS (0.41%)
 Home Depot                                           11,714                 447,943
 Lowe's                                                  893                  50,982
                                                                             498,925
RETAIL-CONSUMER ELECTRONICS (0.10%)
 Best Buy                                              2,250                 121,522
RETAIL-CONVENIENCE STORE (0.06%)
 7-Eleven /1/                                          2,340                  56,207
 Pantry /1/                                              474                  14,680
                                                                              70,887
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-DISCOUNT (0.81%)
                                                                        $
 Target                                                2,787                 139,406
 Wal-Mart Stores                                      16,971                 850,417
                                                                             989,823
RETAIL-DRUG STORE (0.02%)
 CVS                                                     460                  24,205
RETAIL-JEWELRY (0.04%)
 Signet Group                                          2,271                  47,305
RETAIL-MAJOR DEPARTMENT STORE (0.21%)
 J.C. Penney                                           5,040                 261,677
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.04%)
 Ito-Yokado                                            1,327                  53,100
RETAIL-MUSIC STORE (0.06%)
 Guitar Center /1/                                     1,231                  67,496
RETAIL-OFFICE SUPPLIES (0.21%)
 Staples                                               7,959                 250,151
RETAIL-PAWN SHOPS (0.03%)
 Cash America International                            1,018                  22,325
 First Cash Financial Services /1/                       652                  13,803
                                                                              36,128
RETAIL-REGIONAL DEPARTMENT STORE (0.13%)
 Dillard's                                             1,950                  52,455
 Neiman Marcus Group                                   1,190                 108,897
                                                                             161,352
RETAIL-RESTAURANTS (0.81%)
 Buffalo Wild Wings /1/                                  408                  15,435
 CEC Entertainment /1/                                   508                  18,593
 CKE Restaurants /1/                                   2,411                  38,214
 Domino's Pizza                                        1,433                  26,783
 IHOP                                                    345                  16,450
 McDonald's                                           14,531                 452,495
 O'Charley's /1/                                         584                  12,696
 Starbucks /1/                                         2,213                 114,324
 Yum! Brands                                           5,730                 296,871
                                                                             991,861
RETAIL-SPORTING GOODS (0.01%)
 Hibbett Sporting Goods /1/                              530                  15,921
RUBBER-TIRES (0.07%)
 Continental /2/                                       1,062                  82,146
SAVINGS & LOANS-THRIFTS (0.05%)
 BankAtlantic Bancorp                                    238                   4,141
 BankUnited Financial /1/                                233                   6,259
 Downey Financial                                        129                   7,937
 Fidelity Bankshares                                     740                  17,005
 Sterling Financial /1/                                  667                  23,812
                                                                              59,154
SCHOOLS (0.02%)
 Universal Technical Institute /1/                       655                  24,104
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.24%)
 Linear Technology                                     2,365                  90,603
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                        $
 Maxim Integrated Products                             1,491                  60,937
 Taiwan Semiconductor Manufacturing                    9,539                  80,891
 United Microelectronics /1/ /2/                      17,944                  60,471
                                                                             292,902
SEMICONDUCTOR EQUIPMENT (0.37%)
 Applied Materials /1/                                14,779                 240,159
 ATMI /1/                                                795                  19,907
 Kla-Tencor /1/                                        1,790                  82,358
 MKS Instruments /1/                                     545                   8,654
 Mykrolis /1/                                            740                  10,582
 Novellus Systems /1/                                  1,860                  49,718
 Varian Semiconductor Equipment
  Associates /1/                                       1,005                  38,200
                                                                             449,578
STEEL PRODUCERS (0.35%)
 Arcelor /2/                                           2,434                  55,495
 Nucor                                                 2,780                 160,017
 POSCO                                                   797                  39,340
 Steel Technologies /2/                                  306                   7,341
 United States Steel /2/                               3,300                 167,805
                                                                             429,998
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.02%)
 Intermagnetics General /1/                            1,196                  29,111
TELECOMMUNICATION EQUIPMENT (0.48%)
 Comtech Telecommunications /1/                          353                  18,391
 Comverse Technology /1/                               3,310                  83,478
 Harris                                                1,740                  56,811
 Plantronics                                             833                  31,721
 Qualcomm                                              6,652                 243,796
 Telefonaktiebolaget LM Ericsson /1/
  /2/                                                  4,670                 131,694
 Westell Technologies /1/                              2,584                  14,238
                                                                             580,129
TELECOMMUNICATION SERVICES (0.10%)
 Amdocs /1/                                            1,910                  54,244
 Intrado /1/                                             611                   7,515
 Iowa Telecommunications Services                        739                  14,410
 Premiere Global Services /1/                          3,736                  42,292
                                                                             118,461
TELEPHONE-INTEGRATED (1.44%)
 ALLTEL                                                4,690                 257,246
 AT&T                                                  4,690                  87,938
 BellSouth                                             7,870                 206,902
 Citizens Communications                               7,790                 100,803
 Nippon Telegraph & Telephone                          1,970                  43,045
 SBC Communications                                   19,004                 450,205
 Sprint                                               10,142                 230,730
 Verizon Communications                               10,768                 382,264
                                                                           1,759,133
TELEVISION (0.02%)
 LIN Television /1/                                    1,109                  18,775
TEXTILE-APPAREL (0.00%)
 Cherokee                                                 36                   1,205
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THEATERS (0.01%)
                                                                        $
 Carmike Cinemas                                         298                  11,109
THERAPEUTICS (0.30%)
 Connetics /1/ /2/                                     1,909                  48,279
 Dyax /1/                                              2,324                   7,483
 Eyetech Pharmaceuticals /1/                             751                  20,653
 Gilead Sciences /1/                                   7,970                 285,326
 NeoPharm /1/                                            986                   7,661
                                                                             369,402
TOBACCO (0.99%)
 Altria Group                                         13,762                 899,897
 British American Tobacco                              2,264                  79,942
 Imperial Tobacco Group                                2,197                 116,441
 Loews - Carolina Group                                1,450                  47,995
 UST                                                   1,290                  66,693
                                                                           1,210,968
TOOLS-HAND HELD (0.03%)
 Stanley Works                                           780                  35,311
TOYS (0.07%)
 Jakks Pacific /1/                                       179                   3,843
 Mattel                                                3,680                  78,568
                                                                              82,411
TRANSACTIONAL SOFTWARE (0.03%)
 Transaction Systems Architects /1/                    1,543                  35,720
TRANSPORT-AIR FREIGHT (0.15%)
 CNF                                                   3,356                 157,027
 EGL /1/                                               1,097                  25,012
                                                                             182,039
TRANSPORT-MARINE (0.02%)
 Overseas Shipholding Group                              407                  25,604
TRANSPORT-RAIL (0.29%)
 Burlington Northern Santa Fe                          6,460                 348,388
TRANSPORT-SERVICES (0.23%)
 C.H. Robinson Worldwide                               1,060                  54,622
 HUB Group /1/                                           293                  18,362
 United Parcel Service                                 2,900                 210,946
                                                                             283,930
TRANSPORT-TRUCK (0.07%)
 Forward Air                                             367                  15,627
 J.B. Hunt Transport Services                            618                  27,050
 Overnite                                              1,106                  35,381
 SCS Transportation /1/                                  384                   7,138
                                                                              85,196
TRUCKING & LEASING (0.01%)
 Ryder System                                            306                  12,760
WATER (0.05%)
 Suez /2/                                              2,091                  56,415
WEB HOSTING & DESIGN (0.05%)
 Macromedia /1/                                        2,000                  67,000
                                        Shares

                                        Held                                Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
WEB PORTALS (0.27%)
                                                                        $
 Yahoo /1/                                             9,764                 331,000
WIRE & CABLE PRODUCTS (0.02%)
 Belden CDT                                              869                  19,300
WIRELESS EQUIPMENT (0.13%)
 Motorola                                              5,545                  83,009
 Nokia                                                 2,525                  38,961
 Novatel Wireless /1/                                  2,130                  22,897
 SpectraLink                                           1,014                  14,318
                                                                             159,185
                                        TOTAL COMMON STOCKS               79,808,792

                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (20.43%)
AGRICULTURAL OPERATIONS (0.10%)
 Bunge Limited Finance
                                                   $                    $
  4.38%; 12/15/08                                     95,000                  93,633
  5.88%; 05/15/13                                     30,000                  31,071
                                                                             124,704
AIRLINES (0.12%)
 Southwest Airlines
  5.10%; 05/01/06                                    141,942                 143,586
ASSET BACKED SECURITIES (0.81%)
 Chase Funding Mortgage Loan Asset
  Backed Certificates
  3.14%; 09/25/33 /4/                                112,373                 112,574
 Countrywide Asset Backed Certificates
  3.35%; 02/25/34 /4/                                232,143                 232,140
  3.92%; 01/25/34 /4/                                220,000                 222,990
 Master Adjustable Rate Mortgages
  Trust
  3.95%; 03/25/34 /4/                                115,000                 115,728
 Morgan Stanley ABS Capital I
  3.07%; 12/25/34 /4/                                200,000                 200,268
 MSDWCC Heloc Trust
  2.84%; 07/25/17 /3/ /4/                             99,754                  99,754
                                                                             983,454
AUTO-CARS & LIGHT TRUCKS (0.15%)
 DaimlerChrysler Holding
  4.05%; 06/04/08                                     70,000                  67,980
  4.75%; 01/15/08                                     15,000                  14,929
  7.25%; 01/18/06                                     45,000                  45,996
 Nissan Motor Acceptance
  4.63%; 03/08/10 /5/                                 55,000                  54,225
                                                                             183,130
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.05%)
 Lear
  7.96%; 05/15/05                                     55,000                  55,259
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (0.05%)
 Toyota Auto Receivables Owner Trust
                                                   $                    $
  2.65%; 11/15/06                                     56,722                  56,660
BREWERY (0.10%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                    50,000                  60,500
 Coors Brewing
  6.38%; 05/15/12                                     60,000                  64,470
                                                                             124,970
BROADCASTING SERVICES & PROGRAMMING (0.08%)
 Clear Channel Communications
  4.50%; 01/15/10                                     75,000                  72,136
 Grupo Televisa
  8.50%; 03/11/32                                     25,000                  28,500
                                                                             100,636
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.04%)
 CRH America
  5.30%; 10/15/13                                     40,000                  39,918
  6.40%; 10/15/33                                     10,000                  10,700
                                                                              50,618
BUILDING PRODUCTS-AIR & HEATING (0.06%)
 York International
  6.63%; 08/15/06                                     75,000                  77,349
BUILDING PRODUCTS-WOOD (0.01%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                     15,000                  14,345
BUILDING-RESIDENTIAL & COMMERCIAL (0.14%)
 DR Horton
  8.50%; 04/15/12                                     60,000                  65,458
 KB Home
  7.75%; 02/01/10                                     55,000                  57,830
 Ryland Group
  9.75%; 09/01/10                                     45,000                  47,522
                                                                             170,810
CABLE TV (0.47%)
 Charter Communications
  8.00%; 04/30/12 /5/                                 40,000                  39,800
 Comcast
  5.30%; 01/15/14                                      5,000                   4,946
  5.50%; 03/15/11                                     25,000                  25,460
  5.85%; 01/15/10                                     10,000                  10,341
  7.05%; 03/15/33 /2/                                 40,000                  44,739
 Cox Communications
  3.55%; 12/14/07 /4/ /5/                             75,000                  75,439
  4.63%; 01/15/10 /5/                                100,000                  97,170
  5.45%; 12/15/14 /5/                                100,000                  97,351
  6.75%; 03/15/11                                     50,000                  53,295
  7.13%; 10/01/12                                     50,000                  54,530
 EchoStar DBS
  6.63%; 10/01/14 /5/                                 75,000                  72,469
                                                                             575,540
CASINO HOTELS (0.21%)
 Aztar
  7.88%; 06/15/14                                     70,000                  74,375
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CASINO HOTELS (CONTINUED)
 Harrah's Operating
                                                   $                    $
  5.50%; 07/01/10                                     65,000                  66,124
 Mandalay Resort Group
  6.45%; 02/01/06                                     30,000                  30,375
 MGM Mirage
  7.25%; 10/15/06                                     25,000                  25,812
 Park Place Entertainment
  8.50%; 11/15/06                                     55,000                  57,819
                                                                             254,505
CELLULAR TELECOMMUNICATIONS (0.52%)
 America Movil
  5.75%; 01/15/15                                     85,000                  82,157
  6.38%; 03/01/35                                     15,000                  13,572
 AT&T Wireless Services
  7.88%; 03/01/11                                     85,000                  96,678
  8.13%; 05/01/12                                     75,000                  87,617
 Dobson Cellular Systems
  7.49%; 11/01/11 /4/ /5/                             60,000                  61,500
 Rogers Wireless Communications
  7.25%; 12/15/12                                     65,000                  66,300
 Rural Cellular
  8.25%; 03/15/12                                     25,000                  25,500
 Telus
  7.50%; 06/01/07                                     45,000                  47,899
 US Unwired
  7.26%; 06/15/10 /4/                                 65,000                  67,112
 Verizon Wireless Capital
  5.38%; 12/15/06                                     80,000                  81,500
                                                                             629,835
CHEMICALS-DIVERSIFIED (0.19%)
 Chevron Phillips Chemical
  7.00%; 03/15/11                                     65,000                  71,273
 FMC
  6.75%; 05/05/05                                     70,000                  70,000
 ICI Wilmington I
  5.63%; 12/01/13                                     55,000                  55,729
 Lyondell Chemical
  9.50%; 12/15/08                                     35,000                  37,450
                                                                             234,452
COAL (0.02%)
 Massey Energy
  6.63%; 11/15/10                                     30,000                  30,150
COATINGS & PAINT (0.03%)
 Valspar
  6.00%; 05/01/07                                     30,000                  30,883
COMMERCIAL BANKS (0.07%)
 United Overseas Bank
  4.50%; 07/02/13 /5/                                 25,000                  23,476
 Wachovia Bank
  4.88%; 02/01/15                                     65,000                  63,240
                                                                              86,716
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
COMMERCIAL SERVICES (0.06%)
 Iron Mountain
                                                   $                    $
  8.25%; 07/01/11                                     70,000                  70,700
COMPUTER SERVICES (0.08%)
 Unisys
  7.88%; 04/01/08                                     45,000                  45,225
  8.13%; 06/01/06                                     45,000                  46,125
                                                                              91,350
COMPUTERS-INTEGRATED SYSTEMS (0.02%)
 NCR
  7.13%; 06/15/09                                     20,000                  21,526
COMPUTERS-MEMORY DEVICES (0.05%)
 Seagate Technology HDD Holdings
  8.00%; 05/15/09                                     55,000                  58,438
CREDIT CARD ASSET BACKED SECURITIES (0.75%)
 Capital One Multi-Asset Execution
  Trust
  3.03%; 12/15/09 /4/                                115,000                 115,189
 Chase Credit Card Master Trust
  3.01%; 05/15/09 /4/                                140,000                 139,971
 Citibank Credit Card Master Trust I
  3.26%; 03/10/11 /4/                                100,000                 100,522
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                    100,000                 101,528
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                    450,000                 455,968
                                                                             913,178
CRUISE LINES (0.11%)
 Royal Caribbean Cruises
  8.75%; 02/02/11                                    115,000                 130,669
DATA PROCESSING & MANAGEMENT (0.02%)
 Certegy
  4.75%; 09/15/08                                     25,000                  25,171
DISTRIBUTION-WHOLESALE (0.05%)
 Ingram Micro
  9.88%; 08/15/08                                     55,000                  58,300
DIVERSIFIED FINANCIAL SERVICES (0.06%)
 General Electric Capital
  6.75%; 03/15/32                                     25,000                  28,858
 NiSource Finance
  3.20%; 11/01/06                                     40,000                  39,204
                                                                              68,062
DIVERSIFIED MANUFACTURING OPERATIONS (0.04%)
 Tyco International Group
  6.38%; 02/15/06                                     45,000                  45,794
DIVERSIFIED MINERALS (0.03%)
 Vale Overseas
  9.00%; 08/15/13                                     30,000                  33,450
DIVERSIFIED OPERATIONS (0.06%)
 Hutchison Whampoa International
  6.50%; 02/13/13 /5/                                 30,000                  31,663
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED OPERATIONS (CONTINUED)
 Noble Group
                                                   $                    $
  6.63%; 03/17/15 /5/                                 40,000                  37,162
                                                                              68,825
E-COMMERCE-PRODUCTS (0.02%)
 FTD
  7.75%; 02/15/14                                     20,000                  20,500
ELECTRIC-GENERATION (0.08%)
 Korea East-West Power
  4.88%; 04/21/11 /5/                                 20,000                  19,614
 Tenaska Virginia Partners
  6.12%; 03/30/24 /5/                                 29,643                  30,422
 Texas Genco
  6.88%; 12/15/14 /5/                                 45,000                  45,112
                                                                              95,148
ELECTRIC-INTEGRATED (0.97%)
 Arizona Public Service
  5.80%; 06/30/14                                     45,000                  47,138
  6.50%; 03/01/12                                     25,000                  27,263
 Carolina Power & Light
  6.65%; 04/01/08                                     50,000                  52,873
 Centerpoint Energy
  5.88%; 06/01/08                                     30,000                  30,922
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                     20,000                  18,905
 Consumers Energy
  4.25%; 04/15/08                                     10,000                   9,893
 Dayton Power & Light
  5.13%; 10/01/13 /5/                                 35,000                  35,069
 Entergy Gulf States
  3.60%; 06/01/08                                     30,000                  29,113
 Exelon
  6.75%; 05/01/11                                     35,000                  38,084
 FirstEnergy
  6.45%; 11/15/11                                     65,000                  68,578
 Indianapolis Power & Light
  7.38%; 08/01/07                                     40,000                  41,827
 Jersey Central Power & Light
  5.63%; 05/01/16                                     15,000                  15,283
 Northeast Utilities
  3.30%; 06/01/08                                     25,000                  24,068
 NorthWestern
  5.88%; 11/01/14 /5/                                 65,000                  64,663
 Ohio Power
  4.85%; 01/15/14                                     25,000                  24,343
 Oncor Electric Delivery
  6.38%; 05/01/12                                     50,000                  53,602
 Pacific Gas & Electric
  3.60%; 03/01/09                                     35,000                  33,681
  6.05%; 03/01/34                                    115,000                 118,084
 Pepco Holdings
  3.75%; 02/15/06                                     95,000                  94,899
 Power Contract Financing
  5.20%; 02/01/06 /5/                                 13,410                  13,517
 PPL Energy Supply
  5.40%; 08/15/14                                     40,000                  40,301
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 PSEG Power
                                                   $                    $
  6.95%; 06/01/12                                     65,000                  71,939
 Puget Energy
  3.36%; 06/01/08                                     30,000                  28,956
 Southern California Edison
  5.00%; 01/15/14                                     20,000                  19,822
  5.00%; 01/15/16                                     45,000                  44,130
  8.00%; 02/15/07                                     44,000                  46,852
 Southwestern Electric Power
  4.50%; 07/01/05                                     60,000                  60,172
 TXU Energy
  6.13%; 03/15/08                                     25,000                  25,926
                                                                           1,179,903
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.01%)
 Flextronics International
  6.50%; 05/15/13                                     10,000                   9,925
ELECTRONICS-MILITARY (0.05%)
 L-3 Communications
  5.88%; 01/15/15                                     65,000                  62,400
EXPORT/IMPORT BANK (0.03%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                     40,000                  39,353
FEDERAL & FEDERALLY SPONSORED CREDIT (0.06%)
 Housing Urban Development
  2.99%; 08/01/05                                     70,000                  69,985
FILTRATION & SEPARATION PRODUCTS (0.04%)
 Polypore
  8.75%; 05/15/12                                     50,000                  46,750
FINANCE-AUTO LOANS (0.25%)
 Ford Motor Credit
  5.70%; 01/15/10 /2/                                 50,000                  47,098
  6.13%; 01/09/06                                     45,000                  45,411
  6.50%; 01/25/07                                     20,000                  20,203
  6.88%; 02/01/06                                    155,000                 157,108
  7.38%; 02/01/11                                      5,000                   4,967
  7.88%; 06/15/10                                     35,000                  35,633
                                                                             310,420
FINANCE-COMMERCIAL (0.09%)
 CIT Group
  5.13%; 09/30/14                                    115,000                 113,513
FINANCE-CONSUMER LOANS (0.14%)
 Household Finance
  4.13%; 11/16/09                                     75,000                  72,924
  4.75%; 07/15/13                                     25,000                  24,339
  7.00%; 05/15/12                                     65,000                  72,457
                                                                             169,720
FINANCE-CREDIT CARD (0.14%)
 Capital One Bank
  5.00%; 06/15/09 /2/                                 50,000                  50,224
  6.88%; 02/01/06                                    100,000                 102,380
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-CREDIT CARD (CONTINUED)
 Capital One Financial
                                                   $                    $
  4.80%; 02/21/12                                     15,000                  14,570
                                                                             167,174
FINANCE-INVESTMENT BANKER & BROKER (0.78%)
 BCP Caylux Holdings Luxembourg
  9.63%; 06/15/14 /5/                                 30,000                  34,200
 Bear Stearns
  3.00%; 03/30/06                                     55,000                  54,487
  3.42%; 06/25/34 /4/                                 80,000                  79,882
 Citigroup
  5.88%; 02/22/33                                     20,000                  20,232
  6.63%; 06/15/32                                     20,000                  22,301
 E*Trade Financial
  8.00%; 06/15/11                                     60,000                  61,800
 Goldman Sachs Group
  3.88%; 01/15/09                                     45,000                  43,824
  5.13%; 01/15/15                                     85,000                  82,987
  5.15%; 01/15/14                                     10,000                   9,847
  6.60%; 01/15/12                                    130,000                 140,678
 Lehman Brothers Holdings
  4.80%; 03/13/14                                     65,000                  62,692
 Merrill Lynch
  3.02%; 02/06/09 /4/                                160,000                 160,389
  5.00%; 01/15/15                                     55,000                  53,300
  5.45%; 07/15/14                                     45,000                  45,322
 Morgan Stanley
  4.75%; 04/01/14                                     55,000                  52,367
  5.30%; 03/01/13                                     30,000                  30,170
                                                                             954,478
FINANCE-MORTGAGE LOAN/BANKER (1.36%)
 Countrywide Home Loan
  4.61%; 12/19/33 /4/                                225,000                 217,420
  5.50%; 02/01/07                                     15,000                  15,289
 Federal Home Loan Mortgage
  4.50%; 07/15/13                                    300,000                 294,482
  4.63%; 05/28/13                                     55,000                  53,082
  4.75%; 10/11/12 /2/                                100,000                  98,398
  4.75%; 05/06/13                                     90,000                  86,859
  5.13%; 11/07/13                                     25,000                  24,978
  6.75%; 03/15/31                                    317,000                 386,550
 Federal National Mortgage Association
  3.70%; 11/01/07                                    275,000                 270,857
  4.32%; 07/26/07                                    110,000                 110,174
  4.75%; 02/21/13                                    100,000                  98,084
                                                                           1,656,173
FOOD-MISCELLANEOUS/DIVERSIFIED (0.12%)
 Corn Products International
  8.45%; 08/15/09                                     45,000                  50,768
 Kraft Foods
  4.63%; 11/01/06                                    100,000                 100,655
                                                                             151,423
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-RETAIL (0.07%)
 Delhaize America
                                                   $                    $
  7.38%; 04/15/06                                     55,000                  56,594
  9.00%; 04/15/31                                     25,000                  30,374
                                                                              86,968
GAS-DISTRIBUTION (0.12%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                    50,000                  50,517
 Sempra Energy
  4.75%; 05/15/09                                     40,000                  39,768
  6.95%; 12/01/05                                     60,000                  61,241
                                                                             151,526
GOLD MINING (0.04%)
 Newmont Mining
  5.88%; 04/01/35                                     50,000                  48,996
HOME DECORATION PRODUCTS (0.02%)
 Newell Rubbermaid
  4.00%; 05/01/10                                     15,000                  14,403
  4.63%; 12/15/09                                     15,000                  14,809
                                                                              29,212
HOME EQUITY-OTHER (0.52%)
 ACE Securities
  3.08%; 03/25/35 /4/                                 50,000                  50,065
 Long Beach Mortgage Loan Trust
  3.38%; 06/25/34 /4/                                 30,000                  30,079
  3.93%; 06/25/34 /4/                                 35,000                  35,468
 Option One Mortgage Loan Trust
  3.15%; 11/25/34 /4/                                 25,000                  25,071
  3.38%; 05/25/34 /4/                                 85,000                  85,333
  3.90%; 05/25/34 /4/                                 85,000                  84,999
 Saxon Asset Securities Trust
  3.07%; 03/25/35 /4/                                135,000                 135,131
 Specialty Underwriting & Residential
  Finance
  3.36%; 02/25/35 /4/                                 80,000                  80,251
 Wells Fargo Home Equity Trust
  3.35%; 04/25/34 /4/                                110,000                 110,001
                                                                             636,398
HOME EQUITY-SEQUENTIAL (0.30%)
 Ameriquest Mortgage Securities
  3.15%; 03/25/35 /4/                                125,000                 125,116
 New Century Home Equity Loan Trust
  3.57%; 01/25/34 /4/                                140,000                 141,076
 Residential Asset Securities
  3.28%; 08/25/29                                    100,000                  99,094
                                                                             365,286
HOTELS & MOTELS (0.05%)
 HMH Properties
  7.88%; 08/01/08                                     65,000                  66,300
INVESTMENT COMPANIES (0.08%)
 Canadian Oil Sands
  4.80%; 08/10/09 /5/                                100,000                  99,313
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
LIFE & HEALTH INSURANCE (0.13%)
 Hartford Life Global Funding Trusts
                                                   $                    $
  3.18%; 09/15/09 /4/                                150,000                 149,336
 Nationwide Financial Services
  5.63%; 02/13/15                                     10,000                  10,070
                                                                             159,406
MACHINERY TOOLS & RELATED PRODUCTS (0.06%)
 Kennametal
  7.20%; 06/15/12                                     70,000                  77,352
MACHINERY-FARM (0.11%)
 Case
  7.25%; 08/01/05                                     90,000                  90,450
 Case New Holland
  6.00%; 06/01/09 /5/                                 50,000                  47,500
                                                                             137,950
MEDICAL INFORMATION SYSTEM (0.04%)
 NDCHealth
  10.50%; 12/01/12                                    50,000                  51,375
MEDICAL PRODUCTS (0.02%)
 Medical Device Manufacturing
  10.00%; 07/15/12                                    25,000                  26,750
MEDICAL-DRUGS (0.07%)
 Biovail
  7.88%; 04/01/10                                     55,000                  54,725
 Schering-Plough
  5.55%; 12/01/13                                     35,000                  35,754
                                                                              90,479
MEDICAL-HMO (0.37%)
 Anthem
  4.88%; 08/01/05                                    225,000                 225,685
 Coventry Health Care
  5.88%; 01/15/12 /5/                                 90,000                  90,000
 Pacificare Health Systems
  10.75%; 06/01/09                                    32,000                  35,360
 WellPoint
  3.75%; 12/14/07 /5/                                 35,000                  34,350
  4.25%; 12/15/09 /5/                                 30,000                  29,287
  5.00%; 12/15/14 /5/                                 35,000                  34,339
                                                                             449,021
MEDICAL-HOSPITALS (0.08%)
 HCA
  6.95%; 05/01/12                                     90,000                  93,416
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.04%)
 Bergen Brunswig
  7.25%; 06/01/05                                     45,000                  45,281
METAL PROCESSORS & FABRICATION (0.04%)
 Mueller Group
  10.00%; 05/01/12                                    50,000                  54,000
METAL-DIVERSIFIED (0.03%)
 Falconbridge
  5.38%; 06/01/15                                     15,000                  14,802
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL-DIVERSIFIED (CONTINUED)
 Falconbridge (continued)
                                                   $                    $
  7.35%; 06/05/12                                     15,000                  16,844
                                                                              31,646
MISCELLANEOUS INVESTING (0.17%)
 iStar Financial
  3.30%; 03/03/08 /4/                                 75,000                  75,156
  4.88%; 01/15/09                                     55,000                  54,306
  5.15%; 03/01/12                                     40,000                  38,696
 United Dominion Realty Trust
  6.50%; 06/15/09                                     35,000                  37,055
                                                                             205,213
MISCELLANEOUS MANUFACTURERS (0.06%)
 Samsonite
  8.88%; 06/01/11                                     70,000                  73,325
MONEY CENTER BANKS (0.17%)
 JP Morgan Chase
  4.75%; 03/01/15                                     90,000                  86,150
  5.25%; 05/01/15                                    125,000                 124,512
                                                                             210,662
MORTGAGE BACKED SECURITIES (2.69%)
 Bear Stearns Adjustable Rate Mortgage
  Trust
  3.51%; 06/25/34 /4/                                 50,000                  48,157
 Bear Stearns Commercial Mortgage
  Securities
  0.65%; 05/11/39 /4/ /5/                            566,711                  14,341
  5.47%; 06/11/41                                    130,000                 133,386
 Carrington Mortgage Loan Trust
  3.11%; 01/25/35 /4/                                 75,000                  75,095
 Commercial Mortgage Pass-Through
  Certificate
  4.05%; 10/15/37                                    200,000                 195,020
 CS First Boston Mortgage Securities
  0.07%; 11/15/37 /4/ /5/                          1,364,771                  28,683
  0.57%; 05/15/36 /4/ /5/                            827,328                  16,255
  0.68%; 07/15/36 /4/ /5/                            901,828                  26,668
  1.52%; 03/15/36 /4/ /5/                            645,527                  28,845
  3.45%; 05/25/34 /4/                                 65,000                  64,658
  7.69%; 09/15/41 /4/                                 30,000                  33,603
 DLJ Mortgage Acceptance
  6.99%; 10/15/30 /5/                                125,000                 129,871
 First Union National Bank Commercial
  Mortgage
  8.09%; 05/17/32                                     45,000                  51,094
 Greenwich Capital Commercial Funding
  0.39%; 06/10/36 /4/ /5/                          5,792,000                  96,269
 IMPAC Commercial Mortgage Trust
  2.96%; 04/25/35 /4/                                 99,846                  99,846
 JP Morgan Chase Commercial Mortgage
  Securities
  0.04%; 01/15/42 /4/ /5/                          1,420,356                  25,231
  1.22%; 01/12/39 /4/ /5/                            750,000                  37,056
 LB Commercial Conduit Mortgage Trust
  6.21%; 10/15/35                                  1,000,000               1,051,128
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 LB-UBS Commercial Mortgage Trust
                                                   $                    $
  0.13%; 03/15/36 /4/ /5/                            535,166                  15,145
  0.64%; 03/15/34 /4/ /5/                            849,842                  17,346
  0.74%; 08/15/36 /4/ /5/                            690,953                  21,600
  1.23%; 03/15/36 /4/ /5/                            507,485                  24,399
  4.31%; 02/15/30                                    195,000                 191,605
  5.97%; 03/15/26                                    375,000                 389,072
 Merrill Lynch Mortgage Investors
  3.41%; 01/25/35 /4/                                115,000                 114,999
 Merrill Lynch Mortgage Trust
  0.60%; 02/12/42 /4/                              2,197,080                  48,116
 Morgan Stanley Capital I
  1.12%; 01/13/41 /4/ /5/                            500,000                  23,777
 NationsLink Funding
  7.03%; 06/20/31                                    129,455                 134,733
 Wachovia Bank Commercial Mortgage
  Trust
  0.47%; 10/15/41 /4/ /5/                          2,845,941                  66,945
  0.47%; 03/15/42 /4/ /5/                          4,200,000                  69,023
                                                                           3,271,966
MULTI-LINE INSURANCE (0.44%)
 CNA Financial
  5.85%; 12/15/14 /2/                                 70,000                  69,419
  6.50%; 04/15/05                                     90,000                  90,078
 Metropolitan Life Global Funding I
  3.18%; 03/17/09 /4/ /5/                            160,000                 159,869
 XL Capital
  5.25%; 09/15/14                                    125,000                 123,350
  6.50%; 01/15/12                                     85,000                  91,018
                                                                             533,734
MULTIMEDIA (0.41%)
 AOL Time Warner
  5.63%; 05/01/05                                     50,000                  50,076
  6.15%; 05/01/07                                     85,000                  87,737
  7.63%; 04/15/31                                    115,000                 135,098
 Gannett
  4.95%; 04/01/05                                     80,000                  80,000
 News America
  4.75%; 03/15/10                                     15,000                  14,933
  5.30%; 12/15/14 /5/                                 40,000                  39,184
  6.20%; 12/15/34 /5/                                 30,000                  29,663
  6.63%; 01/09/08                                     45,000                  47,276
 Viacom
  6.63%; 05/15/11                                     20,000                  21,516
                                                                             505,483
MUTUAL INSURANCE (0.15%)
 Liberty Mutual Group
  5.75%; 03/15/14 /5/                                100,000                  98,285
  6.50%; 03/15/35 /5/                                 60,000                  57,709
  7.00%; 03/15/34 /5/                                 30,000                  30,869
                                                                             186,863
NON-FERROUS METALS (0.02%)
 Coldelco
  5.50%; 10/15/13 /5/                                 20,000                  20,208
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
NON-HAZARDOUS WASTE DISPOSAL (0.04%)
 Allied Waste North America
                                                   $                    $
  5.75%; 02/15/11                                     25,000                  22,750
 Waste Management
  5.00%; 03/15/14                                     25,000                  24,593
                                                                              47,343
OIL & GAS DRILLING (0.07%)
 Consolidated Natural Gas
  5.00%; 03/01/14                                     30,000                  29,437
 Precision Drilling
  5.63%; 06/01/14                                     50,000                  51,177
                                                                              80,614
OIL COMPANY-EXPLORATION & PRODUCTION (0.32%)
 Chesapeake Energy
  8.13%; 04/01/11                                     40,000                  42,400
 Devon Financing
  7.88%; 09/30/31                                     50,000                  62,282
 Husky Energy
  6.15%; 06/15/19                                     45,000                  46,877
 Nexen
  5.05%; 11/20/13                                     50,000                  49,307
  7.88%; 03/15/32                                     30,000                  36,603
 Pioneer Natural Resources
  5.88%; 07/15/16                                     80,000                  81,813
 Swift Energy
  7.63%; 07/15/11                                     65,000                  67,275
                                                                             386,557
OIL COMPANY-INTEGRATED (0.21%)
 Amerada Hess
  7.30%; 08/15/31                                     55,000                  62,022
 Occidental Petroleum
  4.00%; 11/30/07                                     35,000                  34,560
 PanCanadian Energy
  7.20%; 11/01/31                                     40,000                  47,441
 Petrobras International Finance
  8.38%; 12/10/18                                     40,000                  39,700
  9.13%; 07/02/13                                     40,000                  43,000
 Petronas Capital
  7.88%; 05/22/22 /5/                                 20,000                  23,939
                                                                             250,662
OIL FIELD MACHINERY & EQUIPMENT (0.05%)
 Cooper Cameron
  2.65%; 04/15/07                                     60,000                  57,829
OIL REFINING & MARKETING (0.27%)
 CITGO Petroleum
  6.00%; 10/15/11                                     35,000                  34,563
 Enterprise Products Operating
  4.00%; 10/15/07                                     60,000                  58,741
  5.75%; 03/01/35 /5/                                 35,000                  31,555
 Enterprise Products Partners
  6.38%; 02/01/13                                     20,000                  20,965
 Tesoro Petroleum
  8.00%; 04/15/08                                     45,000                  47,025
  9.63%; 11/01/08                                     50,000                  53,625
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL REFINING &
MARKETING (CONTINUED)
 Valero Energy
                                                   $                    $
  6.88%; 04/15/12                                     70,000                  77,698
                                                                             324,172
PAPER & RELATED PRODUCTS (0.13%)
 Boise Cascade
  5.54%; 10/15/12 /4/ /5/                             55,000                  56,100
 Norske Skog
  7.63%; 10/15/11 /5/                                 25,000                  28,178
 Sappi Papier Holding
  6.75%; 06/15/12 /5/                                 25,000                  27,118
 Smurfit Capital Funding
  6.75%; 11/20/05                                     45,000                  45,112
                                                                             156,508
PETROCHEMICALS (0.05%)
 Braskem
  11.75%; 01/22/14 /5/                                55,000                  61,600
PHARMACY SERVICES (0.05%)
 Medco Health Solutions
  7.25%; 08/15/13                                     60,000                  66,321
PHYSICAL THERAPY & REHABILITATION CENTERS (0.08%)
 HealthSouth
  6.88%; 06/15/05                                     95,000                  93,813
PIPELINES (0.27%)
 Buckeye Partners
  4.63%; 07/15/13                                     45,000                  43,128
 Enbridge Energy Partners
  4.00%; 01/15/09                                     20,000                  19,448
 National Fuel Gas
  5.25%; 03/01/13                                     30,000                  29,969
 PG&E Gas Transmission
  7.10%; 06/01/05                                     90,000                  90,533
 TEPPCO Partners
  6.13%; 02/01/13                                     55,000                  57,537
 Texas Eastern Transmission
  5.25%; 07/15/07                                     60,000                  60,931
 TGT Pipeline
  5.50%; 02/01/17 /5/                                 25,000                  24,868
                                                                             326,414
PROPERTY & CASUALTY INSURANCE (0.53%)
 ACE
  6.00%; 04/01/07                                     85,000                  87,042
 ACE INA Holdings
  5.88%; 06/15/14                                     65,000                  66,150
 Arch Capital Group
  7.35%; 05/01/34                                     90,000                  98,597
 Infinity Property & Casualty
  5.50%; 02/18/14                                     65,000                  63,002
 Markel
  6.80%; 02/15/13 /2/                                 95,000                 101,874
 St. Paul
  5.75%; 03/15/07                                    100,000                 102,616
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PROPERTY & CASUALTY
INSURANCE (CONTINUED)
 W.R. Berkley
                                                   $                    $
  5.13%; 09/30/10                                    105,000                 103,790
  5.88%; 02/15/13                                     20,000                  20,304
                                                                             643,375
RECREATIONAL CENTERS (0.05%)
 AMF Bowling Worldwide
  10.00%; 03/01/10                                    55,000                  56,375
REGIONAL BANKS (0.28%)
 PNC Funding
  5.75%; 08/01/06                                    125,000                 127,764
 Wachovia
  5.25%; 08/01/14                                     50,000                  50,142
  5.63%; 12/15/08                                    115,000                 119,739
  6.38%; 02/01/09                                     10,000                  10,609
 Wells Fargo
  3.12%; 08/15/08                                     35,000                  33,533
                                                                             341,787
REINSURANCE (0.13%)
 Berkshire Hathaway Finance
  4.63%; 10/15/13                                     65,000                  63,256
 Endurance Specialty Holdings
  7.00%; 07/15/34                                     90,000                  96,804
                                                                             160,060
RENTAL-AUTO & EQUIPMENT (0.02%)
 United Rentals
  6.50%; 02/15/12                                     25,000                  24,313
RETAIL-APPAREL & SHOE (0.07%)
 Limited Brands
  5.25%; 11/01/14                                     90,000                  85,511
RETAIL-ARTS & CRAFTS (0.04%)
 Michaels Stores
  9.25%; 07/01/09                                     50,000                  52,813
RETAIL-AUTO PARTS (0.02%)
 PEP Boys-Manny, Moe & Jack
  7.50%; 12/15/14                                     30,000                  28,800
RETAIL-DISCOUNT (0.04%)
 Dollar General
  8.63%; 06/15/10                                     45,000                  50,963
RETAIL-DRUG STORE (0.05%)
 Rite Aid
  12.50%; 09/15/06                                    60,000                  66,000
RETAIL-MAJOR DEPARTMENT STORE (0.13%)
 J.C. Penney
  8.13%; 04/01/27                                     55,000                  53,350
 May Department Stores
  5.75%; 07/15/14                                    100,000                 100,296
                                                                             153,646
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)

RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.05%)

 General Nutrition Centers
                                                   $                    $
  8.63%; 01/15/11 /5/                                 60,000                  56,400
SAVINGS & LOANS-THRIFTS (0.24%)
 Washington Mutual
  3.22%; 01/25/45 /4/                                 99,996                 100,340
  3.81%; 06/25/34 /4/                                 85,000                  82,193
  3.97%; 03/25/33                                     96,000                  94,399
  5.50%; 01/15/13                                     20,000                  20,410
                                                                             297,342
SOVEREIGN (0.29%)
 Mexico Government
  3.33%; 01/13/09 /4/                                 60,000                  60,630
  8.30%; 08/15/31                                     40,000                  45,800
  8.38%; 01/14/11                                    175,000                 199,150
 South Africa Government
  6.50%; 06/02/14                                     45,000                  47,250
                                                                             352,830
SPECIAL PURPOSE ENTITY (0.36%)
 Borden US Finance/Nova Scotia Finance
  9.00%; 07/15/14 /5/                                 45,000                  48,600
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /5/                                270,000                 266,663
 Jostens
  7.63%; 10/01/12                                     60,000                  59,400
 K&F Acquisition
  7.75%; 11/15/14 /5/                                 65,000                  63,050
                                                                             437,713
STEEL PRODUCERS (0.08%)
 International Steel Group
  6.50%; 04/15/14                                     95,000                  96,900
STEEL-SPECIALTY (0.06%)
 CSN Islands VIII
  9.75%; 12/16/13 /5/                                 75,000                  77,250
SUPRANATIONAL BANK (0.05%)
 Corp Andina de Fomento
  6.88%; 03/15/12                                     55,000                  60,492
TELECOMMUNICATION SERVICES (0.07%)
 Qwest
  7.88%; 09/01/11/5/                                  60,000                  61,800
 Verizon Global Funding
  7.75%; 12/01/30                                     25,000                  30,215
                                                                        ------------
                                                                              92,015
TELEPHONE-INTEGRATED (1.12%)
 BellSouth
  4.75%; 11/15/12                                     55,000                  53,707
  6.88%; 10/15/31                                     25,000                  27,828
 British Telecommunications
  7.88%; 12/15/05                                    275,000                 282,802
 France Telecom
  8.00%; 03/01/11 /4/                                225,000                 257,453
 MCI
  6.91%; 05/01/07 /4/                                 75,000                  76,312
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)

 Sprint Capital
                                                   $                    $
  6.88%; 11/15/28                                     95,000                 101,706

  6.90%; 05/01/19                                     40,000                  43,323
 Telecom Italia Capital
  4.00%; 01/15/10 /5/                                260,000                 248,565
  5.25%; 11/15/13                                     60,000                  59,278
  6.38%; 11/15/33                                     25,000                  25,493
 Telefonos de Mexico
  4.50%; 11/19/08                                     10,000                   9,831
  8.25%; 01/26/06                                    120,000                 123,960
 Verizon Virginia
  4.63%; 03/15/13                                     60,000                  57,340
                                                                           1,367,598
TEXTILE-HOME FURNISHINGS (0.03%)
 Mohawk Industries
  6.50%; 04/15/07                                     40,000                  41,701
THEATERS (0.04%)
 Cinemark /1/ /4/
  0.00%; 03/15/14                                     60,000                  42,600
TRANSPORT-RAIL (0.02%)
 Union Pacific
  4.70%; 01/02/24                                     20,000                  19,183
TRANSPORT-SERVICES (0.05%)
 FedEx
  2.84%; 04/01/05 /4/                                 40,000                  40,000
  3.50%; 04/01/09                                     25,000                  24,043
                                                                              64,043
VITAMINS & NUTRITION PRODUCTS (0.04%)
 NBTY
  8.63%; 09/15/07                                     40,000                  40,800
 WH Holdings/WH Capital
  9.50%; 04/01/11                                      9,000                   9,720
                                                                              50,520
WIRE & CABLE PRODUCTS (0.04%)
 Superior Essex Communications
  9.00%; 04/15/12                                     50,000                  50,750
                                                TOTAL BONDS               24,890,872

                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (3.27%)
5.00%; 12/01/17                                      111,564                 111,789
5.00%; 03/01/18                                      171,432                 171,710
5.00%; 05/01/18                                      776,045                 777,305
5.00%; 06/01/34                                      483,320                 473,204
5.50%; 12/01/22                                      244,441                 247,392
5.50%; 03/01/33                                      220,872                 221,851
5.50%; 04/01/33                                      192,666                 193,521
5.50%; 10/01/33                                      369,309                 370,947
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                   $                    $
5.50%; 04/01/35 /6/                                  700,000                 701,750

6.00%; 01/01/29                                      110,140                 113,104

6.50%; 07/01/16                                      144,076                 150,712
6.50%; 05/01/31                                       36,435                  37,876
6.50%; 06/01/31                                       87,490                  90,952
6.50%; 11/01/31                                       36,721                  38,174
7.00%; 12/01/27                                       89,857                  94,824
7.00%; 01/01/31                                       16,153                  17,028
7.50%; 08/01/30                                        9,383                  10,050
7.50%; 01/01/31                                       29,276                  31,355
8.00%; 12/01/30                                      116,853                 125,760
                                   TOTAL FHLMC CERTIFICATES                3,979,304

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (4.82%)
4.50%; 09/01/10                                      172,690                 171,921
4.50%; 05/01/18                                      430,852                 422,039
4.50%; 04/01/20 /6/                                  925,000                 904,188
5.00%; 05/01/35 /6/                                2,000,000               1,949,376
5.50%; 01/01/33                                      475,190                 477,097
5.50%; 07/01/33                                      716,631                 719,004
5.50%; 09/01/33                                      364,090                 365,295
6.00%; 06/01/06                                        8,073                   8,146
6.00%; 04/01/08                                       72,018                  73,556
6.00%; 03/01/09                                        1,473                   1,521
6.00%; 05/01/09                                       62,884                  64,930
6.00%; 05/01/09                                       33,492                  34,582
6.00%; 11/01/09                                        2,246                   2,319
6.00%; 11/01/09                                       44,259                  45,699
6.00%; 12/01/09                                        7,537                   7,731
6.00%; 05/01/10                                       20,921                  21,650
6.00%; 12/01/33                                      226,420                 231,496
6.00%; 02/01/34                                      138,886                 141,999
6.50%; 05/01/06                                       73,153                  74,155
6.50%; 03/01/08                                       64,753                  66,892
6.50%; 02/01/32                                       83,708                  87,063
7.00%; 08/01/29                                        5,449                   5,752
                                    TOTAL FNMA CERTIFICATES                5,876,411

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.57%)
5.50%; 09/15/33                                    1,600,658               1,617,082
5.50%; 12/20/33                                      413,701                 417,428
6.00%; 09/20/26                                      118,732                 122,171
6.00%; 01/15/29                                      471,021                 485,253
6.00%; 06/15/32                                       21,285                  21,912
6.00%; 12/15/33                                      132,843                 136,605
6.50%; 10/20/31                                      184,525                 192,381
7.00%; 05/15/31                                       50,684                  53,617
7.00%; 02/20/32                                       81,136                  85,478
                                    TOTAL GNMA CERTIFICATES                3,131,927
                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
TREASURY BONDS (4.17%)
 U.S. Treasury
                                                   $                    $
  3.63%; 07/15/09                                    450,000                 441,299
  4.00%; 02/15/14 /2/                                225,000                 217,134
  4.75%; 05/15/14                                    200,000                 203,750
  5.00%; 02/15/11 /2/                                275,000                 285,624
  5.38%; 02/15/31 /2/                                465,000                 506,795
  6.00%; 02/15/26 /2/                                125,000                 142,993
  6.25%; 05/15/30 /2/                                285,000                 342,423
  7.13%; 02/15/23                                    355,000                 449,685
  7.25%; 05/15/16                                    335,000                 410,807
  8.00%; 11/15/21 /2/                                400,000                 543,187
 U.S. Treasury Inflation-Indexed
  Obligations
  2.00%; 01/15/14                                    232,216                 237,688
  3.63%; 01/15/08 /2/                                129,844                 139,645
  3.88%; 01/15/09 /2/                                523,260                 577,052
  4.25%; 01/15/10 /2/                                510,057                 580,622
                                                                           5,078,704
                                       TOTAL TREASURY BONDS                5,078,704

                                        Principal

                                        Amount                              Value

--------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.24%)
MONEY CENTER BANKS (1.24%)
 Investment in Joint Trading Account;
  Citicorp
  2.83%; 04/01/05                                  1,512,958               1,512,958
                                     TOTAL COMMERCIAL PAPER                1,512,958


                                        Maturity

                                        Amount                              Value

--------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (5.63%)
 Goldman Sachs 2.50%, dated 03/31/05
  maturing 04/01/05 (collateralized by
  U.S. Treasuries $6,965,965; 08/15/06             $                    $
  - 07/15/12) /7/                                  6,861,476               6,861,000
                                TOTAL REPURCHASE AGREEMENTS                6,861,000
                                                                        ------------

                      TOTAL PORTFOLIO INVESTMENTS (107.63%)              131,139,968
LIABILITIES, NET OF CASH AND RECEIVABLES (-7.63%)                         (9,291,624)
                                 TOTAL NET ASSETS (100.00%)             $121,848,344
                                                                        ---------------



/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $99,754 or 0.08%% of net assets.
/4 /Variable rate.
/5 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $3,320,568 or 2.73% of net assets.
/6 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/7 /Security was purchased with the cash proceeds from securities loans.
/8 /Security is illiquid

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 11,160,019
Unrealized Depreciation                        (3,731,178)
                                             ------------
Net Unrealized Appreciation (Depreciation)      7,428,841
Cost for federal income tax purposes         $123,711,127

                            SCHEDULE OF INVESTMENTS
                                  BOND ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (65.40%)
ADVERTISING AGENCIES (0.06%)
 Interpublic Group
                                                       $                      $
  6.25%; 11/15/14                                          175,000                 165,375
AGRICULTURAL OPERATIONS (0.25%)
 Bunge Limited Finance
  4.38%; 12/15/08                                          550,000                 542,086
  5.88%; 05/15/13                                          180,000                 186,426
                                                                                   728,512
AIRLINES (0.06%)
 Southwest Airlines
  5.10%; 05/01/06                                          170,331                 172,303
APPAREL MANUFACTURERS (0.04%)
 Phillips-Van Heusen
  7.75%; 11/15/23                                          125,000                 128,125
ASSET BACKED SECURITIES (3.13%)
 Bear Stearns Asset Backed Securities
  3.09%; 02/25/35 /1/                                      850,000                 850,472
  3.45%; 03/25/34 /1/                                      635,000                 634,993
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  3.14%; 09/25/33 /1/                                      404,542                 405,266
  3.35%; 09/25/33 /1/                                      490,000                 490,715
 Countrywide Asset Backed Certificates
  3.17%; 08/25/32 /1/                                      250,000                 250,443
  3.35%; 02/25/34 /1/                                    1,357,143               1,357,128
  3.61%; 04/25/30                                          535,000                 532,652
 Financial Asset Securities Corp. AAA Trust
  3.12%; 02/27/35 /1/ /2/                                  425,000                 424,814
 Master Adjustable Rate Mortgages Trust
  3.95%; 03/25/34 /1/                                      660,000                 664,178
 Morgan Stanley ABS Capital I
  3.07%; 12/25/34 /1/                                      700,000                 700,939
 MSDWCC Heloc Trust /1/ /3/
  2.84%; 07/25/17 /1/                                      648,402                 648,402
 Nomura Asset Acceptance
  3.20%; 02/25/35 /1/                                    1,125,000               1,125,352
 Structured Asset Securities
  3.07%; 03/25/35 /1/                                    1,000,000               1,000,597
                                                                                 9,085,951
AUTO-CARS & LIGHT TRUCKS (0.95%)
 DaimlerChrysler Holding
  3.20%; 03/07/07 /1/                                      700,000                 700,085
  3.77%; 08/08/06 /1/                                      775,000                 782,322
  4.05%; 06/04/08                                          400,000                 388,456
  4.75%; 01/15/08                                          110,000                 109,479
  7.25%; 01/18/06                                          265,000                 270,864
 General Motors
  7.13%; 07/15/13                                          200,000                 172,328
 Nissan Motor Acceptance
  4.63%; 03/08/10 /2/                                      330,000                 325,351
                                                                                 2,748,885
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.03%)
 Navistar International
                                                       $                      $
  6.25%; 03/01/12 /2/                                      100,000                  95,000
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.45%)
 ArvinMeritor
  6.80%; 02/15/09                                          200,000                 198,000
 Delco Remy International
  8.63%; 12/15/07                                          300,000                 294,000
 Lear
  7.96%; 05/15/05                                          350,000                 351,647
 Polypore International
  0.00%; 10/01/12 /1/ /2/ /4/                              125,000                  72,500
 Stanadyne
  10.00%; 08/15/14                                         200,000                 206,000
 Tenneco Automotive
  8.63%; 11/15/14 /2/                                      125,000                 121,563
 Visteon
  7.00%; 03/10/14                                           75,000                  63,750
                                                                                 1,307,460
AUTOMOBILE SEQUENTIAL (0.16%)
 DaimlerChrysler Auto Trust
  5.32%; 09/06/06                                          167,820                 167,858
 Toyota Auto Receivables Owner Trust
  2.65%; 11/15/06                                          283,612                 283,298
                                                                                   451,156
BREWERY (0.23%)
 Cia Brasileira de Bebidas
  10.50%; 12/15/11                                         300,000                 363,000
 Coors Brewing
  6.38%; 05/15/12                                          280,000                 300,860
                                                                                   663,860
BROADCASTING SERVICES & PROGRAMMING (0.19%)
 Clear Channel Communications
  4.50%; 01/15/10                                          475,000                 456,862
 Grupo Televisa
  8.50%; 03/11/32                                           90,000                 102,600
                                                                                   559,462
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.38%)
 Asia Aluminum Holdings
  8.00%; 12/23/11 /2/                                      100,000                  96,000
 CRH America
  6.40%; 10/15/33                                          180,000                 192,606
 Masco
  3.21%; 03/09/07 /1/ /2/                                  800,000                 801,447
                                                                                 1,090,053
BUILDING PRODUCTS-AIR & HEATING (0.05%)
 York International
  6.63%; 08/15/06                                          150,000                 154,698
BUILDING PRODUCTS-WOOD (0.03%)
 Celulosa Arauco y Constitucion
  5.13%; 07/09/13                                          105,000                 100,417
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
BUILDING-RESIDENTIAL & COMMERCIAL (0.28%)
 DR Horton
                                                       $                      $
  5.63%; 09/15/14                                          325,000                 308,529
 KB Home
  7.75%; 02/01/10                                          210,000                 220,804
 Ryland Group
  9.75%; 09/01/10                                          275,000                 290,413
                                                                                   819,746
CABLE TV (1.29%)
 Charter Communications
  8.38%; 04/30/14 /2/                                      150,000                 150,750
 Comcast
  5.30%; 01/15/14                                           80,000                  79,132
  5.50%; 03/15/11                                          240,000                 244,419
  5.85%; 01/15/10                                           40,000                  41,364
  7.05%; 03/15/33                                          225,000                 251,660
 Cox Communications
  3.55%; 12/14/07 /1/ /2/                                  475,000                 477,779
  4.63%; 01/15/10 /2/                                      650,000                 631,609
  5.45%; 12/15/14 /2/                                      650,000                 632,780
  6.75%; 03/15/11                                          395,000                 421,031
  7.13%; 10/01/12                                          300,000                 327,178
 EchoStar DBS
  6.63%; 10/01/14 /2/                                      400,000                 386,500
 Kabel Deutschland
  10.63%; 07/01/14 /2/                                     100,000                 110,500
                                                                                 3,754,702
CASINO HOTELS (0.19%)
 Aztar
  9.00%; 08/15/11                                          150,000                 162,000
 Harrah's Operating
  5.50%; 07/01/10                                          375,000                 381,485
                                                                                   543,485
CELLULAR TELECOMMUNICATIONS (0.97%)
 America Movil
  5.50%; 03/01/14                                          520,000                 498,496
  5.75%; 01/15/15                                           70,000                  67,659
  6.38%; 03/01/35                                          100,000                  90,478
 AT&T Wireless Services
  7.88%; 03/01/11                                          290,000                 329,844
  8.13%; 05/01/12                                          625,000                 730,141
 Rural Cellular
  8.25%; 03/15/12                                          145,000                 147,900
 Telus
  7.50%; 06/01/07                                          290,000                 308,683
  8.00%; 06/01/11                                           50,000                  57,902
 Verizon Wireless Capital
  5.38%; 12/15/06                                          560,000                 570,498
                                                                                 2,801,601
CHEMICALS-DIVERSIFIED (0.53%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                          240,000                 244,490
  7.00%; 03/15/11                                          315,000                 345,400
 FMC
  6.75%; 05/05/05                                          415,000                 415,000
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CHEMICALS-DIVERSIFIED (CONTINUED)
 ICI Wilmington I
                                                       $                      $
  5.63%; 12/01/13                                          295,000                 298,907
 Lyondell Chemical
  9.50%; 12/15/08                                          225,000                 240,750
                                                                                 1,544,547
CHEMICALS-SPECIALTY (0.14%)
 Hercules
  6.75%; 10/15/29                                          100,000                  98,000
 Nalco
  8.88%; 11/15/13                                          175,000                 187,250
 Westlake Chemical
  8.75%; 07/15/11                                           99,000                 108,281
                                                                                   393,531
COAL (0.05%)
 Massey Energy
  6.63%; 11/15/10                                          140,000                 140,700
COATINGS & PAINT (0.11%)
 Resolution Performance Products
  9.50%; 04/15/10                                          150,000                 159,750
 Valspar
  6.00%; 05/01/07                                          155,000                 159,560
                                                                                   319,310
COMMERCIAL BANKS (0.66%)
 Key Bank National Association
  2.90%; 11/03/09 /1/                                    1,000,000                 999,391
 Union Planters Bank
  5.13%; 06/15/07                                          335,000                 340,408
 United Overseas Bank
  4.50%; 07/02/13 /2/                                      170,000                 159,637
 Wachovia Bank
  4.88%; 02/01/15                                          430,000                 418,359
                                                                                 1,917,795
COMMERCIAL MORTGAGE BACKED SECURITY (0.24%)
 Structured Adjustable Rate Mortgage Loan Trust
  3.10%; 03/25/35 /1/ /3/                                  700,000                 700,000
COMMERCIAL SERVICES (0.26%)
 Iron Mountain
  6.63%; 01/01/16                                          150,000                 136,875
  8.25%; 07/01/11                                          415,000                 419,150
 Quintiles Transnational
  10.00%; 10/01/13                                         175,000                 196,875
                                                                                   752,900
COMPUTER SERVICES (0.09%)
 Unisys
  7.88%; 04/01/08                                          265,000                 266,325
COMPUTERS-INTEGRATED SYSTEMS (0.03%)
 NCR
  7.13%; 06/15/09                                           75,000                  80,721
CONTAINERS-METAL & GLASS (0.14%)
 Crown European Holdings
  10.88%; 03/01/13                                         150,000                 174,000
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CONTAINERS-METAL & GLASS (CONTINUED)
 Owens-Brockway
                                                       $                      $
  8.75%; 11/15/12                                          200,000                 218,500
                                                                                   392,500
CONTAINERS-PAPER & PLASTIC (0.06%)
 Intertape Polymer Group
  8.50%; 08/01/14                                          175,000                 172,040
CREDIT CARD ASSET BACKED SECURITIES (3.34%)
 American Express Credit Account Master Trust
  3.06%; 09/15/11 /1/                                      240,000                 241,040
 Bank One Issuance Trust
  3.13%; 03/15/12 /1/                                    1,000,000               1,006,085
 Capital One Multi-Asset Execution Trust
  3.03%; 12/15/09 /1/                                      675,000                 676,108
 Chase Credit Card Master Trust
  3.01%; 05/15/09 /1/                                      900,000                 899,813
  3.14%; 01/17/11 /1/                                    1,125,000               1,131,864
  3.16%; 02/15/11 /1/                                    1,000,000               1,008,346
 Citibank Credit Card Issuance Trust
  3.42%; 06/25/09 /1/                                    1,000,000               1,004,565
 Citibank Credit Card Master Trust I
  3.26%; 03/10/11 /1/                                      575,000                 577,999
 Citibank Omni-S Master Trust
  7.00%; 09/16/09                                          725,000                 736,082
 First USA Credit Card Master Trust
  3.19%; 04/18/11 /1/                                    1,250,000               1,259,759
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                        1,120,000               1,134,854
                                                                                 9,676,515
CRUISE LINES (0.27%)
 Royal Caribbean Cruises
  8.75%; 02/02/11                                          700,000                 795,375
DATA PROCESSING & MANAGEMENT (0.05%)
 Certegy
  4.75%; 09/15/08                                          155,000                 156,062
DIALYSIS CENTERS (0.04%)
 DaVita
  7.25%; 03/15/15 /2/                                      125,000                 122,500
DISTRIBUTION-WHOLESALE (0.16%)
 Ingram Micro
  9.88%; 08/15/08                                          425,000                 450,500
DIVERSIFIED FINANCIAL SERVICES (0.60%)
 General Electric Capital
  0.70%; 03/10/40 /1/ /2/                                9,259,149                 254,025
  2.90%; 02/02/09 /1/ /5/                                  925,000                 927,180
  6.75%; 03/15/32                                          325,000                 375,155
 NiSource Finance
  3.20%; 11/01/06                                          185,000                 181,316
                                                                                 1,737,676
DIVERSIFIED MANUFACTURING OPERATIONS (0.23%)
 Invensys
  9.88%; 03/15/11 /2/                                      125,000                 127,188
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
DIVERSIFIED MANUFACTURING OPERATIONS (CONTINUED)
 J.B. Poindexter
                                                       $                      $
  8.75%; 03/15/14 /2/                                      200,000                 199,000
 Tyco International Group
  6.38%; 02/15/06                                          335,000                 340,911
                                                                                   667,099
DIVERSIFIED MINERALS (0.08%)
 Vale Overseas
  9.00%; 08/15/13                                          210,000                 234,150
DIVERSIFIED OPERATIONS (0.19%)
 Hutchison Whampoa International
  6.50%; 02/13/13 /2/                                      175,000                 184,702
 Noble Group
  6.63%; 03/17/15 /2/                                      385,000                 357,683
                                                                                   542,385
ELECTRIC-GENERATION (0.14%)
 CE Casecnan Water & Energy
  11.45%; 11/15/05                                         101,311                 101,312
 Korea East-West Power
  4.88%; 04/21/11 /2/                                      105,000                 102,975
 Tenaska Virginia Partners
  6.12%; 03/30/24 /2/                                      187,740                 192,670
                                                                                   396,957
ELECTRIC-INTEGRATED (3.19%)
 Appalachian Power
  3.42%; 06/29/07 /1/                                      550,000                 551,290
 Arizona Public Service
  5.80%; 06/30/14                                          195,000                 204,264
  6.50%; 03/01/12                                          215,000                 234,463
 Centerpoint Energy
  5.88%; 06/01/08                                          200,000                 206,147
 Cincinnati Gas & Electric
  5.40%; 06/15/33                                          125,000                 118,154
 Consumers Energy
  4.25%; 04/15/08                                           80,000                  79,147
 Dayton Power & Light
  5.13%; 10/01/13 /2/                                      250,000                 250,493
 Dominion Resources
  3.09%; 05/15/06 /1/                                      650,000                 651,561
 Entergy Gulf States
  3.60%; 06/01/08                                          200,000                 194,087
 Exelon
  6.75%; 05/01/11                                          200,000                 217,624
 FirstEnergy
  6.45%; 11/15/11                                          375,000                 395,642
 Florida Power
  4.80%; 03/01/13                                           75,000                  73,806
 FPL Group Capital
  3.25%; 04/11/06                                          190,000                 188,811
 Georgia Power
  2.99%; 02/17/09 /1/                                    1,050,000               1,050,206
 Indianapolis Power & Light
  7.38%; 08/01/07                                          245,000                 256,190
 Inergy
  6.88%; 12/15/14 /2/                                      150,000                 144,000
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Jersey Central Power & Light
                                                       $                      $
  5.63%; 05/01/16                                          100,000                 101,886
 MidAmerican Energy Holdings
  3.50%; 05/15/08                                          150,000                 144,711
  4.63%; 10/01/07                                          225,000                 225,533
 Northeast Utilities
  3.30%; 06/01/08                                          160,000                 154,035
 Ohio Power
  4.85%; 01/15/14                                          210,000                 204,481
 Oncor Electric Delivery
  6.38%; 05/01/12                                          250,000                 268,010
 Pacific Gas & Electric
  3.60%; 03/01/09                                          180,000                 173,215
  6.05%; 03/01/34                                          630,000                 646,893
 Pepco Holdings
  3.75%; 02/15/06                                          625,000                 624,332
 Power Contract Financing
  5.20%; 02/01/06 /2/                                       87,164                  87,861
 PPL Energy Supply
  5.40%; 08/15/14                                          255,000                 256,920
 PSEG Power
  6.95%; 06/01/12                                          425,000                 470,373
 Puget Energy
  3.36%; 06/01/08                                          200,000                 193,041
 Southern California Edison
  5.00%; 01/15/14                                          100,000                  99,111
  5.00%; 01/15/16                                          305,000                 299,104
  8.00%; 02/15/07                                           69,000                  73,472
 Southwestern Electric Power
  4.50%; 07/01/05                                          240,000                 240,690
 TXU Energy
  6.13%; 03/15/08                                          150,000                 155,554
                                                                                 9,235,107
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.10%)
 Celestica
  7.88%; 07/01/11                                          150,000                 151,875
 Flextronics International
  6.50%; 05/15/13                                          150,000                 148,875
                                                                                   300,750
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.11%)
 AMI Semiconductor
  10.75%; 02/01/13                                         153,000                 183,217
 Freescale Semiconductor
  6.88%; 07/15/11                                          125,000                 128,594
                                                                                   311,811
EXPORT/IMPORT BANK (0.06%)
 Export-Import Bank of Korea
  4.50%; 08/12/09                                          180,000                 177,087
FEDERAL & FEDERALLY SPONSORED CREDIT (0.11%)
 Housing Urban Development
  2.99%; 08/01/05                                          325,000                 324,931
FIDUCIARY BANKS (0.29%)
 State Street Capital Trust II
  3.29%; 02/15/08 /1/                                      825,000                 827,751
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (0.99%)
 Ford Motor Credit
                                                       $                      $
  5.70%; 01/15/10                                          390,000                 367,363
  6.13%; 01/09/06                                          265,000                 267,419
  6.50%; 01/25/07                                          395,000                 399,006
  6.88%; 02/01/06                                          450,000                 456,119
  7.25%; 10/25/11                                          425,000                 419,401
  7.38%; 02/01/11                                          100,000                  99,354
  7.88%; 06/15/10                                          200,000                 203,616
 General Motors Acceptance
  3.92%; 10/20/05 /1/                                      650,000                 648,515
                                                                                 2,860,793
FINANCE-COMMERCIAL (0.43%)
 CIT Group
  2.99%; 02/15/07 /1/                                      525,000                 525,831
  5.13%; 09/30/14                                          720,000                 710,690
                                                                                 1,236,521
FINANCE-CONSUMER LOANS (0.77%)
 Household Finance
  3.38%; 02/21/06                                          150,000                 149,387
  4.13%; 12/15/08                                          300,000                 294,641
  4.13%; 11/16/09                                          475,000                 461,852
  4.75%; 07/15/13                                          230,000                 223,919
  7.00%; 05/15/12                                          150,000                 167,209
 HSBC Finance
  3.08%; 11/16/09 /1/                                      925,000                 928,701
                                                                                 2,225,709
FINANCE-CREDIT CARD (0.44%)
 Capital One Bank
  5.00%; 06/15/09                                          320,000                 321,433
  6.88%; 02/01/06                                          835,000                 854,868
 Capital One Financial
  4.80%; 02/21/12                                          100,000                  97,135
                                                                                 1,273,436
FINANCE-INVESTMENT BANKER & BROKER (3.67%)
 BCP Caylux Holdings Luxembourg
  9.63%; 06/15/14 /2/                                      140,000                 159,600
 Bear Stearns
  3.00%; 03/30/06                                          375,000                 371,499
  3.03%; 01/30/09 /1/                                      675,000                 677,401
  3.42%; 06/25/34 /1/                                      560,000                 559,176
 Citigroup
  6.63%; 06/15/32                                          275,000                 306,635
 Credit Suisse First Boston
  2.90%; 01/15/10 /1/                                      550,000                 549,789
 Goldman Sachs Group
  3.02%; 07/23/09 /1/                                      500,000                 502,507
  3.12%; 03/02/10 /1/                                      500,000                 499,901
  3.88%; 01/15/09                                          340,000                 331,116
  5.13%; 01/15/15                                          640,000                 624,841
  5.15%; 01/15/14                                          175,000                 172,322
  6.60%; 01/15/12                                          620,000                 670,928
 Lehman Brothers Holdings
  3.02%; 11/10/09 /1/                                      550,000                 551,263
  4.80%; 03/13/14                                          375,000                 361,684
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Merrill Lynch
                                                       $                      $
  2.99%; 02/05/10 /1/                                      400,000                 400,323
  3.02%; 02/06/09 /1/                                      925,000                 927,251
  5.00%; 01/15/15                                          350,000                 339,185
  5.45%; 07/15/14                                          280,000                 282,002
 Morgan Stanley
  0.90%; 04/15/34 /1/ /2/                                4,670,060                  90,529
  2.94%; 01/15/10 /1/                                    1,325,000               1,331,034
  4.75%; 04/01/14                                          325,000                 309,439
  5.30%; 03/01/13                                          190,000                 191,078
  6.75%; 04/15/11                                          240,000                 261,581
 Refco Finance Holdings
  9.00%; 08/01/12 /2/                                      150,000                 159,000
                                                                                10,630,084
FINANCE-LEASING COMPANY (0.19%)
 International Lease Finance
  3.06%; 01/15/10 /1/                                      550,000                 549,839
FINANCE-MORTGAGE LOAN/BANKER (6.24%)
 Countrywide Home Loan
  3.40%; 06/02/06 /1/                                      925,000                 928,456
  4.25%; 12/19/07                                          120,000                 118,900
  4.61%; 12/19/33 /1/                                    1,100,000               1,062,944
 Federal Home Loan Mortgage
  2.65%; 05/30/08                                        1,000,000                 953,813
  2.95%; 02/15/35 /1/ /3/                                  975,000                 975,609
  3.26%; 06/15/23 /1/                                      733,029                 739,071
  4.50%; 07/15/13                                        1,400,000               1,374,249
  4.63%; 05/28/13                                          325,000                 313,664
  4.75%; 10/11/12                                          550,000                 541,186
  4.75%; 05/06/13                                          625,000                 603,191
  5.13%; 11/07/13                                           55,000                  54,952
  6.75%; 03/15/31                                        1,786,000               2,177,849
 Federal National Mortgage Association
  2.30%; 03/28/06                                          200,000                 197,197
  2.88%; 05/19/08                                          425,000                 407,738
  3.05%; 01/25/23 /1/                                      843,482                 843,235
  3.10%; 11/25/22 /1/                                      572,115                 573,428
  3.10%; 03/25/35 /1/                                      697,577                 697,676
  3.15%; 02/25/18 /1/                                      692,832                 694,710
  3.70%; 11/01/07                                          920,000                 906,140
  4.32%; 07/26/07                                          485,000                 485,769
  4.75%; 02/21/13                                          650,000                 637,544
  6.25%; 05/15/29                                          550,000                 630,482
  7.25%; 05/15/30                                          160,000                 206,232
 Federal National Mortgage Association Whole
  Loan
  3.05%; 05/25/35 /1/ /3/                                1,000,000               1,000,000
 Greenpoint Mortgage Loan
  3.36%; 03/30/35 /1/ /3/ /6/                              975,000                 975,000
                                                                                18,099,035
FINANCE-OTHER SERVICES (0.03%)
 Athena Neurosciences Finance
  7.25%; 02/21/08                                          100,000                  83,750
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-FLOUR & GRAIN (0.06%)
 Burns Philp Capital Property
  9.50%; 11/15/10                                      $   150,000            $    163,500
FOOD-MISCELLANEOUS/DIVERSIFIED (0.23%)
 Corn Products International
  8.45%; 08/15/09                                          290,000                 327,168
 Kraft Foods
  4.63%; 11/01/06                                          350,000                 352,293
                                                                                   679,461
FOOD-RETAIL (0.31%)
 Delhaize America
  7.38%; 04/15/06                                          425,000                 437,320
  9.00%; 04/15/31                                          175,000                 212,614
 Safeway
  2.50%; 11/01/05                                          250,000                 247,974
                                                                                   897,908
GAS-DISTRIBUTION (0.33%)
 Colorado Interstate Gas
  10.00%; 06/15/05                                         325,000                 328,360
 Sempra Energy
  4.75%; 05/15/09                                          250,000                 248,551
  6.95%; 12/01/05                                          375,000                 382,755
                                                                                   959,666
GOLD MINING (0.12%)
 Newmont Mining
  5.88%; 04/01/35                                          345,000                 338,074
HOME DECORATION PRODUCTS (0.07%)
 Newell Rubbermaid
  4.00%; 05/01/10                                          115,000                 110,418
  4.63%; 12/15/09                                           90,000                  88,856
                                                                                   199,274
HOME EQUITY-OTHER (2.23%)
 ACE Securities
  3.08%; 03/25/35 /1/                                      300,000                 300,392
 Asset Backed Funding Certificates
  3.11%; 02/25/35 /1/ /3/                                  850,000                 850,000
 Long Beach Mortgage Loan Trust
  3.38%; 06/25/34 /1/                                      170,000                 170,450
  3.93%; 06/25/34 /1/                                      200,000                 202,676
 Option One Mortgage Loan Trust
  3.09%; 02/25/35 /1/                                      800,000                 801,741
  3.15%; 11/25/34 /1/                                      200,000                 200,566
  3.38%; 05/25/34 /1/                                      485,000                 486,897
  3.90%; 05/25/34 /1/                                      485,000                 484,994
 Saxon Asset Securities Trust
  3.07%; 03/25/35 /1/                                      850,000                 850,823
  3.98%; 03/25/35 /1/                                      810,000                 818,230
 Specialty Underwriting & Residential Finance
  2.98%; 12/25/35 /1/                                      850,000                 850,000
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
HOME EQUITY-OTHER (CONTINUED)
 Specialty Underwriting & Residential Finance
  (continued)
                                                       $                      $
  3.36%; 02/25/35 /1/                                      460,000                 461,446
                                                                                 6,478,215
HOME EQUITY-SEQUENTIAL (1.34%)
 Ameriquest Mortgage Securities
  3.15%; 03/25/35 /1/                                      700,000                 700,649
  3.17%; 10/25/34 /1/                                      675,000                 677,092
 New Century Home Equity Loan Trust
  3.14%; 03/25/35 /1/                                      993,004                 993,867
 Residential Asset Securities
  3.28%; 08/25/29                                          525,000                 520,242
  3.44%; 12/25/33 /1/                                      750,000                 753,777
  4.00%; 03/25/35 /1/                                      250,000                 250,282
                                                                                 3,895,909
HOTELS & MOTELS (0.14%)
 HMH Properties
  7.88%; 08/01/08                                          403,000                 411,060
INDEPENDENT POWER PRODUCER (0.05%)
 Reliant Energy
  6.75%; 12/15/14                                          150,000                 139,875
INDUSTRIAL AUTOMATION & ROBOTS (0.05%)
 UNOVA
  7.00%; 03/15/08                                          150,000                 153,000
INSURANCE BROKERS (0.13%)
 Marsh & McLennan
  2.77%; 07/13/07 /1/                                      375,000                 373,225
INVESTMENT COMPANIES (0.21%)
 Canadian Oil Sands
  4.80%; 08/10/09 /2/                                      600,000                 595,880
LIFE & HEALTH INSURANCE (0.35%)
 Hartford Life Global Funding Trusts
  3.18%; 09/15/09 /1/                                      950,000                 945,794
 Nationwide Financial Services
  5.63%; 02/13/15                                           65,000                  65,459
                                                                                 1,011,253
MACHINERY TOOLS & RELATED PRODUCTS (0.16%)
 Kennametal
  7.20%; 06/15/12                                          425,000                 469,635
MACHINERY-CONSTRUCTION & MINING (0.07%)
 Terex
  9.25%; 07/15/11                                          200,000                 218,000
MACHINERY-FARM (0.07%)
 Case New Holland
  6.00%; 06/01/09 /2/                                      200,000                 190,000
MEDICAL INFORMATION SYSTEM (0.05%)
 NDCHealth
  10.50%; 12/01/12                                         150,000                 154,125
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MEDICAL PRODUCTS (0.06%)
 Medical Device Manufacturing
                                                       $                      $
  10.00%; 07/15/12                                         150,000                 160,500
MEDICAL-DRUGS (0.13%)
 Biovail
  7.88%; 04/01/10                                          150,000                 149,250
 Schering-Plough
  5.55%; 12/01/13                                          215,000                 219,634
                                                                                   368,884
MEDICAL-GENERIC DRUGS (0.05%)
 Alpharma
  8.63%; 05/01/11 /2/                                      150,000                 142,500
MEDICAL-HMO (0.65%)
 Anthem
  4.88%; 08/01/05                                          500,000                 501,522
 Coventry Health Care
  5.88%; 01/15/12 /2/                                      605,000                 605,000
 Pacificare Health Systems
  10.75%; 06/01/09                                         175,000                 193,375
 WellPoint
  3.75%; 12/14/07 /2/                                      235,000                 230,635
  4.25%; 12/15/09 /2/                                      175,000                 170,842
  5.00%; 12/15/14 /2/                                      200,000                 196,222
                                                                                 1,897,596
MEDICAL-HOSPITALS (0.38%)
 HCA
  5.25%; 11/06/08                                          245,000                 244,743
  6.95%; 05/01/12                                          300,000                 311,387
  7.13%; 06/01/06                                          250,000                 257,223
  7.88%; 02/01/11                                          150,000                 162,285
 United Surgical Partners International
  10.00%; 12/15/11                                         125,000                 137,813
                                                                                 1,113,451
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.04%)
 Select Medical
  7.63%; 02/01/15 /2/                                      120,000                 120,000
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.10%)
 Bergen Brunswig
  7.25%; 06/01/05                                          275,000                 276,719
METAL PROCESSORS & FABRICATION (0.19%)
 Mueller Group
  10.00%; 05/01/12                                         225,000                 243,000
 Trimas
  9.88%; 06/15/12                                          125,000                 127,500
 Wolverine Tube
  7.38%; 08/01/08 /2/                                      175,000                 168,875
                                                                                   539,375
METAL-ALUMINUM (0.03%)
 Novelis
  7.25%; 02/15/15 /2/                                      100,000                  98,000
METAL-DIVERSIFIED (0.07%)
 Falconbridge
  5.38%; 06/01/15                                          135,000                 133,215
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
METAL-DIVERSIFIED (CONTINUED)
 Falconbridge (continued)
                                                       $                      $
  7.35%; 06/05/12                                           65,000                  72,993
                                                                                   206,208
MISCELLANEOUS INVESTING (0.66%)
 iStar Financial
  3.30%; 03/03/08 /1/                                      425,000                 425,886
  4.25%; 03/12/07 /1/                                      425,000                 432,448
  4.88%; 01/15/09                                          335,000                 330,772
  5.15%; 03/01/12                                          275,000                 266,037
 Thornburg Mortgage
  8.00%; 05/15/13                                          200,000                 208,000
 United Dominion Realty Trust
  6.50%; 06/15/09                                          235,000                 248,798
                                                                                 1,911,941
MISCELLANEOUS MANUFACTURERS (0.03%)
 ProPex Fabrics
  10.00%; 12/01/12 /2/                                     100,000                  99,000
MONEY CENTER BANKS (0.48%)
 JP Morgan Chase
  4.75%; 03/01/15                                          550,000                 526,476
  5.25%; 05/01/15                                          865,000                 861,621
                                                                                 1,388,097
MORTGAGE BACKED SECURITIES (5.48%)
 1301 Avenue of the Americas Trust
  7.79%; 08/03/10 /1/ /2/                                  425,000                 430,721
 Banc of America Commercial Mortgage
  0.04%; 11/10/38 /1/ /2/                                3,950,518                  74,317
 Bear Stearns Adjustable Rate Mortgage Trust
  3.51%; 06/25/34 /1/                                      295,000                 284,127
 Bear Stearns Commercial Mortgage Securities
  0.65%; 05/11/39 /1/ /2/                                3,116,910                  78,873
  3.13%; 06/15/17 /1/ /2/                                1,000,000               1,000,297
 Carrington Mortgage Loan Trust
  3.11%; 01/25/35 /1/                                      475,000                 475,601
 Chase Commercial Mortgage Securities
  7.03%; 01/15/32                                          201,876                 211,646
  7.63%; 07/15/32                                          900,000               1,018,762
 CS First Boston Mortgage Securities
  0.07%; 11/15/37 /1/ /2/                                7,733,701                 162,539
  0.57%; 05/15/36 /1/ /2/                                5,377,631                 105,660
  0.68%; 07/15/36 /1/ /2/                                5,328,981                 157,583
  1.52%; 03/15/36 /1/ /2/                                3,982,961                 177,979
  7.69%; 09/15/41 /1/                                      160,000                 179,213
 DLJ Commercial Mortgage
  7.34%; 10/10/32                                          180,000                 198,923
 First Union National Bank Commercial Mortgage
  8.09%; 05/17/32                                          275,000                 312,241
 GMAC Commercial Mortgage Securities
  0.97%; 03/10/38 /1/ /2/                                4,603,381                 173,138
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 GMAC Mortgage Corporation Loan Trust
                                                       $                      $
  3.03%; 08/25/35 /1/ /3/                                1,000,000               1,000,000
 Greenwich Capital Commercial Funding
  0.39%; 06/10/36 /1/ /2/                               34,432,000                 572,294
 IMPAC Commercial Mortgage Trust
  2.96%; 04/25/35 /1/                                      648,998                 648,998
  3.12%; 10/25/33 /1/                                      771,289                 772,012
  3.13%; 07/25/35 /1/ /3/ /6/                              850,000                 850,000
  3.20%; 04/25/35 /1/ /3/                                  550,000                 550,000
  3.23%; 01/25/35 /1/                                      946,753                 950,469
  3.85%; 10/25/33 /1/                                      790,151                 793,707
 Indymac Index Mortgage Loan Trust
  3.16%; 04/25/35 /1/ /3/                                  550,000                 550,000
 JP Morgan Chase Commercial Mortgage Securities
  0.04%; 01/15/42 /1/ /2/                                7,953,995                 141,295
  1.22%; 01/12/39 /1/ /2/                                4,500,000                 222,336
 LB-UBS Commercial Mortgage Trust
  0.13%; 03/15/36 /1/ /2/                                2,854,219                  80,774
  0.64%; 03/15/34 /1/ /2/                                3,116,086                  63,602
  0.74%; 08/15/36 /1/ /2/                                4,082,903                 127,636
  1.23%; 03/15/36 /1/ /2/                                2,706,589                 130,127
 Merrill Lynch Mortgage Investors
  3.41%; 01/25/35 /1/                                      370,000                 369,996
 Merrill Lynch Mortgage Trust
  0.60%; 02/12/42 /1/                                    9,154,501                 200,484
 Morgan Stanley Capital I
  1.12%; 01/13/41 /1/ /2/                                2,950,000                 140,284
  4.57%; 12/18/32                                          114,785                 115,206
  5.33%; 12/18/32                                          550,000                 560,639
  7.11%; 04/15/33                                          110,000                 119,669
 Sequoia Mortgage Trust
  2.97%; 02/20/35 /1/                                      974,697                 974,697
 Wachovia Bank Commercial Mortgage Trust
  0.47%; 10/15/41 /1/ /2/                               18,498,614                 435,143
  0.47%; 03/15/42 /1/ /2/                               29,700,000                 488,090
                                                                                15,899,078
MULTI-LINE INSURANCE (1.06%)
 CNA Financial
  5.85%; 12/15/14                                          425,000                 421,474
  6.50%; 04/15/05                                          550,000                 550,475
 MetLife
  5.25%; 12/01/06                                          700,000                 713,296
 XL Capital
  5.25%; 09/15/14 /5/                                      805,000                 794,376
  6.50%; 01/15/12                                          550,000                 588,943
                                                                                 3,068,564
MULTIMEDIA (0.96%)
 AOL Time Warner
  5.63%; 05/01/05                                          350,000                 350,535
  7.63%; 04/15/31                                          830,000                 975,056
 Gannett
  4.95%; 04/01/05                                          425,000                 425,000
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MULTIMEDIA (CONTINUED)
 News America
                                                       $                      $
  4.75%; 03/15/10                                           95,000                  94,574
  5.30%; 12/15/14 /2/                                      240,000                 235,105
  6.20%; 12/15/34 /2/                                      225,000                 222,472
  6.63%; 01/09/08                                          255,000                 267,898
 Walt Disney
  5.38%; 06/01/07                                          200,000                 203,433
                                                                                 2,774,073
MUSIC (0.03%)
 Warner Music Group
  7.38%; 04/15/14                                           75,000                  77,250
MUTUAL INSURANCE (0.37%)
 Liberty Mutual Group
  5.75%; 03/15/14 /2/                                      735,000                 722,393
  6.50%; 03/15/35 /2/                                      200,000                 192,364
  7.00%; 03/15/34 /2/                                      160,000                 164,635
                                                                                 1,079,392
NON-FERROUS METALS (0.05%)
 Coldelco
  5.50%; 10/15/13 /2/                                      135,000                 136,406
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Allied Waste
  8.50%; 12/01/08                                          200,000                 205,000
 Casella Waste Systems
  9.75%; 02/01/13                                          125,000                 137,500
 Waste Management
  5.00%; 03/15/14                                          150,000                 147,556
                                                                                   490,056
OFFICE AUTOMATION & EQUIPMENT (0.09%)
 Xerox
  7.63%; 06/15/13                                          250,000                 261,250
OIL & GAS DRILLING (0.11%)
 Precision Drilling
  5.63%; 06/01/14                                          300,000                 307,064
OIL COMPANY-EXPLORATION & PRODUCTION (0.95%)
 Callon Petroleum
  9.75%; 12/08/10                                          150,000                 158,250
 Chesapeake Energy
  8.13%; 04/01/11                                          275,000                 291,500
 Devon Financing
  7.88%; 09/30/31                                          275,000                 342,550
 Energy Partners
  8.75%; 08/01/10                                          200,000                 214,000
 Husky Energy
  6.15%; 06/15/19                                          255,000                 265,635
 Nexen
  5.05%; 11/20/13                                          525,000                 517,723
  7.88%; 03/15/32                                          125,000                 152,512
 Pioneer Natural Resources
  5.88%; 07/15/16                                          525,000                 536,900
 Swift Energy
  9.38%; 05/01/12                                          175,000                 189,875
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 XTO Energy
                                                       $                      $
  6.25%; 04/15/13                                           90,000                  96,685
                                                                                 2,765,630
OIL COMPANY-INTEGRATED (0.57%)
 Amerada Hess
  7.30%; 08/15/31                                          385,000                 434,155
 Conoco Funding
  7.25%; 10/15/31                                          350,000                 430,413
 Occidental Petroleum
  4.00%; 11/30/07                                          170,000                 167,861
 Petrobras International Finance
  8.38%; 12/10/18                                          260,000                 258,050
  9.13%; 02/01/07                                          200,000                 212,000
 Petronas Capital
  7.88%; 05/22/22 /2/                                      125,000                 149,619
                                                                                 1,652,098
OIL FIELD MACHINERY & EQUIPMENT (0.12%)
 Cooper Cameron
  2.65%; 04/15/07                                          350,000                 337,338
OIL REFINING & MARKETING (0.54%)
 Enterprise Products Operating
  4.00%; 10/15/07                                          365,000                 357,344
  5.75%; 03/01/35 /2/                                      210,000                 189,333
 Enterprise Products Partners
  6.38%; 02/01/13                                          150,000                 157,238
 Tesoro Petroleum
  9.63%; 11/01/08                                          545,000                 584,513
 Valero Energy
  6.88%; 04/15/12                                          250,000                 277,492
                                                                                 1,565,920
OIL-FIELD SERVICES (0.32%)
 Halliburton
  4.16%; 10/17/05 /1/                                      925,000                 931,595
PAPER & RELATED PRODUCTS (0.45%)
 Abitibi-Consolidated
  8.38%; 04/01/15                                          100,000                  97,250
 Neenah Paper
  7.38%; 11/15/14 /2/                                      150,000                 144,000
 Norske Skog
  7.63%; 10/15/11 /2/                                      500,000                 563,553
 Sappi Papier Holding
  6.75%; 06/15/12 /2/                                      150,000                 162,706
 Smurfit Capital Funding
  6.75%; 11/20/05                                          350,000                 350,875
                                                                                 1,318,384
PETROCHEMICALS (0.12%)
 Braskem
  11.75%; 01/22/14 /2/                                     315,000                 352,800
PHARMACY SERVICES (0.14%)
 Medco Health Solutions
  7.25%; 08/15/13                                          375,000                 414,509
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PHYSICAL THERAPY & REHABILITATION CENTERS (0.06%)
 HealthSouth
                                                       $                      $
  7.63%; 06/01/12                                          180,000                 172,800
PIPELINES (0.56%)
 Buckeye Partners
  4.63%; 07/15/13                                          325,000                 311,480
 Enbridge Energy Partners
  4.00%; 01/15/09                                          105,000                 102,102
 National Fuel Gas
  5.25%; 03/01/13                                          190,000                 189,805
 PG&E Gas Transmission
  7.10%; 06/01/05                                          550,000                 553,254
 TEPPCO Partners
  6.13%; 02/01/13                                           50,000                  52,306
 Texas Eastern Transmission
  5.25%; 07/15/07                                          240,000                 243,724
 TGT Pipeline
  5.50%; 02/01/17 /2/                                      165,000                 164,131
                                                                                 1,616,802
PRINTING-COMMERCIAL (0.04%)
 Cadmus Communications
  8.38%; 06/15/14                                          125,000                 130,625
PRIVATE CORRECTIONS (0.05%)
 Corrections Corporation of America
  6.25%; 03/15/13 /2/                                      150,000                 144,000
PROPERTY & CASUALTY INSURANCE (1.33%)
 ACE
  6.00%; 04/01/07                                          200,000                 204,803
 ACE INA Holdings
  5.88%; 06/15/14                                          520,000                 529,201
 Arch Capital Group
  7.35%; 05/01/34                                          605,000                 662,794
 Infinity Property & Casualty
  5.50%; 02/18/14                                          400,000                 387,701
 Markel
  6.80%; 02/15/13                                          635,000                 680,947
 St. Paul
  5.75%; 03/15/07                                          575,000                 590,043
 W.R. Berkley
  5.13%; 09/30/10                                          655,000                 647,452
  5.88%; 02/15/13                                          160,000                 162,434
                                                                                 3,865,375
PUBLISHING-BOOKS (0.14%)
 Reed Elsevier Capital
  6.13%; 08/01/06                                          385,000                 393,020
PUBLISHING-PERIODICALS (0.07%)
 Dex Media East
  12.13%; 11/15/12                                         161,000                 190,785
QUARRYING (0.06%)
 Compass Minerals International
  0.00%; 06/01/13 /1/ /4/                                  200,000                 166,000
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RECREATIONAL CENTERS (0.14%)
 AMF Bowling Worldwide
                                                       $                      $
  10.00%; 03/01/10                                         225,000                 230,625
 Town Sports International
  9.63%; 04/15/11                                          160,000                 168,000
                                                                                   398,625
REGIONAL BANKS (0.68%)
 PNC Funding
  5.75%; 08/01/06                                          750,000                 766,587
 Wachovia
  5.25%; 08/01/14                                          200,000                 200,569
  5.63%; 12/15/08                                          600,000                 624,724
  6.38%; 02/01/09                                          150,000                 159,137
 Wells Fargo
  3.12%; 08/15/08                                          225,000                 215,568
                                                                                 1,966,585
REINSURANCE (0.19%)
 Endurance Specialty Holdings
  7.00%; 07/15/34                                          525,000                 564,690
RENTAL-AUTO & EQUIPMENT (0.14%)
 NationsRent
  9.50%; 10/15/10                                          200,000                 214,000
 United Rentals
  6.50%; 02/15/12                                          200,000                 194,500
                                                                                   408,500
RETAIL-APPAREL & SHOE (0.18%)
 Limited Brands
  5.25%; 11/01/14                                          550,000                 522,566
RETAIL-ARTS & CRAFTS (0.12%)
 Michaels Stores
  9.25%; 07/01/09                                          325,000                 343,281
RETAIL-AUTO PARTS (0.07%)
 PEP Boys-Manny, Moe & Jack
  7.50%; 12/15/14                                          200,000                 192,000
RETAIL-AUTOMOBILE (0.09%)
 Asbury Automotive Group
  9.00%; 06/15/12                                          100,000                 102,000
 Group 1 Automotive
  8.25%; 08/15/13                                          150,000                 151,500
                                                                                   253,500
RETAIL-DISCOUNT (0.12%)
 Dollar General
  8.63%; 06/15/10                                          300,000                 339,750
RETAIL-DRUG STORE (0.07%)
 Rite Aid
  12.50%; 09/15/06                                         175,000                 192,500
RETAIL-MAJOR DEPARTMENT STORE (0.20%)
 May Department Stores
  5.75%; 07/15/14                                          575,000                 576,700
RETAIL-PROPANE DISTRIBUTION (0.11%)
 AmeriGas Partners
  8.88%; 05/20/11                                          125,000                 132,500
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-PROPANE DISTRIBUTION (CONTINUED)
 Star Gas Partners
                                                       $                      $
  10.25%; 02/15/13 /2/                                     100,000                  92,500
 Suburban Propane Partners/Suburban Energy
  Finance
  6.88%; 12/15/13 /2/                                      100,000                  98,500
                                                                                   323,500
RETAIL-RESTAURANTS (0.07%)
 VICORP Restaurants
  10.50%; 04/15/11                                         200,000                 204,000
RETAIL-TOY STORE (0.06%)
 Toys R Us
  7.88%; 04/15/13                                          200,000                 178,500
RETAIL-VITAMINS & NUTRITIONAL SUPPLIES (0.03%)
 General Nutrition Centers
  8.63%; 01/15/11 /2/                                      100,000                  94,000
SAVINGS & LOANS-THRIFTS (1.55%)
 Washington Mutual
  2.96%; 01/15/10 /1/                                    1,000,000               1,004,019
  3.00%; 01/25/45 /1/                                      845,968                 847,354
  3.22%; 01/25/45 /1/                                      649,975                 652,211
  3.28%; 04/26/35 /1/ /6/                                  425,000                 425,000
  3.32%; 04/26/35 /1/ /6/                                  425,000                 425,000
  3.81%; 06/25/34 /1/                                      505,000                 488,324
  3.97%; 03/25/33                                          552,000                 542,795
  5.50%; 01/15/13                                          100,000                 102,050
                                                                                 4,486,753
SCHOOLS (0.05%)
 Knowledge Learning
  7.75%; 02/01/15 /2/                                      150,000                 144,750
SEMICONDUCTOR EQUIPMENT (0.10%)
 Amkor Technology
  7.75%; 05/15/13                                          100,000                  84,000
 MagnaChip Semiconductor
  6.26%; 12/15/11 /1/ /2/                                  200,000                 205,000
                                                                                   289,000
SOVEREIGN (0.70%)
 Mexico Government
  3.33%; 01/13/09 /1/                                      385,000                 389,042
  8.30%; 08/15/31                                          315,000                 360,675
  8.38%; 01/14/11                                          865,000                 984,370
 South Africa Government
  6.50%; 06/02/14                                          280,000                 294,000
                                                                                 2,028,087
SPECIAL PURPOSE ENTITY (0.73%)
 Borden US Finance/Nova Scotia Finance
  7.41%; 07/15/10 /1/ /2/                                  125,000                 129,375
 Da-Lite Screen
  9.50%; 05/15/11                                          150,000                 162,750
 Farmers Exchange Capital
  7.05%; 07/15/28 /2/                                      250,000                 261,052
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /2/                                      300,000                 296,292
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 John Hancock Global Funding II
                                                       $                      $
  2.73%; 04/03/09 /1/ /2/                                  950,000                 949,991
 K&F Acquisition
  7.75%; 11/15/14 /2/                                      100,000                  97,000
 Rio Tinto Finance
  5.75%; 07/03/06                                            5,000                   5,117
 Sheridan Acquisition
  10.25%; 08/15/11                                         200,000                 212,500
                                                                                 2,114,077
STEEL-SPECIALTY (0.16%)
 CSN Islands VIII
  9.75%; 12/16/13 /2/                                      450,000                 463,500
SUPRANATIONAL BANK (0.10%)
 Corp Andina de Fomento
  6.88%; 03/15/12                                          270,000                 296,960
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.08%)
 Corning
  8.30%; 04/04/25                                          235,000                 245,533
TELECOMMUNICATION SERVICES (0.42%)
 Verizon Global Funding
  6.75%; 12/01/05                                        1,000,000               1,019,594
  7.75%; 12/01/30                                          175,000                 211,505
                                                                                 1,231,099
TELEPHONE-INTEGRATED (2.96%)
 BellSouth
  4.75%; 11/15/12                                          325,000                 317,361
  6.88%; 10/15/31                                          180,000                 200,362
 British Telecommunications
  7.88%; 12/15/05                                        1,460,000               1,501,422
 France Telecom
  8.00%; 03/01/11 /1/                                    1,490,000               1,704,912
 MCI
  6.91%; 05/01/07 /1/                                      220,000                 223,850
 Northwestern Bell Telephone
  6.25%; 01/01/07                                          250,000                 251,875
 Qwest
  6.63%; 09/15/05                                          300,000                 301,500
 Sprint Capital
  6.88%; 11/15/28                                          485,000                 519,237
  6.90%; 05/01/19                                          110,000                 119,137
  8.75%; 03/15/32                                          220,000                 285,419
 Telecom Italia Capital
  4.00%; 01/15/10 /2/                                    1,900,000               1,816,436
  5.25%; 11/15/13                                          340,000                 335,906
  6.38%; 11/15/33                                          155,000                 158,054
 Telefonos de Mexico
  4.50%; 11/19/08                                          170,000                 167,135
  8.25%; 01/26/06                                          400,000                 413,200
 Verizon Virginia
  4.63%; 03/15/13                                          275,000                 262,808
                                                                                 8,578,614
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TEXTILE-HOME FURNISHINGS (0.05%)
 Mohawk Industries
  6.50%; 04/15/07                                      $   135,000            $    140,741
THEATERS (0.05%)
 Cinemark
  0.00%; 03/15/14 /1/ /4/                                  200,000                 142,000
TRANSPORT-RAIL (0.06%)
 Progress Rail Services/Progress Metal
  Reclamation
  7.75%; 04/01/12 /2/                                       75,000                  75,000
 Union Pacific
  4.70%; 01/02/24                                          115,000                 110,305
                                                                                   185,305
TRANSPORT-SERVICES (0.18%)
 CHC Helicopter
  7.38%; 05/01/14                                          150,000                 146,063
 FedEx
  2.84%; 04/01/05 /1/                                      230,000                 230,000
  3.50%; 04/01/09                                          145,000                 139,451
                                                                                   515,514
VENTURE CAPITAL (0.04%)
 Arch Western Finance
  6.75%; 07/01/13                                          125,000                 125,625
VETERINARY DIAGNOSTICS (0.07%)
 VICAR Operating
  9.88%; 12/01/09                                          200,000                 216,500
VITAMINS & NUTRITION PRODUCTS (0.18%)
 Leiner Health Products
  11.00%; 06/01/12                                         150,000                 161,250
 NBTY
  8.63%; 09/15/07                                          250,000                 255,000
 WH Holdings/WH Capital
  9.50%; 04/01/11                                           95,000                 102,600
                                                                                   518,850
WIRE & CABLE PRODUCTS (0.07%)
 Superior Essex Communications
  9.00%; 04/15/12                                          200,000                 203,000
WIRELESS EQUIPMENT (0.13%)
 Crown Castle International
  10.75%; 08/01/11                                         300,000                 320,250
 SBA Telecommunications
  0.00%; 12/15/11 /1/ /4/                                   75,000                  64,688
                                                                                   384,938
                                                      TOTAL BONDS              189,597,671






                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (8.33%)
                                                       $                      $
4.50%; 07/01/10                                            112,672                 112,306
5.00%; 12/01/17                                          1,115,640               1,117,887
5.00%; 05/01/18                                          2,580,350               2,584,540
5.00%; 04/01/20 /7/                                      2,500,000               2,500,000
5.00%; 06/01/34                                          2,404,680               2,354,350
5.50%; 03/01/09                                            138,751                 141,266
5.50%; 09/01/17                                            351,212                 358,748
5.50%; 02/01/18                                            826,429                 844,162
5.50%; 06/01/24                                          4,600,147               4,647,818
5.50%; 03/01/33                                          2,524,250               2,535,445
5.50%; 04/01/33                                          2,697,328               2,709,291
5.50%; 04/01/35 /7/                                        450,000                 451,125
6.00%; 03/01/31                                            240,752                 246,729
6.00%; 04/01/31                                             32,587                  33,396
6.00%; 06/01/32                                            623,680                 639,148
6.00%; 10/01/32                                            467,851                 479,454
6.50%; 04/01/16                                            116,357                 121,706
6.50%; 03/01/29                                             78,613                  81,875
6.50%; 05/01/29                                            116,760                 121,536
6.50%; 04/01/31                                             76,060                  79,069
6.50%; 02/01/32                                            136,132                 141,518
6.50%; 05/01/32                                            382,872                 397,918
6.50%; 05/01/32                                            106,016                 110,183
7.00%; 12/01/29                                            264,691                 279,094
7.00%; 06/01/30                                             21,619                  22,789
7.00%; 12/01/30                                             27,318                  28,796
7.00%; 01/01/31                                             55,515                  58,521
7.00%; 01/01/31                                             16,852                  17,764
7.00%; 02/01/31                                             33,471                  35,283
7.00%; 06/01/31                                             32,118                  33,847
7.00%; 12/01/31                                            361,219                 380,672
7.50%; 04/01/30                                             80,695                  86,427
7.50%; 09/01/30                                             56,970                  61,017
7.50%; 03/01/31                                            207,717                 222,472
8.00%; 09/01/30                                             95,627                 102,916
                                         TOTAL FHLMC CERTIFICATES               24,139,068

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (11.19%)
4.50%; 05/01/18                                          4,523,941               4,431,395
4.50%; 04/01/20 /7/                                      3,400,000               3,323,500
5.00%; 04/01/20 /7/                                      2,100,000               2,098,030
5.50%; 06/01/19                                            468,110                 477,374
5.50%; 07/01/19                                            362,294                 369,465
5.50%; 07/01/19                                            154,912                 157,978
5.50%; 08/01/19                                            461,637                 470,773
5.50%; 08/01/19                                             75,847                  77,348
5.50%; 10/01/19                                            923,934                 942,219
5.50%; 10/01/19                                            709,276                 723,313
5.50%; 12/01/22                                            810,377                 819,381
5.50%; 07/01/33                                          4,926,834               4,943,146
5.50%; 04/01/35 /7/                                      3,050,000               3,053,813
6.00%; 05/01/09                                            132,092                 134,912
6.00%; 07/01/09                                            261,789                 270,307
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                       $                      $
6.00%; 07/01/09                                            174,441                 178,165
6.00%; 05/01/31                                             90,778                  92,908
6.00%; 08/01/32                                             46,705                  47,800
6.00%; 10/01/33                                            373,784                 382,163
6.00%; 11/01/33                                          1,460,597               1,493,340
6.00%; 12/01/33                                          1,304,521               1,333,764
6.00%; 04/01/35 /7/                                      4,500,000               4,598,438
6.50%; 12/01/10                                            108,829                 114,224
6.50%; 08/01/31                                            316,577                 329,266
6.50%; 03/01/32                                            103,113                 107,246
6.50%; 04/01/32                                            207,543                 215,861
6.50%; 09/01/32                                            605,000                 629,015
7.00%; 09/01/31                                             92,499                  97,591
7.00%; 02/01/32                                            130,002                 137,117
7.00%; 05/01/32                                            357,250                 376,803
                                          TOTAL FNMA CERTIFICATES               32,426,655

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (2.82%)
5.50%; 12/15/31                                            288,946                 292,274
5.50%; 12/20/33                                          2,151,246               2,170,631
6.00%; 07/20/28                                            296,280                 304,821
6.00%; 11/20/28                                            371,365                 382,071
6.00%; 01/20/29                                            395,111                 406,432
6.00%; 07/20/29                                             75,470                  77,632
6.00%; 12/15/33                                            332,107                 341,512
6.50%; 03/20/28                                             65,792                  68,668
6.50%; 05/20/29                                             55,845                  58,249
6.50%; 12/15/32                                          3,265,959               3,415,321
7.00%; 03/15/31                                            142,617                 150,792
7.50%; 05/15/29                                            380,020                 407,749
8.00%; 12/15/30                                             94,568                 101,962
                                          TOTAL GNMA CERTIFICATES                8,178,114


                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
TREASURY BONDS (12.18%)
 U.S. Treasury
  3.63%; 07/15/09                                        2,725,000               2,672,309
  4.00%; 02/15/14                                        2,725,000               2,629,731
  4.75%; 05/15/14                                        1,250,000               1,273,437
  5.00%; 02/15/11                                        3,200,000               3,323,626
  5.38%; 02/15/31                                        2,380,000               2,593,922
  6.00%; 02/15/26                                          500,000                 571,973
  6.25%; 08/15/23                                        2,755,000               3,207,746
  6.25%; 05/15/30                                        3,165,000               3,802,697
  6.75%; 08/15/26                                          750,000                 933,955
  7.50%; 11/15/16                                        2,990,000               3,748,712
  8.00%; 11/15/21                                          565,000                 767,252
                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
TREASURY BONDS (CONTINUED)
 U.S. Treasury Inflation-Indexed Obligations
                                                       $                      $
  2.00%; 01/15/14                                        1,367,493               1,399,716
  3.38%; 01/15/07                                        4,724,287               4,959,585
  4.25%; 01/15/10                                        3,003,669               3,419,218
                                             TOTAL TREASURY BONDS               35,303,879

                                                        Principal
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.99%)
FINANCE-INVESTMENT BANKER & BROKER (0.63%)
 Morgan Stanley
  2.93%; 04/04/05                                        1,825,000               1,824,576
MONEY CENTER BANKS (3.36%)
 Investment in Joint Trading Account; Citicorp
  2.83%; 04/01/05                                        9,734,602               9,734,602
                                           TOTAL COMMERCIAL PAPER               11,559,178


                                                        Maturity
                                                         Amount                   Value
--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.48%)
  Deutsche Bank; 2.83%; dated 03/31/05 maturing
  04/01/05 (collateralized by U.S. Treasury                                   $
  Strip; $1,424,583; 02/15/20) /8/                     $ 1,396,760               1,396,650
                                      TOTAL REPURCHASE AGREEMENTS                1,396,650
                                                                              ------------

                            TOTAL PORTFOLIO INVESTMENTS (104.39%)              302,601,215
LIABILITIES, NET OF CASH AND RECEIVABLES (-4.39%)                              (12,712,845)
                                       TOTAL NET ASSETS (100.00%)             $289,888,370
                                                                              ---------------




/1 /Variable rate.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $22,565,011 or 7.78% of net assets.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $8,949,011 or 3.09% of net assets.
/4 /Non-income producing security.
/5 /Security or a portion of the security was on loan at the end of the period. /6 /Security purchased on a when-issued basis.
/7 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/8 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  3,276,420
Unrealized Depreciation                        (3,248,241)
                                             ------------
Net Unrealized Appreciation (Depreciation)         28,179
Cost for federal income tax purposes         $302,573,036


                                                  Notional     Unrealized
                  Description                      Amount      Gain (Loss)
---------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive a monthly return equal to the Lehman     $10,000,000    $(83,563)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 5
basis points with Morgan Stanley. Expires May
2005.

Receive a monthly return equal to a 30-year        4,000,000     (12,667)
5.5% FNMA and pay monthly a floating rate based
on 1-month LIBOR less 15 basis points with
Merrill Lynch. Expires June 2005.

Receive a monthly return equal to a 30-year        4,000,000        (243)
6.0% FNMA and pay monthly a floating rate based
on 1-month LIBOR less 15 basis points with
Merrill Lynch. Expires June 2005.

Receive a monthly return equal to a 15-year        4,000,000      (3,753)
5.0% FNMA and pay monthly a floating rate based
on 1-month LIBOR less 23 basis points with
Merrill Lynch. Expires June 2005.

Receive a monthly return equal to a 30-year        2,500,000     (56,198)
5.0% FHLMC and pay monthly a floating rate
based on 1-month LIBOR less 15 basis points
with Merrill Lynch. Expires August 2005.

Receive monthly a return equal to the Merrill      5,000,000     (49,267)
Lynch Mortgage Master Index and pay monthly a
floating rate based on 3-month LIBOR less 7
basis points with Merrill Lynch. Expires April
2005.

Receive a monthly return equal to a 15-year        4,000,000      17,455
4.5% FNMA and pay monthly a floating rate based
on 1-month LIBOR less 12 basis points with
Merrill Lynch. Expires April 2005.

Receive a monthly return equal to a 30-year        4,000,000          --
5.0% FNMA and pay monthly a floating rate based
on 1-month LIBOR less 45 basis points with
Merrill Lynch. Expires July 2005.


                            SCHEDULE OF INVESTMENTS
                             CAPITAL VALUE ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (106.89%)
ADVERTISING AGENCIES (0.37%)
                                                                            $
 Omnicom Group                                            10,100                 894,052
AEROSPACE & DEFENSE (0.97%)
 Northrop Grumman                                         43,380               2,341,652
AEROSPACE & DEFENSE EQUIPMENT (2.14%)
 DRS Technologies /1/                                     18,600                 790,500
 General Dynamics                                         17,110               1,831,625
 Lockheed Martin                                          41,200               2,515,672
                                                                               5,137,797
APPAREL MANUFACTURERS (0.42%)
 VF                                                       17,000               1,005,380
APPLICATIONS SOFTWARE (0.38%)
 Compuware /1/                                           128,000                 921,600
ATHLETIC FOOTWEAR (0.43%)
 Nike                                                     12,380               1,031,378
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.53%)
 Paccar                                                   17,475               1,265,015
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.40%)
 Autoliv                                                  20,400                 972,060
BEVERAGES-WINE & SPIRITS (0.35%)
 Brown-Forman                                             15,270                 836,033
BUILDING-RESIDENTIAL & COMMERCIAL (1.12%)
 DR Horton                                                30,773                 899,802
 MDC Holdings                                             10,720                 746,648
 Pulte Homes                                              14,060               1,035,238
                                                                               2,681,688
CABLE TV (0.69%)
 Comcast /1/                                              49,100               1,658,598
CHEMICALS-DIVERSIFIED (2.39%)
 Dow Chemical                                             66,700               3,324,995
 FMC /1/                                                  15,800                 844,510
 PPG Industries                                           22,100               1,580,592
                                                                               5,750,097
CHEMICALS-SPECIALTY (1.25%)
 Cabot                                                    30,200               1,009,586
 Eastman Chemical                                         18,500               1,091,500
 Sigma-Aldrich                                            14,760                 904,050
                                                                               3,005,136
COMMERCIAL BANKS (1.77%)
 Associated Banc-Corp                                     21,400                 668,322
 Compass Bancshares                                       22,300               1,012,420
 North Fork Bancorp                                       50,800               1,409,192
 UnionBanCal                                              19,140               1,172,325
                                                                               4,262,259
COMPUTERS (2.72%)
 Apple Computer /1/                                       42,400               1,766,808
 Hewlett-Packard                                          66,700               1,463,398
 International Business Machines                          36,220               3,309,784
                                                                               6,539,990
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (0.61%)
                                                                            $
 Brocade Communications Systems /1/                      108,500                 642,320
 NCR /1/                                                  24,600                 830,004
                                                                               1,472,324
COMPUTERS-MEMORY DEVICES (0.70%)
 EMC /1/                                                  83,100               1,023,792
 Network Appliance/1/                                     23,700                 655,542
                                                                            ------------
                                                                               1,679,334
CONTAINERS-METAL & GLASS (0.46%)
 Ball                                                     26,590               1,102,953
CONTAINERS-PAPER & PLASTIC (0.38%)
 Sonoco Products                                          31,800                 917,430
COSMETICS & TOILETRIES (1.15%)
 Colgate-Palmolive                                        18,900                 986,013
 Gillette                                                 23,200               1,171,136
 Procter & Gamble                                         11,660                 617,980
                                                                               2,775,129
DIAGNOSTIC EQUIPMENT (0.32%)
 Gen-Probe /1/                                            17,000                 757,520
DIRECT MARKETING (0.47%)
 Harte-Hanks                                              41,200               1,135,472
DIVERSIFIED MANUFACTURING OPERATIONS (6.37%)
 Eaton                                                    18,700               1,222,980
 General Electric                                        361,696              13,042,758
 ITT Industries                                           11,600               1,046,784
                                                                              15,312,522
ELECTRIC PRODUCTS-MISCELLANEOUS (0.30%)
 Ametek                                                   17,700                 712,425
ELECTRIC-INTEGRATED (4.81%)
 Constellation Energy Group                               30,600               1,582,020
 Duke Energy                                              91,100               2,551,711
 Edison International                                     55,100               1,913,072
 Exelon                                                   44,390               2,037,057
 PPL                                                      20,250               1,093,297
 TXU                                                      29,860               2,377,752
                                                                              11,554,909
ENGINES-INTERNAL COMBUSTION (0.44%)
 Cummins Engine                                           15,120               1,063,692
ENTERPRISE SOFTWARE & SERVICE (0.41%)
 Oracle /1/                                               79,500                 992,160
FINANCE-CREDIT CARD (1.09%)
 Capital One Financial                                    15,300               1,143,981
 MBNA                                                     59,800               1,468,090
                                                                               2,612,071
FINANCE-INVESTMENT BANKER & BROKER (8.96%)
 Bear Stearns                                             17,450               1,743,255
 Citigroup /2/                                           194,990               8,762,851
 E*Trade Financial /1/                                    65,900                 790,800
 Goldman Sachs Group                                      27,180               2,989,528
 Lehman Brothers Holdings                                 28,917               2,722,825
 Merrill Lynch                                            62,140               3,517,124
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                            $
 Morgan Stanley                                           17,640               1,009,890
                                                                              21,536,273
FINANCIAL GUARANTEE INSURANCE (1.01%)
 Ambac Financial Group                                    16,300               1,218,425
 MGIC Investment                                          19,620               1,209,965
                                                                               2,428,390
FOOD-FLOUR & GRAIN (0.69%)
 Archer Daniels Midland                                   67,700               1,664,066
FOOD-MEAT PRODUCTS (0.74%)
 Hormel Foods                                             29,000                 902,190
 Smithfield Foods /1/                                     27,400                 864,470
                                                                               1,766,660
FOOD-MISCELLANEOUS/DIVERSIFIED (0.34%)
 Kellogg                                                  19,100                 826,457
GAS-DISTRIBUTION (1.13%)
 Energen                                                  13,100                 872,460
 ONEOK                                                    29,400                 906,108
 UGI                                                      20,400                 926,568
                                                                               2,705,136
HOTELS & MOTELS (0.59%)
 Starwood Hotels & Resorts Worldwide                      23,500               1,410,705
HUMAN RESOURCES (0.28%)
 Robert Half International                                25,226                 680,093
INSTRUMENTS-CONTROLS (0.26%)
 Thermo Electron /1/                                      24,900                 629,721
INSTRUMENTS-SCIENTIFIC (0.59%)
 Applied Biosystems Group                                 40,600                 801,444
 PerkinElmer                                              30,100                 620,963
                                                                               1,422,407
LIFE & HEALTH INSURANCE (0.94%)
 Lincoln National                                         30,070               1,357,360
 Stancorp Financial Group                                 10,500                 890,190
                                                                               2,247,550
MACHINERY TOOLS & RELATED PRODUCTS (0.30%)
 Lincoln Electric Holdings                                23,980                 721,318
MACHINERY-FARM (0.68%)
 Deere                                                    24,200               1,624,546
MEDICAL PRODUCTS (0.53%)
 Zimmer Holdings /1/                                      16,220               1,262,078
MEDICAL-HMO (1.34%)
 Aetna                                                    24,900               1,866,255
 WellPoint /1/                                            10,800               1,353,780
                                                                               3,220,035
METAL PROCESSORS & FABRICATION (0.31%)
 Worthington Industries                                   39,100                 753,848
METAL-COPPER (0.61%)
 Phelps Dodge                                             14,500               1,475,085
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (2.71%)
                                                                            $
 Archstone-Smith Trust                                    30,840               1,051,952
 CBL & Associates Properties                              11,100                 793,761
 Kimco Realty                                             22,700               1,223,530
 Prologis Trust                                           27,800               1,031,380
 Simon Property Group                                     27,500               1,665,950
 Ventas                                                   30,300                 756,288
                                                                               6,522,861
MONEY CENTER BANKS (5.03%)
 Bank of America /2/                                     185,180               8,166,438
 JP Morgan Chase                                         113,220               3,917,412
                                                                              12,083,850
MULTI-LINE INSURANCE (4.44%)
 American International Group                             53,160               2,945,596
 Cigna                                                    17,500               1,562,750
 Loews                                                    20,500               1,507,570
 MetLife                                                  49,360               1,929,976
 Prudential Financial                                     47,300               2,715,020
                                                                              10,660,912
MULTIMEDIA (2.50%)
 Gemstar-TV Guide International /1/                      189,800                 825,630
 McGraw-Hill                                              11,630               1,014,717
 Time Warner /1/                                          75,880               1,331,694
 Walt Disney                                              98,900               2,841,397
                                                                               6,013,438
OIL COMPANY-EXPLORATION & PRODUCTION (3.72%)
 Anadarko Petroleum                                       26,100               1,986,210
 Apache                                                   40,640               2,488,387
 Devon Energy                                             55,260               2,638,665
 EOG Resources                                            37,400               1,822,876
                                                                               8,936,138
OIL COMPANY-INTEGRATED (11.49%)
 ChevronTexaco                                            62,160               3,624,550
 ConocoPhillips                                           40,482               4,365,579
 Exxon Mobil /2/                                         282,025              16,808,690
 Occidental Petroleum                                     39,696               2,825,164
                                                                              27,623,983
OIL REFINING & MARKETING (0.44%)
 Premcor                                                  17,800               1,062,304
OPTICAL SUPPLIES (0.36%)
 Bausch & Lomb                                            11,680                 856,144
PAPER & RELATED PRODUCTS (0.70%)
 Georgia-Pacific                                          47,730               1,693,938
PIPELINES (0.97%)
 Equitable Resources                                      14,200                 815,648
 Questar                                                  25,582               1,515,734
                                                                               2,331,382
POULTRY (0.40%)
 Pilgrims Pride                                           26,700                 953,724
PROPERTY & CASUALTY INSURANCE (0.62%)
 First American                                           24,700                 813,618
                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PROPERTY & CASUALTY INSURANCE (CONTINUED)
                                                                            $
 State Auto Financial                                     25,500                 678,810
                                                                               1,492,428
PUBLISHING-NEWSPAPERS (0.32%)
 Washington Post                                             850                 759,900
RECYCLING (0.28%)
 Metal Management /1/                                     26,529                 681,265
REGIONAL BANKS (5.84%)
 Comerica                                                 26,800               1,476,144
 KeyCorp                                                  56,800               1,843,160
 SunTrust Banks                                           35,400               2,551,278
 U.S. Bancorp                                             26,300                 757,966
 Wachovia                                                 90,294               4,596,868
 Wells Fargo                                              47,020               2,811,796
                                                                              14,037,212
RETAIL-APPAREL & SHOE (0.77%)
 American Eagle Outfitters                                27,700                 818,535
 Nordstrom                                                18,800               1,041,144
                                                                               1,859,679
RETAIL-MAJOR DEPARTMENT STORE (0.72%)
 J.C. Penney                                              33,400               1,734,128
RETAIL-REGIONAL DEPARTMENT STORE (0.93%)
 Dillard's                                                36,300                 976,470
 Neiman Marcus Group                                      13,620               1,246,366
                                                                               2,222,836
RETAIL-RESTAURANTS (1.73%)
 McDonald's                                               98,490               3,066,979
 Yum! Brands                                              21,010               1,088,528
                                                                               4,155,507
STEEL PRODUCERS (0.41%)
 United States Steel                                      19,400                 986,490
TELEPHONE-INTEGRATED (5.07%)
 ALLTEL                                                   36,400               1,996,540
 AT&T                                                     87,300               1,636,875
 BellSouth                                                96,200               2,529,098
 SBC Communications                                      131,290               3,110,260
 Verizon Communications                                   81,692               2,900,066
                                                                              12,172,839
TOBACCO (3.23%)
 Altria Group                                            104,944               6,862,288
 Loews - Carolina Group                                   27,000                 893,700
                                                                               7,755,988
TRANSPORT-AIR FREIGHT (0.45%)
 CNF                                                      22,900               1,071,491
TRANSPORT-RAIL (1.02%)
 Burlington Northern Santa Fe                             45,600               2,459,208
                                            TOTAL COMMON STOCKS              256,892,689

                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.17%)
MONEY CENTER BANKS (1.17%)
 Investment in Joint Trading Account;
  Citicorp
                                                       $2,813,072           $
  2.83%; 04/01/05                                                              2,813,072
                                         TOTAL COMMERCIAL PAPER                2,813,072
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (108.06%)              259,705,761
LIABILITIES, NET OF CASH AND RECEIVABLES (-8.06%)                            (19,375,415)
                                     TOTAL NET ASSETS (100.00%)             $240,330,346
                                                                            ---------------


   Contract                   Opening       Current      Unrealized
     Type       Commitment  Market Value  Market Value   Gain (Loss)
---------------------------------------------------------------------
FUTURES CONTRACTS
9 Russell 1000    Buy        $2,889,000    $2,868,750     $(20,250)
June, 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $20,091,000 or 8.36% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 32,992,694
Unrealized Depreciation                        (4,521,989)
                                             ------------
Net Unrealized Appreciation (Depreciation)     28,470,705
Cost for federal income tax purposes         $231,235,056

                            SCHEDULE OF INVESTMENTS
                             EQUITY GROWTH ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (99.15%)
AGRICULTURAL OPERATIONS (0.62%)
                                                                             $
 Monsanto                                                  24,400               1,573,800
AIRLINES (0.66%)
 Southwest Airlines                                       117,900               1,678,896
APPLICATIONS SOFTWARE (5.28%)
 Mercury Interactive /1/ /2/                               41,100               1,947,318
 Microsoft                                                392,500               9,486,725
 Red Hat /1/ /2/                                          189,700               2,069,627
                                                                               13,503,670
BROADCASTING SERVICES & PROGRAMMING (1.25%)
 Liberty Media /1/                                        308,400               3,198,108
CABLE TV (1.98%)
 Rogers Communications                                    186,300               5,074,812
CASINO SERVICES (1.83%)
 International Game Technology                            175,600               4,681,496
CELLULAR TELECOMMUNICATIONS (4.53%)
 Nextel Communications /1/                                223,000               6,337,660
 Nextel Partners /1/                                      238,700               5,241,852
                                                                               11,579,512
COMPUTER SERVICES (0.99%)
 Affiliated Computer Services /1/                          47,600               2,534,224
COMPUTERS (1.01%)
 Research In Motion /1/                                    33,700               2,575,354
COMPUTERS-INTEGRATED SYSTEMS (2.91%)
 Dell /1/                                                 193,600               7,438,112
COMPUTERS-MEMORY DEVICES (1.28%)
 EMC /1/                                                  264,900               3,263,568
CONSULTING SERVICES (1.56%)
 Accenture /1/                                            165,300               3,991,995
CRUISE LINES (1.86%)
 Carnival /2/                                              91,700               4,750,977
DATA PROCESSING & MANAGEMENT (1.66%)
 Automatic Data Processing                                 56,300               2,530,685
 Choicepoint /1/                                           43,000               1,724,730
                                                                                4,255,415
DIVERSIFIED MANUFACTURING OPERATIONS (8.22%)
 Danaher                                                  112,200               5,992,602
 General Electric                                         286,600              10,334,796
 Tyco International                                       138,800               4,691,440
                                                                               21,018,838
E-COMMERCE-SERVICES (2.37%)
 eBay /1/                                                  57,500               2,142,450
 InterActiveCorp /1/ /2/                                  176,300               3,926,201
                                                                                6,068,651
ELECTRONIC COMPONENTS-SEMICONDUCTOR (5.21%)
 Intel                                                    322,400               7,489,352
 Xilinx                                                   199,300               5,825,539
                                                                               13,314,891
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (1.51%)
                                                                             $
 Computer Associates International                            336                   9,106
 Oracle /1/                                               308,300               3,847,584
                                                                                3,856,690
FIDUCIARY BANKS (2.36%)
 State Street                                             138,000               6,033,360
FINANCE-CONSUMER LOANS (1.25%)
 SLM                                                       63,900               3,184,776
FINANCE-INVESTMENT BANKER & BROKER (4.27%)
 Citigroup                                                147,600               6,633,144
 Morgan Stanley                                            74,700               4,276,575
                                                                               10,909,719
FOOD-WHOLESALE & DISTRIBUTION (1.84%)
 Sysco                                                    131,100               4,693,380
INTERNET BROKERS (1.17%)
 Ameritrade Holding /1/                                   294,100               3,002,761
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.68%)
 Franklin Resources                                        62,400               4,283,760
MEDICAL INSTRUMENTS (1.67%)
 Medtronic                                                 83,600               4,259,420
MEDICAL-BIOMEDICAL/GENE (3.15%)
 Amgen /1/                                                 60,000               3,492,600
 Biogen Idec /1/                                           28,400                 980,084
 Genentech /1/                                             63,500               3,594,735
                                                                                8,067,419
MEDICAL-HMO (6.53%)
 UnitedHealth Group                                       103,000               9,824,140
 WellPoint /1/                                             54,800               6,869,180
                                                                               16,693,320
MULTI-LINE INSURANCE (1.93%)
 American International Group                              89,200               4,942,572
MULTIMEDIA (1.10%)
 E.W. Scripps                                              57,700               2,812,875
NETWORKING PRODUCTS (2.33%)
 Cisco Systems /1/                                        101,400               1,814,046
 Juniper Networks /1/                                     187,600               4,138,456
                                                                                5,952,502
OIL & GAS DRILLING (1.87%)
 Transocean Sedco Forex /1/                                93,100               4,790,926
OIL-FIELD SERVICES (1.26%)
 Schlumberger                                              45,700               3,220,936
RETAIL-DISCOUNT (4.53%)
 Target                                                    70,900               3,546,418
 Wal-Mart Stores                                          160,600               8,047,666
                                                                               11,594,084
RETAIL-DRUG STORE (1.56%)
 Walgreen                                                  89,700               3,984,474
                                              Shares

                                              Held                               Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-PET FOOD & SUPPLIES (0.60%)
                                                                             $
 PETsMART                                                  53,500               1,538,125
RETAIL-REGIONAL DEPARTMENT STORE (1.51%)
 Kohl's /1/                                                74,900               3,867,087
SCHOOLS (1.88%)
 Apollo Group /1/                                          64,900               4,806,494
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (4.55%)
 Analog Devices                                           158,300               5,720,962
 Marvell Technology Group /1/                              73,900               2,833,326
 Maxim Integrated Products                                 75,500               3,085,685
                                                                               11,639,973
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (1.72%)
 Corning /1/                                              396,000               4,407,480
THERAPEUTICS (2.19%)
 Gilead Sciences /1/                                      156,300               5,595,540
WEB PORTALS (3.47%)
 Google /1/                                                14,800               2,671,548
 Yahoo /1/                                                183,000               6,203,700
                                                                                8,875,248
                                             TOTAL COMMON STOCKS              253,515,240

                                              Maturity

                                              Amount                             Value

-------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.10%)
 Deutsche Bank Securities; 2.83%, dated
  03/31/05 maturing 04/01/05 (collateralized
  by U.S. Treasury Strip; $5,476,593;                   $                    $
  02/15/20) /3/                                         5,369,631               5,369,209
                                     TOTAL REPURCHASE AGREEMENTS                5,369,209
                                                                             ------------

                           TOTAL PORTFOLIO INVESTMENTS (101.25%)              258,884,449
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.25%)                              (3,190,767)
                                      TOTAL NET ASSETS (100.00%)             $255,693,682
                                                                             ---------------





/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security was purchased with the cash proceeds from securities loans.










UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 24,346,197
Unrealized Depreciation                       (10,291,833)
                                             ------------
Net Unrealized Appreciation (Depreciation)     14,054,364
Cost for federal income tax purposes         $244,830,085

                            SCHEDULE OF INVESTMENTS
                             EQUITY INCOME ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (78.17%)
AEROSPACE & DEFENSE (1.12%)
                                                                                $
 Northrop Grumman                                              9,790                528,464
APPLICATIONS SOFTWARE (0.87%)
 Microsoft                                                    17,100                413,307
AUTO-CARS & LIGHT TRUCKS (0.66%)
 Ford Motor                                                   27,550                312,142
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.08%)
 Autoliv                                                      10,700                509,855
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.65%)
 Masco                                                         8,830                306,136
CELLULAR TELECOMMUNICATIONS (1.21%)
 Cosmote Mobile Telecommunications                            11,100                196,483
 Telecom Italia Mobile                                        55,900                375,239
                                                                                    571,722
CHEMICALS-DIVERSIFIED (0.48%)
 PPG Industries                                                3,187                227,934
COATINGS & PAINT (0.70%)
 RPM                                                          18,090                330,685
COMMERCIAL BANKS (1.84%)
 Associated Banc-Corp                                         11,000                343,530
 Banco Santander Central Hispano                               9,600                117,155
 Nordea                                                       25,190                255,720
 North Fork Bancorp                                            5,600                155,344
                                                                                    871,749
DIVERSIFIED FINANCIAL SERVICES (0.51%)
 RMB Holdings                                                 69,700                239,995
DIVERSIFIED MANUFACTURING OPERATIONS (2.48%)
 Eaton                                                         4,370                285,798
 General Electric                                             15,000                540,900
 Honeywell International                                       9,300                346,053
                                                                                  1,172,751
ELECTRIC-INTEGRATED (5.44%)
 Constellation Energy Group                                   12,680                655,556
 Duke Energy                                                  13,909                389,591
 Edison International                                         19,000                659,680
 Exelon                                                       12,600                578,214
 PPL                                                           5,430                293,166
                                                                                  2,576,207
FINANCE-CREDIT CARD (0.51%)
 MBNA                                                          9,890                242,800
FINANCE-INVESTMENT BANKER & BROKER (2.42%)
 Citigroup                                                    25,502              1,146,060
FINANCE-MORTGAGE LOAN/BANKER (1.74%)
 American Home Mortgage Investment                            21,470                614,901
 Charter Mac                                                   9,690                208,335
                                                                                    823,236
FOOD-WHOLESALE & DISTRIBUTION (0.61%)
 Kesko                                                        11,300                291,077
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (0.90%)
                                                                                $
 Sempra Energy                                                 3,245                129,281
 UGI                                                           6,500                295,230
                                                                                    424,511
LIFE & HEALTH INSURANCE (0.83%)
 Lincoln National                                              8,700                392,718
MACHINERY-FARM (0.56%)
 Deere                                                         3,920                263,150
MEDICAL PRODUCTS (0.57%)
 Johnson & Johnson                                             4,000                268,640
MEDICAL-DRUGS (0.67%)
 Orion OYJ                                                    20,760                318,911
MEDICAL-HOSPITALS (0.60%)
 Parkway Holdings                                            286,000                282,653
METAL PROCESSORS & FABRICATION (0.93%)
 Worthington Industries                                       22,800                439,584
METAL-COPPER (1.16%)
 Southern Peru Copper                                          9,900                549,054
MISCELLANEOUS INVESTING (12.71%)
 AMB Property                                                  2,900                109,620
 Arbor Realty Trust                                           19,100                472,725
 Archstone-Smith Trust                                         3,400                115,974
 Arden Realty                                                  6,500                220,025
 Boston Properties                                             4,900                295,127
 CBL & Associates Properties                                   3,600                257,436
 Developers Diversified Realty                                 5,600                222,600
 Eastgroup Properties                                          2,800                105,560
 Education Realty Trust /1/                                    3,539                 58,854
 Equity Office Properties Trust                                3,900                117,507
 Equity Residential Properties Trust                           3,200                103,072
 Federal Realty Investment Trust                               1,200                 58,020
 Gramercy Capital                                             21,900                427,050
 Health Care Property Investors                                5,100                119,697
 Healthcare Realty Trust                                       3,500                127,540
 Hospitality Properties Trust                                  5,000                201,900
 Kimco Realty                                                  4,200                226,380
 Lexington Corporate Properties Trust                         12,400                272,056
 Mack-Cali Realty                                              2,400                101,640
 Mid-America Apartment Communities                             8,100                295,650
 Mills                                                         2,100                111,090
 Newcastle Investment                                         16,300                482,480
 Simon Property Group                                          5,400                327,132
 SL Green Realty                                               2,300                129,306
 Sovran Self Storage                                           2,700                107,001
 Tanger Factory Outlet Centers                                14,400                316,800
 Thornburg Mortgage                                           14,500                406,580
 Vornado Realty Trust                                          2,200                152,394
 Weingarten Realty Investors                                   2,200                 75,922
                                                                                  6,017,138
MONEY CENTER BANKS (2.32%)
 Bank of America                                              19,560                862,596
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
                                                                                $
 JP Morgan Chase                                               6,880                238,048
                                                                                  1,100,644
MULTI-LINE INSURANCE (0.67%)
 Cincinnati Financial                                          7,300                318,353
NON-HOTEL GAMBLING (0.79%)
 Greek Organisation of Football Prognostics                   12,800                373,965
OIL COMPANY-INTEGRATED (6.98%)
 ChevronTexaco                                                10,310                601,176
 ConocoPhillips                                                3,500                377,440
 ENI                                                          19,070                496,429
 Exxon Mobil                                                  15,597                929,581
 Occidental Petroleum                                          5,280                375,778
 Royal Dutch Petroleum                                         5,200                311,686
 Shell Transport & Trading                                    23,380                210,071
                                                                                  3,302,161
OIL REFINING & MARKETING (0.73%)
 Sunoco                                                        3,320                343,686
PAPER & RELATED PRODUCTS (1.71%)
 Billerud                                                     21,610                319,094
 MeadWestvaco                                                  6,950                221,149
 Weyerhaeuser                                                  3,910                267,835
                                                                                    808,078
PIPELINES (0.51%)
 Equitable Resources                                           4,200                241,248
PROPERTY & CASUALTY INSURANCE (1.26%)
 Admiral Group /1/                                            27,253                179,726
 Chubb                                                         5,280                418,546
                                                                                    598,272
PUBLICLY TRADED INVESTMENT FUND (3.17%)
 iShares Cohen & Steers Realty Majors Index
  Fund                                                        12,014              1,501,149
REAL ESTATE MANAGEMENT & SERVICES (1.74%)
 Castellum                                                    10,690                350,606
 Corio                                                         8,400                470,852
                                                                                    821,458
REAL ESTATE OPERATOR & DEVELOPER (0.79%)
 Land Securities Group                                        15,390                376,018
REGIONAL BANKS (3.61%)
 Comerica                                                      4,800                264,384
 KeyCorp                                                      13,900                451,055
 National City                                                 6,200                207,700
 Wachovia                                                      9,080                462,263
 Wells Fargo                                                   5,400                322,920
                                                                                  1,708,322
RETAIL-RESTAURANTS (0.53%)
 McDonald's                                                    8,045                250,521
TELEPHONE-INTEGRATED (6.62%)
 ALLTEL                                                        5,500                301,675
 AT&T                                                         24,000                450,000
 Citizens Communications                                      42,290                547,233
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
                                                                                $
 SBC Communications                                           30,690                727,046
 Sprint                                                       13,340                303,485
 TDC                                                           6,570                277,656
 Verizon Communications                                       14,774                524,477
                                                                                  3,131,572
TOBACCO (3.25%)
 Altria Group                                                 12,212                798,543
 Imperial Tobacco Group                                        7,620                200,287
 Reynolds American                                             6,690                539,147
                                                                                  1,537,977
TRANSPORT-MARINE (2.24%)
 Frontline                                                     5,950                285,514
 General Maritime /1/                                          6,296                304,978
 Orient Overseas International                                85,000                409,778
 Ship Finance International                                    2,876                 58,373
                                                                                  1,058,643
                                                TOTAL COMMON STOCKS              36,992,546

                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
PREFERRED STOCKS (12.23%)
CELLULAR TELECOMMUNICATIONS (0.92%)
 U.S. Cellular                                                16,000                435,360
COMMERCIAL BANKS (2.20%)
 CoBank                                                       19,600              1,042,544
ELECTRIC-INTEGRATED (1.57%)
 Consolidated Edison                                           3,044                 78,414
 DTE Energy Trust I                                            3,360                 89,678
 Energy East Capital Trust I                                   7,315                191,653
 Entergy Louisiana                                            14,720                384,192
                                                                                    743,937
FINANCE-INVESTMENT BANKER & BROKER (0.35%)
 St. Paul Capital Trust I                                      6,400                163,584
FINANCE-OTHER SERVICES (0.12%)
 National Rural Utilities Cooperative Finance                  2,500                 58,075
FOOD-DAIRY PRODUCTS (1.44%)
 Dairy Farmers of America                                      6,500                681,688
FOOD-RETAIL (0.32%)
 Albertson's                                                   6,600                149,292
GAS-DISTRIBUTION (0.49%)
 AGL Capital Trust II                                          8,915                231,433
MISCELLANEOUS INVESTING (2.97%)
 AMB Property                                                  1,400                 35,490
 Duke Realty                                                  20,200                484,194
 Federal Realty Investment Trust                               5,000                132,500
 HRPT Properties Trust                                         5,900                157,707
 Public Storage                                                7,100                171,820
 Realty Income                                                10,000                260,400
                                                Shares

                                                Held                               Value

--------------------------------------------------------------------------------------------------
PREFERRED STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                                $
 Regency Centers                                               6,523                164,053
                                                                                  1,406,164
MONEY CENTER BANKS (0.38%)
 ABN AMRO Capital Funding Trust V                              7,700                182,336
PIPELINES (0.64%)
 TransCanada PipeLines                                        11,743                302,969
SPECIAL PURPOSE ENTITY (0.62%)
 Corporate-Backed Trust Certificates for
  DaimlerChrysler                                              4,500                111,195
 Preferred Plus Trust                                          7,700                181,720
                                                                                    292,915
TELEPHONE-INTEGRATED (0.21%)
 Telephone & Data Systems                                      3,900                 99,762
                                             TOTAL PREFERRED STOCKS               5,790,059

                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
BONDS (5.55%)
ELECTRIC-INTEGRATED (1.69%)
 Georgia Power Capital Trust VI
                                                           $                    $
  4.88%; 11/01/42                                            800,000                801,637
OIL COMPANY-INTEGRATED (1.18%)
 Phillips 66 Capital Trust II
  8.00%; 01/15/37                                            525,000                558,799
PIPELINES (2.68%)
 KN Capital Trust III
  7.63%; 04/15/28                                          1,100,000              1,266,789
                                                        TOTAL BONDS               2,627,225


                                                Principal

                                                Amount                             Value

--------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (3.39%)
FINANCE-MORTGAGE LOAN/BANKER (3.39%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                           $                    $
  2.55%; 04/01/05                                          1,602,820              1,602,820
                                             TOTAL COMMERCIAL PAPER               1,602,820
                                                                                -----------

                               TOTAL PORTFOLIO INVESTMENTS (99.34%)              47,012,650
CASH AND RECEIVABLES, NET OF LIABILITIES (0.66%)                                    310,097
                                         TOTAL NET ASSETS (100.00%)             $47,322,747
                                                                                -------------

/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 3,586,153
Unrealized Depreciation                         (845,440)
                                             -----------
Net Unrealized Appreciation (Depreciation)     2,740,713
Cost for federal income tax purposes         $44,271,937

                            SCHEDULE OF INVESTMENTS
                              EQUITY VALUE ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                          Shares

                                          Held                       Value

------------------------------------------------------------------------------------
COMMON STOCKS (96.50%)
AEROSPACE & DEFENSE (0.74%)
                                                                   $
 Boeing                                             110                 6,431
 Northrop Grumman                                   180                 9,716
                                                                       16,147
APPAREL MANUFACTURERS (1.32%)
 Liz Claiborne                                      350                14,045
 VF                                                 250                14,785
                                                                       28,830
APPLIANCES (0.56%)
 Whirlpool                                          180                12,191
APPLICATIONS SOFTWARE (1.54%)
 Microsoft                                        1,390                33,596
ATHLETIC FOOTWEAR (0.57%)
 Reebok International                               280                12,404
AUTO-CARS & LIGHT TRUCKS (1.28%)
 General Motors                                     390                11,462
 Toyota Motor                                       220                16,364
                                                                       27,826
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.59%)
 Lear                                               290                12,864
BEVERAGES-NON-ALCOHOLIC (1.64%)
 Coca-Cola                                          490                20,418
 Pepsi Bottling Group                               550                15,318
                                                                       35,736
BREWERY (0.60%)
 Molson Coors Brewing                               170                13,119
CHEMICALS-DIVERSIFIED (1.25%)
 PPG Industries                                     380                27,178
COMPUTER SERVICES (0.82%)
 Computer Sciences /1/                              390                17,881
COMPUTERS (3.15%)
 Hewlett-Packard                                  2,090                45,855
 International Business Machines                    250                22,845
                                                                       68,700
DATA PROCESSING & MANAGEMENT (0.68%)
 Fiserv /1/                                         370                14,726
DIVERSIFIED MANUFACTURING OPERATIONS (2.94%)
 Dover                                              390                14,738
 General Electric                                   730                26,324
 Tyco International                                 680                22,984
                                                                       64,046
ELECTRIC-INTEGRATED (3.23%)
 Exelon                                             690                31,664
 NiSource                                           590                13,446
 PPL                                                470                25,375
                                                                       70,485
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.70%)
 Intel                                              660                15,332
                                          Shares

                                          Held                       Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FIDUCIARY BANKS (0.73%)
                                                                   $
 Bank of New York                                   550                15,978
FINANCE-INVESTMENT BANKER & BROKER (7.77%)
 Citigroup                                        2,170                97,520
 Merrill Lynch                                      620                35,092
 Morgan Stanley                                     640                36,640
                                                                      169,252
FINANCE-MORTGAGE LOAN/BANKER (3.57%)
 Federal Home Loan Mortgage                       1,230                77,736
FINANCIAL GUARANTEE INSURANCE (0.54%)
 MGIC Investment                                    190                11,717
FOOD-MISCELLANEOUS/DIVERSIFIED (2.40%)
 H.J. Heinz                                         480                17,683
 Sara Lee                                           640                14,183
 Unilever                                           300                20,526
                                                                       52,392
FOOD-RETAIL (0.80%)
 Kroger /1/                                       1,090                17,473
HOME DECORATION PRODUCTS (0.71%)
 Newell Rubbermaid                                  710                15,577
INSTRUMENTS-CONTROLS (0.64%)
 Parker Hannifin                                    230                14,012
INSURANCE BROKERS (0.28%)
 Marsh & McLennan                                   200                 6,084
LIFE & HEALTH INSURANCE (0.77%)
 Torchmark                                          320                16,704
MACHINERY-FARM (0.49%)
 Deere                                              160                10,741
MACHINERY-GENERAL INDUSTRY (0.84%)
 Ingersoll-Rand                                     230                18,319
MEDICAL PRODUCTS (2.15%)
 Baxter International                               570                19,369
 Johnson & Johnson                                  410                27,535
                                                                       46,904
MEDICAL-DRUGS (3.08%)
 Abbott Laboratories                                570                26,574
 Bristol-Myers Squibb                               650                16,549
 Merck                                              300                 9,711
 Wyeth                                              340                14,341
                                                                       67,175
MEDICAL-HOSPITALS (0.91%)
 HCA                                                370                19,821
METAL-ALUMINUM (0.78%)
 Alcoa                                              560                17,018
MONEY CENTER BANKS (3.64%)
 Bank of America                                  1,800                79,380
MULTI-LINE INSURANCE (5.55%)
 Allstate                                           590                31,896
                                          Shares

                                          Held                       Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTI-LINE INSURANCE (CONTINUED)
                                                                   $
 American International Group                       400                22,164
 Cigna                                              160                14,288
 Hartford Financial Services Group                  380                26,053
 Loews                                              360                26,474
                                                                      120,875
MULTIMEDIA (2.89%)
 Gannett                                            330                26,096
 Time Warner /1/                                  2,100                36,855
                                                                       62,951
NON-HAZARDOUS WASTE DISPOSAL (0.68%)
 Waste Management                                   510                14,714
OFFICE AUTOMATION & EQUIPMENT (0.50%)
 Xerox /1/                                          720                10,908
OIL COMPANY-INTEGRATED (10.84%)
 ChevronTexaco                                      710                41,400
 ConocoPhillips                                     360                38,822
 Exxon Mobil                                      1,640                97,744
 Royal Dutch Petroleum                              970                58,239
                                                                      236,205
PAPER & RELATED PRODUCTS (1.45%)
 Weyerhaeuser                                       460                31,510
PRINTING-COMMERCIAL (0.65%)
 R.R. Donnelley & Sons                              450                14,229
PUBLICLY TRADED INVESTMENT FUND (2.27%)
 Standard & Poor's 500 Depository
  Receipts                                          420                49,560
REGIONAL BANKS (6.77%)
 National City                                      330                11,055
 PNC Financial Services Group                       430                22,137
 U.S. Bancorp                                     1,010                29,108
 Wachovia                                           630                32,073
 Wells Fargo                                        890                53,222
                                                                      147,595
RETAIL-APPAREL & SHOE (0.56%)
 Gap                                                560                12,230
RETAIL-AUTO PARTS (0.58%)
 Advance Auto Parts /1/                             250                12,613
RETAIL-DISCOUNT (0.62%)
 Dollar General                                     620                13,584
RETAIL-DRUG STORE (0.82%)
 CVS                                                340                17,891
RETAIL-MAJOR DEPARTMENT STORE (1.27%)
 May Department Stores                              750                27,765
RETAIL-RESTAURANTS (1.39%)
 McDonald's                                         970                30,206
SAVINGS & LOANS-THRIFTS (1.31%)
 Washington Mutual                                  720                28,440
                                          Shares

                                          Held                       Value

------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (0.37%)
                                                                   $
 Nucor                                              140                 8,058
TELEPHONE-INTEGRATED (4.74%)
 ALLTEL                                             310                17,004
 AT&T                                               300                 5,625
 BellSouth                                          880                23,135
 SBC Communications                               1,160                27,480
 Sprint                                             730                16,608
 Verizon Communications                             380                13,490
                                                                      103,342
TOBACCO (1.53%)
 Altria Group                                       510                33,349
                                   TOTAL COMMON STOCKS              2,103,369
                                                                   ----------

                  TOTAL PORTFOLIO INVESTMENTS (96.50%)              2,103,369
CASH AND RECEIVABLES, NET OF LIABILITIES (3.50%)                       76,231
                            TOTAL NET ASSETS (100.00%)             $2,179,600
                                                                   ------------


 /1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  194,990
Unrealized Depreciation                         (42,299)
                                             ----------
Net Unrealized Appreciation (Depreciation)      152,691
Cost for federal income tax purposes         $1,950,678

                            SCHEDULE OF INVESTMENTS
                         GOVERNMENT SECURITIES ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
BONDS (44.77%)
FEDERAL & FEDERALLY SPONSORED CREDIT (4.76%)
 Federal Farm Credit Bank
                                                     $                     $
  2.63%; 09/17/07                                     3,000,000               2,898,597
  3.00%; 04/15/08                                     4,000,000               3,869,236
  3.75%; 01/15/09                                     6,000,000               5,873,010
  4.48%; 08/24/12                                     3,000,000               2,949,840
                                                                             15,590,683
FINANCE-MORTGAGE LOAN/BANKER (39.13%)
 Federal Home Loan Bank System
  1.88%; 06/15/06                                     4,000,000               3,909,564
  2.45%; 03/23/07                                     2,000,000               1,942,162
  2.63%; 05/15/07                                     7,000,000               6,803,860
  3.75%; 08/15/08                                     6,000,000               5,891,646
  5.80%; 09/02/08                                     6,000,000               6,281,568
 Federal Home Loan Mortgage
  2.95%; 02/15/35 /1/ /2/                             6,000,000               6,003,750
  3.00%; 04/15/30 /1/ /2/                             5,500,000               5,500,000
  3.01%; 01/15/35 /1/                                 5,744,042               5,741,285
  3.11%; 06/15/18 /1/                                 5,626,636               5,643,077
  3.11%; 06/15/23 /1/                                 2,490,903               2,496,966
  3.11%; 01/15/35 /1/                                 2,986,354               2,992,613
  4.63%; 05/28/13                                     3,000,000               2,895,360
  4.88%; 03/15/07                                    10,000,000              10,168,470
  5.75%; 01/15/12                                     3,000,000               3,184,383
 Federal National Mortgage Association
  2.63%; 11/15/06                                     4,000,000               3,920,308
  2.85%; 04/25/35 /1/ /2/                             6,000,000               6,002,812
  3.00%; 04/29/35 /1/ /2/                             6,500,000               6,500,000
  3.10%; 11/25/22 /1/                                 2,487,457               2,493,166
  3.10%; 03/25/35 /1/                                 5,979,231               5,980,080
  3.25%; 08/15/08                                     6,700,000               6,480,588
  4.38%; 03/15/13                                     3,250,000               3,166,228
  4.40%; 02/17/09 /1/                                 4,000,000               4,000,200
  5.38%; 11/15/11                                     6,200,000               6,435,433
 Federal National Mortgage Association Grantor
  Trust /1/ /2/
  3.20%; 05/25/35                                     3,000,000               3,000,000
 Federal National Mortgage Association Whole
  Loan /1/ /2/
  3.00%; 05/25/35                                     3,000,000               3,000,000
 Government National Mortgage Association
  1.00%; 06/17/45 /1/                                29,000,000               1,822,244
  1.92%; 10/16/12 /1/                                81,000,000               6,021,135
                                                                            128,276,898
FINANCE-OTHER SERVICES (0.88%)
 Private Export Funding
  3.38%; 02/15/09                                     3,000,000               2,898,687
                                                   TOTAL BONDS              146,766,268

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (25.88%)
                                                     $                     $
4.00%; 07/01/10                                       2,357,665               2,313,056
4.50%; 02/01/10                                       1,067,865               1,064,399
4.50%; 07/01/10                                       2,629,003               2,620,472
4.50%; 06/01/18                                       4,174,265               4,094,875
4.60%; 10/01/33 /1/                                   3,452,264               3,380,499
4.88%; 11/15/13                                       4,000,000               4,016,872
5.00%; 12/01/32                                       2,105,769               2,068,013
5.00%; 03/01/33                                      13,926,198              13,664,580
5.00%; 06/01/33                                       8,012,920               7,862,389
5.00%; 06/01/34                                         815,767                 798,693
5.50%; 09/01/17                                       1,254,329               1,281,243
5.50%; 02/01/24                                         168,758                 169,731
5.50%; 03/01/24                                          55,237                  55,385
5.50%; 03/01/33                                       4,101,906               4,120,097
5.50%; 04/01/35 /3/                                  13,600,000              13,634,000
5.50%; 05/01/35 /3/                                   9,000,000               9,000,000
6.00%; 01/01/09                                         263,374                 269,840
6.00%; 01/01/09                                          93,328                  95,506
6.00%; 02/01/09                                          55,644                  56,944
6.00%; 06/01/09                                         236,412                 240,713
6.00%; 07/01/09                                         339,985                 348,983
6.00%; 11/01/16                                         551,524                 569,914
6.00%; 12/01/23                                         119,504                 123,127
6.00%; 08/01/25                                          56,505                  58,115
6.00%; 01/01/26                                          23,974                  24,657
6.00%; 12/01/31                                         466,373                 477,951
6.00%; 01/01/33                                       2,281,171               2,337,749
6.50%; 07/01/16                                         320,169                 334,915
6.50%; 05/01/17                                         623,625                 652,349
6.50%; 06/01/18                                          89,389                  93,277
6.50%; 04/01/24                                          82,170                  85,740
6.50%; 07/01/24                                          41,307                  43,102
6.50%; 04/01/26                                          71,865                  74,926
6.50%; 05/01/26                                          64,929                  67,731
6.50%; 05/01/26                                          77,674                  80,982
6.50%; 12/01/27                                          63,437                  66,102
6.50%; 01/01/28                                          54,257                  56,536
6.50%; 03/01/28                                          63,813                  66,461
6.50%; 09/01/28                                          49,844                  51,912
6.50%; 09/01/28                                         116,675                 121,516
6.50%; 10/01/28                                         353,767                 368,444
6.50%; 11/01/28                                          87,052                  90,664
6.50%; 12/01/28                                         181,936                 189,484
6.50%; 07/01/31                                         318,635                 331,241
6.50%; 08/01/31                                         123,753                 128,650
6.50%; 10/01/31                                         116,757                 121,376
6.50%; 12/01/31                                         409,960                 426,180
6.50%; 02/01/32                                         408,396                 424,554
6.50%; 05/01/32                                         844,816                 878,017
6.50%; 08/01/32                                         731,358                 760,099
6.50%; 08/01/32                                       2,688,978               2,794,652
7.00%; 09/01/23                                          95,787                 101,426
7.00%; 12/01/23                                          56,196                  59,505
7.00%; 01/01/24                                          52,624                  55,697
7.00%; 09/01/27                                          77,781                  82,080
7.00%; 02/01/28                                          33,548                  35,403
7.00%; 04/01/28                                         340,805                 359,432
                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (CONTINUED)
                                                     $                     $
7.00%; 05/01/28                                          53,048                  55,948
7.00%; 08/01/28                                          92,193                  97,232
7.00%; 10/01/31                                         212,028                 223,447
7.50%; 10/01/30                                         214,432                 229,664
7.50%; 02/01/31                                         169,993                 182,068
7.50%; 02/01/31                                          48,649                  52,104
8.00%; 10/01/30                                         231,103                 248,719
                                      TOTAL FHLMC CERTIFICATES               84,839,438

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (24.64%)
4.00%; 09/01/18                                       8,551,722               8,206,557
4.50%; 08/01/09                                         729,086                 726,260
4.50%; 11/01/14                                       6,516,989               6,457,874
4.74%; 12/01/33 /1/                                   3,132,465               3,078,656
4.75%; 02/01/35 /1/                                   3,998,805               3,990,236
4.77%; 04/01/35 /1/                                   3,225,000               3,200,560
4.98%; 10/01/33 /1/                                   2,233,052               2,233,922
5.00%; 01/01/18                                       3,216,483               3,219,375
5.17%; 12/01/33 /1/                                   2,245,420               2,248,336
5.50%; 08/01/17                                       1,033,716               1,054,474
5.50%; 01/01/18                                       2,201,055               2,245,254
5.50%; 07/01/19                                         670,967                 684,246
5.50%; 08/01/19                                         197,477                 201,385
5.50%; 08/01/19                                         285,983                 291,643
5.50%; 08/01/19                                         190,841                 194,618
5.50%; 08/01/19                                         138,377                 141,116
5.50%; 08/01/19                                         438,747                 447,431
5.50%; 08/01/19                                         389,630                 397,341
5.50%; 09/01/19                                         924,510                 942,807
5.50%; 10/01/19                                         374,687                 382,102
5.50%; 05/01/24                                         450,122                 451,407
5.50%; 09/01/33                                      12,823,876              12,866,336
5.50%; 06/01/34                                       6,161,044               6,174,198
6.00%; 02/01/09                                         237,154                 242,434
6.00%; 08/01/16                                         776,502                 802,334
6.00%; 06/01/22                                         531,175                 546,771
6.00%; 11/01/23                                          87,333                  89,866
6.00%; 03/01/26                                          34,137                  35,045
6.00%; 11/01/28                                         319,606                 327,756
6.00%; 12/01/31                                         430,015                 440,102
6.00%; 01/01/33                                       1,418,577               1,451,862
6.00%; 03/01/33                                         807,868                 826,823
6.00%; 04/01/35 /3/                                  10,000,000              10,218,750
6.50%; 06/01/16                                         448,477                 468,438
6.50%; 08/01/17                                         821,350                 857,931
6.50%; 11/01/23                                         115,937                 121,046
6.50%; 05/01/24                                         142,000                 148,229
6.50%; 07/01/25                                          20,546                  21,440
6.50%; 08/01/25                                         163,971                 172,205
6.50%; 02/01/26                                          39,815                  41,522
6.50%; 03/01/26                                          47,092                  49,112
6.50%; 05/01/26                                          65,841                  68,664
6.50%; 06/01/26                                          37,730                  39,348
6.50%; 07/01/28                                          37,019                  38,566
                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                     $                     $
6.50%; 09/01/28                                          66,339                  69,110
6.50%; 04/01/29                                         157,500                 163,986
6.50%; 09/01/31                                         598,633                 622,628
6.50%; 02/01/32                                         562,009                 584,318
7.00%; 01/01/27                                          28,813                  30,498
7.00%; 11/01/27                                          30,476                  32,196
7.00%; 10/01/29                                         335,588                 354,249
7.00%; 06/01/30                                         166,022                 175,199
7.00%; 05/01/31                                         227,771                 240,310
7.00%; 02/01/32                                         364,651                 384,609
7.00%; 04/01/32                                         645,599                 680,935
7.50%; 04/01/22                                          18,912                  20,328
7.50%; 04/01/22                                          31,864                  34,251
7.50%; 07/01/27                                          42,719                  45,848
7.50%; 05/01/31                                         419,003                 448,377
8.00%; 06/01/30                                          31,429                  33,837
                                       TOTAL FNMA CERTIFICATES               80,765,057

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) CERTIFICATES (6.39%)
5.50%; 04/15/33                                       1,207,944               1,220,338
5.50%; 06/15/33                                       8,544,217               8,631,889
5.50%; 04/01/35 /3/                                   4,920,000               4,963,050
6.00%; 05/20/24                                         319,035                 329,120
6.00%; 06/20/24                                         420,993                 434,302
6.00%; 06/20/24                                         111,481                 115,006
6.00%; 11/20/25                                          95,004                  97,873
6.00%; 02/20/26                                          54,201                  55,781
6.00%; 04/20/26                                          98,278                 101,144
6.00%; 05/20/26                                          54,986                  56,590
6.00%; 06/20/26                                          77,226                  79,478
6.00%; 06/20/26                                          58,346                  60,047
6.00%; 07/20/26                                          38,399                  39,519
6.00%; 09/20/26                                          99,853                 102,745
6.00%; 03/20/27                                         212,560                 218,716
6.00%; 01/20/28                                         141,974                 146,067
6.00%; 03/20/28                                          46,794                  48,143
6.00%; 06/20/28                                         252,300                 259,573
6.00%; 07/20/28                                         165,040                 169,798
6.00%; 03/20/29                                         303,788                 312,548
6.00%; 07/20/29                                         338,148                 347,837
6.50%; 12/20/25                                          77,249                  80,779
6.50%; 01/20/26                                         163,626                 171,011
6.50%; 02/20/26                                         142,699                 149,139
7.00%; 01/15/24                                          19,277                  20,474
7.00%; 02/15/27                                         186,906                 197,997
7.00%; 12/15/27                                          68,540                  72,607
7.00%; 03/15/28                                         472,157                 499,960
7.00%; 05/15/28                                         186,149                 197,110
7.00%; 05/15/31                                         139,168                 147,222
7.00%; 09/15/31                                         553,203                 584,916
7.00%; 06/15/32                                         967,073               1,022,458
                                       TOTAL GNMA CERTIFICATES               20,933,237

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
TREASURY BONDS (10.74%)
 U.S. Treasury Inflation-Indexed Obligations
                                                     $                     $
  2.38%; 01/15/25                                     5,361,957               5,767,492
  3.88%; 01/15/09                                     5,814,000               6,411,685
  4.25%; 01/15/10                                     3,570,399               4,064,353
 U.S. Treasury Strip
  0.00%; 11/15/15 /4/                                18,750,000              11,435,100
  0.00%; 05/15/20 /4/                                10,500,000               4,990,377
  0.00%; 08/15/25 /4/                                 7,000,000               2,544,311
                                          TOTAL TREASURY BONDS               35,213,318

                                                     Principal
                                                       Amount                  Value
-----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.51%)
FINANCE-MORTGAGE LOAN/BANKER (1.51%)
 Investment in Joint Trading Account;
             Federal Home Loan Bank
  2.55%; 04/01/05                                     4,935,909               4,935,909
                                        TOTAL COMMERCIAL PAPER                4,935,909
                                                                           ------------

                         TOTAL PORTFOLIO INVESTMENTS (113.93%)              373,453,227
LIABILITIES, NET OF CASH AND RECEIVABLES (-13.93%)                          (45,665,000)
                                    TOTAL NET ASSETS (100.00%)             $327,788,227
                                                                           ---------------





/1 /Variable rate.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $30,006,562 or 9.15% of net assets.
/3 /Security or a portion of the security was purchased in a "to-be-announced"
  ("TBA") transaction. See Notes to Financial Statements.
/4 /Non-income producing security.


UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  1,461,288
Unrealized Depreciation                        (4,135,161)
                                             ------------
Net Unrealized Appreciation (Depreciation)     (2,673,873)
Cost for federal income tax purposes         $376,127,100

                            SCHEDULE OF INVESTMENTS
                                 GROWTH ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (99.57%)
AGRICULTURAL CHEMICALS (2.40%)
                                                                              $
 Potash Corp. of Saskatchewan                               34,600               3,027,846
APPLICATIONS SOFTWARE (1.48%)
 Microsoft                                                  77,000               1,861,090
ATHLETIC FOOTWEAR (2.35%)
 Nike                                                       35,500               2,957,505
BEVERAGES-WINE & SPIRITS (1.53%)
 Constellation Brands /1/                                   36,500               1,929,755
CASINO HOTELS (2.14%)
 Station Casinos                                            40,000               2,702,000
CHEMICALS-DIVERSIFIED (2.31%)
 E. I. Du Pont de Nemours                                   36,000               1,844,640
 Huntsman /1/                                               45,935               1,071,204
                                                                                 2,915,844
COMPUTERS (3.60%)
 Apple Computer /1/                                        109,000               4,542,030
COMPUTERS-MEMORY DEVICES (1.03%)
 Network Appliance /1/                                      47,000               1,300,020
CONSUMER PRODUCTS-MISCELLANEOUS (2.20%)
 Clorox                                                     44,000               2,771,560
COSMETICS & TOILETRIES (4.01%)
 Alberto-Culver                                             24,500               1,172,570
 Colgate-Palmolive                                          36,500               1,904,205
 Estee Lauder                                               44,000               1,979,120
                                                                                 5,055,895
CRUISE LINES (0.51%)
 Carnival                                                   12,500                 647,625
DISPOSABLE MEDICAL PRODUCTS (2.53%)
 C.R. Bard                                                  46,900               3,192,952
DIVERSIFIED MANUFACTURING OPERATIONS (1.48%)
 Textron                                                    25,000               1,865,500
ELECTRIC-INTEGRATED (2.48%)
 TXU                                                        39,300               3,129,459
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.22%)
 Broadcom /1/                                               46,000               1,376,320
 Texas Instruments                                          56,000               1,427,440
                                                                                 2,803,760
ELECTRONIC FORMS (1.87%)
 Adobe Systems                                              35,000               2,350,950
ENTERPRISE SOFTWARE & SERVICE (1.02%)
 Oracle /1/                                                102,500               1,279,200
FINANCE-COMMERCIAL (1.84%)
 CIT Group                                                  61,100               2,321,800
FINANCE-CREDIT CARD (2.34%)
 Capital One Financial                                      39,500               2,953,415
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (4.10%)
                                                                              $
 Goldman Sachs Group                                        47,000               5,169,530
FINANCE-OTHER SERVICES (1.42%)
 Chicago Mercantile Exchange                                 9,200               1,785,076
HOTELS & MOTELS (1.79%)
 Starwood Hotels & Resorts Worldwide                        37,500               2,251,125
MACHINERY-GENERAL INDUSTRY (2.40%)
 Ingersoll-Rand                                             37,900               3,018,735
MEDICAL PRODUCTS (2.03%)
 Johnson & Johnson                                          38,000               2,552,080
MEDICAL-DRUGS (1.48%)
 Schering-Plough                                           102,500               1,860,375
MULTI-LINE INSURANCE (2.69%)
 Cigna                                                      38,000               3,393,400
NETWORKING PRODUCTS (2.10%)
 Juniper Networks /1/                                      120,000               2,647,200
OIL & GAS DRILLING (0.96%)
 ENSCO International /2/                                    32,251               1,214,573
OIL COMPANY-EXPLORATION & PRODUCTION (5.09%)
 Apache                                                     50,900               3,116,607
 Devon Energy                                               69,000               3,294,750
                                                                                 6,411,357
OIL COMPANY-INTEGRATED (3.04%)
 ConocoPhillips                                             35,500               3,828,320
OPTICAL SUPPLIES (1.10%)
 Alcon                                                      15,500               1,383,995
PHARMACY SERVICES (2.59%)
 Caremark Rx /1/                                            81,900               3,257,982
RADIO (1.77%)
 XM Satellite Radio Holdings /1/ /2/                        70,900               2,233,350
RETAIL-APPAREL & SHOE (2.57%)
 Nordstrom                                                  58,400               3,234,192
RETAIL-DRUG STORE (2.61%)
 CVS                                                        62,500               3,288,750
RETAIL-OFFICE SUPPLIES (3.10%)
 Staples                                                   124,500               3,913,035
RETAIL-RESTAURANTS (3.85%)
 McDonald's                                                155,900               4,854,726
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.75%)
 Marvell Technology Group /1/                               57,400               2,200,716
TELECOMMUNICATION EQUIPMENT (2.53%)
 Comverse Technology /1/                                   126,300               3,185,286
TELEPHONE-INTEGRATED (2.99%)
 Sprint                                                    165,500               3,765,125
                                              Shares

                                              Held                                Value

--------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-SERVICES (1.71%)
                                                                              $
 FedEx                                                      23,000               2,160,850
WEB PORTALS (1.82%)
 Google /1/                                                 12,690               2,290,672
WIRELESS EQUIPMENT (4.74%)
 Motorola                                                  206,000               3,083,820
 Nokia                                                     187,000               2,885,410
                                                                                 5,969,230
                                              TOTAL COMMON STOCKS              125,477,886

                                              Maturity

                                              Amount                              Value

--------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.58%)
 Deutsche Bank; 2.83%; dated 03/31/05
  maturing 04/01/05 (collateralized by U.S.
  Treasury Strip; $2,027,862; 02/15/20) /3/             $1,988,256            $  1,988,100
                                      TOTAL REPURCHASE AGREEMENTS                1,988,100
                                                                              ------------

                            TOTAL PORTFOLIO INVESTMENTS (101.15%)              127,465,986
LIABILITIES, NET OF CASH AND RECEIVABLES (-1.15%)                               (1,448,945)
                                       TOTAL NET ASSETS (100.00%)             $126,017,041
                                                                              ---------------





/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 11,227,357
Unrealized Depreciation                        (3,877,112)
                                             ------------
Net Unrealized Appreciation (Depreciation)      7,350,245
Cost for federal income tax purposes         $120,115,741

                            SCHEDULE OF INVESTMENTS
                             INTERNATIONAL ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (96.62%)
ADVERTISING SALES (0.08%)
                                                                                  $
 Telefonica Publicidad e Informacion /1/                        21,348                 193,104
ADVERTISING SERVICES (0.28%)
 Aegis Group                                                   114,872                 221,404
 JC Decaux /2/                                                  15,743                 430,895
                                                                                       652,299
AGRICULTURAL OPERATIONS (0.09%)
 Chaoda Modern Agriculture                                     239,260                  94,332
 IOI Berhad                                                     47,918                 112,859
                                                                                       207,191
AIRLINES (0.45%)
 Korean Air Lines                                                7,000                 136,484
 Singapore Airlines                                            125,000                 901,898
                                                                                     1,038,382
AIRPORT DEVELOPMENT & MAINTENANCE (0.07%)
 Kobenhavns Lufthavne                                              684                 163,596
APPLICATIONS SOFTWARE (0.20%)
 Infosys Technologies                                            6,140                 316,745
 Sage Group                                                     37,944                 144,295
                                                                                       461,040
AUTO-CARS & LIGHT TRUCKS (0.91%)
 Hyundai Motor                                                   3,996                 216,425
 Proton Holdings                                                35,931                  73,753
 Toyota Motor                                                   48,764               1,819,076
                                                                                     2,109,254
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.49%)
 Volvo /1/                                                      25,608               1,136,202
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.52%)
 DENSO /1/                                                      36,100                 901,150
 Exedy                                                           4,205                  70,686
 Keihin /1/                                                      9,319                 157,611
 Showa                                                           5,204                  73,710
                                                                                     1,203,157
BREWERY (1.31%)
 Asahi Breweries                                                90,000               1,168,755
 Bryggerigruppen                                                   846                  72,022
 Efes Breweries International /2/                                3,390                 102,717
 SABMiller                                                      96,597               1,512,266
 Wolverhampton & Dudley Breweries                                8,213                 173,972
                                                                                     3,029,732
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.10%)
 Kingspan Group                                                 18,945                 224,551
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.92%)
 Abengoa                                                         4,983                  54,788
 EIFFAGE                                                         7,721                 893,077
 GS Engineering & Construction                                   4,970                 137,036
 JM                                                              1,894                  64,136
 Kajima /1/                                                    206,696                 856,080
 Morgan Sindall                                                  4,309                  55,612
 Orascom Construction Industries                                 3,219                  66,328
                                                                                     2,127,057
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.44%)
                                                                                  $
 Adelaide Brighton /1/                                         140,198                 183,281
 BPB                                                           145,784               1,369,109
 Cementir                                                       14,637                  85,984
 Cemex                                                          15,348                 111,320
 Gujarat Ambuja Cements /2/                                     18,094                 166,416
 Heracles General Cement                                         2,646                  33,151
 Italcementi                                                     7,354                 124,058
 Rinker Group                                                  138,068               1,153,468
 Siam Cement                                                    15,636                 105,532
                                                                                     3,332,319
BUILDING PRODUCTS-WOOD (0.29%)
 Travis Perkins                                                 21,411                 675,656
BUILDING-HEAVY CONSTRUCTION (1.48%)
 Actividades de Construccion y Servicios                        43,895               1,089,616
 Astaldi                                                         7,164                  40,269
 Daelim Industrial                                               3,560                 188,605
 Empresas ICA Sociedad Controladora /2/                        286,452                 110,159
 Hyundai Engineering & Construction /2/                          6,180                 106,803
 Vinci /1/                                                      13,057               1,887,007
                                                                                     3,422,459
BUILDING-RESIDENTIAL & COMMERCIAL (0.17%)
 Kaufman & Broad                                                   770                  45,283
 McCarthy & Stone                                                7,990                  99,647
 Persimmon                                                      17,732                 253,812
                                                                                       398,742
BUSINESS TO BUSINESS-E COMMERCE (0.05%)
 Submarino /2/ /3/                                               7,207                 116,537
CABLE TV (0.20%)
 Premiere /2/                                                   11,247                 467,017
CASINO SERVICES (0.09%)
 Aristocrat Leisure                                             25,468                 200,554
CELLULAR TELECOMMUNICATIONS (3.52%)
 America Movil                                                 128,270                 330,383
 China Mobile                                                  422,766               1,382,235
 Digi.Com Berhad /2/                                            49,900                  69,597
 Far EasTone Telecommunications                                283,600                 359,158
 Mobile Telesystems                                              3,225                 113,488
 Mobistar /2/                                                    2,087                 183,763
 O2 /2/                                                        863,364               1,949,547
 Partner Communications /2/                                     13,502                 124,553
 Vodafone Group                                              1,367,568               3,637,218
                                                                                     8,149,942
CHEMICALS-DIVERSIFIED (1.96%)
 BASF                                                           20,805               1,477,689
 DSMA                                                            1,997                 141,060
 K+S                                                             4,094                 230,389
 Mitsubishi Gas Chemical                                        57,866                 272,126
 NOVA Chemicals                                                 16,127                 688,615
 Sumitomo Chemical /1/                                         157,623                 781,041
 Tosoh /1/                                                     192,194                 952,345
                                                                                     4,543,265
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (1.28%)
                                                                                  $
 Auriga Industries                                               2,173                  51,935
 Clariant /1/ /2/                                               44,042                 763,040
 Frutarom /2/                                                   14,192                 109,012
 Methanex                                                       60,212               1,160,096
 Syngenta /2/                                                    8,410                 881,289
                                                                                     2,965,372
CIRCUIT BOARDS (0.58%)
 IBIDEN /1/                                                     55,551               1,077,677
 Unimicron Technology                                          311,000                 261,585
                                                                                     1,339,262
COAL (0.06%)
 Yanzhou Coal Mining                                           102,588                 139,426
COMMERCIAL BANKS (11.11%)
 Amagerbanken /1/                                                  434                  63,977
 Anglo Irish Bank                                               83,304               2,089,529
 Australia & New Zealand Banking Group                          77,596               1,237,704
 Banco de Sabadell                                               7,227                 181,276
 Banco Latinoamericano de Exportaciones                          6,200                 126,728
 Bancolombia                                                    12,611                 168,483
 Bank Austria Creditanstalt                                      7,492                 740,008
 Bank Leumi Le-Israel                                           73,299                 205,271
 Bank of Ireland                                                55,370                 877,929
 Bank of Kyoto /1/                                              15,527                 134,279
 Bank of Piraeus                                                48,032                 873,945
 Bank Rakyat                                                   570,500                 171,692
 Credicorp                                                       6,657                 114,633
 Credit Suisse Group /1/ /2/                                    58,209               2,507,788
 DnB Holding                                                   200,154               2,052,447
 FinecoGroup /2/                                                23,359                 206,437
 ForeningsSparbanken                                            62,784               1,488,660
 ICICI Bank                                                      5,100                 105,672
 IntesaBci /1/                                                 216,535               1,103,162
 KBC Bancassurance Holding /1/                                  21,048               1,779,440
 Keiyo Bank                                                      8,546                  45,462
 Korea Exchange Bank /2/                                        21,400                 174,277
 National Bank of Canada                                        13,500                 584,366
 National Bank of Greece                                        41,843               1,419,347
 OTP Bank                                                        3,788                 129,811
 Royal Bank of Canada /2/                                        7,892                 479,841
 Royal Bank of Scotland                                         76,314               2,429,831
 Sapporo Hokuyo Holdings /1/                                        16                 120,419
 Shiga Bank /1/                                                  7,755                  52,783
 Siam Commercial Bank Public /3/                                79,600                 102,769
 Societe Generale                                               15,884               1,654,583
 Standard Bank Group                                            39,171                 395,754
 Sumitomo Mitsui Financial Group /1/                               205               1,391,455
 Suruga Bank                                                    16,301                 145,240
 Taishin Financial Holdings                                    235,000                 210,341
 UTI Bank /2/                                                   23,951                 132,768
                                                                                    25,698,107
COMMERCIAL SERVICES (0.06%)
 TIS /1/                                                         3,714                 145,490
COMMUNICATIONS SOFTWARE (0.06%)
 Telelogic /2/                                                  59,041                 145,021
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (0.04%)
                                                                                  $
 ALTEN /2/                                                       2,346                  57,930
 EDB Business Partner /2/                                        5,612                  46,216
                                                                                       104,146
COMPUTERS (0.39%)
 High Tech Computer                                             37,000                 267,759
 Research in Motion /2/                                          8,273                 633,954
                                                                                       901,713
COMPUTERS-INTEGRATED SYSTEMS (0.21%)
 Otsuka                                                          7,096                 491,598
COMPUTERS-PERIPHERAL EQUIPMENT (0.55%)
 Logitech International /2/                                     20,890               1,275,063
CONSULTING SERVICES (0.13%)
 Jaakko Poyry Group                                              1,291                  42,416
 Savills                                                         7,154                  83,948
 WS Atkins                                                      14,280                 173,370
                                                                                       299,734
CONTAINERS-METAL & GLASS (0.03%)
 Singamas Container Holdings                                    77,759                  67,796
COSMETICS & TOILETRIES (0.03%)
 Body Shop International                                        20,470                  77,167
CRUISE LINES (0.56%)
 Carnival                                                       23,523               1,292,140
DISTRIBUTION-WHOLESALE (0.91%)
 Esprit Holdings                                                35,263                 240,758
 Inchcape                                                        5,392                 202,349
 Univar                                                          1,367                  45,268
 Wolseley                                                       77,361               1,621,159
                                                                                     2,109,534
DIVERSIFIED FINANCIAL SERVICES (0.54%)
 Acta Holding /2/                                               34,181                  60,628
 JCG Holdings                                                   24,711                  23,287
 Sampo Ojy                                                      60,568                 881,630
 Shinhan Financial Group                                        10,340                 276,955
                                                                                     1,242,500
DIVERSIFIED MANUFACTURING OPERATIONS (0.38%)
 Charter /2/                                                    25,980                 132,671
 NKT Holding /1/                                                 2,735                  94,949
 Orica                                                          46,278                 653,320
                                                                                       880,940
DIVERSIFIED MINERALS (2.05%)
 Antofagasta                                                    29,122                 702,723
 BHP Billiton                                                  193,363               2,599,682
 Teck Cominco                                                   38,609               1,431,263
                                                                                     4,733,668
DIVERSIFIED OPERATIONS (1.19%)
 Barloworld                                                      8,595                 138,100
 Brascan /1/                                                    42,702               1,612,995
 China Merchants Holdings International                         86,545                 169,775
 Imperial Holdings /2/                                          13,718                 214,925
 Wharf Holdings                                                192,000                 606,820
                                                                                     2,742,615
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC PRODUCTS-MISCELLANEOUS (0.04%)
                                                                                  $
 Ultra Electronics Holdings                                      6,268                  85,573
ELECTRIC-GENERATION (0.46%)
 Electric Power Development                                     30,161                 930,547
 National Thermal Power                                         63,270                 124,178
                                                                                     1,054,725
ELECTRIC-INTEGRATED (2.71%)
 ASM Brescia                                                    27,850                  94,469
 E.ON                                                           24,071               2,067,859
 Fortum /1/                                                     83,695               1,633,784
 International Power /2/                                       230,461                 782,777
 Korea Electric Power                                            9,430                 242,366
 RWE                                                            20,467               1,240,884
 Union Electrica Fenosa                                          6,874                 204,673
                                                                                     6,266,812
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.73%)
 Asustek Computer                                               81,000                 223,672
 Funkwerk                                                          877                  40,690
 Hon Hai Precision Industry                                     77,000                 342,157
 Jurong Technologies Industrial                                 74,123                  71,008
 Samsung Electronics                                             2,033               1,004,989
                                                                                     1,682,516
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.31%)
 Hynix Semiconductor /2/                                        11,620                 149,327
 Kontron /2/                                                     4,966                  46,469
 Shinko Electric Industries                                     14,306                 478,828
 Thine Electronics                                                   9                  35,761
                                                                                       710,385
ELECTRONIC MEASUREMENT INSTRUMENTS (0.10%)
 Leica Geosystems /2/                                              368                 103,432
 Techem /2/                                                      2,796                 121,805
                                                                                       225,237
ENERGY-ALTERNATE SOURCES (0.07%)
 SolarWorld                                                      1,248                 156,762
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.05%)
 COMSYS Holdings /1/                                            13,217                 111,089
FINANCE-CONSUMER LOANS (0.94%)
 African Bank Investments                                       41,227                 110,623
 Aiful                                                          10,866                 871,637
 Aiful /2/                                                       5,433                 426,676
 Nissin /1/                                                     39,808                  93,043
 Sanyo Shinpan Finance /1/                                      10,041                 683,419
                                                                                     2,185,398
FINANCE-INVESTMENT BANKER & BROKER (0.60%)
 Ichiyoshi Securities                                            6,059                  63,898
 Mediobanca                                                     76,075               1,323,878
                                                                                     1,387,776
FINANCE-LEASING COMPANY (0.41%)
 ORIX                                                            5,800                 741,268
 Ricoh Leasing                                                   3,314                  86,599
 Sumisho Lease                                                   3,406                 127,056
                                                                                       954,923
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-OTHER SERVICES (0.22%)
                                                                                  $
 Aktiv Kapital                                                   2,646                  49,342
 Grupo Financiero Banorte                                       33,976                 220,906
 Intrum Justitia /1/ /2/                                         6,544                  54,818
 SFE /1/                                                        18,122                 126,024
 TSX Group                                                         966                  50,023
                                                                                       501,113
FINANCIAL GUARANTEE INSURANCE (0.07%)
 Euler Hermes /2/                                                2,089                 172,943
FISHERIES (0.25%)
 Nippon Suisan Kaisha /1/                                       29,214                  99,146
 Toyo Suisan Kaisha /1/                                         31,000                 485,462
                                                                                       584,608
FOOD-CONFECTIONERY (0.03%)
 Lindt & Spruengli                                                   4                  60,911
FOOD-FLOUR & GRAIN (0.06%)
 Nisshin Seifun Group /1/                                       14,049                 149,737
FOOD-MEAT PRODUCTS (0.02%)
 Yonekyu                                                         3,800                  43,237
FOOD-MISCELLANEOUS/DIVERSIFIED (0.71%)
 J-Oil Mills                                                    14,558                  60,567
 Kikkoman /1/                                                   54,666                 549,420
 Orkla                                                          27,802               1,021,485
                                                                                     1,631,472
FOOD-RETAIL (0.95%)
 Colruyt                                                         1,527                 237,750
 Tesco                                                         325,905               1,950,651
                                                                                     2,188,401
FOOD-WHOLESALE & DISTRIBUTION (0.31%)
 Fyffes                                                        242,747                 709,842
FORESTRY (0.04%)
 Great Southern Plantations /1/                                 27,672                  82,412
GAS-DISTRIBUTION (0.06%)
 OAO Gazprom                                                     4,232                 142,618
GOLD MINING (0.03%)
 NovaGold Resources /2/                                          7,116                  58,817
HOME FURNISHINGS (0.03%)
 Nobia                                                           3,158                  59,858
HOTELS & MOTELS (0.53%)
 InterContinental Hotels Group                                 104,088               1,216,501
HUMAN RESOURCES (0.48%)
 Capita Group                                                   23,006                 163,673
 Ranstad Holding                                                21,168                 944,725
                                                                                     1,108,398
IMPORT & EXPORT (1.04%)
 Kanematsu /2/                                                 113,075                 171,262
 Mitsubishi                                                     58,401                 758,405
 Mitsui /1/                                                    145,000               1,340,735
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
IMPORT & EXPORT (CONTINUED)
                                                                                  $
 Testrite International                                        200,576                 139,421
                                                                                     2,409,823
INDEPENDENT POWER PRODUCER (0.07%)
 YTL Power International                                       326,483                 164,960
INDUSTRIAL AUTOMATION & ROBOTS (0.06%)
 CKD                                                            20,107                 137,982
INSTRUMENTS-SCIENTIFIC (0.06%)
 As One                                                          1,286                  29,466
 HORIBA                                                          5,836                 108,306
                                                                                       137,772
INTERNET SECURITY (0.10%)
 Check Point Software Technologies /2/                          10,577                 229,944
INVESTMENT COMPANIES (0.07%)
 Macquarie Airports Management /1/                              49,224                 124,513
 SM Investments /2/                                             10,907                  45,276
                                                                                       169,789
LEISURE & RECREATION PRODUCTS (0.54%)
 Mars Engineering                                                2,023                  65,441
 Sega Sammy Holdings /1/                                        18,841               1,148,498
 Trigano                                                           418                  37,213
                                                                                     1,251,152
LIFE & HEALTH INSURANCE (0.80%)
 Cathay Financial Holding                                      123,000                 233,460
 Friends Provident                                             294,638                 986,840
 Industrial-Alliance Life Insurance /2/                          1,868                  86,464
 Metropolitan Holdings                                          96,124                 159,853
 Sanlam                                                         91,182                 177,859
 Shin Kong Financial Holding                                   210,516                 214,485
                                                                                     1,858,961
LOTTERY SERVICES (0.04%)
 Intralot-Integrated Lottery Systems &
  Services                                                       3,056                  93,891
MACHINERY-CONSTRUCTION & MINING (0.44%)
 Komatsu /1/                                                   125,000                 941,941
 United Tractors                                               225,690                  68,517
                                                                                     1,010,458
MACHINERY-ELECTRICAL (0.52%)
 Nidec /1/                                                       9,690               1,209,438
MACHINERY-FARM (0.40%)
 Kubota /1/                                                    171,404                 916,633
MACHINERY-GENERAL INDUSTRY (1.07%)
 Andritz /1/                                                     1,298                 116,298
 MAN                                                            37,170               1,661,790
 Stork                                                          12,164                 474,267
 Sumitomo Heavy Industries /1/                                  44,348                 174,971
 Top Engineering                                                 4,489                  45,973
                                                                                     2,473,299
MEDICAL INSTRUMENTS (0.14%)
 Elekta /2/                                                      3,887                 140,729
 Shimadzu                                                       16,087                  96,257
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (CONTINUED)
                                                                                  $
 Topcon /1/                                                      4,408                  76,654
                                                                                       313,640
MEDICAL LABORATORY & TESTING SERVICE (0.05%)
 Diagnosticos da America /2/                                     3,928                 120,566
MEDICAL LASER SYSTEMS (0.13%)
 Carl Zeiss Meditec /2/                                         14,960                 309,334
MEDICAL PRODUCTS (0.93%)
 Gambro                                                         42,941                 588,341
 Nobel Biocare Holding                                             897                 189,462
 Phonak Holding                                                 21,914                 757,494
 Terumo /1/                                                     20,582                 621,540
                                                                                     2,156,837
MEDICAL-BIOMEDICAL/GENE (0.19%)
 Cambridge Antibody Technology Group /2/                        32,046                 401,173
 MorphoSys /1/ /2/                                                 846                  37,603
                                                                                       438,776
MEDICAL-DRUGS (3.61%)
 AstraZeneca                                                    16,733                 659,569
 CSL                                                            14,047                 371,402
 Dong-A Pharmaceutical                                           3,910                 127,253
 Fujirebio /1/                                                   3,531                  55,626
 Hisamitsu Pharmaceutical /1/                                    2,335                  51,848
 Merck /1/                                                      10,136                 731,245
 Novartis /1/                                                   37,190               1,741,087
 Ono Pharmaceutical                                             16,696                 872,575
 Roche Holding /1/                                               8,137                 875,210
 Rohto Pharmaceutical                                           28,100                 341,529
 Sanofi-Synthelabo                                               6,822                 576,746
 Santen Pharmaceutical                                          24,042                 516,984
 Schering                                                       12,544                 836,332
 Yamanouchi Pharmaceutical                                      17,466                 592,760
                                                                                     8,350,166
MEDICAL-HOSPITALS (0.26%)
 Capio /2/                                                      38,901                 590,982
MEDICAL-NURSING HOMES (0.04%)
 Extendicare /2/                                                 6,366                 103,026
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.46%)
 Alliance Unichem                                               60,284                 880,549
 Celesio                                                         2,160                 176,294
                                                                                     1,056,843
METAL PROCESSORS & FABRICATION (0.03%)
 CFF Recycling                                                   1,860                  63,649
 TOCALO /2/                                                        369                   7,969
                                                                                        71,618
METAL-DIVERSIFIED (0.39%)
 Rio Tinto                                                      27,767                 897,216
METAL-IRON (0.03%)
 Portman /1/                                                    23,158                  69,327
MISCELLANEOUS INVESTING (0.50%)
 Nippon Building Fund /1/                                           75                 642,296
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                                  $
 Rodamco Europe                                                  7,009                 525,602
                                                                                     1,167,898
MISCELLANEOUS MANUFACTURERS (0.06%)
 Amano /1/                                                       9,300                 104,425
 Balda                                                           4,564                  44,784
                                                                                       149,209
MONEY CENTER BANKS (4.99%)
 Banco Bilbao Vizcaya Argentaria /1/                           151,839               2,478,553
 BNP Paribas /1/                                                25,341               1,799,862
 HBOS                                                          133,722               2,085,893
 HSBC Holdings                                                  34,079                 539,638
 Mizuho Financial Group                                            402               1,905,516
 UBS /1/                                                        32,340               2,740,448
                                                                                    11,549,910
MORTGAGE BANKS (0.91%)
 Home Capital Group /2/                                          4,424                 123,156
 Hypo Real Estate Holding /2/                                   47,976               1,986,530
                                                                                     2,109,686
MULTI-LINE INSURANCE (2.16%)
 Allianz                                                        10,131               1,289,943
 AXA /1/                                                        51,575               1,377,452
 Baloise Holding /1/                                             2,555                 123,259
 Codan                                                           2,141                 109,063
 Storebrand                                                    113,044               1,029,398
 Zurich Financial Services                                       6,074               1,069,664
                                                                                     4,998,779
MULTIMEDIA (0.05%)
 APN News & Media                                               16,933                  66,803
 Impresa /2/                                                     7,929                  57,192
                                                                                       123,995
NON-FERROUS METALS (0.05%)
 Grupo Mexico                                                   20,890                 109,761
NON-HOTEL GAMBLING (0.48%)
 Greek Organisation of Football Prognostics                     32,230                 941,633
 Paddy Power                                                     9,469                 162,444
                                                                                     1,104,077
OFFICE AUTOMATION & EQUIPMENT (0.64%)
 Canon                                                          25,040               1,346,111
 Neopost                                                         1,531                 132,916
                                                                                     1,479,027
OIL & GAS DRILLING (0.36%)
 AOC Holdings                                                    6,295                  91,930
 Precision Drilling /2/                                          9,900                 740,546
                                                                                       832,476
OIL COMPANY-EXPLORATION & PRODUCTION (1.59%)
 EnCana                                                         29,900               2,111,301
 Oil & Natural Gas                                               7,648                 154,615
 PTT Public /3/                                                 30,407                 150,033
 Tullow Oil                                                    381,845               1,259,083
                                                                                     3,675,032
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (5.76%)
                                                                                  $
 BP Amoco                                                      302,279               3,135,828
 China Petroleum & Chemical                                    694,548                 280,514
 ENI                                                            92,526               2,408,629
 LUKOIL                                                          1,743                 237,048
 MOL Magyar Olaj-es Gazipari                                     2,390                 192,824
 OMV                                                             1,398                 445,324
 PetroChina                                                    368,211                 228,971
 Petroleo Brasileiro                                             9,794                 432,699
 Shell Transport & Trading                                     218,312               1,961,553
 Sibneft /2/                                                     6,866                 107,110
 Total                                                          16,602               3,894,600
                                                                                    13,325,100
OIL REFINING & MARKETING (1.75%)
 Bharat Petroleum                                               12,596                 102,060
 Caltex Australia                                               47,138                 565,186
 ERG                                                            27,636                 379,643
 Polski Koncern Naftowy Orlen                                   15,242                 221,243
 S-Oil                                                           6,390                 495,847
 SK                                                              2,400                 141,802
 Statoil                                                        77,840               1,331,357
 Thai Oil Public /2/ /3/                                       502,315                 809,046
                                                                                     4,046,184
OIL-FIELD SERVICES (0.15%)
 Ocean Rig /2/                                                  10,067                  60,583
 Stolt Offshore /2/                                             22,970                 177,885
 TGS-NOPEC Geophysical /2/                                       3,446                 101,507
                                                                                       339,975
OPTICAL SUPPLIES (0.60%)
 HOYA                                                           12,600               1,390,052
PETROCHEMICALS (0.28%)
 Formosa Chemicals & Fibre                                      93,000                 189,507
 Honam Petrochemical                                             3,030                 155,155
 SINOPEC Shanghai Petrochemical                                403,572                 164,288
 Ultrapar Participacoes                                          8,262                 131,862
                                                                                       640,812
PROPERTY & CASUALTY INSURANCE (0.44%)
 Dongbu Insurance                                                7,460                  60,973
 LG Insurance /2/                                               29,990                 194,617
 Millea Holdings                                                    37                 539,641
 Northbridge Financial                                           3,431                  83,659
 Promina Group /1/                                              34,843                 133,147
                                                                                     1,012,037
PROPERTY TRUST (0.07%)
 Commonwealth Property Office Fund                             173,317                 166,246
PUBLIC THOROUGHFARES (0.09%)
 Autostrada Torino                                               6,499                 144,771
 Shenzhen Expressway /1/                                       166,000                  61,191
                                                                                       205,962
PUBLISHING-BOOKS (0.12%)
 Yell Group                                                     30,516                 273,180
PUBLISHING-NEWSPAPERS (0.02%)
 Spir Communication                                                195                  38,395
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-PERIODICALS (0.40%)
                                                                                  $
 Eniro /2/                                                      77,650                 920,572
QUARRYING (0.06%)
 Eramet                                                          1,380                 139,894
RACETRACKS (0.02%)
 Snai /2/                                                        3,919                  54,091
REAL ESTATE MANAGEMENT & SERVICES (0.73%)
 AEON Mall                                                       1,258                  50,456
 AEON Mall /2/                                                   1,258                  47,751
 Beni Stabili                                                  350,315                 336,911
 Castellum /1/                                                   2,247                  73,696
 Corio                                                           4,572                 256,278
 Creed                                                              36                  89,529
 IVG Immobilien                                                 33,219                 565,566
 Midland Realty Holdings /1/                                   302,345                 187,043
 Pierre & Vacances /1/                                             766                  87,607
                                                                                     1,694,837
REAL ESTATE OPERATOR & DEVELOPER (1.56%)
 Brixton                                                        16,730                 107,722
 Capital & Regional                                              5,410                  70,844
 China Overseas Land & Investment                              813,242                 180,388
 Fadesa Inmobiliaria /2/                                        10,843                 238,156
 Great Eagle Holdings                                          195,000                 386,282
 Inmobiliaria Colonial                                           5,346                 260,755
 Inmobiliaria Urbis /1/                                          7,883                 118,843
 IRSA Inversiones y Representaciones /2/                         6,700                  84,085
 JOINT /1/                                                       1,786                  44,750
 Kerry Properties /1/                                           49,419                 108,034
 Land Securities Group                                          42,986               1,050,262
 Mitsui Fudosan                                                 80,621                 948,970
                                                                                     3,599,091
RENTAL-AUTO & EQUIPMENT (0.05%)
 Northgate                                                       6,156                 104,576
RETAIL-APPAREL & SHOE (0.55%)
 Aoki International /1/                                          3,408                  45,149
 Cortefiel                                                      25,771                 447,804
 Edgars Consolidated Stores                                      4,954                 218,887
 Next                                                           16,190                 487,649
 POINT /1/                                                       2,052                  68,490
                                                                                     1,267,979
RETAIL-AUTOMOBILE (0.17%)
 Astra International                                           258,765                 286,910
 Daewoo Motor Sales                                             11,860                 108,147
                                                                                       395,057
RETAIL-BUILDING PRODUCTS (0.10%)
 Grafton Group                                                  19,977                 238,730
RETAIL-CONSUMER ELECTRONICS (0.37%)
 Carphone Warehouse                                             62,931                 192,048
 Grupo Elektra                                                   3,756                 120,380
 Yamada Denki /1/                                               10,500                 551,701
                                                                                       864,129
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-CONVENIENCE STORE (0.34%)
                                                                                  $
 Alimentation Couche Tard /2/                                   53,800                 780,419
RETAIL-DISCOUNT (0.04%)
 Siam Makro /3/                                                 57,099                  81,747
RETAIL-DRUG STORE (0.05%)
 Sundrug                                                         2,035                  70,396
 Tsuruha                                                         1,635                  55,794
                                                                                       126,190
RETAIL-HOME FURNISHINGS (0.10%)
 JD Group                                                       22,605                 223,371
RETAIL-MAJOR DEPARTMENT STORE (0.12%)
 David Jones /1/                                                44,162                  67,982
 Hyundai Department Store                                        5,150                 220,352
                                                                                       288,334
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.62%)
 Coles Myer                                                     94,666                 689,085
 Foschini                                                       27,224                 155,503
 LG Home Shopping                                                1,098                  85,202
 Ryohin Keikaku /1/                                              9,967                 493,877
                                                                                     1,423,667
RETAIL-OFFICE SUPPLIES (0.01%)
 Bechtle                                                           893                  22,806
RETAIL-PUBS (0.65%)
 Punch Taverns                                                 115,645               1,501,259
RETAIL-VIDEO RENTAL (0.02%)
 GEO                                                                17                  49,589
RUBBER & PLASTIC PRODUCTS (0.01%)
 Semperit  Holding                                                 970                  31,012
RUBBER-TIRES (1.11%)
 Continental                                                    32,966               2,557,796
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.24%)
 Novatek Microelectronics                                       70,000                 317,717
 Taiwan Semiconductor Manufacturing                            143,000                 233,749
                                                                                       551,466
SEMICONDUCTOR EQUIPMENT (0.01%)
 Shinkawa                                                        1,033                  21,923
SOAP & CLEANING PREPARATION (0.36%)
 Reckitt Benckiser                                              26,380                 838,441
SOAP & CLEANING PRODUCTS (0.03%)
 McBride                                                        27,991                  80,131
SPECIAL PURPOSE BANKS (0.02%)
 IKB Deutsche Industriebank                                      1,436                  38,632
STEEL PIPE & TUBE (0.02%)
 Vallourec                                                         261                  55,325
STEEL PRODUCERS (2.20%)
 Arcelor                                                        43,443                 995,399
 China Steel                                                    87,520                  97,643
 Corus Group /2/                                               236,653                 241,478
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
STEEL PRODUCERS (CONTINUED)
                                                                                  $
 Dongkuk Steel Mill                                              4,100                  77,519
 Gerdau AmeriSteel /2/                                          15,152                  92,551
 INI Steel                                                       7,190                 115,408
 IPSCO                                                           5,065                 260,273
 JFE Holdings /1/                                               54,000               1,509,536
 Nippon Steel                                                  354,681                 898,640
 POSCO                                                           6,682                 329,824
 Russel Metals /2/                                               9,748                 129,801
 Tata Iron & Steel                                              23,024                 211,390
 Tenaris                                                         2,000                 123,020
                                                                                     5,082,482
TEA (0.05%)
 Tata Tea                                                        9,117                 109,502
TELECOMMUNICATION EQUIPMENT (0.08%)
 Foxconn International Holdings /2/                            195,435                 105,243
 Option /1/ /2/                                                  2,726                  89,669
                                                                                       194,912
TELECOMMUNICATION SERVICES (1.17%)
 AFK Sistema /2/                                                11,782                 191,222
 KT Freetel                                                     15,058                 316,581
 Orascom Telecom Holding /2/                                     3,786                 134,207
 StarHub /2/                                                 1,086,932                 830,373
 Telenor                                                       135,874               1,226,533
                                                                                     2,698,916
TELEPHONE-INTEGRATED (1.19%)
 Deutsche Telekom /1/ /2/                                       77,746               1,557,062
 Hellenic Telecommunications Organization                       61,717               1,092,464
 Telkom South Africa                                             6,387                 110,269
                                                                                     2,759,795
TELEVISION (1.26%)
 Antena 3 Television /2/                                         1,605                 131,310
 CanWest Global Communications /2/                              13,692                 166,361
 Mediaset                                                      128,819               1,858,353
 Modern Times Group /2/                                         23,282                 707,398
 Ten Network Holdings                                           20,002                  55,856
                                                                                     2,919,278
TOBACCO (1.48%)
 Imperial Tobacco Group                                         67,012               1,761,374
 Japan Tobacco                                                     133               1,479,712
 PT Hanjaya Mandala Sampoerna                                  177,805                 194,328
                                                                                     3,435,414
TOOLS-HAND HELD (0.05%)
 Makita /1/                                                      6,695                 122,558
TRANSPORT-MARINE (1.18%)
 China Shipping Development                                    126,690                 111,269
 Dampskibsselskabet Torm /1/                                     4,022                 215,407
 Great Eastern Shipping                                         25,506                  89,868
 Kawasaki Kisen Kaisha /1/                                      22,308                 154,337
 Mitsui O.S.K. Lines /1/                                       114,142                 735,264
 Nippon Yusen Kabushiki Kaisha /1/                             142,933                 863,264
 Orient Overseas International                                  56,687                 273,283
 Precious Shipping /3/                                          96,251                 126,727
                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (CONTINUED)
                                                                                  $
 Wan Hai Lines                                                 108,000                 119,292
 Wilhelmsen                                                      1,592                  41,096
                                                                                     2,729,807
TRANSPORT-RAIL (0.54%)
 Canadian National Railway                                      19,700               1,243,208
TRANSPORT-SERVICES (0.49%)
 Arriva                                                         11,309                 112,404
 Exel                                                           51,937                 833,705
 Toll Holdings /1/                                              18,119                 195,943
                                                                                     1,142,052
TRAVEL SERVICES (0.03%)
 H.I.S. /1/                                                      3,401                  78,062
WATER (0.73%)
 Kelda Group                                                   146,271               1,652,842
 Pennon Group                                                    2,284                  42,101
                                                                                     1,694,943
WIRE & CABLE PRODUCTS (0.09%)
 LG Cable                                                        8,590                 208,935
WIRELESS EQUIPMENT (0.79%)
 Gemtek Technology                                              87,000                 187,774
 Nokia /1/                                                     104,948               1,631,288
                                                                                     1,819,062
                                                  TOTAL COMMON STOCKS              223,505,628

                                                Shares

                                                Held                                  Value

------------------------------------------------------------------------------------------------------
PREFERRED STOCKS (0.84%)
COMMERCIAL BANKS (0.19%)
 Banco Itau Holding Financeira                                   2,742                 447,631
DIVERSIFIED MINERALS (0.18%)
 Caemi Mineracao e Metalurgica                                 454,821                 422,572
ELECTRIC-INTEGRATED (0.12%)
 Cia Energetica de Minas Gerais                             12,392,591                 286,216
OIL REFINING & MARKETING (0.07%)
 Cia Brasileira de Petroleo Ipiranga                            14,819                 153,290
PETROCHEMICALS (0.01%)
 Ultrapar Participacoes                                      1,632,758                  25,979
STEEL PRODUCERS (0.24%)
 Cia Siderurgica de Tubarao                                  4,428,160                 272,336
 Usinas Siderurgicas de Minas Gerais                            12,540                 270,281
                                                                                       542,617
TEXTILE-PRODUCTS (0.03%)
 Cia de Tecidos do Norte de Minas - Coteminas                  832,456                  73,586
                                               TOTAL PREFERRED STOCKS                1,951,891

                                                Principal

                                                Amount                                Value

------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.66%)
ASSET BACKED SECURITIES (1.66%)
 CAFCO
                                                           $                      $
  2.83%; 04/01/05                                            3,845,000               3,845,000
                                               TOTAL COMMERCIAL PAPER                3,845,000

                                                Maturity

                                                Amount                                Value

------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (16.96%)
  Merrill Lynch; 2.88%; dated 03/31/05
  maturing 04/01/05 (collateralized by FHLMC;                                     $
  $40,010,371; 12/01/34) /4/                               $39,228,986              39,225,854
                                          TOTAL REPURCHASE AGREEMENTS               39,225,854
                                                                                  ------------

                                TOTAL PORTFOLIO INVESTMENTS (116.08%)              268,528,373
LIABILITIES, NET OF CASH AND RECEIVABLES (-16.08%)                                 (37,191,208)
                                           TOTAL NET ASSETS (100.00%)             $231,337,165
                                                                                  ---------------




/1 /Security or a portion of the security was on loan at the end of the period. /2 /Non-income producing security.
/3 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,386,859 or 0.60% of net assets.
/4 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 32,818,185
Unrealized Depreciation                        (2,357,651)
                                             ------------
Net Unrealized Appreciation (Depreciation)     30,460,534
Cost for federal income tax purposes         $238,059,449

                            SCHEDULE OF INVESTMENTS
                     INTERNATIONAL EMERGING MARKETS ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (89.33%)
AGRICULTURAL OPERATIONS (0.48%)
                                                                            $
 IOI Berhad                                              100,423                236,523
AIRLINES (0.59%)
 Korean Air Lines                                         14,690                286,422
APPLICATIONS SOFTWARE (1.44%)
 Infosys Technologies                                     13,637                703,493
AUTO-CARS & LIGHT TRUCKS (1.33%)
 Hyundai Motor                                             8,440                457,115
 Proton Holdings                                          94,826                194,643
                                                                                651,758
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.00%)
 Hyundai Mobis                                                 5                    326
BREWERY (0.43%)
 Efes Breweries International /1/                          6,865                208,010
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.08%)
 GS Engineering & Construction                            10,430                287,582
 Orascom Construction Industries                          11,608                239,185
                                                                                526,767
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.60%)
 Cemex                                                    30,749                223,024
 Gujarat Ambuja Cements /1/                               38,093                350,353
 Siam Cement                                              31,150                210,241
                                                                                783,618
BUILDING-HEAVY CONSTRUCTION (0.92%)
 Empresas ICA Sociedad Controladora /1/                  573,975                220,730
 Hyundai Engineering & Construction /1/                   13,050                225,532
                                                                                446,262
BUSINESS TO BUSINESS-E COMMERCE (0.51%)
 Submarino /1/ /2/                                        15,400                249,018
CELLULAR TELECOMMUNICATIONS (6.36%)
 America Movil                                           271,659                699,707
 China Mobile                                            293,742                960,390
 Digi.Com Berhad /1/                                     137,000                191,079
 Far EasTone Telecommunications                          603,500                764,288
 Mobile Telesystems                                        6,632                233,380
 Partner Communications /1/                               28,400                261,984
                                                                              3,110,828
CHEMICALS-SPECIALTY (0.46%)
 Frutarom /1/                                             29,545                226,941
CIRCUIT BOARDS (1.17%)
 Unimicron Technology                                    681,000                572,796
COAL (0.66%)
 Yanzhou Coal Mining                                     236,439                321,341
COMMERCIAL BANKS (9.94%)
 Banco Latinoamericano de Exportaciones                   12,900                263,676
                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                            $
 Bancolombia                                              23,711                316,779
 Bank Leumi Le-Israel                                    154,674                433,158
 Bank of the Philippine Islands                          207,781                192,933
 Bank Rakyat                                           1,194,500                359,485
 Credicorp                                                13,126                226,030
 ICICI Bank                                               10,700                221,704
 Korea Exchange Bank /1/                                  45,350                369,320
 OTP Bank                                                  9,145                313,391
 Siam Commercial Bank Public /2/                         157,300                203,084
 Standard Bank Group                                      82,918                837,740
 Taishin Financial Holdings                              496,000                443,954
 Turkiye Is Bankasi                                       69,837                403,353
 UTI Bank /1/                                             50,358                279,149
                                                                              4,863,756
COMPUTERS (1.14%)
 High Tech Computer                                       77,000                557,227
COMPUTERS-PERIPHERAL EQUIPMENT (0.00%)
 Lite-On Technology                                          200                    215
DISTRIBUTION-WHOLESALE (1.13%)
 Esprit Holdings                                          81,320                555,212
DIVERSIFIED FINANCIAL SERVICES (1.22%)
 Shinhan Financial Group                                  22,355                598,775
DIVERSIFIED MINERALS (0.93%)
 Antofagasta                                              18,952                457,318
DIVERSIFIED OPERATIONS (2.08%)
 Barloworld                                               14,085                226,310
 China Merchants Holdings International                  182,199                357,420
 Imperial Holdings /1/                                    27,632                432,922
                                                                              1,016,652
ELECTRIC-GENERATION (0.52%)
 National Thermal Power                                  128,720                252,635
ELECTRIC-INTEGRATED (1.07%)
 Korea Electric Power                                     20,420                524,827
ELECTRONIC COMPONENTS-MISCELLANEOUS (6.65%)
 Asustek Computer                                        173,000                477,719
 Hon Hai Precision Industry                              161,000                715,419
 Samsung Electronics                                       4,164              2,058,422
                                                                              3,251,560
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.64%)
 Hynix Semiconductor /1/                                  24,530                315,230
FINANCE-CONSUMER LOANS (0.45%)
 African Bank Investments                                 82,179                220,508
FINANCE-OTHER SERVICES (0.95%)
 Grupo Financiero Banorte                                 71,704                466,206
FOOD-MISCELLANEOUS/DIVERSIFIED (0.00%)
 Global Bio-Chem Technology Group -
  warrants /1/                                            33,464                  1,116
                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (0.58%)
                                                                            $
 OAO Gazprom                                               8,480                285,776
IMPORT & EXPORT (0.64%)
 Testrite International                                  449,906                312,732
INDEPENDENT POWER PRODUCER (0.71%)
 YTL Power International                                 691,106                349,190
INTERNET SECURITY (1.02%)
 Check Point Software Technologies /1/                    22,984                499,672
INVESTMENT COMPANIES (0.20%)
 SM Investments /1/                                       23,432                 97,269
LIFE & HEALTH INSURANCE (3.45%)
 Cathay Financial Holding                                268,000                508,678
 Metropolitan Holdings                                   204,377                339,876
 Sanlam                                                  188,835                368,340
 Shin Kong Financial Holding                             460,717                469,403
                                                                              1,686,297
MACHINERY-CONSTRUCTION & MINING (0.29%)
 United Tractors                                         468,727                142,301
MEDICAL LABORATORY & TESTING SERVICE (0.49%)
 Diagnosticos da America /1/                               7,784                238,922
MEDICAL-DRUGS (0.55%)
 Dong-A Pharmaceutical                                     8,230                267,850
MISCELLANEOUS MANUFACTURERS (0.47%)
 Trakya Cam Sanayi                                        68,736                229,035
NON-FERROUS METALS (0.48%)
 Grupo Mexico                                             44,349                233,019
OIL COMPANY-EXPLORATION & PRODUCTION (1.29%)
 Oil & Natural Gas                                        16,261                328,739
 PTT Public /2/                                           60,810                300,047
                                                                                628,786
OIL COMPANY-INTEGRATED (6.67%)
 China Petroleum & Chemical /3/                        1,596,743                644,892
 LUKOIL                                                    3,893                529,448
 MOL Magyar Olaj-es Gazipari                               5,755                464,311
 PetroChina /3/                                          782,880                486,831
 Petroleo Brasileiro                                      20,620                910,992
 Sibneft /1/                                              14,483                225,935
                                                                              3,262,409
OIL REFINING & MARKETING (2.52%)
 Bharat Petroleum                                         26,775                216,947
 Polski Koncern Naftowy Orlen                             29,904                434,068
 SK                                                        5,110                301,920
 Thai Oil Public /1/ /2/                                 172,694                278,147
                                                                              1,231,082
PETROCHEMICALS (2.86%)
 Formosa Chemicals &
  Fibre                                                  201,000                409,579
 Honam Petrochemical                                       6,540                334,889
 SINOPEC Shanghai Petrochemical /3/                      916,260                372,996
                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PETROCHEMICALS (CONTINUED)
                                                                            $
 Ultrapar Participacoes                                   17,508                279,428
                                                                              1,396,892
PROPERTY & CASUALTY INSURANCE (0.84%)
 LG Insurance /1/                                         62,970                408,638
PUBLIC THOROUGHFARES (0.26%)
 Shenzhen Expressway /3/                                 348,000                128,280
REAL ESTATE OPERATOR & DEVELOPER (1.05%)
 China Overseas Land & Investment                      1,522,675                337,750
 IRSA Inversiones y Representaciones /1/                  14,191                178,097
                                                                                515,847
RETAIL-APPAREL & SHOE (0.94%)
 Edgars Consolidated Stores                               10,460                462,164
RETAIL-AUTOMOBILE (1.71%)
 Astra International                                     547,756                607,333
 Daewoo Motor Sales                                       24,990                227,875
                                                                                835,208
RETAIL-CONSUMER ELECTRONICS (0.50%)
 Grupo Elektra                                             7,695                246,625
RETAIL-HOME FURNISHINGS (1.00%)
 JD Group                                                 49,411                488,255
RETAIL-MAJOR DEPARTMENT STORE (0.95%)
 Hyundai Department Store                                 10,900                466,376
RETAIL-MISCELLANEOUS/DIVERSIFIED (1.15%)
 Foschini                                                 56,081                320,334
 LG Home Shopping                                          3,107                241,095
                                                                                561,429
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.39%)
 Novatek Microelectronics                                149,000                676,284
 Taiwan Semiconductor Manufacturing                      302,948                495,202
                                                                              1,171,486
STEEL PRODUCERS (3.38%)
 China Steel                                             216,000                240,983
 POSCO                                                    14,262                703,972
 Tata Iron & Steel                                        48,953                449,451
 Tenaris                                                   4,200                258,342
                                                                              1,652,748
TEA (0.47%)
 Tata Tea                                                 19,105                229,466
TELECOMMUNICATION EQUIPMENT (0.55%)
 Foxconn International Holdings /1/                      503,495                271,135
TELECOMMUNICATION SERVICES (2.77%)
 AFK Sistema /1/                                          24,677                400,507
 KT Freetel                                               31,908                670,838
 Orascom Telecom Holding /1/                               7,990                283,232
                                                                              1,354,577
TELEPHONE-INTEGRATED (0.47%)
 Telkom South Africa                                      13,386                231,103
                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TOBACCO (0.79%)
                                                                            $
 PT Hanjaya Mandala Sampoerna                            354,902                387,881
TRANSPORT-MARINE (2.45%)
 China Shipping Development /3/                          251,720                221,080
 Evergreen Marine                                            932                    914
 Great Eastern Shipping                                   50,176                176,791
 Orient Overseas International                            60,309                290,744
 Precious Shipping /2/                                   197,931                260,602
 Wan Hai Lines                                           226,000                249,629
                                                                              1,199,760
WIRE & CABLE PRODUCTS (0.88%)
 LG Cable                                                 17,660                429,544
WIRELESS EQUIPMENT (0.81%)
 Gemtek Technology                                       183,156                395,309
                                            TOTAL COMMON STOCKS              43,702,403

                                            Shares

                                            Held                               Value

----------------------------------------------------------------------------------------------
PREFERRED STOCKS (8.12%)
COMMERCIAL BANKS (1.94%)
 Banco Itau Holding Financeira                             5,804                947,503
DIVERSIFIED MINERALS (1.83%)
 Caemi Mineracao e Metalurgica                           962,775                894,510
ELECTRIC-INTEGRATED (1.03%)
 Cia Energetica de Minas Gerais                       21,779,591                503,016
OIL REFINING & MARKETING (0.66%)
 Cia Brasileira de Petroleo Ipiranga                      31,369                324,486
PETROCHEMICALS (0.11%)
 Ultrapar Participacoes                                3,465,988                 55,148
STEEL PRODUCERS (2.16%)
 Cia Siderurgica de Tubarao                            7,686,914                472,752
 Usinas Siderurgicas de Minas Gerais                      27,026                582,505
                                                                              1,055,257
TEXTILE-PRODUCTS (0.39%)
 Cia de Tecidos do Norte de Minas -
  Coteminas                                            2,179,432                192,652
                                         TOTAL PREFERRED STOCKS               3,972,572






                                            Maturity

                                            Amount                             Value

----------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.72%)
  Merrill Lynch; 2.88%; dated 3/31/05
  maturing 04/01/05 (collateralized by                $                     $
  FHLMC; $857,908; 12/01/34)/ 4/                         841,154                841,087
                                    TOTAL REPURCHASE AGREEMENTS                 841,087
                                                                            -----------
                           TOTAL PORTFOLIO INVESTMENTS (99.17%)              48,516,062
CASH AND RECEIVABLES, NET OF LIABILITIES (0.83%)                                408,248
                                     TOTAL NET ASSETS (100.00%)             $48,924,310
                                                                            -------------

/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $1,290,898 or 2.64% of net assets.
/3 /Security or a portion of the security was on loan at the end of the period. /4 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 5,402,902
Unrealized Depreciation                       (1,040,820)
                                             -----------
Net Unrealized Appreciation (Depreciation)     4,362,082
Cost for federal income tax purposes         $44,147,119

                            SCHEDULE OF INVESTMENTS
                         INTERNATIONAL SMALLCAP ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (97.79%)
ADVERTISING SALES (0.79%)
                                                                                 $
 Telefonica Publicidad e Informacion /1/                       94,508                 854,876
ADVERTISING SERVICES (0.90%)
 Aegis Group                                                  504,354                 972,092
AGRICULTURAL OPERATIONS (0.39%)
 Chaoda Modern Agriculture                                  1,081,595                 426,434
AIRPORT DEVELOPMENT & MAINTENANCE (0.67%)
 Kobenhavns Lufthavne /1/                                       3,051                 729,723
APPLICATIONS SOFTWARE (0.60%)
 Sage Group                                                   169,359                 644,045
AUDIO & VIDEO PRODUCTS (0.02%)
 Sansui Electric /2/                                           85,895                  22,486
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.25%)
 Exedy                                                         19,175                 322,332
 Keihin                                                        41,416                 700,463
 Showa                                                         23,159                 328,028
                                                                                    1,350,823
BREWERY (1.03%)
 Bryggerigruppen                                                3,857                 328,358
 Wolverhampton & Dudley Breweries                              37,053                 784,876
                                                                                    1,113,234
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.02%)
 FLSmidth /1 2/                                                 6,282                 116,167
 Kingspan Group                                                83,729                 992,421
                                                                                    1,108,588
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.72%)
 Abengoa                                                       22,832                 251,038
 JM                                                             8,434                 285,596
 Morgan Sindall                                                19,115                 246,699
                                                                                      783,333
BUILDING PRODUCTS-CEMENT & AGGREGATE (2.66%)
 Adelaide Brighton /1/                                        618,348                 808,367
 BPB                                                          106,735               1,002,386
 Cementir /1/                                                  64,801                 380,667
 Heracles General Cement                                       11,821                 148,101
 Italcementi                                                   32,055                 540,749
                                                                                    2,880,270
BUILDING-HEAVY CONSTRUCTION (2.07%)
 Astaldi                                                       13,921                  78,249
 Daelim Industrial                                             16,122                 854,125
 Vinci /1/                                                      9,051               1,308,057
                                                                                    2,240,431
BUILDING-RESIDENTIAL & COMMERCIAL (1.63%)
 Kaufman & Broad                                                3,417                 200,950
 McCarthy & Stone                                              34,809                 434,118
 Persimmon                                                     79,096               1,132,163
                                                                                    1,767,231
CASINO SERVICES (0.83%)
 Aristocrat Leisure /1/                                       113,952                 897,343
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (0.76%)
                                                                                 $
 Mobistar /2/                                                   9,336                 822,045
CHEMICALS-DIVERSIFIED (3.21%)
 DSMA                                                           8,843                 624,632
 K+S                                                           18,107               1,018,966
 Mitsubishi Gas Chemical                                      255,007               1,199,219
 Tosoh                                                        126,643                 627,532
                                                                                    3,470,349
CHEMICALS-SPECIALTY (1.41%)
 Auriga Industries                                              9,588                 229,154
 Methanex                                                      67,381               1,298,220
                                                                                    1,527,374
CIRCUIT BOARDS (0.73%)
 IBIDEN /1/                                                    40,842                 792,326
COMMERCIAL BANKS (4.66%)
 Amagerbanken /1/                                               1,897                 279,642
 Banco de Sabadell                                             31,797                 797,570
 Bank of Kyoto /1/                                             69,331                 599,581
 Bank of Piraeus                                               44,729                 813,846
 FinecoGroup /2/                                              103,551                 915,142
 Keiyo Bank                                                    38,143                 202,911
 Sapporo Hokuyo Holdings /1/                                       74                 556,937
 Shiga Bank /1/                                                33,830                 230,257
 Suruga Bank                                                   72,551                 646,420
                                                                                    5,042,306
COMMERCIAL SERVICES (0.60%)
 TIS /1/                                                       16,578                 649,419
COMMUNICATIONS SOFTWARE (0.60%)
 Telelogic /2/                                                266,114                 653,648
COMPUTER SERVICES (0.43%)
 ALTEN /2/                                                     10,380                 256,316
 EDB Business Partner /2/                                      24,766                 203,952
                                                                                      460,268
COMPUTERS-PERIPHERAL EQUIPMENT (0.82%)
 Logitech International /2/                                    14,586                 890,286
CONSULTING SERVICES (1.23%)
 Jaakko Poyry Group                                             5,734                 188,391
 Savills                                                       31,774                 372,851
 WS Atkins                                                     63,115                 766,263
                                                                                    1,327,505
CONTAINERS-METAL & GLASS (0.28%)
 Singamas Container Holdings                                  349,168                 304,428
COSMETICS & TOILETRIES (0.31%)
 Body Shop International                                       89,453                 337,217
DISTRIBUTION-WHOLESALE (1.01%)
 Inchcape                                                      23,918                 897,586
 Univar                                                         6,007                 198,922
                                                                                    1,096,508
DIVERSIFIED FINANCIAL SERVICES (0.35%)
 Acta Holding /2/                                             152,450                 270,404
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED FINANCIAL SERVICES (CONTINUED)
                                                                                 $
 JCG Holdings                                                 113,439                 106,903
                                                                                      377,307
DIVERSIFIED MANUFACTURING OPERATIONS (0.94%)
 Charter /2/                                                  114,952                 587,022
 NKT Holding /1/                                               12,524                 434,785
                                                                                    1,021,807
DIVERSIFIED OPERATIONS (0.15%)
 Ordina                                                        12,009                 159,196
ELECTRIC PRODUCTS-MISCELLANEOUS (0.35%)
 Ultra Electronics Holdings                                    27,972                 381,886
ELECTRIC-INTEGRATED (1.23%)
 ASM Brescia                                                  123,287                 418,199
 Union Electrica Fenosa                                        30,597                 911,023
                                                                                    1,329,222
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.46%)
 Funkwerk                                                       3,897                 180,810
 Jurong Technologies Industrial                               334,105                 320,067
                                                                                      500,877
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.34%)
 Kontron /2/                                                   22,201                 207,745
 Thine Electronics                                                 40                 158,938
                                                                                      366,683
ELECTRONIC MEASUREMENT INSTRUMENTS (0.92%)
 Leica Geosystems /2/                                           1,627                 457,291
 Techem /2/                                                    12,399                 540,152
                                                                                      997,443
ENERGY-ALTERNATE SOURCES (0.65%)
 SolarWorld                                                     5,578                 700,657
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.46%)
 COMSYS Holdings /1/                                           59,206                 497,627
FINANCE-CONSUMER LOANS (0.39%)
 Nissin /1/                                                   181,792                 424,906
FINANCE-INVESTMENT BANKER & BROKER (0.27%)
 Ichiyoshi Securities                                          27,689                 292,008
FINANCE-LEASING COMPANY (0.89%)
 Ricoh Leasing                                                 15,072                 393,850
 Sumisho Lease                                                 15,279                 569,963
                                                                                      963,813
FINANCE-OTHER SERVICES (1.14%)
 Aktiv Kapital                                                 11,821                 220,437
 Intrum Justitia /2/                                           29,116                 243,901
 SFE /1/                                                       78,614                 546,699
 TSX Group                                                      4,364                 225,982
                                                                                    1,237,019
FINANCIAL GUARANTEE INSURANCE (0.71%)
 Euler Hermes /2/                                               9,253                 766,033
FISHERIES (0.42%)
 Nippon Suisan Kaisha /1/                                     132,572                 449,922
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FOOD-CONFECTIONERY (0.23%)
                                                                                 $
 Lindt & Spruengli                                                 16                 243,645
FOOD-FLOUR & GRAIN (0.62%)
 Nisshin Seifun Group /1/                                      62,666                 667,906
FOOD-MEAT PRODUCTS (0.18%)
 Yonekyu                                                       17,034                 193,814
FOOD-MISCELLANEOUS/DIVERSIFIED (0.25%)
 J-Oil Mills /1/                                               65,529                 272,629
FOOD-RETAIL (0.96%)
 Colruyt                                                        6,705               1,043,953
FOOD-WHOLESALE & DISTRIBUTION (0.45%)
 Fyffes                                                       164,666                 481,517
FORESTRY (0.34%)
 Great Southern Plantations /1/                               123,785                 368,653
GOLD MINING (0.24%)
 NovaGold Resources /1 2/                                      31,612                 261,289
HOME FURNISHINGS (0.25%)
 Nobia                                                         14,104                 267,334
HUMAN RESOURCES (1.41%)
 Capita Group                                                 102,323                 727,964
 Ranstad Holding                                               17,956                 801,374
                                                                                    1,529,338
IMPORT & EXPORT (0.72%)
 Kanematsu /2/                                                512,553                 776,305
INDUSTRIAL AUTOMATION & ROBOTS (0.57%)
 CKD                                                           90,497                 621,025
INSTRUMENTS-SCIENTIFIC (0.57%)
 As One                                                         5,856                 134,136
 HORIBA                                                        25,972                 481,997
                                                                                      616,133
INVESTMENT COMPANIES (0.51%)
 Macquarie Airports Management /1/                            219,507                 555,245
LEISURE & RECREATION PRODUCTS (0.15%)
 Trigano                                                        1,862                 165,766
LIFE & HEALTH INSURANCE (1.17%)
 Friends Provident                                            262,951                 880,710
 Industrial-Alliance Life Insurance /2/                         8,320                 385,106
                                                                                    1,265,816
LOTTERY SERVICES (0.38%)
 Intralot-Integrated Lottery Systems &
  Services                                                     13,357                 410,376
MACHINERY-GENERAL INDUSTRY (2.60%)
 Andritz /1/                                                    5,749                 515,097
 MAN                                                           28,865               1,290,492
 Sumitomo Heavy Industries /1/                                202,208                 797,791
 Top Engineering                                               20,617                 211,144
                                                                                    2,814,524
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL INSTRUMENTS (1.30%)
                                                                                 $
 Elekta /2/                                                    17,189                 622,330
 Shimadzu /1/                                                  72,369                 433,023
 Topcon /1/                                                    19,930                 346,577
                                                                                    1,401,930
MEDICAL PRODUCTS (1.33%)
 Gambro /1/                                                    43,347                 593,904
 Nobel Biocare Holding                                          4,007                 846,348
                                                                                    1,440,252
MEDICAL-BIOMEDICAL/GENE (0.22%)
 Cambridge Antibody Technology Group /2/                        5,238                  65,573
 MorphoSys /1 2/                                                3,762                 167,213
                                                                                      232,786
MEDICAL-DRUGS (1.22%)
 Fujirebio /1/                                                 16,149                 254,404
 Hisamitsu Pharmaceutical /1/                                  10,433                 231,660
 Rohto Pharmaceutical                                          18,183                 220,998
 Santen Pharmaceutical                                         28,625                 615,534
                                                                                    1,322,596
MEDICAL-HOSPITALS (0.46%)
 Capio /2/                                                     33,108                 502,975
MEDICAL-NURSING HOMES (0.43%)
 Extendicare /2/                                               28,870                 467,227
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.72%)
 Celesio /1/                                                    9,578                 781,735
METAL PROCESSORS & FABRICATION (0.30%)
 CFF Recycling                                                  8,315                 284,537
 TOCALO /2/                                                     1,646                  35,548
                                                                                      320,085
METAL-IRON (0.28%)
 Portman /1/                                                  100,300                 300,262
MISCELLANEOUS MANUFACTURERS (0.61%)
 Amano                                                         41,277                 463,479
 Balda                                                         20,402                 200,191
                                                                                      663,670
MORTGAGE BANKS (1.68%)
 Home Capital Group /2/                                        19,947                 555,288
 Hypo Real Estate Holding /2/                                  30,500               1,262,905
                                                                                    1,818,193
MULTI-LINE INSURANCE (0.96%)
 Baloise Holding /1/                                           11,311                 545,669
 Codan                                                          9,613                 489,689
                                                                                    1,035,358
MULTIMEDIA (0.51%)
 APN News & Media                                              75,541                 298,018
 Impresa /2/                                                   35,423                 255,507
                                                                                      553,525
NON-HOTEL GAMBLING (0.67%)
 Paddy Power                                                   42,048                 721,347
OFFICE AUTOMATION & EQUIPMENT (0.53%)
 Neopost                                                        6,661                 578,284
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL & GAS DRILLING (0.38%)
                                                                                 $
 AOC Holdings                                                  27,975                 408,535
OIL COMPANY-EXPLORATION & PRODUCTION (0.99%)
 Tullow Oil                                                   325,996               1,074,929
OIL-FIELD SERVICES (1.40%)
 Ocean Rig /2/                                                 44,898                 270,196
 Stolt Offshore /2/                                           102,088                 790,590
 TGS-NOPEC Geophysical /2/                                     15,543                 457,842
                                                                                    1,518,628
PROPERTY & CASUALTY INSURANCE (1.15%)
 Dongbu Insurance                                              34,020                 278,056
 Northbridge Financial                                         15,249                 371,819
 Promina Group                                                155,452                 594,035
                                                                                    1,243,910
PROPERTY TRUST (0.69%)
 Commonwealth Property Office Fund                            780,547                 748,703
PUBLIC THOROUGHFARES (0.59%)
 Autostrada Torino                                             28,865                 642,995
PUBLISHING-BOOKS (1.12%)
 Yell Group                                                   135,834               1,215,989
PUBLISHING-NEWSPAPERS (0.16%)
 Spir Communication                                               856                 168,543
QUARRYING (0.57%)
 Eramet                                                         6,109                 619,284
RACETRACKS (0.22%)
 Snai /2/                                                      17,510                 241,677
REAL ESTATE MANAGEMENT & SERVICES (3.27%)
 AEON Mall                                                      5,814                 233,191
 AEON Mall /2/                                                  5,814                 220,688
 Castellum /1/                                                  9,935                 325,844
 Corio                                                         20,247               1,134,920
 Creed                                                            161                 400,393
 Midland Realty Holdings /1/                                1,345,892                 832,624
 Pierre & Vacances /1/                                          3,410                 389,998
                                                                                    3,537,658
REAL ESTATE OPERATOR & DEVELOPER (3.89%)
 Brixton                                                       73,604                 473,925
 Capital & Regional                                            24,499                 320,814
 Fadesa Inmobiliaria /2/                                       48,267               1,060,138
 Inmobiliaria Colonial                                         23,572               1,149,741
 Inmobiliaria Urbis /1/                                        34,359                 517,993
 JOINT /1/                                                      7,948                 199,146
 Kerry Properties /1/                                         221,090                 483,320
                                                                                    4,205,077
RENTAL-AUTO & EQUIPMENT (0.43%)
 Northgate                                                     27,376                 465,052
RETAIL-APPAREL & SHOE (0.48%)
 Aoki International                                            15,589                 206,522
 POINT /1/                                                      9,215                 307,569
                                                                                      514,091
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (0.98%)
                                                                                 $
 Grafton Group                                                 88,346               1,055,757
RETAIL-CONSUMER ELECTRONICS (0.79%)
 Carphone Warehouse                                           278,412                 849,635
RETAIL-DRUG STORE (0.52%)
 Sundrug                                                        9,234                 319,426
 Tsuruha                                                        7,157                 244,232
                                                                                      563,658
RETAIL-MAJOR DEPARTMENT STORE (0.28%)
 David Jones /1/                                              194,257                 299,033
RETAIL-MISCELLANEOUS/DIVERSIFIED (0.72%)
 Ryohin Keikaku                                                15,721                 778,995
RETAIL-OFFICE SUPPLIES (0.09%)
 Bechtle                                                        3,902                  99,649
RETAIL-PUBS (1.21%)
 Punch Taverns                                                101,148               1,313,064
RETAIL-VIDEO RENTAL (0.20%)
 GEO                                                               76                 221,690
RUBBER & PLASTIC PRODUCTS (0.13%)
 Semperit  Holding                                              4,326                 138,308
RUBBER-TIRES (1.46%)
 Continental                                                   20,373               1,580,719
SEMICONDUCTOR EQUIPMENT (0.09%)
 Shinkawa                                                       4,714                 100,045
SOAP & CLEANING PRODUCTS (0.52%)
 McBride                                                      196,988                 563,929
SPECIAL PURPOSE BANKS (0.16%)
 IKB Deutsche Industriebank                                     6,605                 177,692
STEEL PIPE & TUBE (0.23%)
 Vallourec                                                      1,154                 244,616
STEEL PRODUCERS (3.80%)
 Corus Group /2/                                            1,059,845               1,081,454
 Dongkuk Steel Mill                                            18,322                 346,413
 Gerdau AmeriSteel /2/                                         68,932                 421,050
 INI Steel                                                     32,010                 513,799
 IPSCO                                                         22,514               1,156,917
 Russel Metals /2/                                             44,337                 590,378
                                                                                    4,110,011
TELECOMMUNICATION EQUIPMENT (0.37%)
 Option /1 2/                                                  12,093                 397,788
TELEVISION (2.01%)
 Antena 3 Television /1 2/                                      7,168                 586,434
 CanWest Global Communications /2/                             62,130                 754,896
 Modern Times Group /2/                                        24,731                 751,424
 Ten Network Holdings                                          28,022                  78,252
                                                                                    2,171,006
TOOLS-HAND HELD (0.51%)
 Makita                                                        30,000                 549,177
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-MARINE (2.23%)
                                                                                 $
 Dampskibsselskabet Torm /1/                                   17,877                 957,440
 Kawasaki Kisen Kaisha /1/                                    100,537                 695,563
 Orient Overseas International                                119,962                 578,327
 Wilhelmsen                                                     7,106                 183,434
                                                                                    2,414,764
TRANSPORT-SERVICES (1.26%)
 Arriva                                                        50,626                 503,189
 Toll Holdings /1/                                             79,916                 864,231
                                                                                    1,367,420
TRAVEL SERVICES (0.33%)
 H.I.S.                                                        15,329                 351,839
WATER (1.44%)
 Kelda Group                                                  121,560               1,373,611
 Pennon Group                                                  10,204                 188,092
                                                                                    1,561,703
                                                 TOTAL COMMON STOCKS              105,842,056

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.54%)
ASSET BACKED SECURITIES (1.54%)
 CAFCO
                                                           $                     $
  2.83%; 04/01/05                                           1,670,000               1,670,000
                                              TOTAL COMMERCIAL PAPER                1,670,000


                                                Maturity

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (14.80%)
  Merrill Lynch; 2.88%; dated 3/31/05 maturing
  04/01/05 (collateralized by FHLMC;                       $                     $
  $16,339,765; 12/01/34)/3/                                16,020,657              16,019,377
                                         TOTAL REPURCHASE AGREEMENTS               16,019,377
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (114.13%)              123,531,433
LIABILITIES, NET OF CASH AND RECEIVABLES (-14.13%)                                (15,297,059)
                                          TOTAL NET ASSETS (100.00%)             $108,234,374
                                                                                 ---------------


/1 /Security or a portion of the security was on loan at the end of the period. /2 /Non-income producing security.
/3 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 22,175,313
Unrealized Depreciation                          (669,516)
                                             ------------
Net Unrealized Appreciation (Depreciation)     21,505,797
Cost for federal income tax purposes         $102,025,636

                            SCHEDULE OF INVESTMENTS
                             LARGECAP BLEND ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (98.17%)
ADVERTISING AGENCIES (0.17%)
                                                                          $
 Omnicom Group                                           1,800                159,336
AEROSPACE & DEFENSE (0.63%)
 Boeing                                                  6,700                391,682
 Rockwell Collins                                        4,300                204,637
                                                                              596,319
AEROSPACE & DEFENSE EQUIPMENT (1.10%)
 General Dynamics                                        3,500                374,675
 Goodrich                                                2,900                111,041
 Lockheed Martin                                         3,500                213,710
 United Technologies                                     3,400                345,644
                                                                            1,045,070
AGRICULTURAL CHEMICALS (0.20%)
 Mosaic /1/                                              4,600                 78,476
 Potash Corp. of Saskatchewan                            1,300                113,763
                                                                              192,239
AGRICULTURAL OPERATIONS (0.16%)
 Monsanto                                                2,400                154,800
AIRLINES (0.10%)
 Southwest Airlines                                      6,700                 95,408
APPLIANCES (0.10%)
 Maytag                                                  2,000                 27,940
 Whirlpool                                               1,000                 67,730
                                                                               95,670
APPLICATIONS SOFTWARE (2.64%)
 Intuit /1/                                              1,600                 70,032
 Mercury Interactive /1/                                 1,300                 61,594
 Microsoft                                              93,900              2,269,563
 Red Hat /1/                                            10,600                115,646
                                                                            2,516,835
ATHLETIC FOOTWEAR (0.17%)
 Nike                                                    1,900                158,289
AUDIO & VIDEO PRODUCTS (0.05%)
 Digital Theater Systems /1/                             2,800                 50,708
AUTO-CARS & LIGHT TRUCKS (0.39%)
 General Motors                                         12,500                367,375
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.20%)
 Paccar                                                  2,600                188,214
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.22%)
 TRW Automotive Holdings /1/                            10,600                205,958
BEVERAGES-NON-ALCOHOLIC (2.12%)
 Coca-Cola                                              22,200                925,074
 Coca-Cola Enterprises                                   4,100                 84,132
 Cott /1/                                                5,100                123,573
 Pepsico                                                16,700                885,601
                                                                            2,018,380
BREWERY (0.28%)
 Anheuser-Busch                                          5,600                265,384
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BROADCASTING SERVICES & PROGRAMMING (0.24%)
                                                                          $
 Liberty Media /1/                                      22,100                229,177
CABLE TV (1.03%)
 Comcast /1/                                            22,600                763,428
 Rogers Communications                                   8,100                220,644
                                                                              984,072
CASINO HOTELS (0.07%)
 Station Casinos                                         1,000                 67,550
CASINO SERVICES (0.33%)
 International Game Technology                          11,800                314,588
CELLULAR TELECOMMUNICATIONS (0.47%)
 Nextel Communications /1/                               7,600                215,992
 Nextel Partners /1/                                    10,500                230,580
                                                                              446,572
CHEMICALS-DIVERSIFIED (1.00%)
 Dow Chemical                                            9,100                453,635
 E. I. Du Pont de Nemours                                9,800                502,152
                                                                              955,787
CHEMICALS-SPECIALTY (0.19%)
 Cabot                                                   3,600                120,348
 Ferro                                                   1,800                 33,876
 Minerals Technologies                                     400                 26,312
                                                                              180,536
CIRCUIT BOARDS (0.33%)
 Jabil Circuit /1/                                      10,900                310,868
COMMERCIAL BANKS (0.56%)
 First Horizon National                                  4,900                199,871
 Synovus Financial                                      12,000                334,320
                                                                              534,191
COMMERCIAL SERVICE-FINANCE (0.14%)
 Moody's                                                 1,700                137,462
COMPUTER SERVICES (0.09%)
 Affiliated Computer Services /1/                        1,700                 90,508
COMPUTERS (1.34%)
 Gateway /1/                                            11,800                 47,554
 Hewlett-Packard                                        11,700                256,698
 International Business Machines                         8,600                785,868
 Research In Motion /1/                                  2,500                191,050
                                                                            1,281,170
COMPUTERS-INTEGRATED SYSTEMS (1.69%)
 Dell /1/                                               42,000              1,613,640
COMPUTERS-MEMORY DEVICES (0.42%)
 EMC /1/                                                32,600                401,632
COMPUTERS-PERIPHERAL EQUIPMENT (0.04%)
 Lexmark International /1/                                 500                 39,985
CONSULTING SERVICES (0.42%)
 Accenture /1/                                           7,300                176,295
 Advisory Board /1/                                      5,200                227,240
                                                                              403,535
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COSMETICS & TOILETRIES (2.43%)
                                                                          $
 Colgate-Palmolive                                       4,900                255,633
 Gillette                                                8,900                449,272
 Kimberly-Clark                                          3,500                230,055
 Procter & Gamble                                       26,100              1,383,300
                                                                            2,318,260
CRUISE LINES (0.55%)
 Carnival                                                6,800                352,308
 Royal Caribbean Cruises                                 3,800                169,822
                                                                              522,130
DATA PROCESSING & MANAGEMENT (0.93%)
 Automatic Data Processing                               6,400                287,680
 First Data                                              7,200                283,032
 Fiserv /1/                                              1,000                 39,800
 VERITAS Software /1/                                   11,900                276,318
                                                                              886,830
DECISION SUPPORT SOFTWARE (0.11%)
 NetIQ /1/                                               8,800                100,584
DISPOSABLE MEDICAL PRODUCTS (0.09%)
 C.R. Bard                                               1,200                 81,696
DISTRIBUTION-WHOLESALE (0.18%)
 CDW                                                     3,100                175,708
DIVERSIFIED MANUFACTURING OPERATIONS (7.22%)
 3M                                                      6,700                574,123
 Danaher                                                 7,500                400,575
 General Electric                                      105,000              3,786,300
 Honeywell International                                18,100                673,501
 Illinois Tool Works                                     1,100                 98,483
 ITT Industries                                          1,500                135,360
 Roper Industries                                          900                 58,950
 Teleflex                                                1,700                 87,006
 Tyco International                                     31,600              1,068,080
                                                                            6,882,378
DIVERSIFIED MINERALS (0.11%)
 BHP Billiton                                            3,600                100,728
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.08%)
 Cendant                                                 3,900                 80,106
E-COMMERCE-SERVICES (0.20%)
 InterActiveCorp /1/                                     6,100                135,847
 Monster Worldwide /1/                                   1,800                 50,490
                                                                              186,337
ELECTRIC-GENERATION (0.05%)
 AES /1/                                                 2,700                 44,226
ELECTRIC-INTEGRATED (3.12%)
 Black Hills                                               800                 26,456
 CMS Energy /1/                                          2,500                 32,600
 Constellation Energy Group                              2,600                134,420
 Dominion Resources                                      2,600                193,518
 Duke Energy                                            16,800                470,568
 Edison International                                    5,300                184,016
 El Paso Electric /1/                                    2,800                 53,200
 Entergy                                                 2,900                204,914
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
                                                                          $
 Exelon                                                  7,800                357,942
 FirstEnergy                                             5,700                239,115
 FPL Group                                               3,800                152,570
 NiSource                                                5,400                123,066
 PG&E                                                    2,800                 95,480
 Pinnacle West Capital                                   2,800                119,028
 PPL                                                     3,400                183,566
 Southern                                                1,700                 54,111
 TECO Energy                                             6,700                105,056
 TXU                                                     2,300                183,149
 Xcel Energy                                             3,400                 58,412
                                                                            2,971,187
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.13%)
 Flextronics International /1/                          10,500                126,420
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.16%)
 Intel                                                  65,400              1,519,242
 National Semiconductor                                 13,300                274,113
 Xilinx                                                  9,000                263,070
                                                                            2,056,425
ENTERPRISE SOFTWARE & SERVICE (0.70%)
 Oracle /1/                                             53,400                666,432
ENTERTAINMENT SOFTWARE (0.09%)
 Electronic Arts /1/                                     1,700                 88,026
FIDUCIARY BANKS (0.81%)
 Investors Financial Services                            4,300                210,313
 State Street                                           12,800                559,616
                                                                              769,929
FILTRATION & SEPARATION PRODUCTS (0.09%)
 Pall                                                    3,300                 89,496
FINANCE-COMMERCIAL (0.16%)
 CapitalSource /1/                                       6,700                154,100
FINANCE-CONSUMER LOANS (0.41%)
 First Marblehead /1/                                    2,200                126,566
 SLM                                                     5,400                269,136
                                                                              395,702
FINANCE-CREDIT CARD (0.68%)
 American Express                                        9,900                508,563
 Providian Financial /1/                                 8,100                138,996
                                                                              647,559
FINANCE-INVESTMENT BANKER & BROKER (5.19%)
 Charles Schwab                                         15,400                161,854
 Citigroup                                              62,660              2,815,941
 E*Trade Financial /1/                                   8,500                102,000
 Goldman Sachs Group                                     4,400                483,956
 Legg Mason                                              1,300                101,582
 Lehman Brothers Holdings                                2,700                254,232
 Merrill Lynch                                           8,500                481,100
 Morgan Stanley                                          9,600                549,600
                                                                            4,950,265
FINANCE-MORTGAGE LOAN/BANKER (0.58%)
 Countrywide Financial                                   3,500                113,610
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-MORTGAGE LOAN/BANKER (CONTINUED)
                                                                          $
 Federal National Mortgage Association                   8,000                435,600
                                                                              549,210
FINANCIAL GUARANTEE INSURANCE (0.31%)
 MGIC Investment                                         2,400                148,008
 Radian Group                                            3,000                143,220
                                                                              291,228
FOOD-CONFECTIONERY (0.13%)
 Hershey Foods                                           2,000                120,920
FOOD-MISCELLANEOUS/DIVERSIFIED (0.79%)
 Campbell Soup                                           6,200                179,924
 General Mills                                           6,200                304,730
 H.J. Heinz                                              2,200                 81,048
 Kellogg                                                 4,400                190,388
                                                                              756,090
FOOD-RETAIL (0.09%)
 Kroger /1/                                              5,200                 83,356
FOOD-WHOLESALE & DISTRIBUTION (0.23%)
 Sysco                                                   6,000                214,800
GOLD MINING (0.17%)
 Newmont Mining                                          3,900                164,775
HOME DECORATION PRODUCTS (0.04%)
 Newell Rubbermaid                                       1,700                 37,298
HOTELS & MOTELS (0.27%)
 Marriott International                                  3,900                260,754
HUMAN RESOURCES (0.08%)
 Robert Half International                               3,000                 80,880
INSTRUMENTS-SCIENTIFIC (0.03%)
 Waters /1/                                                900                 32,211
INSURANCE BROKERS (0.41%)
 Marsh & McLennan                                       10,900                331,578
 Willis Group Holdings                                   1,700                 62,679
                                                                              394,257
INTERNET APPLICATION SOFTWARE (0.04%)
 MatrixOne /1/                                           8,400                 40,068
INTERNET BROKERS (0.43%)
 Ameritrade Holding /1/                                 40,000                408,400
INTERNET CONTENT-INFORMATION & NEWS (0.20%)
 CNET Networks /1/                                      20,400                192,576
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.22%)
 Franklin Resources                                      3,100                212,815
LEISURE & RECREATION PRODUCTS (0.36%)
 Brunswick                                               3,900                182,715
 WMS Industries /1/                                      5,700                160,512
                                                                              343,227
LIFE & HEALTH INSURANCE (0.29%)
 Aflac                                                   4,300                160,218
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                          $
 Genworth Financial                                      4,100                112,832
                                                                              273,050
LINEN SUPPLY & RELATED ITEMS (0.06%)
 Cintas                                                  1,300                 53,703
MACHINERY-FARM (0.39%)
 Deere                                                   5,500                369,215
MEDICAL INSTRUMENTS (1.44%)
 Biomet                                                  2,400                 87,120
 Boston Scientific /1/                                   8,100                237,249
 Guidant                                                 2,700                199,530
 Medtronic                                              13,900                708,205
 St. Jude Medical /1/                                    3,800                136,800
                                                                            1,368,904
MEDICAL LABORATORY & TESTING SERVICE (0.14%)
 Laboratory Corp. of America Holdings /1/                1,700                 81,940
 Quest Diagnostics                                         500                 52,565
                                                                              134,505
MEDICAL PRODUCTS (2.52%)
 Baxter International                                    7,100                241,258
 Johnson & Johnson                                      26,900              1,806,604
 Stryker                                                 4,900                218,589
 Zimmer Holdings /1/                                     1,800                140,058
                                                                            2,406,509
MEDICAL-BIOMEDICAL/GENE (1.19%)
 Amgen /1/                                              12,500                727,625
 Biogen Idec /1/                                         3,700                127,687
 Chiron /1/                                              1,600                 56,096
 Genentech /1/                                           2,600                147,186
 Genzyme /1/                                             1,400                 80,136
                                                                            1,138,730
MEDICAL-DRUGS (4.39%)
 Abbott Laboratories                                    12,100                564,102
 Bristol-Myers Squibb                                    3,100                 78,926
 Cephalon /1/                                              900                 42,147
 Elan /1/                                                3,000                  9,720
 Eli Lilly                                              10,500                547,050
 Merck                                                  18,100                585,897
 Pfizer                                                 60,400              1,586,708
 Schering-Plough                                        12,100                219,615
 Wyeth                                                  13,000                548,340
                                                                            4,182,505
MEDICAL-GENERIC DRUGS (0.04%)
 Watson Pharmaceutical /1/                               1,200                 36,876
MEDICAL-HMO (1.41%)
 UnitedHealth Group                                      9,500                906,110
 WellPoint /1/                                           3,500                438,725
                                                                            1,344,835
MEDICAL-HOSPITALS (0.34%)
 Community Health Systems /1/                            4,400                153,604
 HCA                                                     2,100                112,497
 Health Management Associates                            2,400                 62,832
                                                                              328,933
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.27%)
                                                                          $
 Cardinal Health                                         4,600                256,680
METAL-ALUMINUM (0.30%)
 Alcoa                                                   9,500                288,705
MISCELLANEOUS INVESTING (0.41%)
 Archstone-Smith Trust                                   4,800                163,728
 Equity Office Properties Trust                          4,700                141,611
 Simon Property Group                                    1,400                 84,812
                                                                              390,151
MONEY CENTER BANKS (2.21%)
 Bank of America                                        26,686              1,176,852
 JP Morgan Chase                                        26,988                933,785
                                                                            2,110,637
MULTI-LINE INSURANCE (2.50%)
 American International Group                           24,300              1,346,463
 Assurant                                                3,400                114,580
 Hartford Financial Services Group                       3,900                267,384
 Prudential Financial                                    5,300                304,220
 Safeco                                                  2,500                121,775
 XL Capital                                              3,100                224,347
                                                                            2,378,769
MULTIMEDIA (2.44%)
 E.W. Scripps                                            2,000                 97,500
 Gannett                                                 2,200                173,976
 McGraw-Hill                                             1,500                130,875
 Meredith                                                  500                 23,375
 News                                                   25,700                434,844
 Time Warner /1/                                        47,400                831,870
 Viacom                                                 16,800                585,144
 Walt Disney                                             1,800                 51,714
                                                                            2,329,298
NETWORKING PRODUCTS (1.25%)
 Cisco Systems /1/                                      56,400              1,008,996
 Juniper Networks /1/                                    3,900                 86,034
 Lucent Technologies /1/                                33,900                 93,225
                                                                            1,188,255
NON-HAZARDOUS WASTE DISPOSAL (0.21%)
 Allied Waste Industries /1/                             3,300                 24,123
 Republic Services                                       3,900                130,572
 Waste Management                                        1,700                 49,045
                                                                              203,740
OFFICE AUTOMATION & EQUIPMENT (0.08%)
 Pitney Bowes                                            1,600                 72,192
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                            900                 55,737
OIL & GAS DRILLING (0.30%)
 Nabors Industries /1/                                   1,200                 70,968
 Transocean Sedco Forex /1/                              4,100                210,986
                                                                              281,954
OIL COMPANY-EXPLORATION & PRODUCTION (0.76%)
 Anadarko Petroleum                                      2,000                152,200
 Devon Energy                                            2,400                114,600
 EOG Resources                                           2,000                 97,480
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
                                                                          $
 Murphy Oil                                              2,600                256,698
 XTO Energy                                              3,200                105,088
                                                                              726,066
OIL COMPANY-INTEGRATED (5.91%)
 ChevronTexaco                                          20,000              1,166,200
 ConocoPhillips                                          5,600                603,904
 Exxon Mobil                                            57,800              3,444,880
 Occidental Petroleum                                    2,300                163,691
 Total                                                   2,200                257,906
                                                                            5,636,581
OIL FIELD MACHINERY & EQUIPMENT (0.36%)
 FMC Technologies /1/                                    3,500                116,130
 Grant Prideco /1/                                       7,000                169,120
 National-Oilwell Varco /1/                              1,300                 60,710
                                                                              345,960
OIL REFINING & MARKETING (0.05%)
 Sunoco                                                    500                 51,760
OIL-FIELD SERVICES (0.91%)
 Baker Hughes                                            4,700                209,103
 BJ Services                                             1,800                 93,384
 Schlumberger                                            8,000                563,840
                                                                              866,327
OPTICAL SUPPLIES (0.13%)
 Bausch & Lomb                                           1,700                124,610
PAPER & RELATED PRODUCTS (0.62%)
 Bowater                                                   800                 30,136
 International Paper                                     6,900                253,851
 MeadWestvaco                                            3,000                 95,460
 Potlatch                                                1,800                 84,726
 Weyerhaeuser                                            1,800                123,300
                                                                              587,473
PHARMACY SERVICES (0.26%)
 Caremark Rx /1/                                         3,800                151,164
 Medco Health Solutions /1/                              1,900                 94,183
                                                                              245,347
PIPELINES (0.27%)
 Dynegy /1/                                              8,200                 32,062
 Williams                                               11,900                223,839
                                                                              255,901
PROPERTY & CASUALTY INSURANCE (0.85%)
 ACE                                                     2,800                115,556
 Progressive                                             3,400                311,984
 St. Paul                                               10,415                382,543
                                                                              810,083
PUBLISHING-NEWSPAPERS (0.27%)
 Dow Jones                                               1,300                 48,581
 Tribune                                                 2,900                115,623
 Washington Post                                           100                 89,400
                                                                              253,604
REGIONAL BANKS (3.08%)
 Fifth Third Bancorp                                     4,800                206,304
 SunTrust Banks                                          2,400                172,968
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                          $
 U.S. Bancorp                                           44,200              1,273,844
 Wachovia                                               13,900                707,649
 Wells Fargo                                             9,700                580,060
                                                                            2,940,825
REINSURANCE (0.24%)
 AXIS Capital Holdings                                   8,300                224,432
RETAIL-APPAREL & SHOE (0.41%)
 Hot Topic /1/                                           8,800                192,280
 Ross Stores                                             6,700                195,238
                                                                              387,518
RETAIL-AUTO PARTS (0.09%)
 O'Reilly Automotive /1/                                 1,700                 84,201
RETAIL-BUILDING PRODUCTS (1.21%)
 Home Depot                                             19,900                760,976
 Lowe's                                                  6,900                393,921
                                                                            1,154,897
RETAIL-CONSUMER ELECTRONICS (0.19%)
 Best Buy                                                3,300                178,233
RETAIL-DISCOUNT (2.61%)
 Family Dollar Stores                                    7,800                236,808
 Target                                                 10,900                545,218
 TJX                                                     5,600                137,928
 Wal-Mart Stores                                        31,200              1,563,432
                                                                            2,483,386
RETAIL-DRUG STORE (0.78%)
 CVS                                                     5,000                263,100
 Walgreen                                               10,900                484,178
                                                                              747,278
RETAIL-JEWELRY (0.05%)
 Tiffany                                                 1,400                 48,328
RETAIL-OFFICE SUPPLIES (0.13%)
 Staples                                                 4,000                125,720
RETAIL-REGIONAL DEPARTMENT STORE (0.61%)
 Kohl's /1/                                             11,300                583,419
RETAIL-RESTAURANTS (0.84%)
 McDonald's                                              9,700                302,058
 Outback Steakhouse                                      4,000                183,160
 Panera Bread /1/                                        3,500                197,855
 Yum! Brands                                             2,200                113,982
                                                                              797,055
SCHOOLS (0.12%)
 Apollo Group /1/                                        1,600                118,496
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.55%)
 Analog Devices                                          9,600                346,944
 Linear Technology                                       4,600                176,226
                                                                              523,170
SEMICONDUCTOR EQUIPMENT (0.43%)
 Applied Materials /1/                                   1,600                 26,000
 ASM Lithography Holding /1/                            11,500                192,855
 Kla-Tencor /1/                                          2,800                128,828
                                            Shares

                                            Held                             Value

--------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR EQUIPMENT (CONTINUED)
                                                                          $
 Novellus Systems /1/                                    2,300                 61,479
                                                                              409,162
STEEL PRODUCERS (0.22%)
 Nucor                                                   3,600                207,216
TELECOMMUNICATION EQUIPMENT (0.54%)
 Comverse Technology /1/                                 2,700                 68,094
 Qualcomm                                               12,100                443,465
                                                                              511,559
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.18%)
 Corning /1/                                            15,000                166,950
TELECOMMUNICATION SERVICES (0.48%)
 Telus                                                  15,000                462,150
TELEPHONE-INTEGRATED (1.37%)
 Sprint                                                 29,600                673,400
 Verizon Communications                                 17,800                631,900
                                                                            1,305,300
TELEVISION (0.20%)
 Univision Communications /1/                            7,000                193,830
THERAPEUTICS (0.23%)
 Gilead Sciences /1/                                     6,200                221,960
TOBACCO (1.57%)
 Altria Group                                           22,900              1,497,431
TOYS (0.14%)
 Hasbro                                                  2,200                 44,990
 Mattel                                                  4,100                 87,535
                                                                              132,525
TRANSPORT-RAIL (0.63%)
 CSX                                                     8,600                358,190
 Union Pacific                                           3,500                243,950
                                                                              602,140
TRANSPORT-SERVICES (0.59%)
 FedEx                                                   2,500                234,875
 United Parcel Service                                   4,500                327,330
                                                                              562,205
WEB PORTALS (0.57%)
 Yahoo /1/                                              15,900                539,010
WIRELESS EQUIPMENT (0.72%)
 Crown Castle International /1/                         13,900                223,234
 Motorola                                               25,700                384,729
 Nokia                                                   5,200                 80,236
                                                                              688,199
                                          TOTAL COMMON STOCKS              93,572,837

                                            Principal

                                            Amount                           Value

--------------------------------------------------------------------------------------------
TAX-EXEMPT BONDS (0.05%)
 U.S. Treasury /2/
                                                       $                  $
  2.65%; 04/21/05                                       50,000                 49,928
                                       TOTAL TAX-EXEMPT BONDS                  49,928
                                                                          -----------

                         TOTAL PORTFOLIO INVESTMENTS (98.22%)              93,622,765
CASH AND RECEIVABLES, NET OF LIABILITIES (1.78%)                            1,701,062
                                   TOTAL NET ASSETS (100.00%)             $95,323,827
                                                                          -------------




  Contract                  Opening       Current      Unrealized
    Type      Commitment  Market Value  Market Value   Gain (Loss)
-------------------------------------------------------------------
FUTURES CONTRACTS
14 S&P eMini    Buy         $850,648      $828,730      $(21,918)
June, 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $49,928 or 0.05% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 9,573,165
Unrealized Depreciation                       (4,144,905)
                                             -----------
Net Unrealized Appreciation (Depreciation)     5,428,260
Cost for federal income tax purposes         $88,194,505

                            SCHEDULE OF INVESTMENTS
                         LARGECAP GROWTH EQUITY ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (95.96%)
ADVERTISING SERVICES (0.09%)
                                                                        $
 Getty Images /1/                                        400                 28,444
AEROSPACE & DEFENSE (1.81%)
 Boeing                                                8,700                508,602
 Rockwell Collins                                      1,400                 66,626
                                                                            575,228
AEROSPACE & DEFENSE EQUIPMENT (1.66%)
 General Dynamics                                        200                 21,410
 Lockheed Martin                                       5,400                329,724
 United Defense Industries                               600                 44,052
 United Technologies                                   1,300                132,158
                                                                            527,344
APPAREL MANUFACTURERS (0.39%)
 Coach /1/                                             1,800                101,934
 Columbia Sportswear /1/                                 400                 21,292
                                                                            123,226
APPLIANCES (0.11%)
 Maytag                                                2,400                 33,528
APPLICATIONS SOFTWARE (0.72%)
 Microsoft                                             9,500                229,615
ATHLETIC FOOTWEAR (0.26%)
 Nike                                                  1,000                 83,310
AUDIO & VIDEO PRODUCTS (0.45%)
 Harman International Industries                       1,600                141,536
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.58%)
 Oshkosh Truck                                           400                 32,796
 Paccar                                                2,100                152,019
                                                                            184,815
BUILDING PRODUCTS-AIR & HEATING (0.59%)
 American Standard                                     4,000                185,920
BUILDING-MAINTENANCE & SERVICE (0.23%)
 Ecolab                                                2,200                 72,710
BUILDING-RESIDENTIAL & COMMERCIAL (0.10%)
 Centex                                                  200                 11,454
 DR Horton                                               666                 19,474
                                                                             30,928
CASINO HOTELS (0.16%)
 MGM Mirage /1/                                          700                 49,574
CHEMICALS-DIVERSIFIED (1.37%)
 Dow Chemical                                          7,800                388,830
 Georgia Gulf                                          1,000                 45,980
                                                                            434,810
COATINGS & PAINT (0.37%)
 Sherwin-Williams                                      2,700                118,773
COMMERCIAL SERVICE-FINANCE (0.08%)
 Moody's                                                 300                 24,258
COMMERCIAL SERVICES (0.18%)
 Alliance Data Systems /1/                               900                 36,360
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL SERVICES (CONTINUED)
                                                                        $
 Convergys /1/                                         1,300                 19,409
                                                                             55,769
COMPUTER AIDED DESIGN (0.87%)
 Autodesk                                              9,300                276,768
COMPUTER SERVICES (0.41%)
 Affiliated Computer Services /1/                        800                 42,592
 Cognizant Technology Solutions /1/                      800                 36,960
 FactSet Research Systems                              1,500                 49,515
                                                                            129,067
COMPUTERS (1.86%)
 Apple Computer /1/                                    5,400                225,018
 International Business Machines                       4,000                365,520
                                                                            590,538
COMPUTERS-INTEGRATED SYSTEMS (4.96%)
 Dell /1/                                             39,700              1,525,274
 NCR /1/                                               1,500                 50,610
                                                                          1,575,884
COMPUTERS-MEMORY DEVICES (0.48%)
 Network Appliance /1/                                 5,500                152,130
COMPUTERS-PERIPHERAL EQUIPMENT (0.25%)
 Lexmark International /1/                             1,000                 79,970
CONSUMER PRODUCTS-MISCELLANEOUS (0.10%)
 Fortune Brands                                          300                 24,189
 Fossil /1/                                              300                  7,778
                                                                             31,967
COSMETICS & TOILETRIES (1.95%)
 Gillette                                              4,400                222,112
 Kimberly-Clark                                        2,900                190,617
 Procter & Gamble                                      3,900                206,700
                                                                            619,429
DATA PROCESSING & MANAGEMENT (1.62%)
 First Data                                           11,800                463,858
 Fiserv /1/                                            1,300                 51,740
                                                                            515,598
DENTAL SUPPLIES & EQUIPMENT (0.03%)
 Dentsply International                                  200                 10,882
DIALYSIS CENTERS (0.05%)
 Renal Care Group /1/                                    400                 15,176
DISPOSABLE MEDICAL PRODUCTS (0.45%)
 C.R. Bard                                             2,100                142,968
DISTRIBUTION-WHOLESALE (0.34%)
 Fastenal                                                600                 33,186
 W.W. Grainger                                         1,200                 74,724
                                                                            107,910
DIVERSIFIED MANUFACTURING OPERATIONS (1.30%)
 3M                                                      300                 25,707
 Danaher                                               2,500                133,525
 General Electric                                        800                 28,848
 Illinois Tool Works                                   2,500                223,825
                                                                            411,905
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.07%)
                                                                        $
 Cendant                                               1,100                 22,594
DRUG DELIVERY SYSTEMS (0.05%)
 Hospira /1/                                             500                 16,135
ELECTRIC PRODUCTS-MISCELLANEOUS (0.25%)
 Emerson Electric                                      1,200                 77,916
ELECTRIC-INTEGRATED (0.18%)
 TXU                                                     700                 55,741
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.05%)
 Cree /1/                                                900                 19,575
 Freescale Semiconductor /1/                             164                  2,829
 Intel                                                13,400                311,282
                                                                            333,686
ELECTRONIC CONNECTORS (0.16%)
 Amphenol /1/                                          1,400                 51,856
ELECTRONIC FORMS (1.14%)
 Adobe Systems                                         5,400                362,718
ELECTRONICS-MILITARY (0.05%)
 Engineered Support Systems                              300                 16,056
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.25%)
 Fluor                                                   800                 44,344
 Jacobs Engineering Group /1/                            700                 36,344
                                                                             80,688
ENTERPRISE SOFTWARE & SERVICE (0.54%)
 Oracle /1/                                           13,700                170,976
FINANCE-CONSUMER LOANS (0.05%)
 First Marblehead /1/                                    300                 17,259
FINANCE-CREDIT CARD (1.15%)
 MBNA                                                 14,900                365,795
FINANCE-MORTGAGE LOAN/BANKER (2.11%)
 Federal Home Loan Mortgage                            1,400                 88,480
 Federal National Mortgage Association                10,700                582,615
                                                                            671,095
FINANCE-OTHER SERVICES (0.12%)
 Chicago Mercantile Exchange                             200                 38,806
FINANCIAL GUARANTEE INSURANCE (0.46%)
 Ambac Financial Group                                 1,200                 89,700
 Radian Group                                          1,200                 57,288
                                                                            146,988
FOOD-CONFECTIONERY (0.33%)
 Hershey Foods                                         1,000                 60,460
 Wm. Wrigley Jr.                                         700                 45,899
                                                                            106,359
FOOD-MISCELLANEOUS/DIVERSIFIED (0.03%)
 Sara Lee                                                500                 11,080
FOOTWEAR & RELATED APPAREL (0.04%)
 Timberland /1/                                          200                 14,186
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (0.02%)
                                                                        $
 Southwestern Energy /1/                                 100                  5,676
HEALTH CARE COST CONTAINMENT (0.29%)
 McKesson                                              2,400                 90,600
HOSPITAL BEDS & EQUIPMENT (0.08%)
 Kinetic Concepts /1/                                    400                 23,860
HOTELS & MOTELS (0.72%)
 Marriott International                                2,500                167,150
 Starwood Hotels & Resorts Worldwide                   1,000                 60,030
                                                                            227,180
HUMAN RESOURCES (0.07%)
 Robert Half International                               800                 21,568
INDUSTRIAL AUTOMATION & ROBOTS (0.54%)
 Rockwell Automation                                   3,000                169,920
INSURANCE BROKERS (0.31%)
 Brown & Brown                                           300                 13,827
 Marsh & McLennan                                      2,800                 85,176
                                                                             99,003
INTERNET INFRASTRUCTURE SOFTWARE (0.04%)
 TIBCO Software /1/                                    1,800                 13,410
INTERNET SECURITY (0.59%)
 Symantec /1/                                          7,600                162,108
 VeriSign /1/                                            900                 25,830
                                                                            187,938
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.14%)
 Eaton Vance                                             500                 11,720
 Franklin Resources                                      500                 34,325
                                                                             46,045
LIFE & HEALTH INSURANCE (0.20%)
 Aflac                                                 1,700                 63,342
MACHINERY-CONSTRUCTION & MINING (0.14%)
 Caterpillar                                             500                 45,720
MACHINERY-PUMPS (0.04%)
 Graco                                                   300                 12,108
MEDICAL INSTRUMENTS (0.67%)
 Biomet                                                  800                 29,040
 Guidant                                               2,500                184,750
                                                                            213,790
MEDICAL LABORATORY & TESTING SERVICE (0.10%)
 Covance /1/                                             700                 33,327
MEDICAL PRODUCTS (7.24%)
 Becton Dickinson                                      2,200                128,524
 Cooper                                                  100                  7,290
 Johnson & Johnson                                    29,900              2,008,084
 Stryker                                                 900                 40,149
 Zimmer Holdings /1/                                   1,500                116,715
                                                                          2,300,762
MEDICAL-BIOMEDICAL/GENE (0.13%)
 Charles River Laboratories International
  /1/                                                    900                 42,336
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-DRUGS (5.64%)
                                                                        $
 Merck                                                23,600                763,932
 Pfizer                                               39,100              1,027,157
                                                                          1,791,089
MEDICAL-HMO (4.39%)
 Aetna                                                 4,200                314,790
 AMERIGROUP /1/                                          300                 10,968
 Coventry Health Care /1/                              1,100                 74,954
 Health Net /1/                                        1,200                 39,252
 UnitedHealth Group                                    9,100                867,958
 WellPoint /1/                                           700                 87,745
                                                                          1,395,667
MEDICAL-HOSPITALS (0.07%)
 Universal Health Services                               400                 20,960
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.56%)
 Lincare Holdings /1/                                  4,000                176,920
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.61%)
 AmerisourceBergen                                     2,200                126,038
 Cardinal Health                                       1,200                 66,960
                                                                            192,998
METAL PROCESSORS & FABRICATION (0.22%)
 Precision Castparts                                     600                 46,206
 Worthington Industries                                1,200                 23,136
                                                                             69,342
MISCELLANEOUS INVESTING (0.03%)
 Regency Centers                                         200                  9,526
MOTORCYCLE & MOTOR SCOOTER (1.47%)
 Harley-Davidson                                       8,100                467,856
MULTI-LINE INSURANCE (0.42%)
 American International Group                          2,400                132,984
MULTIMEDIA (0.22%)
 McGraw-Hill                                             800                 69,800
NETWORKING PRODUCTS (0.22%)
 Cisco Systems /1/                                     2,600                 46,514
 Juniper Networks /1/                                  1,100                 24,266
                                                                             70,780
OFFICE SUPPLIES & FORMS (0.14%)
 Avery Dennison                                          700                 43,351
OIL & GAS DRILLING (0.47%)
 Patterson-UTI Energy                                  4,800                120,096
 Pride International /1/                               1,200                 29,808
                                                                            149,904
OIL COMPANY-EXPLORATION & PRODUCTION (1.35%)
 Burlington Resources                                  3,800                190,266
 EOG Resources                                         3,300                160,842
 Murphy Oil                                              300                 29,619
 XTO Energy                                            1,466                 48,143
                                                                            428,870
OIL COMPANY-INTEGRATED (5.42%)
 ChevronTexaco                                           200                 11,662
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (CONTINUED)
                                                                        $
 Exxon Mobil                                          28,700              1,710,520
                                                                          1,722,182
OIL FIELD MACHINERY & EQUIPMENT (1.03%)
 FMC Technologies /1/                                  1,400                 46,452
 Grant Prideco /1/                                     1,300                 31,408
 National-Oilwell Varco /1/                            2,400                112,080
 Smith International                                   2,200                138,006
                                                                            327,946
OIL-FIELD SERVICES (1.00%)
 Baker Hughes                                          1,600                 71,184
 BJ Services                                           3,200                166,016
 Cal Dive International /1/                              600                 27,180
 Halliburton                                           1,200                 51,900
                                                                            316,280
OPTICAL SUPPLIES (0.16%)
 Bausch & Lomb                                           700                 51,310
PHARMACY SERVICES (0.20%)
 Caremark Rx /1/                                         700                 27,846
 Express Scripts /1/                                     400                 34,876
                                                                             62,722
PIPELINES (0.36%)
 Equitable Resources                                     700                 40,208
 Kinder Morgan                                           400                 30,280
 Western Gas Resources                                 1,300                 44,785
                                                                            115,273
REAL ESTATE OPERATOR & DEVELOPER (0.17%)
 St. Joe                                                 800                 53,840
RECREATIONAL VEHICLES (0.11%)
 Polaris Industries                                      500                 35,115
RENTAL-AUTO & EQUIPMENT (0.27%)
 Rent-A-Center /1/                                     3,100                 84,661
RESEARCH & DEVELOPMENT (0.05%)
 Pharmaceutical Product Development /1/                  300                 14,535
RETAIL-APPAREL & SHOE (2.26%)
 Abercrombie & Fitch                                   1,700                 97,308
 Aeropostale /1/                                         800                 26,200
 American Eagle Outfitters                             8,200                242,310
 Chico's FAS /1/                                       1,800                 50,868
 Nordstrom                                             1,300                 71,994
 Pacific Sunwear of California /1/                       900                 25,182
 Ross Stores                                             700                 20,398
 Urban Outfitters /1/                                  3,800                182,286
                                                                            716,546
RETAIL-ARTS & CRAFTS (0.09%)
 Michaels Stores                                         800                 29,040
RETAIL-AUTO PARTS (0.11%)
 Autozone /1/                                            400                 34,280
RETAIL-BEDDING (0.76%)
 Bed Bath & Beyond /1/                                 6,600                241,164
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BUILDING PRODUCTS (5.93%)
                                                                        $
 Home Depot                                           38,500              1,472,240
 Lowe's                                                7,200                411,048
                                                                          1,883,288
RETAIL-CATALOG SHOPPING (0.04%)
 MSC Industrial Direct                                   400                 12,224
RETAIL-DISCOUNT (2.88%)
 Costco Wholesale                                      1,200                 53,016
 Dollar General                                        4,700                102,977
 Dollar Tree Stores /1/                                4,000                114,920
 Family Dollar Stores                                  1,300                 39,468
 Target                                                5,400                270,108
 TJX                                                   6,600                162,558
 Wal-Mart Stores                                       3,400                170,374
                                                                            913,421
RETAIL-DRUG STORE (0.84%)
 Walgreen                                              6,000                266,520
RETAIL-HOME FURNISHINGS (0.16%)
 Pier 1 Imports                                        2,800                 51,044
RETAIL-OFFICE SUPPLIES (0.18%)
 Staples                                               1,800                 56,574
RETAIL-RESTAURANTS (2.67%)
 Applebees International                               2,900                 79,924
 Brinker International /1/                             1,900                 68,818
 McDonald's                                            1,000                 31,140
 Outback Steakhouse                                    2,300                105,317
 Starbucks /1/                                         9,800                506,268
 Yum! Brands                                           1,100                 56,991
                                                                            848,458
RETAIL-VIDEO RENTAL (0.04%)
 Blockbuster                                           1,600                 14,128
SCHOOLS (0.36%)
 Apollo Group /1/                                        700                 51,842
 ITT Educational Services /1/                          1,300                 63,050
                                                                            114,892
STEEL PRODUCERS (0.74%)
 Nucor                                                 4,100                235,996
TELECOMMUNICATION EQUIPMENT (2.58%)
 Harris                                                2,000                 65,300
 Qualcomm                                             20,600                754,990
                                                                            820,290
TELEPHONE-INTEGRATED (1.11%)
 Verizon Communications                                9,900                351,450
TEXTILE-HOME FURNISHINGS (0.35%)
 Mohawk Industries /1/                                 1,300                109,590
TOBACCO (4.28%)
 Altria Group                                         20,800              1,360,112
TOOLS-HAND HELD (0.62%)
 Black & Decker                                        2,500                197,475
                                              Shares

                                              Held                         Value

------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-AIR FREIGHT (0.19%)
                                                                        $
 CNF                                                   1,300                 60,827
TRANSPORT-SERVICES (1.06%)
 C.H. Robinson Worldwide                               1,200                 61,836
 Expeditors International of Washington                2,700                144,585
 FedEx                                                 1,400                131,530
                                                                            337,951
TRANSPORT-TRUCK (0.40%)
 J.B. Hunt Transport Services                          2,100                 91,917
 Landstar System /1/                                   1,100                 36,025
                                                                            127,942
TRUCKING & LEASING (0.07%)
 Ryder System                                            500                 20,850
WEB PORTALS (0.37%)
 Google /1/                                              300                 54,153
 Yahoo /1/                                             1,900                 64,410
                                                                            118,563
WIRELESS EQUIPMENT (0.12%)
 Motorola                                              2,600                 38,922
                                        TOTAL COMMON STOCKS              30,481,957
                                                                        -----------

                       TOTAL PORTFOLIO INVESTMENTS (95.96%)              30,481,957
CASH, RECEIVABLES AND OTHER ASSETS, NET OF LIABILITIES
 (4.04%)                                                                  1,283,646
                                 TOTAL NET ASSETS (100.00%)             $31,765,603
                                                                        -------------

 Contract                 Opening       Current      Unrealized
   Type     Commitment  Market Value  Market Value   Gain (Loss)
-----------------------------------------------------------------
FUTURES CONTRACTS
2 S&P 500     Buy         $607,389      $591,950      $(15,439)
June, 2005
Futures


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 2,571,003
Unrealized Depreciation                       (1,135,016)
                                             -----------
Net Unrealized Appreciation (Depreciation)     1,435,987
Cost for federal income tax purposes         $29,045,970

                            SCHEDULE OF INVESTMENTS
                          LARGECAP STOCK INDEX ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (97.60%)
ADVERTISING AGENCIES (0.19%)
                                                                                 $
 Interpublic Group /1/                                          6,026                  73,999
 Omnicom Group                                                  2,654                 234,932
                                                                                      308,931
AEROSPACE & DEFENSE (0.84%)
 Boeing                                                        11,861                 693,394
 Northrop Grumman                                               5,133                 277,080
 Raytheon                                                       6,456                 249,847
 Rockwell Collins                                               2,541                 120,926
                                                                                    1,341,247
AEROSPACE & DEFENSE EQUIPMENT (0.92%)
 General Dynamics                                               2,851                 305,200
 Goodrich                                                       1,711                  65,514
 Lockheed Martin                                                5,720                 349,263
 United Technologies                                            7,298                 741,915
                                                                                    1,461,892
AGRICULTURAL OPERATIONS (0.15%)
 Monsanto                                                       3,794                 244,713
AIRLINES (0.10%)
 Delta Air Lines /1/ /2/                                        1,992                   8,067
 Southwest Airlines                                            10,499                 149,506
                                                                                      157,573
APPAREL MANUFACTURERS (0.23%)
 Coach /1/                                                      2,725                 154,317
 Jones Apparel Group                                            1,744                  58,407
 Liz Claiborne                                                  1,547                  62,081
 VF                                                             1,425                  84,274
                                                                                      359,079
APPLIANCES (0.05%)
 Maytag /2/                                                     1,133                  15,828
 Whirlpool                                                        953                  64,547
                                                                                       80,375
APPLICATIONS SOFTWARE (2.42%)
 Citrix Systems /1/                                             2,415                  57,525
 Compuware /1/                                                  5,520                  39,744
 Intuit /1/                                                     2,642                 115,640
 Mercury Interactive /1/                                        1,203                  56,998
 Microsoft                                                    144,194               3,485,169
 Parametric Technology /1/                                      3,854                  21,544
 Siebel Systems /1/                                             7,335                  66,969
                                                                                    3,843,589
ATHLETIC FOOTWEAR (0.19%)
 Nike                                                           3,274                 272,757
 Reebok International                                             798                  35,351
                                                                                      308,108
AUTO-CARS & LIGHT TRUCKS (0.34%)
 Ford Motor                                                    26,090                 295,600
 General Motors /2/                                             8,049                 236,560
                                                                                      532,160
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.13%)
 Navistar International /1/                                       937                  34,107
 Paccar                                                         2,474                 179,093
                                                                                      213,200
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.05%)
                                                                                 $
 Dana                                                           2,139                  27,358
 Delphi Automotive Systems                                      7,996                  35,822
 Visteon                                                        1,845                  10,535
                                                                                       73,715
BEVERAGES-NON-ALCOHOLIC (1.76%)
 Coca-Cola                                                     32,284               1,345,274
 Coca-Cola Enterprises                                          5,026                 103,134
 Pepsi Bottling Group                                           2,817                  78,454
 Pepsico                                                       23,914               1,268,159
                                                                                    2,795,021
BEVERAGES-WINE & SPIRITS (0.04%)
 Brown-Forman                                                   1,284                  70,299
BREWERY (0.39%)
 Anheuser-Busch                                                11,072                 524,702
 Molson Coors Brewing                                           1,145                  88,360
                                                                                      613,062
BROADCASTING SERVICES & PROGRAMMING (0.16%)
 Clear Channel Communications                                   7,511                 258,904
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.19%)
 Masco                                                          6,384                 221,333
 Vulcan Materials                                               1,466                  83,313
                                                                                      304,646
BUILDING PRODUCTS-AIR & HEATING (0.08%)
 American Standard                                              2,567                 119,314
BUILDING-MAINTENANCE & SERVICE (0.07%)
 Ecolab                                                         3,146                 103,975
BUILDING-RESIDENTIAL & COMMERCIAL (0.19%)
 Centex                                                         1,803                 103,258
 KB Home                                                          593                  69,654
 Pulte Homes                                                    1,688                 124,287
                                                                                      297,199
CABLE TV (0.67%)
 Comcast /1/                                                   31,523               1,064,847
CASINO HOTELS (0.07%)
 Harrah's Entertainment                                         1,621                 104,684
CASINO SERVICES (0.08%)
 International Game Technology                                  4,916                 131,061
CELLULAR TELECOMMUNICATIONS (0.29%)
 Nextel Communications /1/                                     16,056                 456,312
CHEMICALS-DIVERSIFIED (1.08%)
 Dow Chemical                                                  13,589                 677,411
 E. I. Du Pont de Nemours                                      14,207                 727,967
 PPG Industries                                                 2,467                 176,440
 Rohm & Haas                                                    2,770                 132,960
                                                                                    1,714,778
CHEMICALS-SPECIALTY (0.14%)
 Eastman Chemical                                               1,110                  65,490
 Engelhard                                                      1,740                  52,252
 Great Lakes Chemical                                             733                  23,544
 Hercules /1/                                                   1,595                  23,096
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                                 $
 Sigma-Aldrich                                                    981                  60,086
                                                                                      224,468
CIRCUIT BOARDS (0.05%)
 Jabil Circuit /1/                                              2,615                  74,580
COATINGS & PAINT (0.05%)
 Sherwin-Williams                                               1,804                  79,358
COMMERCIAL BANKS (0.92%)
 AmSouth Bancorp                                                5,060                 131,307
 BB&T                                                           7,815                 305,410
 Compass Bancshares                                             1,761                  79,949
 First Horizon National                                         1,754                  71,546
 M&T Bank                                                       1,400                 142,884
 Marshall & Ilsley                                              2,961                 123,622
 North Fork Bancorp                                             6,706                 186,024
 Regions Financial                                              6,620                 214,488
 Synovus Financial                                              4,429                 123,392
 Zions Bancorp                                                  1,280                  88,346
                                                                                    1,466,968
COMMERCIAL SERVICE-FINANCE (0.32%)
 Equifax                                                        1,924                  59,048
 H&R Block                                                      2,355                 119,116
 Moody's                                                        1,954                 158,000
 Paychex                                                        5,068                 166,332
                                                                                      502,496
COMMERCIAL SERVICES (0.02%)
 Convergys /1/                                                  2,025                  30,233
COMPUTER AIDED DESIGN (0.06%)
 Autodesk                                                       3,270                  97,315
COMPUTER SERVICES (0.35%)
 Affiliated Computer Services /1/                               1,804                  96,045
 Computer Sciences /1/                                          2,723                 124,850
 Electronic Data Systems                                        7,376                 152,462
 Sungard Data Systems /1/                                       4,116                 142,002
 Unisys /1/                                                     4,806                  33,930
                                                                                      549,289
COMPUTERS (2.35%)
 Apple Computer /1/                                            11,644                 485,206
 Gateway /1/                                                    4,260                  17,168
 Hewlett-Packard                                               41,262                 905,288
 International Business Machines                               23,265               2,125,956
 Sun Microsystems /1/                                          48,136                 194,469
                                                                                    3,728,087
COMPUTERS-INTEGRATED SYSTEMS (0.90%)
 Dell /1/                                                      35,041               1,346,275
 NCR /1/                                                        2,653                  89,512
                                                                                    1,435,787
COMPUTERS-MEMORY DEVICES (0.36%)
 EMC /1/                                                       34,279                 422,318
 Network Appliance /1/                                          5,217                 144,302
                                                                                      566,620
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-PERIPHERAL EQUIPMENT (0.09%)
                                                                                 $
 Lexmark International /1/                                      1,804                 144,266
CONSUMER PRODUCTS-MISCELLANEOUS (0.19%)
 Clorox                                                         2,185                 137,633
 Fortune Brands                                                 2,064                 166,420
                                                                                      304,053
CONTAINERS-METAL & GLASS (0.04%)
 Ball                                                           1,566                  64,958
CONTAINERS-PAPER & PLASTIC (0.10%)
 Bemis                                                          1,525                  47,458
 Pactiv /1/                                                     2,115                  49,385
 Sealed Air /1/                                                 1,190                  61,809
                                                                                      158,652
COSMETICS & TOILETRIES (2.43%)
 Alberto-Culver                                                 1,208                  57,815
 Avon Products                                                  6,719                 288,514
 Colgate-Palmolive                                              7,488                 390,649
 Gillette                                                      14,126                 713,080
 International Flavors & Fragrances                             1,262                  49,849
 Kimberly-Clark                                                 6,857                 450,711
 Procter & Gamble                                              35,948               1,905,244
                                                                                    3,855,862
CRUISE LINES (0.24%)
 Carnival                                                       7,508                 388,989
DATA PROCESSING & MANAGEMENT (0.67%)
 Automatic Data Processing                                      8,309                 373,490
 First Data                                                    11,426                 449,156
 Fiserv /1/                                                     2,754                 109,609
 VERITAS Software /1/                                           6,015                 139,668
                                                                                    1,071,923
DISPOSABLE MEDICAL PRODUCTS (0.06%)
 C.R. Bard                                                      1,492                 101,575
DISTRIBUTION-WHOLESALE (0.11%)
 Genuine Parts                                                  2,489                 108,246
 W.W. Grainger                                                  1,188                  73,977
                                                                                      182,223
DIVERSIFIED MANUFACTURING OPERATIONS (5.70%)
 3M                                                            11,007                 943,190
 Cooper Industries                                              1,320                  94,406
 Danaher                                                        3,921                 209,421
 Dover                                                          2,903                 109,704
 Eaton                                                          2,178                 142,441
 General Electric /3/                                         151,042               5,446,575
 Honeywell International                                       12,123                 451,097
 Illinois Tool Works                                            3,914                 350,420
 ITT Industries                                                 1,315                 118,666
 Leggett & Platt                                                2,719                  78,525
 Textron                                                        1,925                 143,643
 Tyco International                                            28,689                 969,688
                                                                                    9,057,776
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.19%)
 Cendant                                                       15,036                 308,839
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DRUG DELIVERY SYSTEMS (0.05%)
                                                                                 $
 Hospira /1/                                                    2,224                  71,768
E-COMMERCE-SERVICES (0.43%)
 eBay /1/                                                      17,247                 642,623
 Monster Worldwide /1/                                          1,720                  48,246
                                                                                      690,869
ELECTRIC PRODUCTS-MISCELLANEOUS (0.28%)
 Emerson Electric                                               5,975                 387,957
 Molex                                                          2,390                  63,000
                                                                                      450,957
ELECTRIC-GENERATION (0.10%)
 AES /1/                                                        9,245                 151,433
ELECTRIC-INTEGRATED (2.81%)
 Allegheny Energy /1/ /2/                                       1,958                  40,452
 Ameren                                                         2,783                 136,395
 American Electric Power                                        5,462                 186,036
 CenterPoint Energy                                             4,123                  49,600
 Cinergy                                                        2,727                 110,498
 CMS Energy /1/                                                 2,785                  36,316
 Consolidated Edison                                            3,457                 145,816
 Constellation Energy Group                                     2,520                 130,284
 Dominion Resources                                             4,853                 361,209
 DTE Energy                                                     2,478                 112,699
 Duke Energy                                                   13,366                 374,382
 Edison International                                           4,642                 161,170
 Entergy                                                        3,038                 214,665
 Exelon                                                         9,473                 434,716
 FirstEnergy                                                    4,700                 197,165
 FPL Group                                                      5,574                 223,796
 NiSource                                                       3,865                  88,083
 PG&E                                                           5,140                 175,274
 Pinnacle West Capital                                          1,304                  55,433
 PPL                                                            2,694                 145,449
 Progress Energy                                                3,520                 147,664
 Public Service Enterprise Group                                3,396                 184,709
 Southern                                                      10,585                 336,921
 TECO Energy                                                    2,943                  46,146
 TXU                                                            3,423                 272,574
 Xcel Energy                                                    5,712                  98,132
                                                                                    4,465,584
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.05%)
 Sanmina /1/                                                    7,458                  38,931
 Solectron /1/                                                 13,838                  48,018
                                                                                       86,949
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.28%)
 Advanced Micro Devices /1/                                     5,613                  90,482
 Altera /1/                                                     5,304                 104,913
 Applied Micro Circuits /1/                                     4,389                  14,440
 Broadcom /1/                                                   4,144                 123,988
 Freescale Semiconductor /1/                                    5,722                  98,705
 Intel                                                         88,736               2,061,337
 LSI Logic /1/                                                  5,485                  30,661
 Micron Technology /1/                                          8,747                  90,444
 National Semiconductor                                         5,063                 104,348
 Nvidia /1/                                                     2,368                  56,264
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                 $
 PMC - Sierra /1/                                               2,561                  22,537
 QLogic /1/                                                     1,308                  52,974
 Texas Instruments                                             24,529                 625,244
 Xilinx                                                         4,966                 145,156
                                                                                    3,621,493
ELECTRONIC FORMS (0.15%)
 Adobe Systems                                                  3,467                 232,878
ELECTRONIC MEASUREMENT INSTRUMENTS (0.11%)
 Agilent Technologies /1/                                       6,159                 136,730
 Tektronix                                                      1,273                  31,226
                                                                                      167,956
ELECTRONICS-MILITARY (0.07%)
 L-3 Communications Holdings                                    1,641                 116,544
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.04%)
 Fluor                                                          1,218                  67,514
ENGINES-INTERNAL COMBUSTION (0.03%)
 Cummins Engine                                                   609                  42,843
ENTERPRISE SOFTWARE & SERVICE (0.68%)
 BMC Software /1/                                               3,157                  47,355
 Computer Associates International                              7,584                 205,527
 Novell /1/ /2/                                                 5,400                  32,184
 Oracle /1/                                                    64,032                 799,119
                                                                                    1,084,185
ENTERTAINMENT SOFTWARE (0.14%)
 Electronic Arts /1/                                            4,387                 227,159
FIDUCIARY BANKS (0.52%)
 Bank of New York                                              11,092                 322,223
 Mellon Financial                                               6,039                 172,353
 Northern Trust                                                 2,898                 125,889
 State Street                                                   4,752                 207,757
                                                                                      828,222
FILTRATION & SEPARATION PRODUCTS (0.03%)
 Pall                                                           1,767                  47,921
FINANCE-COMMERCIAL (0.07%)
 CIT Group                                                      3,004                 114,152
FINANCE-CONSUMER LOANS (0.19%)
 SLM                                                            6,125                 305,270
FINANCE-CREDIT CARD (1.03%)
 American Express                                              16,717                 858,752
 Capital One Financial                                          3,522                 263,340
 MBNA                                                          18,207                 446,982
 Providian Financial /1/                                        4,176                  71,660
                                                                                    1,640,734
FINANCE-INVESTMENT BANKER & BROKER (4.07%)
 Bear Stearns                                                   1,614                 161,239
 Charles Schwab                                                16,358                 171,923
 Citigroup                                                     74,463               3,346,367
 E*Trade Financial /1/                                          5,281                  63,372
 Goldman Sachs Group                                            6,380                 701,736
 Lehman Brothers Holdings                                       3,933                 370,331
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                                 $
 Merrill Lynch                                                 13,264                 750,742
 Morgan Stanley                                                15,856                 907,756
                                                                                    6,473,466
FINANCE-MORTGAGE LOAN/BANKER (1.03%)
 Countrywide Financial                                          8,271                 268,477
 Federal Home Loan Mortgage                                     9,803                 619,550
 Federal National Mortgage Association                         13,792                 750,974
                                                                                    1,639,001
FINANCIAL GUARANTEE INSURANCE (0.19%)
 Ambac Financial Group                                          1,548                 115,713
 MBIA                                                           2,005                 104,821
 MGIC Investment                                                1,379                  85,043
                                                                                      305,577
FOOD-CONFECTIONERY (0.23%)
 Hershey Foods                                                  3,117                 188,454
 Wm. Wrigley Jr.                                                2,787                 182,743
                                                                                      371,197
FOOD-FLOUR & GRAIN (0.14%)
 Archer Daniels Midland                                         8,880                 218,270
FOOD-MISCELLANEOUS/DIVERSIFIED (0.82%)
 Campbell Soup                                                  4,640                 134,653
 ConAgra Foods                                                  7,346                 198,489
 General Mills                                                  5,202                 255,678
 H.J. Heinz                                                     4,988                 183,758
 Kellogg                                                        5,001                 216,393
 McCormick                                                      1,935                  66,622
 Sara Lee                                                      11,248                 249,256
                                                                                    1,304,849
FOOD-RETAIL (0.25%)
 Albertson's                                                    5,244                 108,289
 Kroger /1/                                                    10,433                 167,241
 Safeway /1/                                                    6,376                 118,147
                                                                                      393,677
FOOD-WHOLESALE & DISTRIBUTION (0.25%)
 Supervalu                                                      1,925                  64,199
 Sysco                                                          9,076                 324,921
                                                                                      389,120
FORESTRY (0.06%)
 Plum Creek Timber                                              2,618                  93,463
GAS-DISTRIBUTION (0.17%)
 KeySpan                                                        2,291                  89,280
 Nicor                                                            628                  23,293
 Peoples Energy                                                   540                  22,637
 Sempra Energy                                                  3,391                 135,097
                                                                                      270,307
GOLD MINING (0.17%)
 Newmont Mining                                                 6,326                 267,274
HEALTH CARE COST CONTAINMENT (0.10%)
 McKesson                                                       4,206                 158,777
HOME DECORATION PRODUCTS (0.05%)
 Newell Rubbermaid                                              3,915                  85,895
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
HOTELS & MOTELS (0.31%)
                                                                                 $
 Hilton Hotels                                                  5,482                 122,523
 Marriott International                                         2,863                 191,420
 Starwood Hotels & Resorts Worldwide                            3,027                 181,711
                                                                                      495,654
HUMAN RESOURCES (0.04%)
 Robert Half International                                      2,293                  61,819
IDENTIFICATION SYSTEM-DEVELOPMENT (0.03%)
 Symbol Technologies                                            3,458                  50,106
INDEPENDENT POWER PRODUCER (0.01%)
 Calpine /1/ /2/                                                7,614                  21,319
INDUSTRIAL AUTOMATION & ROBOTS (0.09%)
 Rockwell Automation                                            2,494                 141,260
INDUSTRIAL GASES (0.27%)
 Air Products & Chemicals                                       3,242                 205,186
 Praxair                                                        4,599                 220,108
                                                                                      425,294
INSTRUMENTS-CONTROLS (0.20%)
 Johnson Controls                                               2,724                 151,890
 Parker Hannifin                                                1,712                 104,295
 Thermo Electron /1/                                            2,279                  57,636
                                                                                      313,821
INSTRUMENTS-SCIENTIFIC (0.18%)
 Applied Biosystems Group                                       2,798                  55,233
 Fisher Scientific International /1/                            1,671                  95,113
 Millipore /1/                                                    708                  30,727
 PerkinElmer                                                    1,845                  38,062
 Waters /1/                                                     1,722                  61,631
                                                                                      280,766
INSURANCE BROKERS (0.21%)
 Aon                                                            4,509                 102,986
 Marsh & McLennan                                               7,537                 229,275
                                                                                      332,261
INTERNET SECURITY (0.14%)
 Symantec /1/                                                  10,111                 215,668
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.24%)
 Federated Investors                                            1,356                  38,388
 Franklin Resources                                             2,818                 193,456
 Janus Capital Group                                            3,367                  46,970
 T. Rowe Price Group                                            1,764                 104,746
                                                                                      383,560
LEISURE & RECREATION PRODUCTS (0.04%)
 Brunswick                                                      1,380                  64,653
LIFE & HEALTH INSURANCE (0.50%)
 Aflac                                                          7,151                 266,446
 Jefferson-Pilot                                                1,945                  95,402
 Lincoln National                                               2,484                 112,128
 Principal Financial Group /4/                                  4,268                 164,275
 Torchmark                                                      1,540                  80,388
 UnumProvident                                                  4,239                  72,148
                                                                                      790,787
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LINEN SUPPLY & RELATED ITEMS (0.06%)
                                                                                 $
 Cintas                                                         2,129                  87,949
MACHINERY-CONSTRUCTION & MINING (0.28%)
 Caterpillar                                                    4,887                 446,867
MACHINERY-FARM (0.15%)
 Deere                                                          3,518                 236,163
MACHINERY-GENERAL INDUSTRY (0.12%)
 Ingersoll-Rand                                                 2,469                 196,656
MEDICAL INFORMATION SYSTEM (0.05%)
 IMS Health                                                     3,305                  80,609
MEDICAL INSTRUMENTS (1.17%)
 Biomet                                                         3,601                 130,716
 Boston Scientific /1/                                         10,830                 317,211
 Guidant                                                        4,597                 339,719
 Medtronic                                                     17,236                 878,174
 St. Jude Medical /1/                                           5,143                 185,148
                                                                                    1,850,968
MEDICAL LABORATORY & TESTING SERVICE (0.14%)
 Laboratory Corp. of America Holdings /1/                       1,924                  92,737
 Quest Diagnostics                                              1,300                 136,669
                                                                                      229,406
MEDICAL PRODUCTS (2.44%)
 Baxter International                                           8,831                 300,077
 Becton Dickinson                                               3,604                 210,546
 Johnson & Johnson                                             42,375               2,845,905
 Stryker                                                        5,340                 238,218
 Zimmer Holdings /1/                                            3,515                 273,502
                                                                                    3,868,248
MEDICAL-BIOMEDICAL/GENE (0.93%)
 Amgen /1/                                                     17,851               1,039,107
 Biogen Idec /1/                                                4,752                 163,991
 Chiron /1/                                                     2,103                  73,731
 Genzyme /1/                                                    3,532                 202,172
                                                                                    1,479,001
MEDICAL-DRUGS (5.04%)
 Abbott Laboratories                                           22,215               1,035,663
 Allergan                                                       1,875                 130,256
 Bristol-Myers Squibb                                          27,847                 708,985
 Eli Lilly                                                     16,141                 840,946
 Forest Laboratories /1/                                        5,008                 185,046
 King Pharmaceuticals /1/                                       3,442                  28,603
 Medimmune /1/                                                  3,544                  84,383
 Merck                                                         31,465               1,018,522
 Pfizer                                                       106,317               2,792,947
 Schering-Plough                                               21,019                 381,495
 Wyeth                                                         19,039                 803,065
                                                                                    8,009,911
MEDICAL-GENERIC DRUGS (0.07%)
 Mylan Laboratories                                             3,836                  67,974
 Watson Pharmaceutical /1/                                      1,560                  47,939
                                                                                      115,913
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-HMO (1.14%)
                                                                                 $
 Aetna                                                          4,195                 314,415
 Humana /1/                                                     2,291                  73,174
 UnitedHealth Group                                             9,141                 871,869
 WellPoint /1/                                                  4,346                 544,771
                                                                                    1,804,229
MEDICAL-HOSPITALS (0.30%)
 HCA                                                            5,866                 314,241
 Health Management Associates                                   3,477                  91,028
 Tenet Healthcare /1/                                           6,673                  76,940
                                                                                      482,209
MEDICAL-NURSING HOMES (0.03%)
 Manor Care                                                     1,228                  44,650
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.27%)
 AmerisourceBergen                                              1,583                  90,690
 Cardinal Health                                                6,179                 344,788
                                                                                      435,478
METAL-ALUMINUM (0.24%)
 Alcoa                                                         12,419                 377,413
METAL-COPPER (0.09%)
 Phelps Dodge                                                   1,377                 140,082
METAL-DIVERSIFIED (0.06%)
 Freeport-McMoran Copper & Gold                                 2,550                 101,006
MISCELLANEOUS INVESTING (0.47%)
 Apartment Investment & Management                              1,362                  50,666
 Archstone-Smith Trust                                          2,846                  97,077
 Equity Office Properties Trust                                 5,746                 173,127
 Equity Residential Properties Trust                            4,029                 129,774
 Prologis Trust                                                 2,620                  97,202
 Simon Property Group                                           3,151                 190,888
                                                                                      738,734
MONEY CENTER BANKS (2.71%)
 Bank of America                                               57,765               2,547,437
 JP Morgan Chase                                               50,642               1,752,213
                                                                                    4,299,650
MOTORCYCLE & MOTOR SCOOTER (0.15%)
 Harley-Davidson                                                4,161                 240,339
MULTI-LINE INSURANCE (2.75%)
 Allstate                                                       9,679                 523,247
 American International Group                                  37,116               2,056,598
 Cigna                                                          1,875                 167,437
 Cincinnati Financial                                           2,265                  98,777
 Hartford Financial Services Group                              4,213                 288,843
 Loews                                                          2,275                 167,303
 MetLife                                                       10,444                 408,360
 Prudential Financial                                           7,467                 428,606
 Safeco                                                         1,811                  88,214
 XL Capital                                                     1,981                 143,365
                                                                                    4,370,750
MULTIMEDIA (2.52%)
 Gannett                                                        3,578                 282,948
 McGraw-Hill                                                    2,714                 236,796
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MULTIMEDIA (CONTINUED)
                                                                                 $
 Meredith                                                         648                  30,294
 News                                                          36,638                 619,915
 Time Warner /1/                                               65,493               1,149,402
 Viacom                                                        24,297                 846,265
 Walt Disney                                                   29,175                 838,198
                                                                                    4,003,818
NETWORKING PRODUCTS (1.15%)
 Cisco Systems /1/                                             92,114               1,647,919
 Lucent Technologies /1/                                       63,142                 173,641
                                                                                    1,821,560
NON-HAZARDOUS WASTE DISPOSAL (0.17%)
 Allied Waste Industries /1/                                    3,867                  28,268
 Waste Management                                               8,101                 233,714
                                                                                      261,982
OFFICE AUTOMATION & EQUIPMENT (0.22%)
 Pitney Bowes                                                   3,289                 148,400
 Xerox /1/                                                     13,642                 206,676
                                                                                      355,076
OFFICE SUPPLIES & FORMS (0.06%)
 Avery Dennison                                                 1,447                  89,613
OIL & GAS DRILLING (0.32%)
 Nabors Industries /1/                                          2,019                 119,404
 Noble                                                          1,931                 108,541
 Rowan                                                          1,528                  45,733
 Transocean Sedco Forex /1/                                     4,576                 235,481
                                                                                      509,159
OIL COMPANY-EXPLORATION & PRODUCTION (1.04%)
 Anadarko Petroleum                                             3,375                 256,838
 Apache                                                         4,652                 284,842
 Burlington Resources                                           5,513                 276,036
 Devon Energy                                                   6,831                 326,180
 EOG Resources                                                  3,405                 165,960
 Kerr-McGee                                                     2,325                 182,117
 XTO Energy                                                     4,950                 162,558
                                                                                    1,654,531
OIL COMPANY-INTEGRATED (5.81%)
 Amerada Hess                                                   1,215                 116,895
 ChevronTexaco                                                 29,988               1,748,600
 ConocoPhillips                                                 9,915               1,069,234
 Exxon Mobil                                                   90,993               5,423,183
 Marathon Oil                                                   4,944                 231,972
 Occidental Petroleum                                           5,660                 402,822
 Unocal                                                         3,855                 237,815
                                                                                    9,230,521
OIL FIELD MACHINERY & EQUIPMENT (0.07%)
 National-Oilwell Varco /1/                                     2,391                 111,660
OIL REFINING & MARKETING (0.27%)
 Ashland                                                          945                  63,759
 Sunoco                                                           988                 102,278
 Valero Energy                                                  3,657                 267,948
                                                                                      433,985
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (0.78%)
                                                                                 $
 Baker Hughes                                                   4,819                 214,397
 BJ Services                                                    2,315                 120,102
 Halliburton                                                    7,188                 310,881
 Schlumberger                                                   8,401                 592,103
                                                                                    1,237,483
OPTICAL SUPPLIES (0.04%)
 Bausch & Lomb                                                    764                  56,001
PAPER & RELATED PRODUCTS (0.51%)
 Georgia-Pacific                                                3,702                 131,384
 International Paper                                            6,987                 257,052
 Louisiana-Pacific                                              1,578                  39,671
 MeadWestvaco                                                   2,887                  91,864
 Temple-Inland                                                    815                  59,128
 Weyerhaeuser                                                   3,459                 236,942
                                                                                      816,041
PHARMACY SERVICES (0.35%)
 Caremark Rx /1/                                                6,512                 259,047
 Express Scripts /1/                                            1,084                  94,514
 Medco Health Solutions /1/                                     3,923                 194,463
                                                                                      548,024
PHOTO EQUIPMENT & SUPPLIES (0.08%)
 Eastman Kodak                                                  4,085                 132,967
PIPELINES (0.24%)
 Dynegy /1/                                                     4,718                  18,447
 El Paso                                                        9,166                  96,976
 Kinder Morgan                                                  1,565                 118,471
 Williams                                                       8,125                 152,831
                                                                                      386,725
POWER CONVERTER & SUPPLY EQUIPMENT (0.04%)
 American Power Conversion                                      2,562                  66,894
PRINTING-COMMERCIAL (0.06%)
 R.R. Donnelley & Sons                                          3,069                  97,042
PROPERTY & CASUALTY INSURANCE (0.63%)
 ACE                                                            4,050                 167,143
 Chubb                                                          2,729                 216,328
 Progressive                                                    2,852                 261,700
 St. Paul                                                       9,540                 350,404
                                                                                      995,575
PUBLICLY TRADED INVESTMENT FUND (0.58%)
 iShares S&P 500 Index Fund /2/                                 7,750                 913,260
PUBLISHING-NEWSPAPERS (0.22%)
 Dow Jones                                                      1,005                  37,557
 Knight Ridder                                                  1,075                  72,294
 New York Times                                                 2,077                  75,977
 Tribune                                                        4,250                 169,447
                                                                                      355,275
REGIONAL BANKS (3.09%)
 Comerica                                                       2,425                 133,569
 Fifth Third Bancorp                                            7,411                 318,525
 Huntington Bancshares                                          3,304                  78,966
 KeyCorp                                                        5,789                 187,853
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                                 $
 National City                                                  8,468                 283,678
 PNC Financial Services Group                                   4,027                 207,310
 SunTrust Banks                                                 4,833                 348,314
 U.S. Bancorp                                                  26,410                 761,136
 Wachovia                                                      22,594               1,150,261
 Wells Fargo                                                   24,164               1,445,007
                                                                                    4,914,619
RETAIL-APPAREL & SHOE (0.29%)
 Gap                                                           10,495                 229,211
 Limited                                                        5,444                 132,289
 Nordstrom                                                      1,796                  99,462
                                                                                      460,962
RETAIL-AUTO PARTS (0.05%)
 Autozone /1/                                                     964                  82,615
RETAIL-AUTOMOBILE (0.04%)
 AutoNation /1/                                                 3,217                  60,930
RETAIL-BEDDING (0.10%)
 Bed Bath & Beyond /1/                                          4,311                 157,524
RETAIL-BUILDING PRODUCTS (1.15%)
 Home Depot                                                    31,293               1,196,644
 Lowe's                                                        11,012                 628,675
                                                                                    1,825,319
RETAIL-CONSUMER ELECTRONICS (0.21%)
 Best Buy                                                       4,254                 229,759
 Circuit City Stores                                            2,725                  43,736
 RadioShack                                                     2,258                  55,321
                                                                                      328,816
RETAIL-DISCOUNT (2.34%)
 Big Lots /1/                                                   1,608                  19,328
 Costco Wholesale                                               6,731                 297,376
 Dollar General                                                 4,295                  94,103
 Family Dollar Stores                                           2,390                  72,560
 Target                                                        12,760                 638,255
 TJX                                                            6,866                 169,110
 Wal-Mart Stores                                               48,279               2,419,261
                                                                                    3,709,993
RETAIL-DRUG STORE (0.60%)
 CVS                                                            5,701                 299,986
 Walgreen                                                      14,554                 646,489
                                                                                      946,475
RETAIL-JEWELRY (0.05%)
 Tiffany                                                        2,073                  71,560
RETAIL-MAJOR DEPARTMENT STORE (0.37%)
 J.C. Penney                                                    4,069                 211,263
 May Department Stores                                          4,161                 154,040
 Sears Holdings /1/                                             1,718                 228,852
                                                                                      594,155
RETAIL-OFFICE SUPPLIES (0.23%)
 Office Depot /1/                                               4,457                  98,856
 OfficeMax                                                      1,331                  44,588
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-OFFICE SUPPLIES (CONTINUED)
                                                                                 $
 Staples                                                        7,057                 221,802
                                                                                      365,246
RETAIL-REGIONAL DEPARTMENT STORE (0.26%)
 Dillard's                                                      1,006                  27,062
 Federated Department Stores                                    2,411                 153,436
 Kohl's /1/                                                     4,645                 239,821
                                                                                      420,319
RETAIL-RESTAURANTS (0.76%)
 Darden Restaurants                                             2,105                  64,581
 McDonald's                                                    18,127                 564,475
 Starbucks /1/                                                  5,695                 294,204
 Wendy's International                                          1,623                  63,362
 Yum! Brands                                                    4,152                 215,115
                                                                                    1,201,737
RETAIL-TOY STORE (0.05%)
 Toys R Us /1/                                                  3,064                  78,929
RUBBER-TIRES (0.03%)
 Cooper Tire & Rubber                                             999                  18,342
 Goodyear Tire & Rubber /1/ /2/                                 2,504                  33,428
                                                                                       51,770
SAVINGS & LOANS-THRIFTS (0.54%)
 Golden West Financial                                          4,023                 243,391
 Sovereign Bancorp                                              5,341                 118,357
 Washington Mutual                                             12,444                 491,538
                                                                                      853,286
SCHOOLS (0.11%)
 Apollo Group /1/                                               2,361                 174,856
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.35%)
 Analog Devices                                                 5,308                 191,831
 Linear Technology                                              4,376                 167,645
 Maxim Integrated Products                                      4,655                 190,250
                                                                                      549,726
SEMICONDUCTOR EQUIPMENT (0.38%)
 Applied Materials /1/                                         23,766                 386,198
 Kla-Tencor /1/                                                 2,800                 128,828
 Novellus Systems /1/                                           1,991                  53,219
 Teradyne /1/                                                   2,766                  40,384
                                                                                      608,629
STEEL PRODUCERS (0.13%)
 Nucor                                                          2,277                 131,064
 United States Steel                                            1,626                  82,682
                                                                                      213,746
STEEL-SPECIALTY (0.02%)
 Allegheny Technologies                                         1,275                  30,740
TELECOMMUNICATION EQUIPMENT (0.69%)
 ADC Telecommunications /1/                                    11,553                  22,990
 Andrew /1/                                                     2,294                  26,863
 Comverse Technology /1/                                        2,816                  71,020
 Qualcomm                                                      23,453                 859,552
 Scientific-Atlanta                                             2,167                  61,153
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TELECOMMUNICATION EQUIPMENT (CONTINUED)
                                                                                 $
 Tellabs /1/                                                    6,583                  48,056
                                                                                    1,089,634
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.17%)
 CIENA /1/                                                      8,154                  14,025
 Corning /1/                                                   20,089                 223,591
 JDS Uniphase /1/                                              20,587                  34,380
                                                                                      271,996
TELECOMMUNICATION SERVICES (0.05%)
 Avaya /1/                                                      6,840                  79,891
TELEPHONE-INTEGRATED (2.74%)
 ALLTEL                                                         4,310                 236,404
 AT&T                                                          11,405                 213,844
 BellSouth                                                     26,100                 686,169
 CenturyTel                                                     1,917                  62,954
 Citizens Communications                                        4,780                  61,853
 Qwest Communications International /1/ /2/                    23,816                  88,119
 SBC Communications                                            47,075               1,115,207
 Sprint                                                        21,062                 479,161
 Verizon Communications                                        39,473               1,401,291
                                                                                    4,345,002
TELEVISION (0.07%)
 Univision Communications /1/                                   4,159                 115,163
THERAPEUTICS (0.14%)
 Gilead Sciences /1/                                            6,169                 220,850
TOBACCO (1.37%)
 Altria Group                                                  29,478               1,927,567
 Reynolds American                                              1,658                 133,618
 UST                                                            2,356                 121,805
                                                                                    2,182,990
TOOLS-HAND HELD (0.10%)
 Black & Decker                                                 1,142                  90,206
 Snap-On                                                          825                  26,227
 Stanley Works                                                  1,070                  48,439
                                                                                      164,872
TOYS (0.11%)
 Hasbro                                                         2,378                  48,630
 Mattel                                                         5,937                 126,755
                                                                                      175,385
TRANSPORT-RAIL (0.56%)
 Burlington Northern Santa Fe                                   5,391                 290,737
 CSX                                                            3,072                 127,949
 Norfolk Southern                                               5,704                 211,333
 Union Pacific                                                  3,719                 259,214
                                                                                      889,233
TRANSPORT-SERVICES (0.98%)
 FedEx                                                          4,293                 403,328
 United Parcel Service                                         15,949               1,160,130
                                                                                    1,563,458
TRAVEL SERVICES (0.03%)
 Sabre Holdings                                                 1,874                  41,003
                                                Shares

                                                Held                                 Value

-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRUCKING & LEASING (0.02%)
                                                                                 $
 Ryder System                                                     913                  38,072
WEB PORTALS (0.40%)
 Yahoo /1/                                                     18,582                 629,930
WIRELESS EQUIPMENT (0.33%)
 Motorola                                                      34,939                 523,037
                                                 TOTAL COMMON STOCKS              155,061,164

                                                Principal

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.12%)
MONEY CENTER BANKS (2.12%)
 Investment in Joint Trading Account; Citicorp
                                                           $                     $
  2.83%; 04/01/05                                           3,366,411               3,366,411
                                              TOTAL COMMERCIAL PAPER                3,366,411

                                                Maturity

                                                Amount                               Value

-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (0.80%)
 Goldman Sachs; 2.50%; dated 03/31/05 maturing
  04/01/05 (collateralized by U.S. Treasuries;
  $1,289,430; 08/15/06 - 07/15/12) /5/                     $1,270,088            $  1,270,000
                                         TOTAL REPURCHASE AGREEMENTS                1,270,000
                                                                                 ------------

                               TOTAL PORTFOLIO INVESTMENTS (100.52%)              159,697,575
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.52%)                                    (825,545)
                                          TOTAL NET ASSETS (100.00%)             $158,872,030
                                                                                 ---------------





 Contract                 Opening       Current      Unrealized
   Type     Commitment  Market Value  Market Value   Gain(Loss)
----------------------------------------------------------------
FUTURES CONTRACTS
11 S&P 500    Buy        $3,323,150    $3,255,725    $ (67,425)
June, 2005
Futures




/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,460,430 or 0.92% of net assets.
/4 /Affiliated security.
/5 /Security was purchased with the cash proceeds from securities loans. UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 25,462,819
Unrealized Depreciation                       (24,046,366)
                                             ------------
Net Unrealized Appreciation (Depreciation)      1,416,453
Cost for federal income tax purposes         $158,281,122






                                                            DECEMBER 31, 2004          PURCHASES               SALES
 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)        ------------------  ------------------------  ----------------
                                                            SHARES     COST     SHARES             COST   SHARES  PROCEEDS
                                                            -------  ---------  ------            ------  ------  --------
 LARGECAP S&P 500 INDEX FUND
   Principal Financial Group                                 4,182   $124,203     86              $3,351    --       $--
    (parent company of Principal Financial Services, Inc.)

                                                             MARCH 31, 2005
 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)        ----------------
                                                            SHARES     COST
                                                            ------  ----------
 LARGECAP S&P 500 INDEX FUND
   Principal Financial Group                                4,268    $127,554
    (parent company of Principal Financial Services, Inc.)


                                                            REALIZED GAIN/LOSS
                                             DIVIDENDS        ON INVESTMENTS
                                             ---------     --------------------
 LARGECAP S&P 500 INDEX FUND
   Principal Financial Group                    $--                 $--
    (parent company of Principal
 Financial Services, Inc.)

                            SCHEDULE OF INVESTMENTS
                             LARGECAP VALUE ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (96.14%)
ADVERTISING AGENCIES (0.46%)
                                                                         $
 Interpublic Group /1/                                 32,200                395,416
AEROSPACE & DEFENSE (0.55%)
 Boeing                                                 8,200                479,372
AEROSPACE & DEFENSE EQUIPMENT (0.78%)
 General Dynamics                                       1,800                192,690
 Goodrich                                              12,700                486,283
                                                                             678,973
AGRICULTURAL OPERATIONS (0.80%)
 Bunge                                                  7,200                387,936
 Monsanto                                               4,700                303,150
                                                                             691,086
APPAREL MANUFACTURERS (1.01%)
 Jones Apparel Group                                   13,700                458,813
 VF                                                     7,050                416,937
                                                                             875,750
APPLICATIONS SOFTWARE (1.12%)
 Microsoft                                             40,000                966,800
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (1.57%)
 American Axle & Manufacturing Holdings                 4,100                100,450
 Autoliv                                                9,500                452,675
 BorgWarner                                             4,800                233,664
 Dana                                                  13,225                169,148
 Lear                                                   1,500                 66,540
 Magna International                                    5,025                336,172
                                                                           1,358,649
BEVERAGES-NON-ALCOHOLIC (0.48%)
 Pepsico                                                7,800                413,634
BREWERY (0.35%)
 Molson Coors Brewing                                   3,900                300,963
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.09%)
 Masco                                                 14,800                513,116
 Vulcan Materials                                       7,625                433,329
                                                                             946,445
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.38%)
 Martin Marietta Materials                              5,850                327,132
CABLE TV (1.49%)
 Comcast /1/                                           37,041              1,251,245
 Comcast /1/                                            1,225                 40,915
                                                                           1,292,160
CHEMICALS-DIVERSIFIED (1.68%)
 Dow Chemical                                           1,500                 74,775
 E. I. Du Pont de Nemours                              15,600                799,344
 PPG Industries                                         8,100                579,312
                                                                           1,453,431
CHEMICALS-SPECIALTY (0.39%)
 Eastman Chemical                                       4,400                259,600
 Hercules /1/                                           5,700                 82,536
                                                                             342,136
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (0.28%)
                                                                         $
 BB&T                                                   6,200                242,296
COMPUTER SERVICES (0.63%)
 Electronic Data Systems                               26,500                547,755
COMPUTERS (1.87%)
 Hewlett-Packard                                       62,882              1,379,631
 International Business Machines                        2,600                237,588
                                                                           1,617,219
COMPUTERS-MEMORY DEVICES (0.09%)
 Storage Technology /1/                                 2,500                 77,000
CONTAINERS-PAPER & PLASTIC (0.38%)
 Smurfit-Stone Container /1/                           21,200                327,964
COSMETICS & TOILETRIES (0.36%)
 Kimberly-Clark                                         4,700                308,931
DISTRIBUTION-WHOLESALE (0.22%)
 Ingram Micro /1/                                       2,200                 36,674
 Tech Data /1/                                          4,250                157,505
                                                                             194,179
DIVERSIFIED MANUFACTURING OPERATIONS (7.93%)
 Cooper Industries                                      2,025                144,828
 Crane                                                  7,000                201,530
 Eaton                                                  5,850                382,590
 General Electric                                     124,100              4,475,046
 Honeywell International                               15,600                580,476
 SPX                                                    8,800                380,864
 Textron                                                5,900                440,258
 Tyco International                                     8,000                270,400
                                                                           6,875,992
ELECTRIC-INTEGRATED (3.56%)
 Alliant Energy                                         6,000                160,680
 American Electric Power                               15,750                536,445
 Constellation Energy Group                             2,100                108,570
 Edison International                                   2,100                 72,912
 Entergy                                                9,150                646,539
 Exelon                                                11,400                523,146
 FirstEnergy                                           14,400                604,080
 Northeast Utilities                                   10,000                192,700
 Puget Energy                                           1,300                 28,652
 Xcel Energy                                           12,200                209,596
                                                                           3,083,320
ELECTRONIC COMPONENTS-MISCELLANEOUS (1.05%)
 Celestica /1/                                         14,100                190,491
 Flextronics International /1/                         13,400                161,336
 Sanmina /1/                                           31,200                162,864
 Solectron /1/                                         66,100                229,367
 Vishay Intertechnology /1/                            13,500                167,805
                                                                             911,863
FIDUCIARY BANKS (0.54%)
 Mellon Financial                                      16,400                468,056
FINANCE-INVESTMENT BANKER & BROKER (6.74%)
 Citigroup                                             79,975              3,594,076
 Goldman Sachs Group                                    7,400                813,926
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
                                                                         $
 Lehman Brothers Holdings                               8,200                772,112
 Merrill Lynch                                         10,800                611,280
 Morgan Stanley                                           900                 51,525
                                                                           5,842,919
FINANCE-MORTGAGE LOAN/BANKER (2.25%)
 Countrywide Financial                                 19,500                632,970
 Federal Home Loan Mortgage                            14,400                910,080
 Federal National Mortgage Association                  7,525                409,736
                                                                           1,952,786
FINANCIAL GUARANTEE INSURANCE (0.63%)
 MBIA                                                   5,200                271,856
 MGIC Investment                                        4,500                277,515
                                                                             549,371
FOOD-MISCELLANEOUS/DIVERSIFIED (1.49%)
 Kraft Foods                                            9,100                300,755
 Sara Lee                                              25,000                554,000
 Unilever                                               6,400                437,888
                                                                           1,292,643
FOOD-RETAIL (1.49%)
 Albertson's                                           16,200                334,530
 Kroger /1/                                            31,000                496,930
 Safeway /1/                                           24,675                457,228
                                                                           1,288,688
FOOD-WHOLESALE & DISTRIBUTION (0.40%)
 Supervalu                                             10,500                350,175
GAS-DISTRIBUTION (0.58%)
 Sempra Energy                                         12,600                501,984
HOME DECORATION PRODUCTS (0.54%)
 Newell Rubbermaid                                     21,500                471,710
INSURANCE BROKERS (0.32%)
 Aon                                                   12,100                276,364
LIFE & HEALTH INSURANCE (0.47%)
 Genworth Financial                                    14,900                410,048
MACHINERY-GENERAL INDUSTRY (0.38%)
 Ingersoll-Rand                                         4,100                326,565
MEDICAL LABORATORY & TESTING SERVICE (0.47%)
 Laboratory Corp. of America Holdings /1/               8,400                404,880
MEDICAL-DRUGS (1.70%)
 Bristol-Myers Squibb                                  14,250                362,805
 Eli Lilly                                              8,200                427,220
 Merck                                                 21,250                687,862
                                                                           1,477,887
MEDICAL-HOSPITALS (0.40%)
 HCA                                                    6,500                348,205
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.30%)
 AmerisourceBergen                                      4,500                257,805
METAL-ALUMINUM (0.45%)
 Alcoa                                                 12,800                388,992
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MONEY CENTER BANKS (4.00%)
                                                                         $
 Bank of America                                       57,536              2,537,338
 JP Morgan Chase                                       26,790                926,934
                                                                           3,464,272
MULTI-LINE INSURANCE (3.61%)
 Allstate                                              12,100                654,126
 American International Group                           4,000                221,640
 Hartford Financial Services Group                     10,000                685,600
 MetLife                                                9,650                377,315
 Prudential Financial                                  13,400                769,160
 XL Capital                                             5,800                419,746
                                                                           3,127,587
MULTIMEDIA (1.47%)
 Time Warner /1/                                       66,600              1,168,830
 Viacom                                                   375                 13,061
 Walt Disney                                            3,300                 94,809
                                                                           1,276,700
OIL COMPANY-INTEGRATED (11.64%)
 BP Amoco                                               6,800                424,320
 ChevronTexaco                                         31,350              1,828,018
 ConocoPhillips                                        13,425              1,447,752
 Exxon Mobil                                           82,500              4,917,000
 Marathon Oil                                          14,900                699,108
 Occidental Petroleum                                  10,975                781,091
                                                                          10,097,289
OIL REFINING & MARKETING (0.14%)
 Ashland                                                1,800                121,446
PAPER & RELATED PRODUCTS (1.70%)
 Georgia-Pacific                                       11,350                402,811
 International Paper                                   17,600                647,504
 Temple-Inland                                          4,700                340,985
 Weyerhaeuser                                           1,200                 82,200
                                                                           1,473,500
PHARMACY SERVICES (0.70%)
 Medco Health Solutions /1/                            12,300                609,711
PHOTO EQUIPMENT & SUPPLIES (0.56%)
 Eastman Kodak                                         14,900                484,995
POWER CONVERTER & SUPPLY EQUIPMENT (0.29%)
 Hubbell                                                4,975                254,223
PROPERTY & CASUALTY INSURANCE (1.48%)
 ACE                                                    5,000                206,350
 Chubb                                                  5,425                430,040
 St. Paul                                              17,613                646,925
                                                                           1,283,315
REGIONAL BANKS (6.83%)
 Comerica                                               9,200                506,736
 Huntington Bancshares                                 19,875                475,013
 KeyCorp                                                9,175                297,729
 National City                                         20,825                697,637
 PNC Financial Services Group                           5,500                283,140
 SunTrust Banks                                         9,975                718,898
 U.S. Bancorp                                          21,000                605,220
 Wachovia                                              29,750              1,514,572
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
REGIONAL BANKS (CONTINUED)
                                                                         $
 Wells Fargo                                           13,750                822,250
                                                                           5,921,195
RETAIL-APPAREL & SHOE (1.02%)
 Gap                                                    9,100                198,744
 Limited                                               20,100                488,430
 Nordstrom                                              3,600                199,368
                                                                             886,542
RETAIL-DISCOUNT (0.42%)
 Target                                                 7,300                365,146
RETAIL-OFFICE SUPPLIES (0.68%)
 Office Depot /1/                                      26,775                593,870
RETAIL-REGIONAL DEPARTMENT STORE (0.64%)
 Federated Department Stores                            8,700                553,668
RETAIL-RESTAURANTS (1.01%)
 McDonald's                                            28,200                878,148
RUBBER-TIRES (0.12%)
 Cooper Tire & Rubber                                   5,800                106,488
SAVINGS & LOANS-THRIFTS (1.23%)
 Astoria Financial                                      7,650                193,545
 Washington Mutual                                     22,175                875,913
                                                                           1,069,458
STEEL PRODUCERS (0.99%)
 Nucor                                                  5,400                310,824
 United States Steel                                   10,800                549,180
                                                                             860,004
TELECOMMUNICATION EQUIPMENT (0.67%)
 ADC Telecommunications /1/                            85,500                170,145
 Nortel Networks /1/                                   45,700                124,761
 Tellabs /1/                                           39,300                286,890
                                                                             581,796
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.52%)
 Corning /1/                                           40,800                454,104
TELEPHONE-INTEGRATED (3.88%)
 BellSouth                                              8,500                223,465
 SBC Communications                                    22,300                528,287
 Sprint                                                39,100                889,525
 Verizon Communications                                48,500              1,721,750
                                                                           3,363,027
TOBACCO (3.23%)
 Altria Group                                          34,800              2,275,572
 UST                                                   10,100                522,170
                                                                           2,797,742
TRANSPORT-RAIL (1.64%)
 Burlington Northern Santa Fe                           5,350                288,526
 CSX                                                   13,000                541,450
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-RAIL (CONTINUED)
                                                                         $
 Norfolk Southern                                      16,000                592,800
                                                                           1,422,776
                                         TOTAL COMMON STOCKS              83,364,546
                                                                         -----------
                        TOTAL PORTFOLIO INVESTMENTS (96.14%)              83,364,546
CASH AND RECEIVABLES, NET OF LIABILITIES (3.86%)                           3,346,126
                                  TOTAL NET ASSETS (100.00%)             $86,710,672
                                                                         -------------


 /1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $13,415,688
Unrealized Depreciation                       (2,480,812)
                                             -----------
Net Unrealized Appreciation (Depreciation)    10,934,876
Cost for federal income tax purposes         $72,429,670

                            SCHEDULE OF INVESTMENTS
                           LIMITED TERM BOND ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (87.58%)
AEROSPACE & DEFENSE (0.17%)
 Northrop Grumman
                                                   $                     $
  4.08%; 11/16/06                                      70,000                 69,910
 Raytheon
  6.75%; 08/15/07                                      29,000                 30,512
                                                                             100,422
AEROSPACE & DEFENSE EQUIPMENT (0.22%)
 General Dynamics
  3.00%; 05/15/08                                      60,000                 57,594
 United Technologies
  4.88%; 11/01/06                                      70,000                 70,945
                                                                             128,539
AGRICULTURAL OPERATIONS (0.13%)
 Bunge Limited Finance
  4.38%; 12/15/08                                      80,000                 78,849
AIRLINES (0.12%)
 Southwest Airlines
  5.50%; 11/01/06                                      70,000                 71,210
ASSET BACKED SECURITIES (2.84%)
 Bear Stearns Asset Backed Securities
  3.09%; 02/25/35 /1/                                 150,000                150,083
  3.45%; 03/25/34 /1/                                 100,000                 99,999
 Chase Funding Mortgage Loan Asset Backed
  Certificates
  4.34%; 08/25/28                                     138,034                138,037
  4.88%; 08/25/28                                      33,819                 33,895
 Countrywide Asset Backed Certificates
  3.61%; 04/25/30                                     350,000                348,464
 Equity One ABS
  4.26%; 07/25/34 /1/                                 200,000                197,701
 Financial Asset Securities Corp. AAA Trust
  3.12%; 02/27/35 /1/ /2/                             100,000                 99,956
 Morgan Stanley ABS Capital I
  3.14%; 11/25/34 /1/                                 200,000                200,752
 Residential Asset Mortgage Products
  3.08%; 12/25/34 /1/                                 200,000                200,321
 Structured Asset Securities
  3.07%; 03/25/35 /1/                                 200,000                200,120
                                                                           1,669,328
AUTO-CARS & LIGHT TRUCKS (0.77%)
 DaimlerChrysler Holding
  3.20%; 03/07/07 /1/                                 150,000                150,019
  3.47%; 05/24/06 /1/                                 100,000                100,410
  7.25%; 01/18/06                                     110,000                112,434
 Nissan Motor Acceptance
  4.63%; 03/08/10 /2/                                  90,000                 88,732
                                                                             451,595
AUTOMOBILE SEQUENTIAL (8.53%)
 Capital Auto Receivables Asset Trust
  3.58%; 10/16/06                                     371,886                372,273
  4.16%; 07/16/07                                     131,041                131,170
  4.50%; 10/15/07                                     229,957                230,639
 Chase Manhattan Auto Owner Trust
  2.06%; 12/15/09                                     475,000                459,399
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
AUTOMOBILE SEQUENTIAL (CONTINUED)
 Chase Manhattan Auto Owner Trust
  (continued)
                                                   $                     $
  4.21%; 01/15/09                                     446,533                448,434
  4.24%; 09/15/08                                     242,470                243,514
 DaimlerChrysler Auto Trust
  2.88%; 10/08/09                                     200,000                197,195
  3.09%; 01/08/08                                     175,000                173,747
 Ford Credit Auto Owner Trust
  2.70%; 06/15/07                                     675,000                669,728
  4.75%; 08/15/06                                     336,544                337,919
 Honda Auto Receivables Owner Trust
  2.48%; 07/18/08                                     410,000                404,690
  2.70%; 03/17/08                                     475,000                470,096
  4.49%; 09/17/07                                     162,219                162,863
 M&I Auto Loan Trust
  3.04%; 10/20/08                                      75,000                 74,606
 Nissan Auto Receivables Owner Trust
  1.89%; 12/15/06                                      41,731                 41,573
  2.70%; 12/17/07                                     100,000                 98,609
  3.33%; 01/15/08                                     100,000                 99,651
 Toyota Auto Receivables Owner Trust
  4.39%; 05/15/09                                     390,637                392,228
                                                                           5,008,334
BEVERAGES-NON-ALCOHOLIC (0.05%)
 Coca-Cola Enterprises
  5.25%; 05/15/07                                      30,000                 30,615
BEVERAGES-WINE & SPIRITS (0.07%)
 Diageo Capital
  3.38%; 03/20/08                                      15,000                 14,593
 Diageo Finance
  3.00%; 12/15/06                                      30,000                 29,422
                                                                              44,015
BROADCASTING SERVICES & PROGRAMMING (0.25%)
 Clear Channel Communications
  4.25%; 05/15/09                                     150,000                144,371
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.09%)
 Hanson Overseas
  6.75%; 09/15/05                                      50,000                 50,702
CABLE TV (0.94%)
 Comcast
  5.85%; 01/15/10                                     200,000                206,819
 Cox Communications
  3.55%; 12/14/07 /1/ /2/                             100,000                100,585
  4.63%; 01/15/10 /2/                                 125,000                121,463
  6.88%; 06/15/05                                      70,000                 70,403
 TCI Communications
  7.61%; 10/04/05                                      50,000                 51,180
                                                                             550,450
CASINO HOTELS (0.09%)
 Harrah's Operating
  7.50%; 01/15/09                                      50,000                 54,385
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CELLULAR TELECOMMUNICATIONS (0.72%)
 360 Communications
                                                   $                     $
  7.50%; 03/01/06                                      50,000                 51,655
 AT&T Wireless Services
  6.88%; 04/18/05                                      50,000                 50,066
  7.35%; 03/01/06                                      25,000                 25,776
 Cingular Wireless
  5.63%; 12/15/06                                      70,000                 71,511
 Telus
  7.50%; 06/01/07                                      70,000                 74,510
 Verizon Wireless Capital
  5.38%; 12/15/06                                     145,000                147,718
                                                                             421,236
CHEMICALS-DIVERSIFIED (0.30%)
 Chevron Phillips Chemical
  5.38%; 06/15/07                                      25,000                 25,467
 Dow Chemical
  7.00%; 08/15/05                                      60,000                 60,746
 E. I. Du Pont de Nemours
  3.38%; 11/15/07                                      90,000                 87,951
                                                                             174,164
COATINGS & PAINT (0.12%)
 Valspar
  6.00%; 05/01/07                                      70,000                 72,060
COMMERCIAL BANKS (0.28%)
 AmSouth Bank
  2.82%; 11/03/06                                      20,000                 19,629
 Key Bank National Association
  2.90%; 11/03/09 /1/                                  75,000                 74,954
 PNC Bank
  7.88%; 04/15/05                                      50,000                 50,065
 Union Planters Bank
  5.13%; 06/15/07                                      20,000                 20,323
                                                                             164,971
COMMERCIAL MORTGAGE BACKED SECURITY (0.21%)
 Structured Adjustable Rate Mortgage Loan
  Trust
  3.10%; 03/25/35 /1 4/                               125,000                125,000
COMMERCIAL SERVICE-FINANCE (0.03%)
 Equifax
  4.95%; 11/01/07                                      15,000                 15,219
COMPUTERS (0.21%)
 Hewlett-Packard
  5.50%; 07/01/07                                      50,000                 51,312
 International Business Machines
  4.25%; 09/15/09                                      70,000                 69,356
                                                                             120,668
CREDIT CARD ASSET BACKED SECURITIES (3.81%)
 Bank One Issuance Trust
  2.94%; 06/16/08                                     265,000                264,180
  3.35%; 03/15/11                                     100,000                 96,940
 Capital One Master Trust
  5.30%; 06/15/09                                     100,000                101,693
  5.45%; 03/16/09                                      45,000                 45,782
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
CREDIT CARD ASSET BACKED SECURITIES (CONTINUED)
 Capital One Multi-Asset Execution Trust
                                                   $                     $
  3.03%; 12/15/09 /1/                                  75,000                 75,123
 Chase Credit Card Master Trust
  3.01%; 05/15/09 /1/                                 100,000                 99,979
  3.14%; 01/17/11 /1/                                 225,000                226,373
  5.50%; 11/17/08                                     190,000                193,808
 Citibank Credit Card Issuance Trust
  2.70%; 01/15/08                                     400,000                397,081
  6.90%; 10/15/07                                      75,000                 76,337
 Citibank Credit Card Master Trust I
  5.88%; 03/10/11                                     200,000                209,891
 Discover Card Master Trust I
  5.15%; 10/15/09                                     150,000                152,938
 MBNA Credit Card Master Note Trust
  3.65%; 03/15/11                                     200,000                195,029
 MBNA Master Credit Card Trust
  6.90%; 01/15/08                                     100,000                101,326
                                                                           2,236,480
DATA PROCESSING & MANAGEMENT (0.10%)
 First Data
  3.38%; 08/01/08                                      60,000                 57,991
DIVERSIFIED FINANCIAL SERVICES (1.23%)
 General Electric Capital
  2.90%; 02/02/09 /1/                                  80,000                 80,189
  2.98%; 03/04/08 /1/                                 200,000                199,851
  3.75%; 12/15/09                                     100,000                 96,134
  4.25%; 01/15/08                                     150,000                149,440
 John Deere Capital
  3.63%; 05/25/07                                      50,000                 49,317
  4.50%; 08/22/07                                      25,000                 25,087
 NiSource Finance
  3.20%; 11/01/06                                      45,000                 44,104
  7.63%; 11/15/05                                      75,000                 76,723
                                                                             720,845
DIVERSIFIED MANUFACTURING OPERATIONS (0.64%)
 Cooper Industries
  5.25%; 07/01/07                                      20,000                 20,359
 Dover
  6.45%; 11/15/05                                      64,000                 64,982
 Honeywell International
  6.13%; 07/01/05                                     100,000                100,620
  6.88%; 10/03/05                                      81,000                 82,257
 Tyco International Group
  6.13%; 01/15/09                                     100,000                104,962
                                                                             373,180
ELECTRIC-DISTRIBUTION (0.03%)
 Detroit Edison
  5.05%; 10/01/05                                      20,000                 20,141
ELECTRIC-INTEGRATED (2.30%)
 Alabama Power
  2.80%; 12/01/06                                      10,000                  9,798
 Appalachian Power
  4.80%; 06/15/05                                      80,000                 80,248
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
ELECTRIC-INTEGRATED (CONTINUED)
 Conectiv
                                                   $                     $
  5.30%; 06/01/05                                      10,000                 10,026
 Consolidated Edison
  3.63%; 08/01/08                                      60,000                 58,518
 Dominion Resources
  3.09%; 05/15/06 /1/                                  80,000                 80,192
  7.63%; 07/15/05                                      35,000                 35,424
 Duke Energy
  3.75%; 03/05/08                                      60,000                 58,860
 FPL Group Capital
  3.25%; 04/11/06                                      35,000                 34,781
  4.09%; 02/16/07                                      50,000                 49,877
 Georgia Power
  2.99%; 02/17/09 /1/                                  40,000                 40,008
 MidAmerican Energy Holdings
  4.63%; 10/01/07                                      25,000                 25,059
 Niagara Mohawk Power
  7.75%; 05/15/06                                      60,000                 62,461
 Oncor Electric Delivery
  5.00%; 09/01/07                                      45,000                 45,533
 Pacific Gas & Electric
  3.60%; 03/01/09                                      65,000                 62,550
 Pepco Holdings
  5.50%; 08/15/07                                      25,000                 25,579
 Potomac Electric Power
  6.50%; 09/15/05                                     100,000                101,406
 Progress Energy
  5.85%; 10/30/08                                      50,000                 51,700
  6.75%; 03/01/06                                      95,000                 97,362
 PSEG Power
  3.75%; 04/01/09                                     100,000                 96,313
 Public Service Company of Colorado
  4.38%; 10/01/08                                      70,000                 69,718
 SCANA
  3.24%; 11/15/06 /1/                                  50,000                 50,035
 Scottish Power
  4.91%; 03/15/10                                     150,000                150,021
 Wisconsin Electric Power
  3.50%; 12/01/07                                      55,000                 53,874
                                                                           1,349,343
FEDERAL & FEDERALLY SPONSORED CREDIT (1.90%)
 Federal Farm Credit Bank
  3.00%; 04/15/08                                   1,150,000              1,112,405
FIDUCIARY BANKS (0.15%)
 Bank of New York
  5.20%; 07/01/07                                      85,000                 86,665
FINANCE-AUTO LOANS (1.88%)
 Ford Motor Credit
  6.13%; 01/09/06                                     150,000                151,369
  6.50%; 01/25/07                                     175,000                176,775
  6.88%; 02/01/06                                     150,000                152,040
  7.60%; 08/01/05                                      75,000                 75,783
 General Motors Acceptance
  3.92%; 10/20/05 /1/                                 210,000                209,520
  4.38%; 12/10/07                                      25,000                 22,993
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-AUTO LOANS (CONTINUED)
 General Motors Acceptance (continued)
                                                   $                     $
  5.13%; 05/09/08                                      85,000                 78,699
  6.13%; 08/28/07                                      60,000                 58,507
  6.75%; 01/15/06                                     110,000                110,766
 Toyota Motor Credit
  2.80%; 01/18/06                                      70,000                 69,448
                                                                           1,105,900
FINANCE-COMMERCIAL (0.42%)
 CIT Group
  2.99%; 02/15/07 /1/                                  65,000                 65,103
  7.38%; 04/02/07                                     125,000                132,186
 Textron Financial
  5.88%; 06/01/07                                      45,000                 46,484
                                                                             243,773
FINANCE-CONSUMER LOANS (1.64%)
 American General Finance
  5.88%; 07/14/06                                     180,000                184,010
  7.25%; 05/15/05                                     100,000                100,468
 Household Finance
  6.50%; 01/24/06                                     145,000                148,096
 HSBC Finance
  3.08%; 11/16/09 /1/                                 200,000                200,800
  4.13%; 03/11/08                                     200,000                198,479
 John Deere Capital
  4.13%; 01/15/10                                      60,000                 58,538
 SLM
  4.46%; 03/02/09 /1/                                  75,000                 74,429
                                                                             964,820
FINANCE-CREDIT CARD (0.44%)
 Capital One Bank
  6.70%; 05/15/08                                     100,000                105,950
  6.88%; 02/01/06                                     150,000                153,569
                                                                             259,519
FINANCE-INVESTMENT BANKER & BROKER (4.45%)
 Banque Paribas
  8.35%; 06/15/07                                      75,000                 81,253
 Bear Stearns
  3.00%; 03/30/06                                      60,000                 59,440
  3.03%; 01/30/09 /1/                                 200,000                200,711
  6.88%; 10/01/05                                      78,000                 79,274
 Citigroup
  4.13%; 02/22/10                                     275,000                267,398
  6.75%; 12/01/05                                     180,000                183,577
 Credit Suisse First Boston
  5.75%; 04/15/07                                     165,000                169,779
 Goldman Sachs Group
  3.02%; 07/23/09 /1/                                 150,000                150,752
  3.12%; 03/02/10 /1/                                  75,000                 74,985
  6.88%; 01/15/11                                     125,000                136,343
 Lehman Brothers Holdings
  3.02%; 11/10/09 /1/                                 100,000                100,230
  4.25%; 01/27/10                                     110,000                107,093
  6.25%; 05/15/06                                     170,000                174,069
 Merrill Lynch
  2.99%; 02/05/10 /1/                                  50,000                 50,040
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Merrill Lynch (continued)
                                                   $                     $
  3.02%; 02/06/09 /1/                                 180,000                180,438
  4.42%; 03/02/09 /1/                                  40,000                 39,724
  6.15%; 01/26/06                                      45,000                 45,787
 Morgan Stanley
  2.94%; 01/15/10 /1/                                 290,000                291,321
  4.00%; 01/15/10                                     225,000                216,607
                                                                           2,608,821
FINANCE-LEASING COMPANY (0.45%)
 AT&T Capital
  6.60%; 05/15/05                                      25,000                 25,049
 Boeing Capital
  5.75%; 02/15/07                                     110,000                112,959
 International Lease Finance
  3.06%; 01/15/10 /1/                                 125,000                124,963
                                                                             262,971
FINANCE-MORTGAGE LOAN/BANKER (15.85%)
 Countrywide Home Loan
  2.88%; 02/15/07                                      80,000                 77,918
  3.05%; 11/16/07 /1/                                  50,000                 50,034
  4.50%; 01/25/33                                      41,686                 41,481
 Federal Home Loan Bank
  2.88%; 09/15/06                                   2,925,000              2,885,776
 Federal Home Loan Mortgage
  3.26%; 06/15/23 /1/                                 146,605                147,814
  4.00%; 01/15/22                                     200,000                198,810
  5.50%; 01/15/17                                     462,263                469,536
  5.75%; 03/15/09                                   1,600,000              1,679,250
 Federal National Mortgage Association
  4.25%; 05/15/09                                     950,000                944,297
  4.40%; 02/17/09 /1/                                 180,000                180,009
  5.25%; 04/15/07                                   2,175,000              2,226,028
 Federal National Mortgage Association Whole
  Loan
  3.05%; 05/25/35 /1 4/                               200,000                200,000
 Greenpoint Mortgage Loan /1 4 5/
  3.36%; 03/30/35                                     200,000                200,000
                                                                           9,300,953
FINANCE-OTHER SERVICES (0.64%)
 Caterpillar Financial Services
  3.00%; 02/15/07                                      70,000                 68,605
  4.69%; 04/25/05                                      20,000                 20,022
 Mellon Funding
  4.88%; 06/15/07                                      70,000                 70,981
 National Rural Utilities
  6.00%; 05/15/06                                      95,000                 97,120
 Verizon Global Funding
  6.75%; 12/01/05                                     115,000                117,253
                                                                             373,981
FOOD-MEAT PRODUCTS (0.22%)
 Tyson Foods
  6.75%; 06/01/05                                      50,000                 50,235
  7.25%; 10/01/06                                      75,000                 78,255
                                                                             128,490
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
FOOD-MISCELLANEOUS/DIVERSIFIED (0.62%)
 Campbell Soup
                                                   $                     $
  5.50%; 03/15/07                                      85,000                 86,618
 General Mills
  5.13%; 02/15/07                                      20,000                 20,337
 Kellogg
  6.00%; 04/01/06                                      75,000                 76,338
 Kraft Foods
  4.63%; 11/01/06                                      95,000                 95,623
 Sara Lee
  2.75%; 06/15/08                                      10,000                  9,526
 Unilever Capital
  6.88%; 11/01/05                                      75,000                 76,875
                                                                             365,317
FOOD-RETAIL (0.69%)
 Kroger
  6.38%; 03/01/08                                     125,000                130,457
 Safeway
  2.50%; 11/01/05                                      90,000                 89,271
  3.80%; 08/15/05                                      50,000                 49,978
  7.50%; 09/15/09                                     125,000                136,564
                                                                             406,270
GAS-DISTRIBUTION (0.08%)
 Sempra Energy
  4.75%; 05/15/09                                      45,000                 44,739
HOME EQUITY-OTHER (0.98%)
 Asset Backed Funding Certificates
  3.11%; 02/25/35 /1 4/                               100,000                100,000
 Encore Credit Receivables Trust
  3.05%; 02/25/35 /1/                                 150,000                149,999
 Specialty Underwriting & Residential
  Finance
  2.98%; 12/25/35 /1/                                 300,000                300,000
  3.36%; 02/25/35 /1/                                  25,000                 25,078
                                                                             575,077
HOME EQUITY-SEQUENTIAL (1.97%)
 Ameriquest Mortgage Securities
  3.02%; 10/25/33                                      56,765                 56,535
  3.17%; 10/25/34 /1/                                 300,000                300,930
  4.26%; 08/25/33                                     164,273                164,108
 New Century Home Equity Loan Trust
  3.14%; 03/25/35 /1/                                 198,601                198,773
  3.56%; 11/25/33                                     160,000                159,226
 Residential Asset Securities
  4.00%; 03/25/35 /1/                                  50,000                 50,056
  4.20%; 12/25/33 /1/                                 100,000                101,801
  4.65%; 04/25/32 /1/                                 125,000                125,384
                                                                           1,156,813
INDUSTRIAL GASES (0.16%)
 Praxair
  4.75%; 07/15/07                                      20,000                 20,154
  6.85%; 06/15/05                                      75,000                 75,479
                                                                              95,633
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
INSURANCE BROKERS (0.32%)
 Aon
                                                   $                     $
  6.95%; 01/15/07 /1/                                  30,000                 31,050
  8.65%; 05/15/05                                      60,000                 60,337
 Marsh & McLennan
  2.77%; 07/13/07 /1/                                  50,000                 49,763
  3.63%; 02/15/08                                      50,000                 48,568
                                                                             189,718
LIFE & HEALTH INSURANCE (0.10%)
 Lincoln National
  5.25%; 06/15/07                                      20,000                 20,376
 Torchmark
  6.25%; 12/15/06                                      35,000                 36,183
                                                                              56,559
MEDICAL PRODUCTS (0.12%)
 Baxter International
  5.25%; 05/01/07                                      70,000                 70,921
MEDICAL-HMO (0.48%)
 Anthem
  3.50%; 09/01/07                                      50,000                 49,096
  4.88%; 08/01/05                                     110,000                110,335
 UnitedHealth Group
  3.30%; 01/30/08                                      75,000                 72,767
  3.38%; 08/15/07                                      50,000                 48,962
                                                                             281,160
METAL-DIVERSIFIED (0.10%)
 Rio Tinto Finance
  2.63%; 09/30/08                                      60,000                 56,526
MISCELLANEOUS INVESTING (0.97%)
 Archstone-Smith Operating Trust
  3.00%; 06/15/08                                      60,000                 57,134
 Camden Property Trust
  4.38%; 01/15/10                                      75,000                 73,117
  5.88%; 06/01/07                                      70,000                 71,817
 Developers Diversified Realty
  3.88%; 01/30/09                                      25,000                 24,082
 Duke Realty
  3.35%; 01/15/08                                      25,000                 24,086
 iStar Financial
  3.30%; 03/03/08 /1/                                 100,000                100,208
  4.25%; 03/12/07 /1/                                  75,000                 76,314
 Simon Property Group
  3.75%; 01/30/09                                      75,000                 71,982
  7.13%; 06/24/05                                      30,000                 30,231
 United Dominion Realty Trust
  4.50%; 03/03/08                                      35,000                 35,150
                                                                             564,121
MONEY CENTER BANKS (1.05%)
 Bank of America
  4.75%; 10/15/06                                     165,000                166,683
 JP Morgan Chase
  2.75%; 10/02/09 /1/                                 225,000                225,513
  3.13%; 12/11/06                                     100,000                 98,501
  5.25%; 05/30/07                                     100,000                101,970
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (CONTINUED)
 JP Morgan Chase (continued)
                                                   $                     $
  5.35%; 03/01/07                                      25,000                 25,505
                                                                             618,172
MORTGAGE BACKED SECURITIES (14.29%)
 1301 Avenue of the Americas Trust
  7.79%; 08/03/10 /1/ /2/                             175,000                177,356
 Banc of America Commercial Mortgage
  7.11%; 11/15/31                                      72,835                 76,414
 Bear Stearns Commercial Mortgage Securities
  0.44%; 02/11/41 /1/                               7,956,632                121,967
  0.65%; 05/11/39 /1/ /2/                           2,550,199                 64,533
  3.13%; 06/15/17 /1/ /2/                             150,000                150,045
  3.97%; 11/11/35                                     418,675                410,496
  4.13%; 11/11/41                                     300,000                293,927
 Chase Manhattan Bank-First Union National
  Bank Commercial Mortgage Trust
  7.13%; 08/15/31                                     277,030                288,393
 Commercial Mortgage Pass-Through
  Certificate
  3.25%; 06/10/38 /2/                                  91,333                 86,256
 CS First Boston Mortgage Securities
  6.25%; 12/16/35                                     100,000                104,467
 First Union-Lehman Brothers-Bank of America
  Commercial Mortgage Trust
  6.56%; 11/18/35                                     100,000                105,352
 GE Capital Commercial Mortgage
  6.32%; 01/15/33                                      55,734                 56,888
 GMAC Commercial Mortgage Securities
  0.30%; 05/10/40 /1/ /2/                          67,275,816                578,572
  0.51%; 08/10/38 /1/ /2/                          22,872,692                499,402
  4.32%; 10/15/38                                      71,201                 71,430
  6.95%; 09/15/33                                     100,000                107,973
 GMAC Mortgage Corporation Loan Trust
  3.03%; 08/25/35 /1 4/                               200,000                200,000
 Greenwich Capital Commercial Funding
  0.39%; 06/10/36 /1/ /2/                           6,921,000                115,034
 IMPAC Commercial Mortgage Trust
  3.12%; 10/25/33 /1/                                 165,276                165,431
  3.13%; 07/25/35 /1 4 5/                              50,000                 50,000
  3.20%; 04/25/35 /1 4/                               125,000                125,000
  3.85%; 10/25/33 /1/                                 169,318                170,080
 Indymac Index Mortgage Loan Trust
  3.16%; 04/25/35 /1 4/                               100,000                100,000
 JP Morgan Chase Commercial Mortgage
  Securities
  3.48%; 06/12/41                                     447,754                437,624
  4.47%; 11/15/35                                      25,554                 25,661
  6.04%; 11/15/35                                     190,000                197,888
 JP Morgan Commercial Mortgage Finance
  7.16%; 09/15/29                                      50,000                 53,005
 LB-UBS Commercial Mortgage Trust
  1.23%; 03/15/36 /1/ /2/                           1,691,618                 81,330
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
MORTGAGE BACKED SECURITIES (CONTINUED)
 LB-UBS Commercial Mortgage Trust
  (continued)
                                                   $                     $
  2.60%; 05/15/27                                      81,120                 78,256
  3.63%; 10/15/29                                     373,696                367,195
  4.19%; 08/15/29                                     350,000                343,763
  4.90%; 06/15/26                                     200,000                202,590
  5.97%; 03/15/26                                     265,000                274,944
  6.06%; 06/15/20                                     126,727                131,554
 Merrill Lynch Mortgage Investors
  7.83%; 12/26/25 /1/                                  50,000                 50,392
 Merrill Lynch Mortgage Trust
  0.47%; 09/12/42 /1/                              22,910,000                374,441
 Morgan Stanley Capital I
  3.48%; 09/15/37                                      56,386                 55,632
  5.33%; 12/18/32                                     150,000                152,902
  6.54%; 02/15/31                                     230,000                242,349
 NationsLink Funding
  7.23%; 06/20/31                                     878,000                945,308
 PNC Mortgage Acceptance
  7.11%; 12/10/32                                      64,330                 67,324
 Prudential Securities Secured Financing
  6.48%; 11/01/31                                     100,000                105,682
 Wachovia Bank Commercial Mortgage Trust
  0.33%; 01/15/41 /1/ /2/                           6,675,422                 77,502
                                                                           8,384,358
MULTI-LINE INSURANCE (0.52%)
 Allstate
  5.38%; 12/01/06                                      45,000                 45,791
  7.88%; 05/01/05                                      10,000                 10,034
 CNA Financial
  6.60%; 12/15/08                                      75,000                 78,696
 Hartford Financial Services Group
  4.70%; 09/01/07                                      70,000                 70,334
 MetLife
  3.91%; 05/15/05                                      50,000                 50,055
  5.25%; 12/01/06                                      50,000                 50,950
                                                                             305,860
MULTIMEDIA (0.97%)
 AOL Time Warner
  6.13%; 04/15/06                                     105,000                107,146
 Gannett
  5.50%; 04/01/07                                      75,000                 76,855
 News America
  4.75%; 03/15/10                                     125,000                124,439
 Thomson
  5.75%; 02/01/08                                      70,000                 72,157
 Viacom
  7.15%; 05/20/05                                      47,000                 47,203
  7.75%; 06/01/05                                     140,000                140,929
                                                                             568,729
OIL COMPANY-EXPLORATION & PRODUCTION (0.38%)
 Kerr-McGee
  5.38%; 04/15/05                                      70,000                 70,027
 Pemex Project Funding Master Trust
  6.13%; 08/15/08                                     100,000                102,500
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (CONTINUED)
 PennzEnergy
                                                   $                     $
  10.25%; 11/01/05                                     50,000                 51,683
                                                                             224,210
OIL COMPANY-INTEGRATED (0.18%)
 Marathon Oil
  5.38%; 06/01/07                                      70,000                 71,431
 Occidental Petroleum
  4.00%; 11/30/07                                      35,000                 34,560
                                                                             105,991
OIL FIELD MACHINERY & EQUIPMENT (0.09%)
 Cooper Cameron
  2.65%; 04/15/07                                      55,000                 53,010
OIL REFINING & MARKETING (0.08%)
 Valero Energy
  6.13%; 04/15/07                                      45,000                 46,512
OIL-FIELD SERVICES (0.05%)
 Halliburton
  4.16%; 10/17/05 /1/                                  30,000                 30,214
PAPER & RELATED PRODUCTS (0.22%)
 Champion International
  7.10%; 09/01/05                                      50,000                 50,602
 Union Camp
  7.00%; 08/15/06                                      75,000                 77,666
                                                                             128,268
PHARMACY SERVICES (0.04%)
 Caremark Rx
  7.38%; 10/01/06                                      25,000                 26,009
PHOTO EQUIPMENT & SUPPLIES (0.11%)
 Eastman Kodak
  3.63%; 05/15/08                                      65,000                 62,159
PIPELINES (0.26%)
 Columbia Energy Group
  6.80%; 11/28/05                                      25,000                 25,484
 Duke Energy Field Services
  7.50%; 08/16/05                                      75,000                 76,077
 Enbridge Energy Partners
  4.00%; 01/15/09                                      50,000                 48,620
                                                                             150,181
PROPERTY & CASUALTY INSURANCE (0.64%)
 ACE
  6.00%; 04/01/07                                     100,000                102,402
 Chubb
  6.15%; 08/15/05                                      25,000                 25,208
 Markel
  7.00%; 05/15/08                                     150,000                159,506
 St. Paul
  7.88%; 04/15/05                                      70,000                 70,091
 Travelers Property Casualty
  3.75%; 03/15/08                                      20,000                 19,561
                                                                             376,768
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
PUBLISHING-BOOKS (0.17%)
 Reed Elsevier Capital
                                                   $                     $
  6.13%; 08/01/06                                      25,000                 25,521
  7.00%; 05/15/05                                      75,000                 75,322
                                                                             100,843
REAL ESTATE OPERATOR & DEVELOPER (0.22%)
 EOP Operating
  7.75%; 11/15/07                                      75,000                 80,707
 ERP Operating
  4.75%; 06/15/09                                      50,000                 50,017
                                                                             130,724
REGIONAL AUTHORITY (0.15%)
 New Brunswick
  3.50%; 10/23/07                                      20,000                 19,641
 Province of Manitoba
  2.75%; 01/17/06                                      70,000                 69,651
                                                                              89,292
REGIONAL BANKS (1.11%)
 Korea Development Bank
  3.88%; 03/02/09                                      25,000                 24,101
  7.25%; 05/15/06                                      55,000                 56,892
 PNC Funding
  5.75%; 08/01/06                                      85,000                 86,880
 SunTrust Banks
  2.50%; 11/01/06                                      10,000                  9,761
  5.05%; 07/01/07                                      65,000                 66,074
 U.S. Bancorp
  6.75%; 10/15/05                                      60,000                 60,928
 Wachovia
  3.06%; 03/01/12 /1/                                 200,000                199,727
 Wells Fargo
  3.00%; 03/10/08 /1/                                 150,000                149,879
                                                                             654,242
RENTAL-AUTO & EQUIPMENT (0.03%)
 Hertz
  4.70%; 10/02/06                                      20,000                 19,726
RETAIL-DISCOUNT (0.58%)
 Costco Wholesale
  5.50%; 03/15/07                                      70,000                 71,791
 Target
  5.40%; 10/01/08                                      70,000                 72,195
 Wal-Mart Stores
  4.38%; 07/12/07                                     195,000                196,217
                                                                             340,203
RETAIL-DRUG STORE (0.12%)
 CVS
  3.88%; 11/01/07                                      70,000                 68,991
RETAIL-MAJOR DEPARTMENT STORE (0.22%)
 May Department Stores
  3.95%; 07/15/07                                     130,000                128,221
RETAIL-RESTAURANTS (0.30%)
 McDonald's
  5.38%; 04/30/07                                      70,000                 71,743
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
 Yum! Brands
                                                   $                     $
  8.50%; 04/15/06                                     100,000                104,370
                                                                             176,113
SAVINGS & LOANS-THRIFTS (1.19%)
 Washington Mutual
  2.96%; 01/15/10 /1/                                  75,000                 75,302
  3.09%; 01/25/45 /1/                                 425,000                424,985
  3.20%; 03/20/08 /1/                                  50,000                 49,969
  3.35%; 03/22/12 /1/                                 100,000                 99,872
  4.00%; 01/15/09                                      50,000                 48,914
                                                                             699,042
SOVEREIGN (1.24%)
 Italy Government
  4.38%; 10/25/06                                     470,000                472,460
 Mexico Government
  8.38%; 01/14/11                                     100,000                113,800
  8.50%; 02/01/06                                     135,000                140,063
                                                                             726,323
SPECIAL PURPOSE BANKS (0.48%)
 Kreditanstalt fuer Wiederaufbau
  2.38%; 09/25/06                                     285,000                279,529
SPECIAL PURPOSE ENTITY (0.34%)
 Allstate Life Global Funding Trusts
  4.25%; 02/26/10                                     130,000                127,304
 Fondo Latinoamericano de Reservas
  3.00%; 08/01/06 /2/                                  75,000                 74,073
                                                                             201,377
SUPRANATIONAL BANK (0.30%)
 Asian Development Bank
  2.38%; 03/15/06                                     100,000                 99,016
 Corp Andina de Fomento
  8.88%; 06/01/05                                      75,000                 75,649
                                                                             174,665
TELEPHONE-INTEGRATED (2.11%)
 ALLTEL
  6.75%; 09/15/05                                     130,000                131,877
 BellSouth
  4.20%; 09/15/09                                      20,000                 19,543
  5.00%; 10/15/06                                     100,000                101,344
 British Telecommunications
  7.88%; 12/15/05                                     125,000                128,546
 Deutsche Telekom International Finance
  8.25%; 06/15/05                                      50,000                 50,482
 France Telecom
  7.45%; 03/01/06 /1/                                  75,000                 77,321
 GTE Florida
  6.25%; 11/15/05                                      50,000                 50,768
 New England Telephone & Telegraph
  5.88%; 04/15/09                                     100,000                103,243
 SBC Communications
  5.75%; 05/02/06                                     100,000                101,827
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
BONDS (CONTINUED)
TELEPHONE-INTEGRATED (CONTINUED)
 Sprint Capital
                                                   $                     $
  7.13%; 01/30/06                                     100,000                102,370
  7.63%; 01/30/11                                     125,000                139,139
 Telecom Italia Capital
  4.00%; 11/15/08                                      65,000                 63,300
  4.00%; 01/15/10 /2/                                 100,000                 95,602
 Telefonos de Mexico
  4.50%; 11/19/08                                      75,000                 73,736
                                                                           1,239,098
TEXTILE-HOME FURNISHINGS (0.08%)
 Mohawk Industries
  6.50%; 04/15/07                                      45,000                 46,914
TRANSPORT-RAIL (1.15%)
 Burlington Northern Santa Fe
  6.38%; 12/15/05                                     135,000                137,360
  9.25%; 10/01/06                                     150,000                160,658
 CSX
  6.25%; 10/15/08                                      75,000                 78,927
 Norfolk Southern
  8.38%; 05/15/05                                     150,000                150,742
 Union Pacific
  3.88%; 02/15/09                                      75,000                 72,819
  7.60%; 05/01/05                                      75,000                 75,211
                                                                             675,717
TRANSPORT-SERVICES (0.03%)
 FedEx
  2.84%; 04/01/05 /1/                                  20,000                 20,000
                                                 TOTAL BONDS              51,396,726

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) CERTIFICATES (3.39%)
                                                   $                     $
4.00%; 09/01/10                                        83,505                 81,925
4.50%; 07/01/10                                       187,787                187,177
4.50%; 09/01/10                                       152,115                151,621
4.50%; 10/01/10                                        95,897                 95,586
4.50%; 11/01/10                                       265,261                264,400
4.50%; 02/01/11                                        95,133                 94,809
4.50%; 04/01/11                                       391,181                389,848
4.50%; 06/01/11                                       187,017                186,791
4.50%; 10/01/11                                       242,909                242,081
4.50%; 11/01/11                                       294,798                293,794
                                    TOTAL FHLMC CERTIFICATES               1,988,032

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) CERTIFICATES (2.43%)
4.00%; 05/01/10                                        56,782                 55,657
                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION (CONTINUED)
                                                   $                     $
4.00%; 06/01/10                                        33,984                 33,310
4.00%; 07/01/10                                        39,660                 38,875
4.00%; 08/01/10                                        24,964                 24,470
4.00%; 03/01/11                                        86,772                 85,018
4.50%; 05/01/10                                        97,673                 97,238
4.50%; 06/01/10                                       210,380                209,443
4.50%; 05/01/11                                       130,972                130,364
4.50%; 07/01/11                                       230,483                229,413
4.50%; 08/01/11                                       436,882                434,854
4.50%; 09/01/11                                        87,351                 86,945
                                     TOTAL FNMA CERTIFICATES               1,425,587

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
TREASURY BONDS (5.65%)
 U.S. Treasury Inflation-Indexed Obligations
                                                   $                     $
  4.25%; 01/15/10                                   2,436,939              2,774,082
 U.S. Treasury Strip /3/
  0.00%; 08/15/09                                     650,000                543,847
                                                                           3,317,929
                                        TOTAL TREASURY BONDS               3,317,929

                                                   Principal
                                                     Amount                 Value
-------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.34%)
FINANCE-MORTGAGE LOAN/BANKER (0.34%)
 Investment in Joint Trading Account;
  Federal Home Loan Bank
                                                   $                     $
  2.55%; 04/01/05                                     196,139                196,139
                                      TOTAL COMMERCIAL PAPER                 196,139
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (99.39%)              58,324,413
CASH AND RECEIVABLES, NET OF LIABILITIES (0.61%)                             358,785
                                  TOTAL NET ASSETS (100.00%)             $58,683,198
                                                                         -------------


                                                Notional    Unrealized
                 Description                     Amount     Gain (Loss)
------------------------------------------------------------------------
SWAP AGREEMENTS
TOTAL RETURN SWAPS
Receive monthly a return equal to the Lehman   $2,600,000    $(21,537)
ERISA Eligible CMBS Index and pay monthly a
floating rate based on 1-month LIBOR less 7
basis points with Deutsche Bank AG. Expires
April 2005.




/1 /Variable rate.
/2 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $2,410,441 or 4.11% of net assets.
/3 /Non-income producing security.
/4 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of the securities totaled $1,100,000 or 1.87% of net assets.
/5 /Security purchased on when-issued basis.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $    16,007
Unrealized Depreciation                         (887,258)
                                             -----------
Net Unrealized Appreciation (Depreciation)      (871,251)
Cost for federal income tax purposes         $59,195,664

                            SCHEDULE OF INVESTMENTS
                                 MIDCAP ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (98.27%)
ADVERTISING AGENCIES (0.75%)
                                                                                $
 Interpublic Group /1/                                       236,005               2,898,141
AEROSPACE & DEFENSE (0.49%)
 Rockwell Collins                                             39,890               1,898,365
AEROSPACE & DEFENSE EQUIPMENT (1.45%)
 Alliant Techsystems /1/                                      78,577               5,614,327
AGRICULTURAL OPERATIONS (0.61%)
 Delta & Pine Land                                            88,082               2,378,214
APPAREL MANUFACTURERS (0.77%)
 Polo Ralph Lauren                                            76,742               2,977,590
APPLICATIONS SOFTWARE (1.04%)
 Intuit /1/                                                   91,726               4,014,847
BROADCASTING SERVICES & PROGRAMMING (1.77%)
 Liberty Media /1/                                           662,986               6,875,165
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.05%)
 Vulcan Materials                                             71,560               4,066,755
BUILDING PRODUCTS-WOOD (0.82%)
 Rayonier                                                     63,994               3,169,623
CABLE TV (0.77%)
 Liberty Media International /1/                              68,301               2,987,486
CASINO HOTELS (1.54%)
 Harrah's Entertainment                                       92,172               5,952,468
CASINO SERVICES (0.38%)
 International Game Technology                                55,097               1,468,886
COMMERCIAL BANKS (5.59%)
 M&T Bank                                                     42,980               4,386,539
 Marshall & Ilsley                                            54,819               2,288,693
 North Fork Bancorp                                          180,006               4,993,367
 TCF Financial                                               368,042               9,992,340
                                                                                  21,660,939
COMMERCIAL SERVICE-FINANCE (2.77%)
 Dun & Bradstreet /1/                                         58,039               3,566,496
 MoneyGram International                                     105,785               1,998,279
 Paychex                                                     157,035               5,153,889
                                                                                  10,718,664
COMMERCIAL SERVICES (3.66%)
 Arbitron                                                    145,699               6,250,487
 Magellan Health Services /1/                                 57,808               1,968,362
 ServiceMaster                                               208,828               2,819,178
 Weight Watchers International /1/                            73,465               3,157,526
                                                                                  14,195,553
COMPUTER SERVICES (2.61%)
 Ceridian /1/                                                179,907               3,067,414
 DST Systems /1/                                              81,549               3,765,933
 Sungard Data Systems /1/                                     95,037               3,278,777
                                                                                  10,112,124
COMPUTERS-INTEGRATED SYSTEMS (3.30%)
 Diebold                                                     111,877               6,136,453
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                                $
 NCR /1/                                                     196,840               6,641,382
                                                                                  12,777,835
COMPUTERS-MEMORY DEVICES (1.17%)
 Storage Technology /1/                                      147,749               4,550,669
COMPUTERS-PERIPHERAL EQUIPMENT (0.98%)
 Lexmark International /1/                                    47,330               3,784,980
DATA PROCESSING & MANAGEMENT (1.38%)
 Certegy                                                      81,065               2,806,470
 Reynolds & Reynolds                                          94,183               2,548,592
                                                                                   5,355,062
DENTAL SUPPLIES & EQUIPMENT (0.79%)
 Dentsply International                                       56,065               3,050,497
DIVERSIFIED MANUFACTURING OPERATIONS (1.02%)
 Dover                                                        56,337               2,128,975
 Lancaster Colony                                             43,122               1,834,841
                                                                                   3,963,816
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.87%)
 Aramark                                                     128,055               3,365,285
ELECTRIC-INTEGRATED (1.78%)
 Ameren                                                       88,260               4,325,623
 Scana                                                        66,948               2,558,752
                                                                                   6,884,375
ELECTRONIC COMPONENTS-MISCELLANEOUS (2.48%)
 Gentex                                                      300,889               9,598,359
FOOD-CANNED (0.98%)
 Del Monte Foods /1/                                         350,948               3,807,786
FOOD-DAIRY PRODUCTS (0.50%)
 Dean Foods /1/                                               56,351               1,932,839
FOOD-MISCELLANEOUS/DIVERSIFIED (0.72%)
 McCormick                                                    81,433               2,803,738
GOLD MINING (0.50%)
 Newmont Mining                                               46,285               1,955,541
HOSPITAL BEDS & EQUIPMENT (0.98%)
 Hillenbrand Industries                                       68,422               3,795,368
INSURANCE BROKERS (1.70%)
 Aon                                                         183,007               4,179,880
 Arthur J. Gallagher                                          84,263               2,426,774
                                                                                   6,606,654
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.30%)
 Eaton Vance                                                  71,923               1,685,875
 Federated Investors                                         118,811               3,363,540
                                                                                   5,049,415
LIFE & HEALTH INSURANCE (2.22%)
 Aflac                                                       148,753               5,542,537
 Torchmark                                                    58,482               3,052,760
                                                                                   8,595,297
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LINEN SUPPLY & RELATED ITEMS (2.09%)
                                                                                $
 Cintas                                                      195,952               8,094,777
LOTTERY SERVICES (1.51%)
 GTECH Holdings                                              249,526               5,871,347
MACHINERY-PRINT TRADE (1.55%)
 Zebra Technologies /1/                                      126,574               6,010,999
MEDICAL INFORMATION SYSTEM (2.06%)
 IMS Health                                                  326,959               7,974,530
MEDICAL INSTRUMENTS (1.71%)
 Beckman Coulter                                              56,702               3,767,848
 Biomet                                                       79,155               2,873,326
                                                                                   6,641,174
MEDICAL LABORATORY & TESTING SERVICE (1.40%)
 Laboratory Corp. of America Holdings /1/                    112,436               5,419,415
MEDICAL PRODUCTS (1.24%)
 Varian Medical Systems /1/                                  140,281               4,808,833
MEDICAL-DRUGS (3.35%)
 Medimmune /1/                                               179,267               4,268,347
 Shire Pharmaceuticals Group                                 103,335               3,542,324
 Valeant Pharmaceuticals International                       229,625               5,171,155
                                                                                  12,981,826
MEDICAL-HMO (0.82%)
 Coventry Health Care /1/                                     46,921               3,197,197
MEDICAL-HOSPITALS (0.59%)
 Health Management Associates                                 87,544               2,291,902
METAL-DIVERSIFIED (1.27%)
 Freeport-McMoran Copper & Gold                              124,587               4,934,891
MISCELLANEOUS INVESTING (0.57%)
 AMB Property                                                 17,908                 676,922
 Prologis Trust                                               41,758               1,549,222
                                                                                   2,226,144
MULTI-LINE INSURANCE (1.22%)
 Loews                                                        64,059               4,710,899
MULTIMEDIA (0.75%)
 E.W. Scripps                                                 59,625               2,906,719
NON-HAZARDOUS WASTE DISPOSAL (2.42%)
 Republic Services                                           209,852               7,025,845
 Waste Management                                             82,037               2,366,767
                                                                                   9,392,612
OFFICE AUTOMATION & EQUIPMENT (0.60%)
 Pitney Bowes                                                 51,381               2,318,311
OIL COMPANY-EXPLORATION & PRODUCTION (2.84%)
 Apache                                                        7,894                 483,350
 Encore Acquisition /1/                                       57,545               2,376,608
 Pioneer Natural Resources                                   100,332               4,286,183
 XTO Energy                                                  117,928               3,872,756
                                                                                  11,018,897
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-INTEGRATED (0.95%)
                                                                                $
 Marathon Oil                                                 78,326               3,675,056
OIL-FIELD SERVICES (1.86%)
 BJ Services                                                  90,302               4,684,868
 Weatherford International /1/                                43,445               2,517,203
                                                                                   7,202,071
PHOTO EQUIPMENT & SUPPLIES (0.87%)
 Eastman Kodak                                               103,736               3,376,607
PIPELINES (2.25%)
 Equitable Resources                                          52,464               3,013,532
 Questar                                                      96,055               5,691,259
                                                                                   8,704,791
POWER CONVERTER & SUPPLY EQUIPMENT (0.99%)
 American Power Conversion                                   146,708               3,830,546
PROPERTY & CASUALTY INSURANCE (2.85%)
 Fidelity National Financial                                 159,088               5,240,359
 Markel /1/                                                    4,553               1,571,741
 Mercury General                                              76,495               4,227,114
                                                                                  11,039,214
REAL ESTATE OPERATOR & DEVELOPER (1.04%)
 Catellus Development                                         61,618               1,642,119
 Forest City Enterprises                                      37,576               2,397,349
                                                                                   4,039,468
REINSURANCE (1.29%)
 Everest Re Group                                             58,932               5,015,703
RETAIL-APPAREL & SHOE (0.82%)
 Ross Stores                                                 108,940               3,174,512
RETAIL-DISCOUNT (1.51%)
 TJX                                                         237,661               5,853,590
RETAIL-JEWELRY (1.10%)
 Tiffany                                                     123,517               4,263,807
RETAIL-REGIONAL DEPARTMENT STORE (1.15%)
 Neiman Marcus Group                                          48,738               4,460,014
RETAIL-RESTAURANTS (1.62%)
 Yum! Brands                                                 121,189               6,278,802
TELEPHONE-INTEGRATED (2.41%)
 Citizens Communications                                     505,464               6,540,704
 Telephone & Data Systems                                     34,397               2,806,795
                                                                                   9,347,499
TEXTILE-HOME FURNISHINGS (1.12%)
 Mohawk Industries /1/                                        51,439               4,336,308
TOBACCO (0.24%)
 UST                                                          17,707                 915,452
TOYS (0.93%)
 Mattel                                                      168,022               3,587,270
                                                Shares

                                                Held                                Value

----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-TRUCK (0.54%)
                                                                                $
 Heartland Express                                           108,687               2,081,356
                                                TOTAL COMMON STOCKS              380,849,202

                                                Principal

                                                Amount                              Value

----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.50%)
MONEY CENTER BANKS (2.50%)
 Investment in Joint Trading Account; Citicorp
                                                           $                    $
  2.83%; 04/01/05                                          9,702,118               9,702,118
                                             TOTAL COMMERCIAL PAPER                9,702,118
                                                                                ------------

                              TOTAL PORTFOLIO INVESTMENTS (100.77%)              390,551,320
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.77%)                                 (3,003,350)
                                         TOTAL NET ASSETS (100.00%)             $387,547,970
                                                                                ---------------





/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 75,096,469
Unrealized Depreciation                        (5,859,691)
                                             ------------
Net Unrealized Appreciation (Depreciation)     69,236,778
Cost for federal income tax purposes         $321,314,542

                            SCHEDULE OF INVESTMENTS
                             MIDCAP GROWTH ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (99.82%)
ADVERTISING SERVICES (0.70%)
                                                                             $
 Getty Images /1/                                           5,800                412,438
AEROSPACE & DEFENSE (1.24%)
 Rockwell Collins                                          15,400                732,886
APPAREL MANUFACTURERS (1.57%)
 Coach /1/                                                 16,300                923,069
APPLICATIONS SOFTWARE (1.71%)
 Citrix Systems /1/                                        20,200                481,164
 Intuit /1/                                                12,000                525,240
                                                                               1,006,404
AUCTION HOUSE & ART DEALER (0.56%)
 ADESA                                                     14,200                331,712
AUDIO & VIDEO PRODUCTS (0.70%)
 Harman International Industries                            4,700                415,762
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.33%)
 BorgWarner                                                 4,000                194,720
BATTERIES & BATTERY SYSTEMS (0.51%)
 Energizer Holdings /1/                                     5,000                299,000
BUILDING-RESIDENTIAL & COMMERCIAL (2.31%)
 DR Horton                                                 12,266                358,658
 Lennar                                                     6,600                374,088
 NVR /1/                                                      800                628,000
                                                                               1,360,746
CASINO HOTELS (1.21%)
 Ameristar Casinos                                          7,100                388,228
 Caesars Entertainment /1/                                 16,300                322,577
                                                                                 710,805
CHEMICALS-DIVERSIFIED (0.90%)
 Georgia Gulf                                               5,400                248,292
 Lyondell Chemical                                         10,200                284,784
                                                                                 533,076
CHEMICALS-SPECIALTY (1.02%)
 Cabot Microelectronics /1/ /2/                             7,700                241,626
 Lubrizol                                                   8,900                361,696
                                                                                 603,322
COATINGS & PAINT (0.39%)
 Sherwin-Williams                                           5,200                228,748
COMMERCIAL BANKS (1.24%)
 Fremont General                                           10,500                230,895
 North Fork Bancorp                                         9,500                263,530
 Silicon Valley Bancshares /1/                              5,400                237,924
                                                                                 732,349
COMMERCIAL SERVICE-FINANCE (2.32%)
 Equifax                                                   17,500                537,075
 Moody's                                                   10,300                832,858
                                                                               1,369,933
COMMERCIAL SERVICES (1.20%)
 Arbitron                                                   8,100                347,490
 Corporate Executive Board                                  5,600                358,120
                                                                                 705,610
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER AIDED DESIGN (0.92%)
                                                                             $
 Autodesk                                                  18,200                541,632
COMPUTER GRAPHICS (0.46%)
 Pixar /1/                                                  2,800                273,140
COMPUTER SERVICES (2.42%)
 Affiliated Computer Services /1/                           8,400                447,216
 Cognizant Technology Solutions /1/                        15,200                702,240
 FactSet Research Systems                                   8,400                277,284
                                                                               1,426,740
COMPUTERS (1.31%)
 Apple Computer /1/                                        18,600                775,062
COMPUTERS-MEMORY DEVICES (1.89%)
 Network Appliance /1/                                      7,600                210,216
 SanDisk /1/                                               18,500                514,300
 Storage Technology /1/                                    12,600                388,080
                                                                               1,112,596
COMPUTERS-PERIPHERAL EQUIPMENT (1.21%)
 Lexmark International /1/                                  8,900                711,733
CONSULTING SERVICES (0.65%)
 DiamondCluster International /1/                          23,800                383,180
CONSUMER PRODUCTS-MISCELLANEOUS (1.92%)
 Clorox                                                     6,800                428,332
 Fortune Brands                                             8,700                701,481
                                                                               1,129,813
DATA PROCESSING & MANAGEMENT (1.50%)
 NAVTEQ /1/                                                 7,700                333,795
 VERITAS Software /1/                                      23,700                550,314
                                                                             -----------
                                                                                 884,109
DECISION SUPPORT SOFTWARE (0.53%)
 Cognos /1/                                                 7,500                314,550
DENTAL SUPPLIES & EQUIPMENT (0.44%)
 Dentsply International                                     4,800                261,168
DISPOSABLE MEDICAL PRODUCTS (1.03%)
 C.R. Bard                                                  8,900                605,912
DISTRIBUTION-WHOLESALE (0.53%)
 Ingram Micro /1/                                          18,700                311,729
DIVERSIFIED MANUFACTURING OPERATIONS (0.54%)
 ITT Industries                                             3,500                315,840
                                                                                 315,840
EDUCATIONAL SOFTWARE (0.39%)
 Blackboard /1/ /2/                                        13,200                230,208
ELECTRIC-INTEGRATED (0.43%)
 Constellation Energy Group                                 4,900                253,330
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.24%)
 Altera /1/                                                29,700                587,466
 MEMC Electronics Materials /1/                            32,300                434,435
 Microchip Technology                                      16,900                439,569
 National Semiconductor                                    25,700                529,677
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                             $
 QLogic /1/                                                12,500                506,250
                                                                               2,497,397
ELECTRONIC CONNECTORS (0.50%)
 Amphenol /1/                                               8,000                296,320
ELECTRONIC FORMS (1.86%)
 Adobe Systems                                             16,300              1,094,871
FIDUCIARY BANKS (0.74%)
 Investors Financial Services                               8,900                435,299
FILTRATION & SEPARATION PRODUCTS (0.56%)
 CLARCOR                                                    6,400                332,544
FINANCE-AUTO LOANS (0.41%)
 AmeriCredit /1/                                           10,400                243,776
FINANCE-COMMERCIAL (0.91%)
 CapitalSource /1/                                          9,200                211,600
 CIT Group                                                  8,600                326,800
                                                                                 538,400
FINANCE-INVESTMENT BANKER & BROKER (0.90%)
 Jefferies Group                                            7,700                290,136
 Raymond James Financial                                    8,000                242,400
                                                                                 532,536
FINANCE-OTHER SERVICES (0.59%)
 Chicago Mercantile Exchange                                1,800                349,254
FOOD-MEAT PRODUCTS (0.64%)
 Tyson Foods                                               22,800                380,304
FOOD-RETAIL (0.76%)
 Whole Foods Market                                         4,400                449,372
GARDEN PRODUCTS (0.57%)
 Toro                                                       3,800                336,300
HOTELS & MOTELS (1.38%)
 Marriott International                                    12,200                815,692
HUMAN RESOURCES (0.85%)
 Labor Ready /1/                                           12,800                238,720
 Manpower                                                   6,000                261,120
                                                                                 499,840
INDUSTRIAL AUTOMATION & ROBOTS (0.58%)
 Rockwell Automation                                        6,000                339,840
INSTRUMENTS-CONTROLS (0.54%)
 Thermo Electron /1/                                       12,500                316,125
INSTRUMENTS-SCIENTIFIC (1.64%)
 Applied Biosystems Group                                  12,800                252,672
 Millipore /1/                                              4,900                212,660
 PerkinElmer                                               11,300                233,119
 Waters /1/                                                 7,500                268,425
                                                                                 966,876
INTERNET BROKERS (0.47%)
 Ameritrade Holding /1/                                    27,000                275,670
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET SECURITY (0.48%)
                                                                             $
 CheckFree /1/                                              6,900                281,244
INVESTMENT MANAGEMENT & ADVISORY SERVICES (0.39%)
 BlackRock                                                  3,100                232,283
MEDICAL INFORMATION SYSTEM (1.00%)
 IMS Health                                                24,218                590,677
MEDICAL INSTRUMENTS (0.83%)
 Biomet                                                    13,500                490,050
MEDICAL LABORATORY & TESTING SERVICE (0.86%)
 Quest Diagnostics                                          4,800                504,624
MEDICAL PRODUCTS (1.00%)
 Haemonetics /1/                                            6,200                261,392
 Varian Medical Systems /1/                                 9,600                329,088
                                                                                 590,480
MEDICAL-BIOMEDICAL/GENE (2.31%)
 Charles River Laboratories International
  /1/                                                       6,800                319,872
 Chiron /1/                                                 4,700                164,782
 Genzyme /1/                                                9,500                543,780
 Invitrogen /1/                                             4,800                332,160
                                                                               1,360,594
MEDICAL-DRUGS (2.00%)
 Allergan                                                   9,900                687,753
 Cephalon /1/ /2/                                           6,400                299,712
 Medicis Pharmaceutical                                     6,400                191,872
                                                                               1,179,337
MEDICAL-HMO (4.86%)
 Coventry Health Care /1/                                  11,326                771,754
 Humana /1/                                                10,500                335,370
 Pacificare Health Systems /1/                              7,300                415,516
 WellCare Health Plans /1/                                  9,500                289,370
 WellPoint /1/                                              8,400              1,052,940
                                                                               2,864,950
MEDICAL-WHOLESALE DRUG DISTRIBUTION (0.51%)
 AmerisourceBergen                                          5,200                297,908
METAL-COPPER (0.81%)
 Phelps Dodge                                               4,700                478,131
MISCELLANEOUS INVESTING (0.40%)
 Regency Centers                                            5,000                238,150
MULTI-LINE INSURANCE (0.28%)
 American Financial Group                                   5,300                163,240
MULTIMEDIA (0.73%)
 Gemstar-TV Guide International /1/                        43,000                187,050
 Meredith                                                   5,200                243,100
                                                                                 430,150
OIL & GAS DRILLING (0.56%)
 TODCO /1/                                                 12,800                330,752
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL COMPANY-EXPLORATION & PRODUCTION (1.54%)
                                                                             $
 Cimarex Energy /1/ /2/                                     6,400                249,600
 Newfield Exploration /1/                                   5,300                393,578
 Pogo Producing                                             5,400                265,896
                                                                                 909,074
OIL FIELD MACHINERY & EQUIPMENT (0.73%)
 Grant Prideco /1/                                         17,900                432,464
OIL REFINING & MARKETING (0.60%)
 Valero Energy                                              4,800                351,696
OIL-FIELD SERVICES (2.05%)
 Baker Hughes                                               7,500                333,675
 Cal Dive International /1/                                 7,400                335,220
 Oceaneering International /1/                              6,800                255,000
 Oil States International /1/                              13,800                283,590
                                                                               1,207,485
OPTICAL SUPPLIES (0.53%)
 Bausch & Lomb                                              4,300                315,190
PHARMACY SERVICES (1.25%)
 Caremark Rx/1/                                             6,900                274,482
 Express Scripts /1/                                        5,300                462,107
                                                                             -----------
                                                                                 736,589
POULTRY (0.72%)
 Sanderson Farms                                            9,800                423,458
PROPERTY & CASUALTY INSURANCE (0.65%)
 W.R. Berkley                                               7,700                381,920
RACETRACKS (0.98%)
 International Speedway                                     5,500                298,375
 Penn National Gaming /1/                                   9,600                282,048
                                                                                 580,423
RADIO (0.48%)
 Cox Radio /1/                                             17,000                285,770
RECYCLING (0.44%)
 Metal Management /1/                                      10,000                256,800
RETAIL-APPAREL & SHOE (3.95%)
 Abercrombie & Fitch                                       10,200                583,848
 Aeropostale /1/                                            6,000                196,500
 Chico's FAS /1/                                           19,400                548,244
 Claire's Stores                                           17,000                391,680
 Limited                                                   14,700                357,210
 Pacific Sunwear of California /1/                          9,000                251,820
                                                                               2,329,302
RETAIL-AUTO PARTS (1.46%)
 Advance Auto Parts /1/                                     8,100                408,645
 Autozone /1/                                               5,300                454,210
                                                                                 862,855
RETAIL-AUTOMOBILE (0.40%)
 Copart /1/                                                10,000                235,600
RETAIL-BEDDING (1.15%)
 Bed Bath & Beyond /1/                                     18,500                675,990
                                              Shares

                                              Held                              Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-BOOKSTORE (0.54%)
                                                                             $
 Barnes & Noble /1/                                         9,200                317,308
RETAIL-RESTAURANTS (2.47%)
 CBRL Group                                                 7,800                322,140
 Sonic /1/                                                  9,200                307,280
 Yum! Brands                                               16,000                828,960
                                                                               1,458,380
SAVINGS & LOANS-THRIFTS (0.38%)
 New York Community Bancorp                                12,300                223,368
SCHOOLS (0.72%)
 ITT Educational Services /1/                               8,700                421,950
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.34%)
 Linear Technology                                         20,700                793,017
SEMICONDUCTOR EQUIPMENT (1.25%)
 Lam Research /1/                                          15,900                458,874
 Varian Semiconductor Equipment
  Associates /1/                                            7,300                277,473
                                                                                 736,347
STEEL PRODUCERS (0.68%)
 Nucor                                                      7,000                402,920
TELECOMMUNICATION EQUIPMENT (1.28%)
 Adtran                                                     6,500                114,660
 Harris                                                    11,000                359,150
 Scientific-Atlanta                                         9,900                279,378
                                                                                 753,188
TELECOMMUNICATION SERVICES (1.00%)
 Aspect Communications /1/                                 20,000                208,200
 Avaya /1/                                                 32,500                379,600
                                                                                 587,800
THERAPEUTICS (0.77%)
 ImClone Systems /1/ /2/                                    5,100                175,950
 United Therapeutics /1/ /2/                                6,100                278,739
                                                                                 454,689
TOOLS-HAND HELD (1.00%)
 Black & Decker                                             7,500                592,425
TOYS (1.13%)
 Marvel Enterprises /1/ /2/                                13,000                260,000
 Mattel                                                    19,000                405,650
                                                                                 665,650
TRANSPORT-MARINE (0.61%)
 Overseas Shipholding Group                                 5,700                358,587
TRANSPORT-TRUCK (0.48%)
 J.B. Hunt Transport Services                               6,500                284,505
                                             TOTAL COMMON STOCKS              58,859,058

                                              Maturity

                                              Amount                            Value

------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (2.27%)
 Goldman Sachs; 2.50%; dated 03/31/05
  maturing 04/01/05 (collateralized by U.S.
  Treasuries; $1,357,455; 08/15/06 -                    $                    $
  07/15/12) /3/                                         1,337,093              1,337,000
                                     TOTAL REPURCHASE AGREEMENTS               1,337,000
                                                                             -----------

                           TOTAL PORTFOLIO INVESTMENTS (102.09%)              60,196,058
LIABILITIES, NET OF CASH AND RECEIVABLES (-2.09%)                             (1,231,116)
                                      TOTAL NET ASSETS (100.00%)             $58,964,942
                                                                             --------------



/1 /Non-income producing security.
/2 /Security or a portion of the security was on loan at the end of the period. /3 /Security was purchased with the cash proceeds from securities loans.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 9,720,238
Unrealized Depreciation                       (1,966,715)
                                             -----------
Net Unrealized Appreciation (Depreciation)     7,753,523
Cost for federal income tax purposes         $52,442,535

                            SCHEDULE OF INVESTMENTS
                              MIDCAP VALUE ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (98.36%)
APPAREL MANUFACTURERS (3.55%)
                                                                         $
 Liz Claiborne                                         33,500              1,344,355
 VF                                                    28,100              1,661,834
                                                                           3,006,189
APPLIANCES (2.53%)
 Whirlpool                                             31,600              2,140,268
ATHLETIC FOOTWEAR (2.10%)
 Reebok International                                  40,100              1,776,430
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (4.71%)
 BorgWarner                                            39,900              1,942,332
 Lear                                                  46,200              2,049,432
                                                                           3,991,764
BEVERAGES-WINE & SPIRITS (1.01%)
 Constellation Brands /1/                              16,200                856,494
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (1.14%)
 Masco                                                 27,800                963,826
COMMERCIAL BANKS (7.67%)
 Commerce Bancorp.                                     57,400              1,863,778
 First Horizon National                                48,500              1,978,315
 North Fork Bancorp                                    73,260              2,032,232
 TCF Financial                                         23,100                627,165
                                                                           6,501,490
COMPUTERS-MEMORY DEVICES (2.91%)
 Western Digital /1/                                  193,200              2,463,300
DIVERSIFIED MANUFACTURING OPERATIONS (2.45%)
 SPX                                                   48,000              2,077,440
ENGINES-INTERNAL COMBUSTION (1.48%)
 Briggs & Stratton                                     34,500              1,256,145
ENTERPRISE SOFTWARE & SERVICE (2.25%)
 Computer Associates International                     70,200              1,902,420
FINANCE-COMMERCIAL (2.41%)
 CIT Group                                             53,700              2,040,600
FINANCE-INVESTMENT BANKER & BROKER (2.35%)
 Bear Stearns                                          19,900              1,988,010
FINANCIAL GUARANTEE INSURANCE (6.70%)
 Ambac Financial Group                                 24,600              1,838,850
 PMI Group                                             49,000              1,862,490
 Radian Group                                          41,300              1,971,662
                                                                           5,673,002
FOOD-WHOLESALE & DISTRIBUTION (1.34%)
 Fresh Del Monte Produce                               37,200              1,135,344
FOOTWEAR & RELATED APPAREL (0.47%)
 Timberland /1/                                         5,600                397,208
HUMAN RESOURCES (2.21%)
 Manpower                                              43,000              1,871,360
INSTRUMENTS-CONTROLS (1.99%)
 Johnson Controls                                      30,200              1,683,952
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INTERNET FINANCIAL SERVICES (2.26%)
                                                                         $
 IndyMac Bancorp                                       56,400              1,917,600
INVESTMENT MANAGEMENT & ADVISORY SERVICES (1.29%)
 Waddell & Reed Financial                              55,300              1,091,622
LIFE & HEALTH INSURANCE (0.50%)
 Jefferson-Pilot                                        8,600                421,830
MACHINERY-GENERAL INDUSTRY (1.59%)
 Ingersoll-Rand                                        16,900              1,346,085
MEDICAL-HMO (5.58%)
 Coventry Health Care /1/                              38,400              2,616,576
 WellChoice /1/                                        10,700                570,417
 WellPoint /1/                                         12,300              1,541,805
                                                                           4,728,798
MEDICAL-HOSPITALS (1.97%)
 Health Management Associates                          31,500                824,670
 Triad Hospitals /1/                                   16,900                846,690
                                                                           1,671,360
MULTI-LINE INSURANCE (2.01%)
 PartnerRe                                             26,300              1,698,980
OIL COMPANY-EXPLORATION & PRODUCTION (3.04%)
 XTO Energy                                            78,309              2,571,668
OIL REFINING & MARKETING (2.06%)
 Sunoco                                                16,900              1,749,488
PHARMACY SERVICES (2.69%)
 Omnicare                                              64,300              2,279,435
PROPERTY & CASUALTY INSURANCE (1.46%)
 Arch Capital Group /1/                                31,000              1,241,240
REINSURANCE (2.98%)
 Endurance Specialty Holdings                          18,700                707,608
 RenaissanceRe Holdings                                38,900              1,816,630
                                                                           2,524,238
RENTAL-AUTO & EQUIPMENT (1.73%)
 Rent-A-Center /1/                                     53,800              1,469,278
RETAIL-APPAREL & SHOE (2.01%)
 Foot Locker                                           58,200              1,705,260
RETAIL-AUTO PARTS (4.42%)
 Advance Auto Parts /1/                                31,700              1,599,265
 Autozone /1/                                          25,000              2,142,500
                                                                           3,741,765
RETAIL-AUTOMOBILE (0.57%)
 AutoNation /1/                                        25,700                486,758
RETAIL-DISCOUNT (1.91%)
 Dollar Tree Stores /1/                                56,400              1,620,372
RETAIL-HOME FURNISHINGS (2.25%)
 Pier 1 Imports                                       104,700              1,908,681
RETAIL-RESTAURANTS (2.68%)
 Darden Restaurants                                    27,300                837,564
                                              Shares

                                              Held                          Value

-------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                         $
 Ruby Tuesday                                          58,900              1,430,681
                                                                           2,268,245
SAVINGS & LOANS-THRIFTS (1.49%)
 Astoria Financial                                     49,900              1,262,470
TEXTILE-HOME FURNISHINGS (1.42%)
 Mohawk Industries /1/                                 14,300              1,205,490
TOOLS-HAND HELD (1.34%)
 Black & Decker                                        14,400              1,137,456
VITAMINS & NUTRITION PRODUCTS (1.84%)
 NBTY /1/                                              62,300              1,563,107
                                         TOTAL COMMON STOCKS              83,336,468
                                                                         -----------

                        TOTAL PORTFOLIO INVESTMENTS (98.36%)              83,336,468
CASH AND RECEIVABLES, NET OF LIABILITIES (1.64%)                           1,386,252
                                  TOTAL NET ASSETS (100.00%)             $84,722,720
                                                                         -------------





/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $12,720,262
Unrealized Depreciation                       (1,599,940)
                                             -----------
Net Unrealized Appreciation (Depreciation)    11,120,322
Cost for federal income tax purposes         $72,216,146

                            SCHEDULE OF INVESTMENTS
                              MONEY MARKET ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (98.57%)
ASSET BACKED SECURITIES (8.04%)
 CAFCO
                                               $                    $
  2.64%; 04/27/05                                800,000                 798,475
  2.71%; 04/27/05                              1,100,000               1,097,847
  2.98%; 06/16/05                              1,000,000                 993,709
 CXC
  2.51%; 04/05/05                                800,000                 799,777
 FCAR Owner Trust I
  2.47%; 04/15/05                              1,100,000               1,098,943
  2.60%; 04/08/05                              1,100,000               1,099,444
  2.61%; 04/15/05                                900,000                 899,087
  2.94%; 06/07/05                              1,000,000                 994,528
 Windmill Funding
  2.55%; 04/06/05                                635,000                 634,775
  2.55%; 04/13/05                                800,000                 799,320
  2.70%; 04/20/05                              1,000,000                 998,575
  2.83%; 05/25/05                              1,000,000                 995,755
                                                                      11,210,235
BREWERY (1.34%)
 Anheuser-Busch
  2.55%; 04/12/05                              1,000,000                 999,221
  2.64%; 05/18/05                                875,000                 871,984
                                                                       1,871,205
COATINGS & PAINT (1.91%)
 Sherwin-Williams
  2.55%; 04/04/05                              1,000,000                 999,787
  2.77%; 05/02/05                                675,000                 673,390
  2.79%; 05/04/05                              1,000,000                 997,443
                                                                       2,670,620
COMMERCIAL BANKS (8.44%)
 Calyon North America
  2.52%; 04/04/05                                800,000                 799,832
  2.56%; 04/01/05                                905,000                 905,000
  2.60%; 04/11/05                                900,000                 899,350
  2.90%; 06/03/05                                640,000                 636,758
 Nordea North America
  2.58%; 04/04/05                                900,000                 899,806
  2.76%; 05/20/05                              1,100,000               1,095,868
  2.83%; 05/20/05                                900,000                 896,539
  2.94%; 06/10/05                                800,000                 795,427
  3.00%; 07/05/05                                915,000                 907,756
 Skandinaviska Enskilda Banken
  2.75%; 05/06/05                              1,000,000                 997,326
  2.76%; 05/17/05                              1,050,000               1,046,270
  2.79%; 05/27/05                                900,000                 896,094
 Svenska Handelsbanken
  2.58%; 04/07/05                              1,000,000                 999,570
                                                                      11,775,596
CONSUMER PRODUCTS-MISCELLANEOUS (2.51%)
 Fortune Brands
  2.50%; 04/07/05                                800,000                 799,667
  2.55%; 04/11/05                              1,010,000               1,009,284
  2.62%; 04/20/05                                700,000                 699,032
  2.78%; 05/13/05                              1,000,000                 996,757
                                                                       3,504,740
                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
COSMETICS & TOILETRIES (2.21%)
 Procter & Gamble
                                               $1,100,000           $
  2.72%; 05/16/05                                                      1,096,260
  2.81%; 05/26/05                              1,000,000                 995,707
  2.84%; 06/01/05                              1,000,000                 995,188
                                                                       3,087,155
DIVERSIFIED FINANCIAL SERVICES (2.59%)
 Amstel Funding
  2.79%; 05/23/05                                810,000                 806,736
  2.90%; 07/18/05                              1,000,000                 991,300
 General Electric Capital
  2.71%; 05/13/05                                805,000                 802,455
  2.91%; 05/31/05                              1,015,000               1,010,077
                                                                       3,610,568
DIVERSIFIED MANUFACTURING OPERATIONS (0.79%)
 Illinois Tool Works
  2.80%; 05/24/05                              1,100,000               1,095,466
FINANCE-AUTO LOANS (2.82%)
 Paccar Financial
  2.72%; 05/12/05                              1,000,000                 996,902
 Toyota Motor Credit
  2.70%; 04/26/05                              1,040,000               1,038,050
  2.78%; 05/03/05                                800,000                 798,023
  2.84%; 05/27/05                              1,100,000               1,095,141
                                                                       3,928,116
FINANCE-COMMERCIAL (2.81%)
 CIT Group
  2.60%; 04/14/05                              1,100,000               1,098,967
  2.61%; 04/19/05                              1,000,000                 998,695
  2.62%; 04/13/05                                830,000                 829,275
  2.69%; 05/09/05                              1,000,000                 997,161
                                                                       3,924,098
FINANCE-CONSUMER LOANS (3.48%)
 American General Finance
  2.64%; 04/22/05                                900,000                 898,614
  2.66%; 04/21/05                                965,000                 963,574
  2.76%; 05/19/05                              1,020,000               1,016,246
  2.85%; 05/18/05                              1,200,000               1,195,535
  2.90%; 06/08/05                                785,000                 780,700
                                                                       4,854,669
FINANCE-CREDIT CARD (0.75%)
 American Express Credit
  2.69%; 04/26/05                              1,050,000               1,048,039
FINANCE-INVESTMENT BANKER & BROKER (13.49%)
 Bear Stearns
  2.57%; 04/08/05                              1,000,000                 999,500
  2.74%; 05/17/05                              1,000,000                 996,499
  2.87%; 06/06/05                              1,000,000                 994,738
  2.97%; 06/20/05                                800,000                 794,720
 Citigroup Global Markets Holdings
  2.61%; 04/12/05                                760,000                 759,394
  2.62%; 04/25/05                                925,000                 923,384
  2.70%; 04/25/05                              1,100,000               1,098,020
  2.82%; 05/12/05                                755,000                 752,575
  2.85%; 06/08/05                              1,000,000                 994,617
                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-INVESTMENT BANKER & BROKER (CONTINUED)
 Goldman Sachs Group
                                               $                    $
  2.70%; 04/18/05                              1,025,000               1,023,693
  2.70%; 04/21/05                              1,000,000                 998,500
  2.70%; 04/22/05                              1,000,000                 998,425
  2.78%; 05/13/05                              1,100,000               1,096,432
  2.84%; 05/20/05                                550,000                 547,874
 ING U.S. Funding
  2.58%; 04/07/05                              1,100,000               1,099,527
  2.60%; 04/21/05                              1,010,000               1,008,541
  2.76%; 05/09/05                                885,000                 882,422
 Morgan Stanley
  2.73%; 04/13/05                                900,000                 899,181
  2.74%; 04/18/05                                955,000                 953,765
  2.78%; 04/14/05                              1,000,000                 998,996
                                                                      18,820,803
FINANCE-LEASING COMPANY (1.97%)
 International Lease Finance
  2.69%; 05/05/05                              1,000,000                 997,459
  2.70%; 05/11/05                                950,000                 947,150
  2.86%; 05/16/05                                800,000                 797,140
                                                                       2,741,749
FINANCE-MORTGAGE LOAN/BANKER (4.63%)
 Federal Home Loan Mortgage
  2.63%; 04/25/05                              1,000,000                 998,247
  2.77%; 06/14/05                                830,000                 825,274
  2.97%; 06/28/05                              1,050,000               1,042,377
 Federal National Mortage Association
  2.47%; 04/06/05                                800,000                 799,725
  2.48%; 04/20/05                                800,000                 798,953
  2.76%; 05/18/05                                900,000                 896,757
  2.92%; 06/13/05                              1,100,000               1,093,487
                                                                       6,454,820
FINANCE-OTHER SERVICES (9.63%)
 Commoloco
  2.54%; 04/13/05                                900,000                 899,238
  2.72%; 04/28/05                              1,000,000                 997,960
 CRC Funding
  2.56%; 04/08/05                                900,000                 899,552
  2.59%; 04/06/05                                800,000                 799,711
  2.65%; 04/11/05                                980,000                 979,279
  2.68%; 04/19/05                                900,000                 898,794
 HSBC Funding
  2.67%; 04/29/05                              1,000,000                 997,923
  2.76%; 05/11/05                              1,000,000                 996,933
  2.95%; 06/16/05                                800,000                 795,018
  2.96%; 06/27/05                              1,010,000               1,002,775
 Private Export Funding
  2.10%; 04/05/05                                800,000                 799,813
  2.42%; 04/12/05                                875,000                 874,358
  2.44%; 04/18/05                                700,000                 699,194
  2.61%; 05/11/05                                900,000                 897,390
                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
FINANCE-OTHER SERVICES (CONTINUED)
 Private Export Funding (continued)
                                               $                    $
  2.75%; 05/25/05                                900,000                 896,288
                                                                      13,434,226
MEDICAL-DRUGS (1.21%)
 Pfizer
  2.66%; 05/06/05                                800,000                 797,923
  2.73%; 05/16/05                                900,000                 896,929
                                                                       1,694,852
MONEY CENTER BANKS (7.25%)
 Bank of America
  2.74%; 05/05/05                              1,100,000               1,097,154
  2.75%; 05/06/05                                900,000                 897,594
  2.77%; 05/10/05                                900,000                 897,299
 BNP Paribas Finance
  2.76%; 05/10/05                              1,000,000                 997,002
  2.77%; 06/02/05                                900,000                 895,707
  2.91%; 06/09/05                              1,000,000                 994,423
  2.93%; 06/09/05                              1,000,000                 994,384
 HBOS Treasury Services
  2.60%; 04/15/05                                700,000                 699,292
  2.66%; 04/28/05                              1,000,000                 998,005
  2.80%; 05/24/05                                815,000                 811,640
  2.90%; 05/31/05                                835,000                 830,964
                                                                      10,113,464
OIL COMPANY-INTEGRATED (1.07%)
 Shell Finance
  2.82%; 05/03/05                                800,000                 797,995
  2.93%; 06/14/05                                700,000                 695,784
                                                                       1,493,779
SPECIAL PURPOSE BANK
(0.57%)
 KFW International Finance
  2.58%; 06/06/05                                795,000                 791,240
SPECIAL PURPOSE ENTITY (14.73%)
 Barclays U.S. Funding
  2.51%; 04/28/05                                575,000                 573,918
  2.67%; 05/02/05                              1,000,000                 997,701
  2.70%; 05/10/05                                900,000                 897,367
  2.74%; 04/29/05                              1,000,000                 997,869
 Compass Securitization
  2.82%; 05/25/05                                970,000                 965,897
 Galaxy Funding
  2.60%; 04/14/05                              1,100,000               1,098,967
  2.60%; 04/20/05                                900,000                 898,765
  2.66%; 04/27/05                                900,000                 898,264
  2.72%; 05/23/05                                900,000                 896,464
 Grampian Funding
  2.62%; 04/26/05                                800,000                 798,544
  2.68%; 05/03/05                                900,000                 897,856
  2.75%; 05/31/05                              1,000,000                 995,417
 Scaldis Capital
  2.80%; 04/29/05                              1,000,000                 997,822
  2.97%; 06/22/05                                800,000                 794,588
  3.00%; 07/01/05                              1,000,000                 992,417
 Sheffield Receivables
  2.60%; 04/01/05                              1,100,000               1,100,000
                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
COMMERCIAL PAPER (CONTINUED)
SPECIAL PURPOSE ENTITY (CONTINUED)
 Surrey Funding
                                               $                    $
  2.66%; 04/06/05                              1,115,000               1,114,588
  2.73%; 05/02/05                              1,000,000                 997,649
  2.92%; 05/26/05                              1,100,000               1,095,093
  3.00%; 06/29/05                                595,000                 590,580
 White Pine Finance
  2.84%; 05/05/05                                955,000                 952,438
 Yorktown Capital
  2.96%; 06/17/05                              1,000,000                 993,669
                                                                      20,545,873
SPECIFIED PURPOSE ACQUISITION (0.72%)
 Delaware Funding
  2.64%; 04/05/05                              1,100,000               1,099,677
SUPRANATIONAL BANK (2.50%)
 Corp Andina de Fomento
  2.69%; 04/19/05                              1,000,000                 998,655
  2.77%; 04/22/05                                600,000                 599,031
  2.90%; 05/19/05                              1,900,000               1,892,653
                                                                       3,490,339
TELECOMMUNICATION SERVICES (0.72%)
 Verizon Global Funding /1/
  3.12%; 04/12/06                              1,000,000               1,000,000
TELEPHONE COMMUNICATION (2.32%)
 Telstra
  2.65%; 05/04/05                              1,000,000                 997,571
  2.68%; 05/04/05                              1,145,000               1,142,187
  2.99%; 06/30/05                              1,100,000               1,091,777
                                                                       3,231,535
                                 TOTAL COMMERCIAL PAPER              137,492,864

                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
BONDS (1.91%)
FINANCE-COMMERCIAL (0.18%)
 CIT Group
  7.25%; 08/15/05                                252,000                 255,869
FINANCE-CONSUMER LOANS (0.22%)
 Household Finance
  8.00%; 05/09/05                                300,000                 301,664
FINANCE-INVESTMENT BANKER & BROKER (0.21%)
 Merrill Lynch
  2.94%; 01/30/06                                300,000                 298,026
FINANCE-MORTGAGE LOAN/BANKER (0.29%)
 Federal Home Loan Bank
  1.66%; 05/16/05                                400,000                 400,000
FOOD-MISCELLANEOUS/DIVERSIFIED (0.29%)
 Unilever Capital
  6.88%; 11/01/05                                400,000                 408,285
                                               Principal
                                                Amount                  Value
----------------------------------------------------------------------------------------
BONDS (CONTINUED)
MONEY CENTER BANKS (0.29%)
 Bank of America
                                               $                    $
  6.20%; 02/15/06                                400,000                 408,012
MULTIMEDIA (0.43%)
 Gannett
  4.95%; 04/01/05                                600,000                 600,000
                                            TOTAL BONDS                2,671,856
                                                                    ------------

                  TOTAL PORTFOLIO INVESTMENTS (100.48%)              140,164,720
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.48%)                       (673,838)
                             TOTAL NET ASSETS (100.00%)             $139,490,882
                                                                    ---------------

1    Variable rate.

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2010 ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)


                                            Shares

                                            Held                        Value

--------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.22%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (100.22%) /1/
                                                                      $
 Bond Account                                        4,459              52,128
 Capital Value Account                                 154               5,006
 Equity Income Account                               1,498              13,345
 International Account                                 768              10,500
 LargeCap Growth Equity Account                      3,150              14,300
 LargeCap Stock Index Account                        2,033              17,423
 LargeCap Value Account                                794               9,320
 Money Market Account                               15,651              15,651
 Real Estate Securities Account                      1,324              21,806
 SmallCap Account                                      752               6,985
                               TOTAL INVESTMENT COMPANIES              166,464
                                                                      --------

                    TOTAL PORTFOLIO INVESTMENTS (100.22%)              166,464
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.22%)                         (369)
                               TOTAL NET ASSETS (100.00%)             $166,095
                                                                      -----------



/1 /Affiliated securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $    970
Unrealized Depreciation                        (1,326)
                                             --------
Net Unrealized Appreciation (Depreciation)       (356)
Cost for federal income tax purposes         $166,820



 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                         DECEMBER 31, 2004              PURCHASES                  SALES          MARCH 31, 2005
                                      ----------------------    --------------------------  ----------------     ----------------
                                         SHARES        COST     SHARES              COST    SHARES   PROCEEDS    SHARES     COST
                                      -------------  ---------  ------            --------  ------  -----------  ------  ----------
 PRINCIPAL LIFETIME 2010 ACCOUNT
 Bond Account                              265        $ 3,199    4,300            $ 50,339   106    $1,241        4,459   $ 52,289
 Capital Value Account                      11            311      147               4,802     4       120          154      4,994
 Equity Income Account                     103            849    1,430              12,805    35       319        1,498     13,336
 International Account                      56            644      729              10,096    17       251          768     10,494
 LargeCap Growth Equity Account            208            881    3,017              13,764    75       343        3,150     14,303
 LargeCap Stock Index Account              135          1,090    1,946              16,805    48       417        2,033     17,477
 LargeCap Value Account                     53            590      759               8,969    18       225          794      9,335
 Money Market Account                      965            965   15,061              15,061   375       375       15,651     15,651
 Real Estate Securities Account             89          1,490    1,267              20,989    32       521        1,324     21,956
 SmallCap Account                           55            429      715               6,722    18       166          752      6,985
                                                      -------                     --------          ------                --------
                                                      $10,448                     $160,352          $     3,978           $166,820
                                                      =======                     ========          ======                ========



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------

 PRINCIPAL LIFETIME 2010 ACCOUNT
 Bond Account                       $245                    $(8)                     $--
 Capital Value Account                --                       1                      --
 Equity Income Account                 2                       1                      --
 International Account                13                       5                      --
 LargeCap Growth Equity               --                       1                      --
 Account
 LargeCap Stock Index                 --                     (1)                      --
 Account
 LargeCap Value Account                2                       1                       4
 Money Market Account                 17                      --                      --
 Real Estate Securities                4                     (2)                      19
 Account
 SmallCap Account                     --                      --                      --
                                    ----                    ----                     ---
                                    $283                    $(2)                     $23
                                    ====                    ====                     ===

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2020 ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)


                                            Shares

                                            Held                       Value

-------------------------------------------------------------------------------------
INVESTMENT COMPANIES (98.98%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (98.98%) /1/
                                                                      $
 Bond Account                                       11,314             132,256
 Capital Value Account                                 654              21,288
 Equity Income Account                               3,899              34,742
 International Account                               3,259              44,582
 LargeCap Growth Equity Account                     13,226              60,046
 LargeCap Stock Index Account                        9,301              79,708
 LargeCap Value Account                              3,416              40,101
 Real Estate Securities Account                      2,758              45,421
 SmallCap Account                                    1,197              11,116
 SmallCap Growth Account /2/                           762               6,779
 SmallCap Value Account                                452               7,223
                               TOTAL INVESTMENT COMPANIES              483,262
                                                                      --------
                     TOTAL PORTFOLIO INVESTMENTS (98.98%)              483,262
CASH AND RECEIVABLES, NET OF LIABILITIES (1.02%)                         4,995
                               TOTAL NET ASSETS (100.00%)             $488,257
                                                                      ----------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  1,015
Unrealized Depreciation                        (4,841)
                                             --------
Net Unrealized Appreciation (Depreciation)     (3,826)
Cost for federal income tax purposes         $487,088


 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                     DECEMBER 31, 2004           PURCHASES                SALES         MARCH 31, 2005
                                    ------------------   --------------------------  ----------------  ----------------
                                     SHARES     COST     SHARES              COST    SHARES  PROCEEDS  SHARES     COST
                                    --------  ---------  ------            --------  ------  --------  ------  ----------
 PRINCIPAL LIFETIME 2020 ACCOUNT
 Bond Account                         318      $ 3,855   11,015            $128,919    19    $225      11,314   $132,549
 Capital Value Account                 21          633      634              20,822     1      37         654     21,418
 Equity Income Account                127        1,057    3,779              34,073     7      60       3,899     35,070
 International Account                113        1,332    3,152              44,502     6      78       3,259     45,756
 LargeCap Growth Equity Account       412        1,762   12,836              58,678    22     102      13,226     60,338
 LargeCap Stock Index Account         292        2,373    9,025              78,081    16     137       9,301     80,317
 LargeCap Value Account               108        1,209    3,313              39,285     5      68       3,416     40,426
 Real Estate Securities Account        86        1,470    2,676              44,498     4      77       2,758     45,891
 SmallCap Account                      40          326    1,158              10,884     1      19       1,197     11,191
 SmallCap Growth Account               25          198      738               6,625     1      11         762      6,812
 SmallCap Value Account                15          230      438               7,102     1      12         452      7,320
                                              --------                     --------          --------          ---------
                                               $14,445                     $473,469          $   826            $487,088
                                              ========                     ========          ========          =========

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2020 ACCOUNT
 Bond Account                       $205                     $--                     $--
 Capital Value Account                --                      --                      --
 Equity Income Account                 1                      --                      --
 International Account                20                      --                      --
 LargeCap Growth Equity               --                      --                      --
 Account
 LargeCap Stock Index                  1                      --                      --
 Account
 LargeCap Value Account                3                      --                       6
 Real Estate Securities                3                      --                      14
 Account
 SmallCap Account                     --                      --                      --
 SmallCap Growth                      --                      --                      --
 Account
 SmallCap Value Account                1                      --                       3
                                    ----                     --                      ---
                                    $234                     $--                     $23
                                    ====                     ==                      ===

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2030 ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)


                                            Shares

                                            Held                       Value

-------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.16%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (100.16%) /1/
                                                                     $
 Bond Account                                       3,752              43,862
 Capital Value Account                                344              11,182
 Equity Income Account                              1,267              11,290
 International Account                              1,798              24,597
 LargeCap Growth Equity Account                     6,783              30,794
 LargeCap Stock Index Account                       4,843              41,508
 LargeCap Value Account                             1,770              20,777
 Real Estate Securities Account                       991              16,318
 SmallCap Account                                     703               6,531
 SmallCap Growth Account /2/                          457               4,063
 SmallCap Value Account                               254               4,059
                              TOTAL INVESTMENT COMPANIES              214,981
                                                                     --------
                   TOTAL PORTFOLIO INVESTMENTS (100.16%)              214,981
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.16%)                        (352)
                              TOTAL NET ASSETS (100.00%)             $214,629
                                                                     -----------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $  2,922
Unrealized Depreciation                        (5,433)
                                             --------
Net Unrealized Appreciation (Depreciation)     (2,511)
Cost for federal income tax purposes         $217,492


 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                   DECEMBER 31, 2004           PURCHASES                 SALES          MARCH 31, 2005
                                   ------------------  -------------------------  ----------------     ----------------
                                   SHARES     COST     SHARES             COST    SHARES   PROCEEDS    SHARES     COST
                                   -------  ---------  ------            -------  ------  -----------  ------  ----------
 PRINCIPAL LIFETIME 2030 ACCOTNT
 Bond Account                       2,478   $ 30,393   1,434             $17,324   160    $1,883       3,752    $ 45,826
 Capital Value Account                239      7,595     119               3,810    14       466         344      10,943
 Equity Income Account                881      7,901     439               3,895    53       474       1,267      11,326
 International Account              1,253     16,006     616               8,392    71       995       1,798      23,432
 LargeCap Growth Equity Account     4,700     21,197   2,370              10,754   287     1,315       6,783      30,640
 LargeCap Stock Index Account       3,359     29,049   1,690              14,573   206     1,775       4,843      41,843
 LargeCap Value Account             1,222     14,485     622               7,285    74       871       1,770      20,894
 Real Estate Securities Account       678     12,602     356               5,974    43       713         991      17,863
 SmallCap Account                     490      4,406     242               2,242    29       274         703       6,375
 SmallCap Growth Account              316      2,790     159               1,419    18       173         457       4,037
 SmallCap Value Account               173      3,010      91               1,476    10       173         254       4,313
                                            --------                     -------          --------             ---------
                                            $149,434                     $77,144          $     9,112           $217,492
                                            ========                     =======          ========             =========



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2030 ACCOUNT
 Bond Account                      $1,865                   $(8)                     $ --
 Capital Value Account                  1                      4                       --
 Equity Income Account                 12                      4                       --
 International Account                252                     29                       --
 LargeCap Growth Equity                --                      4                       --
 Account
 LargeCap Stock Index                  10                    (4)                       --
 Account
 LargeCap Value Account                39                    (5)                       76
 Real Estate Securities                24                     --                      125
 Account
 SmallCap Account                       1                      1                       --
 SmallCap Growth                       --                      1                       --
 Account
 SmallCap Value Account                10                     --                       46
                                   ------                   ----                     ----
                                   $2,214                   $ 26                     $247
                                   ======                   ====                     ====

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2040 ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                       Value

-------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.20%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (100.20%) /1/
                                                                     $
 Bond Account                                       1,963              22,945
 Capital Value Account                                340              11,047
 Equity Income Account                                751               6,691
 International Account                              1,726              23,608
 LargeCap Growth Equity Account                     6,616              30,036
 LargeCap Stock Index Account                       4,715              40,412
 LargeCap Value Account                             1,765              20,724
 Real Estate Securities Account                       538               8,861
 SmallCap Account                                     674               6,265
 SmallCap Growth Account /2/                          484               4,309
 SmallCap Value Account                               283               4,513
                              TOTAL INVESTMENT COMPANIES              179,411
                                                                     --------

                   TOTAL PORTFOLIO INVESTMENTS (100.20%)              179,411
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.20%)                        (352)
                              TOTAL NET ASSETS (100.00%)             $179,059
                                                                     -----------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                                        $  7,417
Unrealized Depreciation                                                          (1,969)
                                                                               --------
Net Unrealized Appreciation (Depreciation)                                        5,448
Cost for federal income tax purposes                                           $173,963


 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                   DECEMBER 31, 2004           PURCHASES               SALES         MARCH 31, 2005
                                   ------------------  -------------------------  ----------------  ----------------
                                   SHARES     COST     SHARES             COST    SHARES  PROCEEDS  SHARES     COST
                                   -------  ---------  ------            -------  ------  --------  ------  ----------
 PRINCIPAL LIFETIME 2040 ACCOUNT

 Bond Account                       1,498   $ 18,324     517             $ 6,300    52     $  613   1,963    $ 24,011
 Capital Value Account                275      8,267      73               2,332     8        272     340      10,326
 Equity Income Account                607      5,204     163               1,445    19        168     751       6,481
 International Account              1,389     16,971     378               5,116    41        569   1,726      21,520
 LargeCap Growth Equity Account     5,346     22,867   1,439               6,527   169        763   6,616      28,630
 LargeCap Stock Index Account       3,814     31,285   1,022               8,830   121      1,031   4,715      39,084
 LargeCap Value Account             1,421     15,925     389               4,553    45        518   1,765      19,961
 Real Estate Securities Account       430      7,643     122               2,069    14        232     538       9,481
 SmallCap Account                     548      4,616     143               1,322    17        154     674       5,784
 SmallCap Growth Account              392      3,259     105                 933    13        110     484       4,082
 SmallCap Value Account               226      3,677      64               1,039     7        112     283       4,603
                                            --------                     -------          --------          ---------

                                            $138,038                     $40,466           $4,542            $173,963
                                            ========                     =======          ========          =========
                                   ======              ======                     ======            ======

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2040 ACCOUNT
 Bond Account                      $1,055                   $ --                     $ --
 Capital Value Account                  1                    (1)                       --
 Equity Income Account                  8                     --                       --
 International Account                260                      2                       --
 LargeCap Growth Equity                --                    (1)                       --
 Account
 LargeCap Stock Index                  10                     --                       --
 Account
 LargeCap Value Account                42                      1                       82
 Real Estate Securities                14                      1                       73
 Account
 SmallCap Account                       1                     --                       --
 SmallCap Growth                       --                     --                       --
 Account
 SmallCap Value Account                12                    (1)                       56
                                   ------                   ----                     ----
                                   $1,403                   $  1                     $211
                                   ======                   ====                     ====

                            SCHEDULE OF INVESTMENTS
                        PRINCIPAL LIFETIME 2050 ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                      Value

------------------------------------------------------------------------------------
INVESTMENT COMPANIES (100.38%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (100.38%) /1/
                                                                     $
 Bond Account                                         536              6,263
 Capital Value Account                                195              6,336
 Equity Income Account                                219              1,950
 International Account                              1,061             14,513
 LargeCap Growth Equity Account                     3,701             16,803
 LargeCap Stock Index Account                       2,639             22,615
 LargeCap Value Account                               981             11,513
 Real Estate Securities Account                       126              2,081
 SmallCap Account                                     404              3,754
 SmallCap Growth Account /2/                          316              2,812
 SmallCap Value Account                               174              2,782
                              TOTAL INVESTMENT COMPANIES              91,422
                                                                     -------

                   TOTAL PORTFOLIO INVESTMENTS (100.38%)              91,422
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.38%)                       (349)
                              TOTAL NET ASSETS (100.00%)             $91,073
                                                                     ----------



/1 /Affiliated securities.
/2 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                                                        $ 5,444
Unrealized Depreciation                                                           (360)
                                                                               -------
Net Unrealized Appreciation (Depreciation)                                       5,084
Cost for federal income tax purposes                                           $86,338



 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                     DECEMBER 31, 2004          PURCHASES               SALES        MARCH 31, 2005
                                    ------------------   ------------------------  ----------------  ---------------
                                     SHARES     COST     SHARES             COST   SHARES  PROCEEDS  SHARES    COST
                                    --------  ---------  ------            ------  ------  --------  ------  ---------
 PRINCIPAL LIFETIME 2050 ACCOUNT

 Bond Account                          487     $ 5,876     63              $  741    14     $  168     536    $ 6,449
 Capital Value Account                 186       5,560     13                 431     4        156     195      5,835
 Equity Income Account                 209       1,755     15                 135     5         49     219      1,841
 International Account               1,006      11,763     79               1,080    24        337   1,061     12,508
 LargeCap Growth Equity Account      3,532      15,337    266               1,203    97        439   3,701     16,101
 LargeCap Stock Index Account        2,519      20,685    187               1,608    67        584   2,639     21,709
 LargeCap Value Account                931      10,523     74                 871    24        293     981     11,101
 Real Estate Securities Account        120       2,055     10                 166     4         53     126      2,168
 SmallCap Account                      387       3,143     27                 248    10         90     404      3,301
 SmallCap Growth Account               302       2,417     21                 190     7         69     316      2,538
 SmallCap Value Account                164       2,625     14                 231     4         69     174      2,787
                                              --------                     ------          --------          --------

                                               $81,739                     $6,904           $2,307            $88,338
                                              ========                     ======          ========          ========
                                    ======               ======                    ======            ======

                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------
 PRINCIPAL LIFETIME
 2050 ACCOUNT
 Bond Account                       $279                     $--                     $--
 Capital Value Account                 1                      --                      --
 Equity Income Account                 2                      --                      --
 International Account               155                      2                       --
 LargeCap Growth Equity               --                      --                      --
 Account
 LargeCap Stock Index                  6                      --                      --
 Account
 LargeCap Value Account               23                      --                      44
 Real Estate Securities                3                      --                      17
 Account
 SmallCap Account                      1                      --                      --
 SmallCap Growth                      --                      --                      --
 Account
 SmallCap Value Account                7                      --                      33
                                    ----                     --                      ---
                                    $477                     $2                      $94
                                    ====                     ==                      ===

                            SCHEDULE OF INVESTMENTS
                  PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)


                                          Shares

                                          Held                      Value

---------------------------------------------------------------------------------
INVESTMENT COMPANIES (13.97%)
PRINCIPAL VARIABLE CONTRACTS FUND, INC. (13.97%) /1/
                                                                   $
 Bond Account                                       372              4,343
 Capital Value Account                                6                200
 Equity Income Account                              111                991
 International Account                               35                478
 LargeCap Growth Equity Account                     117                532
 LargeCap Stock Index Account                        77                663
 LargeCap Value Account                              31                363
 Money Market Account                             2,431              2,431
 Real Estate Securities Account                     136              2,234
 SmallCap Account                                    28                262
                            TOTAL INVESTMENT COMPANIES              12,497
                                                                   -------

                  TOTAL PORTFOLIO INVESTMENTS (13.97%)              12,497
CASH AND RECEIVABLES, NET OF LIABILITIES (86.03%)                   76,938
                            TOTAL NET ASSETS (100.00%)             $89,435
                                                                   ---------



/1 /Affiliated securities.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $   274
Unrealized Depreciation                         (203)
                                             -------
Net Unrealized Appreciation (Depreciation)        71
Cost for federal income tax purposes         $12,426


 AFFILIATED SECURITIES (ON A U.S. FEDERAL TAX BASIS)

                                        DECEMBER 31, 2004          PURCHASES               SALES        MARCH 31, 2005
                                       ------------------   ------------------------  ----------------  ---------------
                                        SHARES     COST     SHARES             COST   SHARES  PROCEEDS  SHARES    COST
                                       --------  ---------  ------            ------  ------  --------  ------  ---------
 PRINCIPAL LIFETIME STRATEGIC INCOME
 ACCOUNT
 Bond Account                             305     $ 3,681     79              $  957    12    $145        372    $ 4,490
 Capital Value Account                      5         156      1                  25    --      --          6        181
 Equity Income Account                     97         796     18                 160     4      31        111        925
 International Account                     30         348      6                  77     1      14         35        411
 LargeCap Growth Equity Account           101         431     20                  89     4      18        117        502
 LargeCap Stock Index Account              67         540     13                 110     3      21         77        629
 LargeCap Value Account                    27         295      5                  61     1      12         31        344
 Money Market Account                   2,075       2,075    438                 438    82      82      2,431      2,431
 Real Estate Securities Account           117       1,968     23                 387     4      70        136      2,285
 SmallCap Account                          25         194      4                  40     1       7         28        227
                                                  -------                     ------          ----               -------
                                                  $10,484                     $2,344          $   400            $12,425
                                                  =======                     ======          ====               =======



                         INCOME DISTRIBUTIONS FROM   REALIZED GAIN/LOSS    REALIZED GAIN/LOSS FROM
                         OTHER INVESTMENT COMPANIES    ON INVESTMENTS     OTHER INVESTMENT COMPANIES
                         --------------------------  ------------------  ----------------------------

 PRINCIPAL LIFETIME STRATEGIC INCOME ACCOUNT
 Bond Account                       $196                    $(3)                     $--
 Capital Value Account                --                      --                      --
 Equity Income Account                 1                      --                      --
 International Account                 5                      --                      --
 LargeCap Growth Equity               --                      --                      --
 Account
 LargeCap Stock Index                 --                      --                      --
 Account
 LargeCap Value Account                1                      --                       2
 Money Market Account                 12                      --                      --
 Real Estate Securities                3                      --                      18
 Account
 SmallCap Account                     --                      --                      --
                                    ----                    ----                     ---
                                    $218                    $(3)                     $20
                                    ====                    ====                     ===

                            SCHEDULE OF INVESTMENTS
                         REAL ESTATE SECURITIES ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                                Value

------------------------------------------------------------------------------------------------
COMMON STOCKS (98.13%)
HOTELS & MOTELS (0.49%)
                                                                            $
 Hilton Hotels                                            30,338                 678,054
REAL ESTATE INVESTMENT TRUSTS (97.64%)
 Acadia Realty Trust                                      62,352               1,002,620
 AMB Property                                             68,747               2,598,637
 Archstone-Smith Trust                                   119,800               4,086,378
 AvalonBay Communities                                    74,600               4,989,994
 BioMed Realty Trust                                      74,950               1,543,970
 Boston Properties                                       126,890               7,642,585
 BRE Properties                                           15,500                 547,150
 Brookfield Properties                                   146,700               5,647,950
 Camden Property Trust                                    32,649               1,535,482
 Capital Automotive                                       46,500               1,540,080
 CBL & Associates Properties                              63,972               4,574,638
 CenterPoint Properties Trust                             88,224               3,617,184
 Corporate Office Properties Trust                        86,410               2,288,137
 Developers Diversified Realty                           118,142               4,696,145
 Eastgroup Properties                                     32,226               1,214,920
 Education Realty Trust /1/                               40,464                 672,916
 Entertainment Properties Trust                           30,155               1,249,322
 Equity Office Properties Trust                          100,630               3,031,982
 Equity Residential Properties Trust                     102,800               3,311,188
 Essex Property Trust                                     32,100               2,212,974
 Extra Space Storage                                      46,364                 625,914
 Federal Realty Investment Trust                          15,269                 738,256
 General Growth Properties                                71,025               2,421,953
 Host Marriott                                           241,870               4,005,367
 Kilroy Realty                                             6,100                 249,551
 Kimco Realty                                            113,950               6,141,905
 LaSalle Hotel Properties                                 74,263               2,157,340
 Macerich                                                 44,000               2,344,320
 Mid-America Apartment Communities                        29,000               1,058,500
 Mills                                                    73,586               3,892,699
 Pan Pacific Retail Properties                            63,431               3,599,709
 Prologis Trust                                          144,480               5,360,208
 Public Storage                                           86,900               4,948,086
 Regency Centers                                          37,052               1,764,787
 Simon Property Group                                    171,045              10,361,906
 SL Green Realty                                         123,369               6,935,805
 Starwood Hotels & Resorts Worldwide                     110,400               6,627,312
 Tanger Factory Outlet Centers                            51,212               1,126,664
 Taubman Centers                                          51,859               1,438,569
 United Dominion Realty Trust                             72,905               1,521,527
 Ventas                                                  144,983               3,618,776
 Vornado Realty Trust                                    102,300               7,086,321
                                                                             136,029,727
                                            TOTAL COMMON STOCKS              136,707,781

                                            Principal

                                            Amount                              Value

------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (2.32%)
MONEY CENTER BANKS (2.32%)
 Investment in Joint Trading Account;
  Citicorp
                                                       $                    $
  2.83%; 04/01/05                                      3,228,008               3,228,008
                                         TOTAL COMMERCIAL PAPER                3,228,008
                                                                            ------------

                          TOTAL PORTFOLIO INVESTMENTS (100.45%)              139,935,789
LIABILITIES, NET OF CASH AND RECEIVABLES (-0.45%)                               (626,895)
                                     TOTAL NET ASSETS (100.00%)             $139,308,894
                                                                            ---------------



/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $ 28,330,018
Unrealized Depreciation                          (850,455)
                                             ------------
Net Unrealized Appreciation (Depreciation)     27,479,563
Cost for federal income tax purposes         $112,456,226

                            SCHEDULE OF INVESTMENTS
                                SMALLCAP ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                              Shares

                                              Held                             Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (98.46%)
AEROSPACE & DEFENSE EQUIPMENT (1.44%)
                                                                            $
 Moog /1/                                                 10,327                466,780
 Orbital Sciences /1/                                     78,047                755,495
                                                                              1,222,275
AIRLINES (0.38%)
 Pinnacle Airlines /1/                                    30,031                318,929
APPAREL MANUFACTURERS (0.47%)
 Guess? /1/                                               28,853                395,286
APPLICATIONS SOFTWARE (0.52%)
 American Reprographics /1/                               30,760                441,406
ATHLETIC EQUIPMENT (0.64%)
 Nautilus                                                 22,665                538,520
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.40%)
 Tenneco Automotive /1/                                   27,126                337,990
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.97%)
 NCI Building Systems /1/                                 21,327                823,222
BUILDING PRODUCTS-CEMENT & AGGREGATE (1.08%)
 Eagle Materials                                          11,312                915,593
BUILDING PRODUCTS-LIGHT FIXTURES (0.65%)
 Genlyte Group /1/                                         6,153                553,585
BUILDING PRODUCTS-WOOD (0.76%)
 Universal Forest Products                                16,502                641,103
BUILDING-MAINTENANCE & SERVICE (1.00%)
 Rollins                                                  45,622                848,569
BUILDING-MOBILE HOME & MANUFACTURED HOUSING (0.56%)
 Thor Industries                                          15,842                473,834
BUILDING-RESIDENTIAL & COMMERCIAL (0.62%)
 M/I Schottenstein Homes                                  10,777                527,319
CASINO HOTELS (0.67%)
 Ameristar Casinos                                        10,302                563,313
CELLULAR TELECOMMUNICATIONS (0.41%)
 Ubiquitel /1/                                            52,055                348,769
CHEMICALS-DIVERSIFIED (0.98%)
 FMC /1/                                                  15,504                828,689
CHEMICALS-SPECIALTY (1.01%)
 MacDermid                                                26,423                858,748
COMMERCIAL BANKS (7.40%)
 AmericanWest Bancorp. /1/                                10,085                194,338
 Capital Corp of the West                                 10,678                496,313
 City Bank                                                 3,658                118,300
 City Holding                                             17,667                521,795
 Columbia Banking Systems                                 31,761                754,324
 Community Trust Bancorp                                   6,605                190,290
 First Midwest Bancorp                                     9,538                309,794
 Frontier Financial                                       11,397                431,946
 Hancock Holding                                           9,232                300,040
 Heritage Commerce /1/                                    16,938                312,167
 IBERIABANK                                                6,005                337,841
                                              Shares

                                              Held                             Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                            $
 Pacific Capital Bancorp.                                 22,717                676,512
 Preferred Bank                                            3,462                138,134
 Signature Bank /1/                                       12,525                332,038
 Southwest Bancorp.                                       18,439                340,200
 State Financial Services                                  6,858                253,403
 Vineyard National Bancorp.                               20,326                556,729
 Vineyard National Bancorp.-Rights /1/ /2/
  /3/                                                      1,179                      -
 Vineyard National Bancorp.-Warrants /1/ /2/
  /3/ /4/                                                  3,122                  7,462
                                                                              6,271,626
COMMERCIAL SERVICE-FINANCE (1.08%)
 iPayment /1/                                             14,014                591,391
 NCO Group /1/                                            16,357                319,779
                                                                                911,170
COMPUTER AIDED DESIGN (1.15%)
 ANSYS /1/                                                28,483                974,403
COMPUTER SERVICES (1.31%)
 CACI International /1/                                   10,276                567,543
 Perot Systems /1/                                        40,081                538,689
                                                                              1,106,232
COMPUTERS-INTEGRATED SYSTEMS (0.43%)
 Brocade Communications Systems /1/                       62,096                367,608
CONTAINERS-METAL & GLASS (2.31%)
 Greif Brothers                                           14,413              1,004,298
 Silgan Holdings                                          14,632                950,787
                                                                              1,955,085
COSMETICS & TOILETRIES (0.41%)
 Elizabeth Arden /1/                                      14,463                343,352
DATA PROCESSING & MANAGEMENT (1.22%)
 Global Payments                                           8,940                576,540
 infoUSA /1/                                              43,762                459,939
                                                                              1,036,479
DENTAL SUPPLIES & EQUIPMENT (1.02%)
 Sybron Dental Specialties /1/                            24,129                866,231
DISTRIBUTION-WHOLESALE (0.65%)
 United Stationers /1/                                    12,209                552,457
E-COMMERCE-PRODUCTS (0.49%)
 Provide Commerce /1/                                     14,379                415,266
E-MARKETING-INFORMATION (0.48%)
 Digital River /1/                                        13,073                407,355
E-SERVICES-CONSULTING (0.87%)
 Websense /1/                                             13,641                733,886
ELECTRIC-INTEGRATED (0.61%)
 Otter Tail Power                                         20,541                514,347
ELECTRONIC COMPONENTS-SEMICONDUCTOR (1.59%)
 MEMC Electronics Materials /1/                           24,380                327,911
 Microsemi /1/                                            28,417                462,913
 OmniVision Technologies /1/                              18,487                280,078
 Semtech /1/                                              15,326                273,876
                                                                              1,344,778
                                              Shares

                                              Held                             Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC MEASUREMENT INSTRUMENTS (1.10%)
                                                                            $
 LeCroy /1/                                               26,038                446,031
 Trimble Navigation /1/                                   14,342                484,903
                                                                                930,934
ENGINES-INTERNAL COMBUSTION (0.52%)
 Briggs & Stratton                                        12,172                443,183
ENTERTAINMENT SOFTWARE (0.74%)
 Activision /1/                                           42,421                627,836
FINANCE-CREDIT CARD (0.65%)
 Advanta                                                  24,078                553,794
FINANCE-INVESTMENT BANKER & BROKER (0.15%)
 GFI Group /1/                                             4,628                124,169
FINANCE-MORTGAGE LOAN/BANKER (0.52%)
 American Home Mortgage Investment                        15,368                440,140
FOOD-MISCELLANEOUS/DIVERSIFIED (0.61%)
 Ralcorp Holdings /1/                                     10,909                516,541
FOOD-WHOLESALE & DISTRIBUTION (1.15%)
 Nash Finch                                               25,688                975,887
FOOTWEAR & RELATED APPAREL (1.53%)
 Deckers Outdoor /1/                                      12,307                439,852
 Wolverine World Wide                                     40,020                857,629
                                                                              1,297,481
GAS-DISTRIBUTION (2.18%)
 Energen                                                  16,291              1,084,981
 UGI                                                      16,724                759,604
                                                                              1,844,585
HOME FURNISHINGS (1.78%)
 American Woodmark                                        16,060                582,657
 Hooker Furniture                                         18,468                348,860
 Tempur-Pedic International /1/                           30,859                575,829
                                                                              1,507,346
HUMAN RESOURCES (1.98%)
 Korn/Ferry International /1/                             34,365                653,966
 Labor Ready /1/                                          54,653              1,019,278
                                                                              1,673,244
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.34%)
 Dolby Laboratories /1/                                   12,303                289,121
INTERNET APPLICATION SOFTWARE (0.46%)
 eResearch Technology /1/                                 32,868                387,185
INTERNET SECURITY (0.66%)
 RSA Security /1/                                         35,362                560,488
INTERNET TELEPHONY (0.55%)
 j2 Global Communications /1/                             13,512                463,597
INVESTMENT COMPANIES (0.83%)
 Apollo Investment                                        42,121                706,790
MACHINERY TOOLS & RELATED PRODUCTS (0.82%)
 Kennametal                                               14,660                696,203
                                              Shares

                                              Held                             Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MACHINERY-CONSTRUCTION & MINING (0.80%)
                                                                            $
 Terex /1/                                                15,611                675,956
MACHINERY-GENERAL INDUSTRY (0.51%)
 Idex                                                     10,670                430,535
MEDICAL INFORMATION SYSTEM (0.71%)
 Dendrite International /1/                               42,545                597,332
MEDICAL INSTRUMENTS (1.11%)
 dj Orthopedics /1/                                       37,390                936,620
MEDICAL PRODUCTS (1.52%)
 INAMED /1/                                                8,273                578,117
 Syneron Medical /1/                                      20,574                655,488
 VNUS Medical Technologies /1/                             4,404                 50,998
                                                                              1,284,603
MEDICAL-BIOMEDICAL/GENE (0.85%)
 Affymetrix /1/                                            9,192                393,785
 Lexicon Genetics /1/                                     63,136                322,625
                                                                                716,410
MEDICAL-DRUGS (0.25%)
 Angiotech Pharmaceuticals /1/                            13,791                211,692
MEDICAL-HMO (1.22%)
 Sierra Health Services /1/                               16,194              1,033,825
MEDICAL-HOSPITALS (0.66%)
 LifePoint Hospitals /1/                                  12,736                558,346
MEDICAL-NURSING HOMES (0.94%)
 Kindred Healthcare /1/                                   22,584                792,698
METAL PROCESSORS & FABRICATION (0.85%)
 Metals USA /1/                                           36,619                717,366
MISCELLANEOUS INVESTING (4.68%)
 Brandywine Realty Trust                                  18,163                515,829
 Entertainment Properties Trust                           14,469                599,451
 Gramercy Capital                                         27,860                543,270
 Healthcare Realty Trust                                  14,228                518,468
 Newcastle Investment                                     20,119                595,522
 Redwood Trust                                            15,381                787,200
 Ventas                                                   16,136                402,755
                                                                              3,962,495
MULTIMEDIA (0.52%)
 Journal Communications                                   26,665                441,306
NETWORKING PRODUCTS (0.56%)
 Adaptec /1/                                              46,800                224,172
 Anixter International                                     6,902                249,507
                                                                                473,679
OFFICE AUTOMATION & EQUIPMENT (0.44%)
 Global Imaging Systems /1/                               10,556                374,316
OIL COMPANY-EXPLORATION & PRODUCTION (1.91%)
 Berry Petroleum                                          14,023                721,483
 Houston Exploration /1/                                   6,536                372,225
 Meridian Resource /1/                                   101,386                523,152
                                                                              1,616,860
                                              Shares

                                              Held                             Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL REFINING & MARKETING (0.93%)
                                                                            $
 Frontier Oil                                             21,624                784,086
OIL-FIELD SERVICES (0.64%)
 Universal Compression Holdings /1/                       14,423                546,199
PHYSICIAN PRACTICE MANAGEMENT (0.66%)
 Pediatrix Medical Group /1/                               8,204                562,712
PRINTING-COMMERCIAL (0.88%)
 Consolidated Graphics /1/                                14,202                747,025
PRIVATE CORRECTIONS (0.71%)
 GEO Group /1/                                            21,090                602,752
PROPERTY & CASUALTY INSURANCE (2.30%)
 Arch Capital Group /1/                                   17,894                716,476
 Infinity Property & Casualty                             20,604                644,081
 Stewart Information Services                             15,764                591,465
                                                                              1,952,022
PUBLICLY TRADED INVESTMENT FUND (1.36%)
 iShares Russell 2000 Index Fund                           9,481              1,155,734
RACETRACKS (0.78%)
 Penn National Gaming /1/                                 22,630                664,869
RENTAL-AUTO & EQUIPMENT (0.63%)
 Aaron Rents                                              26,699                533,980
RESORTS & THEME PARKS (0.57%)
 Six Flags /1/                                            26,703                110,016
 Vail Resorts /1/                                         14,690                370,923
                                                                                480,939
RESPIRATORY PRODUCTS (1.00%)
 Respironics /1/                                          14,564                848,644
RETAIL-APPAREL & SHOE (1.57%)
 Genesco /1/                                              16,795                477,314
 New York & Co. /1/                                       19,427                389,900
 Stein Mart /1/                                           20,366                458,235
                                                                              1,325,449
RETAIL-LEISURE PRODUCTS (0.75%)
 MarineMax /1/                                            20,488                638,816
RETAIL-MUSIC STORE (0.83%)
 Guitar Center /1/                                        12,847                704,401
RETAIL-PAWN SHOPS (0.48%)
 Cash America International                               18,487                405,420
RETAIL-RESTAURANTS (2.37%)
 Buffalo Wild Wings /1/                                   16,484                623,590
 CKE Restaurants /1/                                      51,070                809,459
 O'Charley's /1/                                          26,389                573,697
                                                                              2,006,746
RETAIL-SPORTING GOODS (0.68%)
 Big 5 Sporting Goods                                     23,488                580,154
SAVINGS & LOANS-THRIFTS (1.44%)
 Fidelity Bankshares                                      19,788                454,728
 Flushing Financial                                       24,586                447,465
                                              Shares

                                              Held                             Value

----------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SAVINGS & LOANS-THRIFTS (CONTINUED)
                                                                            $
 WSFS Financial                                            6,022                316,517
                                                                              1,218,710
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.36%)
 SigmaTel /1/                                              8,216                307,525
SEMICONDUCTOR EQUIPMENT (0.97%)
 ATMI /1/                                                 10,158                254,356
 Mykrolis /1/                                             39,813                569,326
                                                                                823,682
STEEL PIPE & TUBE (0.53%)
 NS Group /1/                                             14,423                453,026
SUPERCONDUCTOR PRODUCTION & SYSTEMS (0.59%)
 Intermagnetics General /1/                               20,542                499,992
TELECOMMUNICATION EQUIPMENT (1.70%)
 Comtech Telecommunications /1/                           27,631              1,439,575
TELECOMMUNICATION SERVICES (0.55%)
 Iowa Telecommunications Services                         23,725                462,638
THEATERS (0.69%)
 Carmike Cinemas                                          15,625                582,500
THERAPEUTICS (1.28%)
 Connetics /1/                                            21,921                554,382
 Dyax /1/                                                 64,753                208,505
 Eyetech Pharmaceuticals /1/                              11,658                320,595
                                                                              1,083,482
TRANSACTIONAL SOFTWARE (0.96%)
 Transaction Systems Architects /1/                       35,042                811,222
TRANSPORT-MARINE (1.10%)
 OMI                                                      22,313                427,294
 Overseas Shipholding Group                                7,956                500,512
                                                                                927,806
TRANSPORT-SERVICES (1.96%)
 Dynamex /1/                                              34,922                632,088
 HUB Group /1/                                            12,355                774,288
 Universal Truckload Services /1/                         12,039                254,023
                                                                              1,660,399
TRANSPORT-TRUCK (0.98%)
 Overnite                                                 21,377                683,851
 SCS Transportation /1/                                    7,997                148,664
                                                                                832,515
WEB PORTALS (0.53%)
 SINA /1/                                                 14,543                451,706
                                            TOTAL COMMON STOCKS              83,394,714

                                              Principal

                                              Amount                           Value

----------------------------------------------------------------------------------------------
COMMERCIAL PAPER (0.28%)
MONEY CENTER BANKS (0.28%)
 Investment in Joint Trading Account;
  Citicorp
                                                         $                  $
  2.83%; 04/01/05                                        238,498                238,498
                                         TOTAL COMMERCIAL PAPER                 238,498
                                                                            -----------

                           TOTAL PORTFOLIO INVESTMENTS (98.74%)              83,633,212
CASH AND RECEIVABLES, NET OF LIABILITIES (1.26%)                              1,065,410
                                     TOTAL NET ASSETS (100.00%)             $84,698,622
                                                                            -------------



/1 /Non-income producing security.
/2 /Market value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the value of these securities totaled $7,462 or 0.01% of net assets.
/3 /Security is illiquid.
/4 /Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $7,462 or 0.01% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $10,198,874
Unrealized Depreciation                       (3,610,901)
                                             -----------
Net Unrealized Appreciation (Depreciation)     6,587,973
Cost for federal income tax purposes         $77,045,239

                            SCHEDULE OF INVESTMENTS
                            SMALLCAP GROWTH ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (96.52%)
AIRLINES (0.38%)
                                                                      $
 Pinnacle Airlines /1/                              21,300                226,206
APPAREL MANUFACTURERS (1.34%)
 Phillips-Van Heusen                                30,200                804,528
APPLICATIONS SOFTWARE (1.23%)
 MRO Software /1/                                      100                  1,403
 Progress Software /1/                                 600                 15,732
 Verint Systems /1/                                 20,600                719,764
                                                                          736,899
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.79%)
 American Axle & Manufacturing Holdings             19,300                472,850
BEVERAGES-NON-ALCOHOLIC (0.94%)
 Cott /1/                                           22,500                545,175
 Hansen Natural /1/                                    300                 18,021
                                                                          563,196
BEVERAGES-WINE & SPIRITS (0.98%)
 Constellation Brands /1/                           11,100                586,857
BUILDING & CONSTRUCTION-MISCELLANEOUS (1.12%)
 Dycom Industries /1/                               29,200                671,308
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.01%)
 Eagle Materials                                       100                  8,094
BUILDING PRODUCTS-LIGHT FIXTURES (0.93%)
 Genlyte Group /1/                                   6,200                557,814
BUILDING-RESIDENTIAL & COMMERCIAL (2.34%)
 Hovnanian Enterprises /1/                          13,700                698,700
 NVR /1/                                               900                706,500
                                                                        1,405,200
CIRCUIT BOARDS (2.38%)
 Benchmark Electronics /1/                          30,850                981,955
 TTM Technologies /1/                               42,400                443,504
                                                                        1,425,459
COMMERCIAL BANKS (2.30%)
 Columbia Bancorp                                      100                  3,186
 Main Street Banks                                     200                  5,296
 MB Financial                                          300                 11,490
 Preferred Bank                                        900                 35,910
 Prosperity Bancshares                                 500                 13,245
 Sun Bancorp. /1/                                      600                 13,731
 Texas Capital Bancshares /1/                          100                  2,100
 UCBH Holdings                                      32,120              1,281,588
 Yardville National Bancorp.                           400                 13,048
                                                                        1,379,594
COMMERCIAL SERVICES (0.01%)
 Collectors Universe /1/                               400                  7,664
COMMUNICATIONS SOFTWARE (0.06%)
 Avid Technology /1/                                   500                 27,060
 SeaChange International /1/                           899                 11,642
                                                                           38,702
COMPUTER SERVICES (5.67%)
 CACI International /1/                             20,470              1,130,558
 Cognizant Technology Solutions /1/                 38,840              1,794,408
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTER SERVICES (CONTINUED)
                                                                      $
 FactSet Research Systems                           14,190                468,412
 Kanbay International /1/                              400                  8,184
                                                                        3,401,562
COMPUTERS-INTEGRATED SYSTEMS (0.61%)
 Micros Systems /1/                                  1,300                 47,723
 RadiSys /1/                                        22,300                315,768
                                                                          363,491
COMPUTERS-MEMORY DEVICES (0.39%)
 Dot Hill Systems /1/                               38,200                227,290
 M-Systems Flash Disk Pioneers /1/                     300                  6,612
                                                                          233,902
COMPUTERS-PERIPHERAL EQUIPMENT (0.01%)
 Mobility Electronics /1/                            1,000                  6,990
CONSULTING SERVICES (1.51%)
 Charles River Associates /1/                       17,200                848,820
 DiamondCluster International /1/                    1,900                 30,590
 Navigant Consulting /1/                             1,000                 27,230
                                                                          906,640
CONSUMER PRODUCTS-MISCELLANEOUS (1.29%)
 Central Garden & Pet /1/                           17,600                771,936
DATA PROCESSING & MANAGEMENT (1.57%)
 Fair, Isaac                                        13,500                464,940
 Infocrossing /1/                                      600                  9,504
 NAVTEQ /1/                                         10,800                468,180
                                                                          942,624
DIAGNOSTIC EQUIPMENT (0.03%)
 Gen-Probe /1/                                         400                 17,824
DISTRIBUTION-WHOLESALE (0.43%)
 Beacon Roofing Supply /1/                          10,700                234,170
 WESCO International /1/                               900                 25,200
                                                                          259,370
DIVERSIFIED MANUFACTURING OPERATIONS (1.46%)
 ESCO Technologies /1/                              10,800                867,780
 Jacuzzi Brands /1/                                    900                  8,784
                                                                          876,564
DRUG DELIVERY SYSTEMS (0.47%)
 Penwest Pharmaceuticals /1/                        22,900                283,044
E-COMMERCE-PRODUCTS (0.01%)
 1-800-flowers.com /1/                                 647                  4,898
E-MARKETING-INFORMATION (0.92%)
 24/7 Real Media /1/                                 2,000                  6,500
 Digital River /1/                                  17,500                545,300
                                                                          551,800
E-SERVICES-CONSULTING (0.02%)
 Niku /1/                                              800                 14,440
ELECTRONIC COMPONENTS-SEMICONDUCTOR (2.62%)
 Cree /1/                                            8,500                184,875
 Microsemi /1/                                      49,800                811,242
 PortalPlayer /1/                                      100                  2,283
 Silicon Image /1/                                  55,500                558,330
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                      $
 Siliconix /1/                                         300                 10,584
 Virage Logic /1/                                      300                  3,288
                                                                        1,570,602
ELECTRONIC DESIGN AUTOMATION (0.92%)
 Ansoft /1/                                            200                  5,396
 Magma Design Automation /1/                        21,600                256,392
 Verisity /1/                                       24,100                287,513
                                                                          549,301
ELECTRONIC MEASUREMENT INSTRUMENTS (0.04%)
 Flir Systems /1/                                      300                  9,090
 Keithley Instruments                                  600                  9,678
 RAE Systems /1/                                     1,400                  4,298
                                                                           23,066
ELECTRONIC SECURITY DEVICES (0.02%)
 American Science & Engineering /1/                    300                 13,413
ELECTRONICS-MILITARY (1.39%)
 Engineered Support Systems                         15,612                835,554
ENERGY-ALTERNATE SOURCES (0.01%)
 KFX /1/                                               300                  4,020
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.49%)
 EMCOR Group /1/                                     6,300                294,966
ENTERPRISE SOFTWARE & SERVICE (0.03%)
 Hyperion Solutions /1/                                100                  4,411
 Ultimate Software Group /1/                           700                 11,186
                                                                           15,597
ENTERTAINMENT SOFTWARE (0.88%)
 the9 /1/                                            1,300                 22,321
 THQ /1/                                            18,070                508,490
                                                                          530,811
FIDUCIARY BANKS (2.05%)
 Investors Financial Services                       25,200              1,232,532
FINANCE-OTHER SERVICES (0.07%)
 International Securities Exchange /1/               1,700                 44,200
FOOD-WHOLESALE & DISTRIBUTION (0.67%)
 Performance Food Group /1/                         14,500                401,360
HOME FURNISHINGS (0.03%)
 Tempur-Pedic International /1/                      1,100                 20,526
HOTELS & MOTELS (0.35%)
 Orient-Express Hotels                               8,000                208,800
HUMAN RESOURCES (1.80%)
 Gevity HR                                             450                  8,604
 Korn/Ferry International /1/                       14,100                268,323
 Labor Ready /1/                                    42,900                800,085
                                                                        1,077,012
INDUSTRIAL AUDIO & VIDEO PRODUCTS (0.21%)
 Dolby Laboratories /1/                              5,300                124,550
INDUSTRIAL AUTOMATION & ROBOTS (1.07%)
 Cognex                                             25,800                641,904
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
INDUSTRIAL GASES (0.05%)
                                                                      $
 Airgas                                              1,200                 28,668
INSTRUMENTS-CONTROLS (0.01%)
 Photon Dynamics /1/                                   400                  7,624
INTERNET CONNECTIVE SERVICES (0.02%)
 Redback Networks /1/                                2,400                 14,352
INTERNET CONTENT-INFORMATION & NEWS (0.01%)
 iVillage /1/                                        1,300                  7,917
INTERNET INFRASTRUCTURE EQUIPMENT (0.36%)
 Avocent /1/                                         8,300                212,978
INTERNET INFRASTRUCTURE SOFTWARE (0.02%)
 Opsware /1/                                         1,900                  9,804
INTERNET SECURITY (1.26%)
 RSA Security /1/                                   31,100                492,935
 Secure Computing /1/                               30,500                261,385
                                                                          754,320
LASERS-SYSTEMS & COMPONENTS (0.04%)
 Ii-Vi /1/                                           1,398                 24,381
MACHINERY TOOLS & RELATED PRODUCTS (0.03%)
 Kennametal                                            400                 18,996
MACHINERY-CONSTRUCTION & MINING (0.02%)
 JLG Industries                                        500                 10,775
MACHINERY-GENERAL INDUSTRY (0.67%)
 Middleby                                            8,000                395,200
 Wabtec                                                200                  4,098
                                                                          399,298
MACHINERY-MATERIAL HANDLING (0.01%)
 Paragon Technologies /1/                              700                  6,132
MEDICAL INSTRUMENTS (1.58%)
 Advanced Neuromodulation Systems /1/               14,400                386,064
 ArthroCare /1/                                     19,700                561,450
                                                                          947,514
MEDICAL LABORATORY & TESTING SERVICE (0.02%)
 LabOne /1/                                            400                 13,792
MEDICAL LASER SYSTEMS (0.04%)
 VISX /1/                                            1,100                 25,784
MEDICAL PRODUCTS (2.07%)
 INAMED /1/                                         17,650              1,233,382
 ThermoGenesis /1/                                   1,800                  9,000
                                                                        1,242,382
MEDICAL-BIOMEDICAL/GENE (2.06%)
 Affymetrix /1/                                      7,900                338,436
 Charles River Laboratories International
  /1/                                                6,672                313,851
 Corgentech /1/                                     13,100                 30,392
 Incyte Genomics /1/                                36,600                249,978
 Martek Biosciences /1/                                200                 11,638
 Regeneration Technologies /1/                         600                  6,186
 Telik /1/                                          18,800                283,504
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (CONTINUED)
                                                                      $
 Vasogen /1/                                           550                  2,227
                                                                        1,236,212
MEDICAL-DRUGS (1.45%)
 First Horizon Pharmaceutical /1/                   32,800                553,664
 KV Pharmaceutical /1/                                 300                  6,960
 Prestige Brands Holdings /1/                       16,300                287,695
 Salix Pharmaceuticals /1/                             500                  8,245
 Vaxgen /1/                                          1,000                 12,600
                                                                          869,164
MEDICAL-GENERIC DRUGS (0.55%)
 Taro Pharmaceuticals Industries /1/                10,500                331,380
MEDICAL-HOSPITALS (3.34%)
 Symbion /1/                                           200                  4,274
 United Surgical Partners International
  /1/                                               17,300                791,821
 VCA Antech /1/                                     59,600              1,205,708
                                                                        2,001,803
MISCELLANEOUS INVESTING (3.25%)
 American Financial Realty Trust                     7,600                111,188
 BioMed Realty Trust                                16,600                341,960
 Entertainment Properties Trust                        200                  8,286
 La Quinta /1/                                       1,800                 15,300
 Mills                                              13,500                714,150
 Ventas                                             30,500                761,280
                                                                        1,952,164
MISCELLANEOUS MANUFACTURERS (0.03%)
 Applied Films /1/                                     739                 17,086
MOTION PICTURES & SERVICES (0.03%)
 Lions Gate Entertainment /1/                        1,400                 15,470
MULTI-LINE INSURANCE (0.01%)
 HCC Insurance Holdings                                200                  7,232
NETWORKING PRODUCTS (0.55%)
 Foundry Networks /1/                               30,400                300,960
 Ixia /1/                                            1,400                 24,906
 Netgear /1/                                           200                  3,018
                                                                          328,884
OFFICE AUTOMATION & EQUIPMENT (0.04%)
 Global Imaging Systems /1/                            600                 21,276
OIL & GAS DRILLING (1.16%)
 Grey Wolf /1/                                       1,900                 12,502
 Patterson-UTI Energy                               27,000                675,540
 Pioneer Drilling /1/                                  700                  9,639
                                                                          697,681
OIL COMPANY-EXPLORATION & PRODUCTION (5.30%)
 Carrizo Oil & Gas /1/                                 560                  9,514
 Edge Petroleum /1/                                    200                  3,312
 Patina Oil & Gas                                   33,200              1,328,000
 Quicksilver Resources /1/                          37,700              1,837,121
                                                                        3,177,947
OIL-FIELD SERVICES (1.45%)
 Cal Dive International /1/                            300                 13,590
 Superior Energy Services /1/                          900                 15,480
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL-FIELD SERVICES (CONTINUED)
                                                                      $
 Tetra Technologies /1/                             29,550                840,402
                                                                          869,472
PATIENT MONITORING EQUIPMENT (0.62%)
 Aspect Medical Systems /1/                         17,200                371,348
PHYSICAL THERAPY & REHABILITATION CENTERS (1.58%)
 Psychiatric Solutions /1/                          20,600                947,600
PHYSICIAN PRACTICE MANAGEMENT (2.34%)
 Pediatrix Medical Group /1/                        20,430              1,401,294
PROPERTY & CASUALTY INSURANCE (0.07%)
 Philadelphia Consolidated Holding /1/                 220                 17,057
 Selective Insurance Group                             400                 18,492
 United America Indemnity /1/                          400                  7,536
                                                                           43,085
PUBLICLY TRADED INVESTMENT FUND (1.91%)
 iShares Russell 2000 Index Fund                     9,400              1,145,860
RACETRACKS (0.01%)
 Speedway Motorsports                                  200                  7,140
RADIO (1.00%)
 Cumulus Media /1/                                  31,000                441,750
 Salem Communications /1/                            7,500                154,500
 XM Satellite Radio Holdings /1/                       100                  3,150
                                                                          599,400
RENTAL-AUTO & EQUIPMENT (0.02%)
 Aaron Rents                                           500                 10,000
RESPIRATORY PRODUCTS (0.51%)
 ResMed /1/                                          5,422                305,801
RETAIL-APPAREL & SHOE (3.27%)
 Aeropostale /1/                                    28,150                921,912
 American Eagle Outfitters                             600                 17,730
 Chico's FAS /1/                                    36,200              1,023,012
                                                                        1,962,654
RETAIL-COMPUTER EQUIPMENT (1.29%)
 Electronics Boutique Holdings /1/                  17,968                772,085
RETAIL-HOME FURNISHINGS (0.01%)
 Cost Plus /1/                                         150                  4,032
RETAIL-LEISURE PRODUCTS (0.03%)
 MarineMax /1/                                         500                 15,590
RETAIL-MAIL ORDER (0.03%)
 Celebrate Express /1/                                 603                 11,813
 Collegiate Pacific                                    400                  4,420
                                                                           16,233
RETAIL-MUSIC STORE (1.47%)
 Guitar Center /1/                                  16,100                882,763
RETAIL-PET FOOD & SUPPLIES (1.50%)
 PETCO Animal Supplies /1/                          24,500                901,845
RETAIL-RESTAURANTS (3.10%)
 Checkers Drive-In Restaurant /1/                      500                  6,605
 CKE Restaurants /1/                                51,400                814,690
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-RESTAURANTS (CONTINUED)
                                                                      $
 Panera Bread /1/                                    6,150                347,659
 RARE Hospitality International /1/                    700                 21,616
 Ruby Tuesday                                       27,000                655,830
 Sonic /1/                                             400                 13,360
                                                                        1,859,760
RETAIL-SPORTING GOODS (0.04%)
 Hibbett Sporting Goods /1/                            800                 24,032
SAVINGS & LOANS-THRIFTS (1.20%)
 BankUnited Financial /1/                           16,400                440,504
 Commercial Capital Bancorp.                           900                 18,315
 Harbor Florida Bancshares                           7,700                262,570
                                                                          721,389
SCHOOLS (0.00%)
 Education Management /1/                              100                  2,795
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (1.61%)
 Exar /1/                                           26,270                352,018
 Power Integrations /1/                             20,500                428,245
 Standard Microsystems /1/                          10,600                184,016
                                                                          964,279
SEMICONDUCTOR EQUIPMENT (0.88%)
 August Technology /1/                              19,500                228,540
 Brooks Automation /1/                                 600                  9,108
 Credence Systems /1/                                  400                  3,164
 Helix Technology                                      600                  9,282
 Rudolph Technologies /1/                           16,500                248,490
 Semitool /1/                                        1,700                 17,340
 Varian Semiconductor Equipment Associates
  /1/                                                  300                 11,403
                                                                          527,327
SOFTWARE (0.01%)
 Opnet Technologies /1/                                900                  7,524
STEEL PRODUCERS (0.90%)
 Steel Dynamics                                     15,700                540,865
STEEL-SPECIALTY (0.01%)
 Allegheny Technologies                                300                  7,233
TELECOMMUNICATION EQUIPMENT (0.00%)
 Tut Systems /1/                                       400                    964
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.21%)
 C-COR.net /1/                                      18,200                110,656
 Harmonic /1/                                        1,600                 15,296
                                                                          125,952
THERAPEUTICS (1.93%)
 Amylin Pharmaceuticals /1/                         10,600                185,394
 Bioenvision /1/                                       900                  5,175
 Isis Pharmaceuticals /1/                           29,400                113,778
 Medicines /1/                                      15,100                342,166
 Neurocrine Biosciences /1/                          8,697                331,008
 NPS Pharmaceuticals /1/                            14,400                181,728
                                                                        1,159,249
TOYS (0.04%)
 Marvel Enterprises /1/                              1,300                 26,000
                                            Shares

                                            Held                         Value

----------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
TRANSPORT-AIR FREIGHT (1.00%)
                                                                      $
 EGL /1/                                            26,300                599,640
TRANSPORT-RAIL (0.01%)
 Genesee & Wyoming /1/                                 300                  7,773
TRANSPORT-SERVICES (1.04%)
 UTI Worldwide                                       9,000                625,050
TRANSPORT-TRUCK (1.57%)
 Celadon Group /1/                                     613                 11,371
 Landstar System /1/                                27,800                910,450
 Old Dominion Freight Line /1/                         600                 18,690
                                                                          940,511
WIRELESS EQUIPMENT (0.03%)
 InterDigital Communications /1/                       800                 12,256
 Viasat /1/                                            300                  5,607
                                                                           17,863
                                      TOTAL COMMON STOCKS              57,903,094
                                                                      -----------

                     TOTAL PORTFOLIO INVESTMENTS (96.52%)              57,903,094
CASH AND RECEIVABLES, NET OF LIABILITIES (3.48%)                        2,086,286
                               TOTAL NET ASSETS (100.00%)             $59,989,380
                                                                      -------------


/1 /Non-income producing security.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $16,875,129
Unrealized Depreciation                       (3,588,424)
                                             -----------
Net Unrealized Appreciation (Depreciation)    13,286,705
Cost for federal income tax purposes         $44,616,389

                            SCHEDULE OF INVESTMENTS
                             SMALLCAP VALUE ACCOUNT

                           MARCH 31, 2005 (UNAUDITED)

                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (96.50%)
ADVERTISING SERVICES (0.25%)
                                                                              $
 R.H. Donnelley /1/                                          4,600                 267,214
AEROSPACE & DEFENSE (0.22%)
 Esterline Technologies /1/                                  6,900                 238,395
AEROSPACE & DEFENSE EQUIPMENT (1.32%)
 AAR /1/                                                     5,900                  80,240
 Curtiss-Wright                                              6,000                 342,000
 Ducommun /1/                                                1,100                  22,000
 HEICO                                                       3,700                  74,370
 Kaman                                                      12,300                 153,135
 Moog /1/                                                   10,300                 465,560
 Orbital Sciences /1/                                        7,100                  68,728
 Triumph Group /1/                                           5,300                 206,382
                                                                                 1,412,415
AIRLINES (0.90%)
 Alaska Air Group /1/                                        6,900                 203,136
 Continental Airlines /1/                                    8,000                  96,320
 ExpressJet Holdings /1/                                    23,100                 263,571
 Northwest Airlines /1/                                      7,500                  50,175
 Skywest                                                    18,700                 347,633
                                                                                   960,835
APPAREL MANUFACTURERS (0.39%)
 Kellwood                                                    8,400                 241,836
 Quiksilver /1/                                              6,000                 174,180
                                                                                   416,016
APPLIANCES (0.03%)
 Applica /1/                                                 5,600                  28,336
APPLICATIONS SOFTWARE (0.30%)
 Parametric Technology /1/                                  32,300                 180,557
 Progress Software /1/                                       5,500                 144,210
                                                                                   324,767
AUTO-MEDIUM & HEAVY DUTY TRUCKS (0.77%)
 Oshkosh Truck                                              10,100                 828,099
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL (0.57%)
 American Axle & Manufacturing Holdings                      3,700                  90,650
 Hayes Lemmerz International /1/                            12,400                  64,480
 Keystone Automotive Industries /1/                          2,700                  62,532
 Superior Industries International                           3,700                  97,717
 Tenneco Automotive /1/                                     24,000                 299,040
                                                                                   614,419
AUTO/TRUCK PARTS & EQUIPMENT-REPLACEMENT (0.13%)
 Aftermarket Technology /1/                                  8,600                 141,900
BATTERIES & BATTERY SYSTEMS (0.37%)
 Rayovac /1/                                                 9,400                 391,040
BROADCASTING SERVICES & PROGRAMMING (0.02%)
 4 Kids Entertainment /1/                                      800                  17,688
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS (0.59%)
 NCI Building Systems /1/                                    5,900                 227,740
 USG /1/                                                    12,100                 401,236
                                                                                   628,976
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
BUILDING & CONSTRUCTION-MISCELLANEOUS (0.02%)
                                                                              $
 Dycom Industries /1/                                          900                  20,691
BUILDING PRODUCTS-AIR & HEATING (0.53%)
 Lennox International                                       16,500                 361,680
 York International                                          5,100                 199,818
                                                                                   561,498
BUILDING PRODUCTS-CEMENT & AGGREGATE (0.53%)
 Eagle Materials                                             2,900                 234,726
 Texas Industries                                            6,100                 327,875
                                                                                   562,601
BUILDING PRODUCTS-DOORS & WINDOWS (0.12%)
 Apogee Enterprises                                          9,000                 128,520
BUILDING PRODUCTS-LIGHT FIXTURES (0.09%)
 Genlyte Group /1/                                           1,100                  98,967
BUILDING PRODUCTS-WOOD (0.45%)
 Universal Forest Products                                  12,300                 477,855
BUILDING-HEAVY CONSTRUCTION (0.25%)
 Washington Group International /1/                          6,000                 269,940
BUILDING-RESIDENTIAL & COMMERCIAL (1.18%)
 Beazer Homes                                                6,600                 329,076
 Levitt                                                      5,575                 142,943
 Meritage /1/                                                6,400                 377,088
 WCI Communities /1/                                        13,600                 409,088
                                                                                 1,258,195
CABLE TV (0.55%)
 Charter Communications /1/                                 41,800                  66,880
 Insight Communications /1/                                  9,900                 117,315
 LodgeNet Entertainment /1/                                 14,600                 275,064
 Mediacom Communications /1/                                20,100                 131,454
                                                                                   590,713
CASINO HOTELS (0.41%)
 Ameristar Casinos                                           2,400                 131,232
 Aztar /1/                                                   3,700                 105,672
 Boyd Gaming                                                 3,900                 203,385
                                                                                   440,289
CHEMICALS-DIVERSIFIED (0.93%)
 FMC /1/                                                     8,800                 470,360
 Georgia Gulf                                                8,800                 404,624
 Octel                                                       6,600                 122,298
                                                                                   997,282
CHEMICALS-FIBERS (0.18%)
 Wellman                                                    13,300                 192,318
CHEMICALS-PLASTICS (0.48%)
 PolyOne /1/                                                57,500                 510,600
CHEMICALS-SPECIALTY (2.08%)
 Crompton                                                   10,800                 157,680
 Cytec Industries                                           10,300                 558,775
 H.B. Fuller                                                10,500                 304,500
 Hercules /1/                                               25,900                 375,032
 Minerals Technologies                                       4,000                 263,120
 NewMarket /1/                                               7,500                 139,500
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
CHEMICALS-SPECIALTY (CONTINUED)
                                                                              $
 Terra Industries /1/                                       10,400                  80,704
 Valhi                                                       6,100                 119,865
 W.R. Grace /1/                                             25,800                 219,816
                                                                                 2,218,992
CIRCUIT BOARDS (0.27%)
 Benchmark Electronics /1/                                   8,100                 257,823
 TTM Technologies /1/                                        3,300                  34,518
                                                                                   292,341
COATINGS & PAINT (0.01%)
 Kronos Worldwide                                              172                   7,312
COLLECTIBLES (0.25%)
 Department 56 /1/                                           3,100                  54,126
 RC2 /1/                                                     6,200                 210,800
                                                                                   264,926
COMMERCIAL BANKS (9.36%)
 ABC Bancorp                                                 3,240                  54,724
 AMCORE Financial                                            3,900                 110,175
 AmericanWest Bancorp. /1/                                   2,100                  40,467
 BancFirst                                                   1,200                  82,824
 Bank of the Ozarks                                          2,400                  76,200
 Banner                                                      1,800                  48,546
 Capital Corp of the West                                    1,000                  46,480
 Capitol Bancorp.                                            3,800                 114,950
 Cathay Bancorp                                              3,700                 116,550
 Central Pacific Financial                                   5,300                 178,345
 Chemical Financial                                          9,193                 298,818
 City Holding                                                1,400                  41,349
 Colonial BancGroup                                         13,900                 285,228
 Columbia Banking Systems                                    2,457                  58,354
 Community Bank System                                      12,100                 277,211
 Community Trust Bancorp                                     3,263                  94,007
 Corus Bankshares                                           13,300                 634,277
 Cullen/Frost Bankers                                        7,500                 338,625
 EuroBancshares /1/                                          7,200                 121,752
 Financial Institutions                                        300                   5,943
 First Citizens BancShares                                     300                  43,914
 First Oak Brook Bancshares                                  1,350                  39,542
 First Republic Bank                                         8,850                 286,475
 Gold Banc                                                  22,400                 314,272
 Great Southern Bancorp                                      2,700                  87,669
 Greater Bay Bancorp                                        10,700                 261,187
 Hanmi Financial                                            37,000                 612,350
 IBERIABANK                                                  9,000                 506,340
 Independent Bank                                           10,600                 307,400
 Independent Bank                                           10,400                 299,208
 Irwin Financial                                            12,300                 283,146
 Lakeland Financial                                            300                  11,535
 MainSource Financial Group                                  1,592                  34,992
 MB Financial                                                2,250                  86,175
 MBT Financial                                               2,600                  49,062
 Mercantile Bank                                             3,670                 150,030
 Mid-State Bancshares                                        7,100                 188,860
 Nara Bancorp.                                                 700                   9,835
 Old Second Bancorp                                            532                  16,053
 Oriental Financial Group                                    7,570                 177,289
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMMERCIAL BANKS (CONTINUED)
                                                                              $
 Peoples Bancorp.                                            1,365                  36,719
 Prosperity Bancshares                                       4,700                 124,503
 Provident Bankshares                                        9,900                 326,304
 R&G Financial                                              11,750                 366,247
 Republic Bancorp.                                           1,213                  26,941
 Republic Bancorp.                                          28,500                 385,890
 Royal Bancshares of Pennsylvania                            1,178                  26,752
 SCBT Financial                                              1,050                  31,532
 Silicon Valley Bancshares /1/                               3,700                 163,022
 Simmons First National                                      3,200                  79,424
 Southside Bancshares                                        3,260                  67,938
 Southwest Bancorp.                                          2,200                  40,590
 State Financial Services                                    4,000                 147,800
 Summit Bancshares                                           6,200                 105,710
 Sun Bancorp. /1/                                            1,775                  40,621
 Taylor Capital Group                                        3,900                 127,335
 Trico Bancshares                                            2,700                  56,565
 Umpqua Holdings                                             4,200                  98,070
 United Bankshares                                           8,700                 288,318
 W Holding                                                  20,092                 202,326
 West Coast Bancorp                                         18,000                 428,400
 Western Sierra Bancorp. /1/                                 1,200                  40,956
                                                                                10,002,122
COMMERCIAL SERVICE-FINANCE (0.14%)
 Century Business Services /1/                              11,100                  45,510
 Dollar Financial /1/                                        4,600                  54,648
 NCO Group /1/                                               2,700                  52,785
                                                                                   152,943
COMMERCIAL SERVICES (0.42%)
 Arbitron                                                    3,300                 141,570
 Magellan Health Services /1/                                2,700                  91,935
 TeleTech Holdings /1/                                      14,600                 188,632
 Vertrue /1/                                                   900                  31,896
                                                                                   454,033
COMMUNICATIONS SOFTWARE (0.20%)
 Inter-Tel                                                   8,900                 218,050
COMPUTER SERVICES (0.69%)
 BISYS Group /1/                                            11,100                 174,048
 CACI International /1/                                      2,700                 149,121
 CIBER /1/                                                  12,500                  90,875
 Perot Systems /1/                                          16,300                 219,072
 Sykes Enterprises /1/                                       6,800                  46,716
 Tyler Technologies /1/                                      7,600                  57,836
                                                                                   737,668
COMPUTERS (0.25%)
 Gateway /1/                                                16,800                  67,704
 palmOne /1/                                                 7,890                 200,248
                                                                                   267,952
COMPUTERS-INTEGRATED SYSTEMS (0.56%)
 Agilysys                                                   12,700                 249,682
 Intergraph /1/                                              1,900                  54,739
 McData /1/                                                 21,300                  80,301
 MTS Systems                                                 3,500                 101,605
 RadiSys /1/                                                 3,800                  53,808
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
COMPUTERS-INTEGRATED SYSTEMS (CONTINUED)
                                                                              $
 Silicon Graphics /1/                                       48,200                  57,358
                                                                                   597,493
COMPUTERS-MEMORY DEVICES (0.43%)
 Hutchison Technology /1/                                    7,800                 271,284
 Komag /1/                                                   4,300                  96,105
 Quantum /1/                                                22,900                  66,639
 Silicon Storage Technology /1/                              6,600                  24,552
                                                                                   458,580
COMPUTERS-PERIPHERAL EQUIPMENT (0.09%)
 Electronics for Imaging /1/                                 5,200                  92,768
CONSULTING SERVICES (0.31%)
 Charles River Associates /1/                                1,200                  59,220
 Clark /1/                                                   3,200                  49,536
 Gartner /1/                                                11,900                 113,883
 Maximus /1/                                                 1,200                  40,188
 PDI /1/                                                     3,600                  73,800
                                                                                   336,627
CONSUMER PRODUCTS-MISCELLANEOUS (0.64%)
 American Greetings                                         15,900                 405,132
 CSS Industries                                                141                   5,154
 Tupperware                                                 10,900                 221,924
 Water Pik Technologies /1/                                  2,600                  51,220
                                                                                   683,430
CONTAINERS-METAL & GLASS (1.56%)
 Crown Holdings /1/                                         31,100                 483,916
 Greif Brothers                                              6,000                 418,080
 Silgan Holdings                                            11,700                 760,266
                                                                                 1,662,262
DATA PROCESSING & MANAGEMENT (0.02%)
 infoUSA /1/                                                 1,900                  19,969
DECISION SUPPORT SOFTWARE (0.05%)
 NetIQ /1/                                                   4,500                  51,435
DIAGNOSTIC EQUIPMENT (0.08%)
 NEUROMetrix /1/                                             9,200                  87,860
DISTRIBUTION-WHOLESALE (0.99%)
 Aviall /1/                                                 14,200                 397,600
 Brightpoint /1/                                             3,800                  71,174
 Building Material Holding                                   3,500                 155,680
 United Stationers /1/                                       7,100                 321,275
 Watsco                                                      2,700                 113,670
                                                                                 1,059,399
DIVERSIFIED MANUFACTURING OPERATIONS (1.33%)
 A.O. Smith                                                  4,200                 121,254
 Actuant /1/                                                 3,000                 134,760
 Acuity Brands                                               9,800                 264,600
 Ameron International                                        2,700                  97,200
 Barnes Group                                               11,700                 317,889
 ESCO Technologies /1/                                       1,900                 152,665
 Griffon /1/                                                 6,910                 147,943
 Jacuzzi Brands /1/                                         19,300                 188,368
                                                                                 1,424,679
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
DIVERSIFIED OPERATIONS (0.40%)
                                                                              $
 Walter Industries                                          10,000                 425,500
DIVERSIFIED OPERATORS-COMMERCIAL SERVICES (0.04%)
 Volt Information Sciences /1/                               1,900                  45,885
E-COMMERCE-SERVICES (0.06%)
 Homestore.com /1/                                          28,500                  63,270
E-MARKETING-INFORMATION (0.08%)
 aQuantive /1/                                               6,100                  67,527
 E.piphany /1/                                               4,000                  14,200
                                                                                    81,727
ELECTRIC-INTEGRATED (3.61%)
 Avista                                                      6,000                 105,000
 Black Hills                                                 3,400                 112,438
 CH Energy Group                                             3,900                 178,230
 Cleco                                                       8,200                 174,660
 CMS Energy /1/                                             63,100                 822,824
 El Paso Electric /1/                                       18,800                 357,200
 Idacorp                                                     5,900                 167,383
 PNM Resources                                              18,550                 494,914
 Sierra Pacific Resources /1/                               62,300                 669,725
 UIL Holdings                                                1,300                  65,845
 UniSource Energy                                           23,000                 712,310
                                                                                 3,860,529
ELECTRONIC COMPONENTS-MISCELLANEOUS (0.52%)
 Bel Fuse                                                    3,800                 115,140
 CTS                                                        12,600                 163,800
 DSP Group /1/                                               4,700                 121,072
 Stoneridge /1/                                              8,500                 103,785
 Sypris Solutions                                            4,700                  50,384
                                                                                   554,181
ELECTRONIC COMPONENTS-SEMICONDUCTOR (0.25%)
 Actel /1/                                                   1,900                  29,222
 ESS Technology /1/                                          1,400                   7,378
 Integrated Silicon Solution /1/                             6,500                  43,550
 Lattice Semiconductor /1/                                  12,700                  68,199
 ON Semiconductor /1/                                       13,200                  52,140
 Skyworks Solutions /1/                                     11,100                  70,485
                                                                                   270,974
ELECTRONIC DESIGN AUTOMATION (0.01%)
 Magma Design Automation /1/                                 1,100                  13,057
ELECTRONIC MEASUREMENT INSTRUMENTS (0.23%)
 Analogic                                                    4,300                 185,975
 Trimble Navigation /1/                                      1,750                  59,167
                                                                                   245,142
ENGINEERING-RESEARCH & DEVELOPMENT SERVICES (0.19%)
 EMCOR Group /1/                                             1,400                  65,548
 URS /1/                                                     4,700                 135,125
                                                                                   200,673
ENTERPRISE SOFTWARE & SERVICE (0.12%)
 Hyperion Solutions /1/                                        300                  13,233
 ManTech International /1/                                   3,600                  83,052
 Manugistics Group /1/                                       6,000                  10,080
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ENTERPRISE SOFTWARE & SERVICE (CONTINUED)
                                                                              $
 SYNNEX /1/                                                  1,000                  17,420
                                                                                   123,785
ENVIRONMENTAL CONSULTING & ENGINEERING (0.01%)
 Tetra Tech /1/                                              1,000                  12,620
ENVIRONMENTAL MONITORING & DETECTION (0.17%)
 Mine Safety Appliances                                      4,700                 182,078
FINANCE-CONSUMER LOANS (0.35%)
 World Acceptance /1/                                       14,600                 372,592
FINANCE-CREDIT CARD (0.42%)
 Advanta                                                     8,200                 188,600
 CompuCredit /1/                                             7,000                 186,340
 Metris /1/                                                  6,100                  70,699
                                                                                   445,639
FINANCE-INVESTMENT BANKER & BROKER (0.37%)
 Greenhill                                                     400                  14,320
 Investment Technology Group /1/                             6,000                 105,000
 Knight Trading Group /1/                                   13,600                 131,104
 LaBranche /1/                                               6,200                  57,660
 Piper Jaffray /1/                                           2,300                  84,157
                                                                                   392,241
FINANCE-MORTGAGE LOAN/BANKER (0.65%)
 Accredited Home Lenders Holding /1/                         5,200                 188,396
 American Home Mortgage Investment                          17,859                 511,482
                                                                                   699,878
FOOD-BAKING (0.10%)
 Flowers Foods                                               3,750                 105,788
FOOD-MISCELLANEOUS/DIVERSIFIED (0.80%)
 Chiquita Brands International                              15,700                 420,446
 Corn Products International                                 8,000                 207,920
 J & J Snack Foods                                           1,200                  56,196
 Ralcorp Holdings /1/                                        3,300                 156,255
 Sensient Technologies                                         800                  17,248
                                                                                   858,065
FOOD-RETAIL (0.12%)
 Great Atlantic & Pacific Tea /1/                            5,400                  80,460
 Pathmark Stores /1/                                         7,100                  44,801
                                                                                   125,261
FOOD-WHOLESALE & DISTRIBUTION (0.07%)
 Nash Finch                                                  2,100                  79,779
FUNERAL SERVICE & RELATED ITEMS (0.32%)
 Alderwoods Group /1/                                        6,500                  80,860
 Stewart Enterprises /1/                                    41,900                 257,685
                                                                                   338,545
GARDEN PRODUCTS (0.53%)
 Toro                                                        6,400                 566,400
GAS-DISTRIBUTION (4.20%)
 Atmos Energy                                               12,400                 334,800
 Energen                                                    10,200                 679,320
 New Jersey Resources                                       15,700                 683,421
 Northwest Natural                                           2,000                  72,340
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
GAS-DISTRIBUTION (CONTINUED)
                                                                              $
 South Jersey Industries                                     9,100                 513,240
 Southern Union /1/                                         23,365                 586,695
 Southwest Gas                                              19,200                 463,872
 Southwestern Energy /1/                                    20,400               1,157,904
                                                                                 4,491,592
HOME FURNISHINGS (0.15%)
 Furniture Brands International                              2,400                  52,344
 Kimball International                                       7,300                 105,850
                                                                                   158,194
HOSPITAL BEDS & EQUIPMENT (0.03%)
 Invacare                                                      700                  31,241
HOTELS & MOTELS (0.20%)
 LaSalle Hotel Properties                                    7,400                 214,970
HUMAN RESOURCES (0.13%)
 Spherion /1/                                               18,800                 140,812
IDENTIFICATION SYSTEM-DEVELOPMENT (0.12%)
 Checkpoint Systems /1/                                      6,200                 104,656
 Paxar /1/                                                   1,100                  23,474
                                                                                   128,130
INDUSTRIAL AUTOMATION & ROBOTS (0.07%)
 UNOVA /1/                                                   3,800                  78,470
INSTRUMENTS-CONTROLS (0.16%)
 Watts Industries                                            5,400                 176,094
INTERNET CONNECTIVE SERVICES (0.03%)
 Redback Networks /1/                                        5,500                  32,890
INTERNET CONTENT-INFORMATION & NEWS (0.08%)
 Harris Interactive /1/                                      2,900                  13,369
 ProQuest /1/                                                1,900                  68,685
                                                                                    82,054
INTERNET FINANCIAL SERVICES (0.01%)
 eSpeed /1/                                                    800                   7,360
INTERNET INCUBATORS (0.01%)
 Safeguard Scientifics /1/                                  10,000                  14,200
INTERNET INFRASTRUCTURE SOFTWARE (0.01%)
 AsiaInfo Holdings /1/                                       2,500                  12,550
INTERNET SECURITY (0.02%)
 Internet Security Systems /1/                                 900                  16,470
INVESTMENT COMPANIES (0.32%)
 Technology Investment Capital                              22,693                 339,260
LASERS-SYSTEMS & COMPONENTS (0.07%)
 Electro Scientific Industries /1/                           3,600                  69,804
LEISURE & RECREATION PRODUCTS (0.09%)
 K2 /1/                                                      7,200                  99,000
LIFE & HEALTH INSURANCE (1.34%)
 AmerUs Group                                               10,200                 481,950
 Delphi Financial Group                                     13,900                 597,700
 Nationwide Financial Services                                 400                  14,360
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
LIFE & HEALTH INSURANCE (CONTINUED)
                                                                              $
 Phoenix                                                     4,400                  56,232
 UICI                                                        7,400                 179,450
 Universal American Financial /1/                            6,000                 103,800
                                                                                 1,433,492
LINEN SUPPLY & RELATED ITEMS (0.55%)
 Angelica                                                   14,400                 403,200
 UniFirst                                                    4,500                 179,550
                                                                                   582,750
MACHINERY TOOLS & RELATED PRODUCTS (0.27%)
 Kennametal                                                  3,300                 156,717
 Regal Beloit                                                4,400                 126,676
                                                                                   283,393
MACHINERY-CONSTRUCTION & MINING (1.26%)
 Astec Industries /1/                                        2,200                  48,510
 JLG Industries                                             25,500                 549,525
 Joy Global                                                 16,250                 569,725
 Terex /1/                                                   4,200                 181,860
                                                                                 1,349,620
MACHINERY-GENERAL INDUSTRY (1.08%)
 Applied Industrial Technologies                            34,000                 924,800
 Gardner Denver /1/                                            700                  27,657
 Kadant /1/                                                    700                  12,985
 Sauer-Danfoss                                               6,500                 147,095
 Tecumseh Products                                           1,000                  39,610
                                                                                 1,152,147
MACHINERY-MATERIAL HANDLING (0.26%)
 Cascade                                                     4,000                 140,000
 NACCO Industries                                            1,400                 142,716
                                                                                   282,716
MACHINERY-PUMPS (0.10%)
 Flowserve /1/                                               4,200                 108,654
MEDICAL IMAGING SYSTEMS (0.10%)
 CTI Molecular Imaging /1/                                   3,900                  79,053
 Palatin Technologies /1/                                   10,600                  24,804
                                                                                   103,857
MEDICAL INFORMATION SYSTEM (0.28%)
 Computer Programs & Systems                                 4,900                 137,592
 Per-Se Technologies /1/                                    10,200                 156,570
                                                                                   294,162
MEDICAL INSTRUMENTS (0.43%)
 Conmed /1/                                                 11,100                 334,332
 Kyphon /1/                                                  4,500                 113,265
 SurModics /1/                                                 400                  12,764
                                                                                   460,361
MEDICAL LASER SYSTEMS (0.17%)
 LCA-Vision                                                  5,300                 176,490
MEDICAL PRODUCTS (0.12%)
 PSS World Medical /1/                                      10,900                 123,933
MEDICAL STERILIZATION PRODUCT (0.10%)
 Steris /1/                                                  4,200                 106,050
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MEDICAL-BIOMEDICAL/GENE (0.58%)
                                                                              $
 Alexion Pharmaceuticals /1/                                 5,300                 114,824
 Bio-Rad Laboratories /1/                                    3,000                 146,130
 Celera Genomics Group /1/                                   3,900                  39,975
 Cell Genesys /1/                                            2,700                  12,231
 Cytokinetics /1/                                            8,200                  53,792
 Encysive Pharmaceuticals /1/                                2,600                  26,572
 Genelabs Technologies /1/                                  41,408                  24,845
 Human Genome Sciences /1/                                  10,100                  93,122
 Telik /1/                                                   6,996                 105,500
                                                                                   616,991
MEDICAL-DRUGS (0.27%)
 Adolor /1/                                                  7,539                  74,938
 Auxilium Pharmaceuticals /1/                                6,700                  40,066
 Rigel Pharmaceuticals /1/                                   4,900                  78,596
 Valeant Pharmaceuticals International                       4,100                  92,332
                                                                                   285,932
MEDICAL-GENERIC DRUGS (0.07%)
 Alpharma                                                    6,400                  78,848
MEDICAL-HMO (0.05%)
 Sierra Health Services /1/                                    900                  57,456
MEDICAL-HOSPITALS (0.08%)
 Province Healthcare /1/                                     3,600                  86,724
MEDICAL-NURSING HOMES (0.49%)
 Kindred Healthcare /1/                                     15,000                 526,500
MEDICAL-OUTPATIENT & HOME MEDICAL CARE (0.14%)
 Gentiva Health Services /1/                                 7,000                 113,260
 Res-Care /1/                                                2,900                  36,279
                                                                                   149,539
METAL PROCESSORS & FABRICATION (1.37%)
 CIRCOR International                                        4,400                 108,460
 Commercial Metals                                          18,300                 620,187
 NN                                                         10,500                 129,360
 Quanex                                                     11,400                 607,848
                                                                                 1,465,855
METAL PRODUCTS-FASTENERS (0.04%)
 Penn Engineering & Manufacturing /1/                        2,600                  46,930
MISCELLANEOUS INVESTING (11.13%)
 Affordable Residential Communities                         13,500                 170,775
 Alexandria Real Estate Equities                             3,500                 225,330
 American Financial Realty Trust                            41,100                 601,293
 Anthracite Capital                                         38,800                 432,232
 Capital Automotive                                         14,100                 466,992
 Capital Trust                                               3,600                 119,448
 CarrAmerica Realty                                         38,700               1,220,985
 Equity Inns                                                29,400                 324,282
 FelCor Lodging Trust /1/                                   17,400                 216,282
 Gables Residential Trust                                   17,700                 589,410
 Government Properties Trust                                12,000                 119,520
 IMPAC Mortgage Holdings                                    18,600                 356,748
 Innkeepers USA Trust                                       33,800                 436,358
 Lexington Corporate Properties Trust                       32,500                 713,050
 LTC Properties                                             13,800                 239,430
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
MISCELLANEOUS INVESTING (CONTINUED)
                                                                              $
 Maguire Properties                                         12,400                 296,112
 Meristar Hospitality /1/                                   53,000                 371,000
 MFA Mortgage Investments                                   11,437                  87,036
 Mid-America Apartment Communities                          21,900                 799,350
 National Health Investors                                  19,700                 511,806
 New Century Financial                                       3,600                 168,552
 NovaStar Financial                                          5,700                 205,257
 Parkway Properties                                          4,900                 228,830
 Pennsylvania Real Estate Invest Trust                      13,600                 548,352
 Prentiss Properties Trust                                  14,500                 495,320
 RAIT Investment Trust                                      16,600                 445,212
 Saul Centers                                                9,500                 304,000
 Senior Housing Properties Trust                            20,400                 340,272
 Sun Communities                                             8,600                 307,880
 Taubman Centers                                             6,200                 171,988
 Urstadt Biddle Properties                                   3,000                  45,750
 Ventas                                                     13,200                 329,472
                                                                                11,888,324
MULTI-LINE INSURANCE (0.07%)
 United Fire & Casualty                                      2,200                  74,426
MUSIC (0.13%)
 Steinway Musical Instruments /1/                            4,500                 134,820
NETWORKING PRODUCTS (0.59%)
 Adaptec /1/                                                25,700                 123,103
 Anixter International                                       6,000                 216,900
 Black Box                                                   3,800                 142,158
 Hypercom /1/                                                3,600                  17,028
 SafeNet /1/                                                 4,376                 128,261
                                                                                   627,450
NON-HOTEL GAMBLING (0.24%)
 Argosy Gaming /1/                                           3,600                 165,312
 Isle of Capri Casinos /1/                                   3,300                  87,582
                                                                                   252,894
OFFICE AUTOMATION & EQUIPMENT (0.25%)
 Global Imaging Systems /1/                                    600                  21,276
 Imagistics International /1/                                6,900                 241,017
                                                                                   262,293
OFFICE SUPPLIES & FORMS (0.25%)
 John H. Harland                                             7,800                 268,008
OIL & GAS DRILLING (0.26%)
 TODCO /1/                                                  10,800                 279,072
OIL COMPANY-EXPLORATION & PRODUCTION (2.60%)
 Cimarex Energy /1/                                          4,200                 163,800
 Comstock Resources /1/                                      8,500                 244,290
 Denbury Resources /1/                                      13,900                 489,697
 Energy Partners /1/                                         4,800                 124,656
 Houston Exploration /1/                                     5,400                 307,530
 Magnum Hunter Resources /1/                                25,700                 414,027
 Stone Energy /1/                                            7,200                 349,704
 Swift Energy /1/                                            6,800                 193,392
 Vintage Petroleum                                          15,600                 490,776
                                                                                 2,777,872
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
OIL FIELD MACHINERY & EQUIPMENT (0.14%)
                                                                              $
 Lone Star Technologies /1/                                  3,700                 145,891
OIL REFINING & MARKETING (0.65%)
 Tesoro Petroleum /1/                                       18,700                 692,274
OIL-FIELD SERVICES (0.76%)
 Cal Dive International /1/                                  1,600                  72,480
 Hanover Compressor /1/                                      4,800                  57,936
 Oceaneering International /1/                               3,800                 142,500
 Oil States International /1/                               10,600                 217,830
 RPC                                                        12,150                 184,558
 Universal Compression Holdings /1/                          3,700                 140,119
                                                                                   815,423
PAPER & RELATED PRODUCTS (0.66%)
 Chesapeake                                                  4,800                 100,896
 Pope & Talbot                                               4,200                  73,836
 Rock-Tenn                                                   4,600                  61,180
 Schweitzer-Mauduit International                           10,000                 335,500
 Wausau-Mosinee Paper                                        9,100                 128,674
                                                                                   700,086
PHARMACEUTICALS (0.15%)
 Cubist Pharmaceuticals /1/                                 15,000                 159,300
PHYSICIAN PRACTICE MANAGEMENT (0.43%)
 Pediatrix Medical Group /1/                                 6,700                 459,553
POULTRY (0.13%)
 Sanderson Farms                                             3,100                 133,951
PRINTING-COMMERCIAL (0.10%)
 Banta                                                       1,000                  42,800
 Consolidated Graphics /1/                                   1,300                  68,380
                                                                                   111,180
PRIVATE CORRECTIONS (0.20%)
 GEO Group /1/                                               7,600                 217,208
PROPERTY & CASUALTY INSURANCE (3.05%)
 Argonaut Group /1/                                          9,900                 210,078
 Baldwin & Lyons                                               875                  22,698
 Direct General                                              4,300                  88,322
 Infinity Property & Casualty                                5,500                 171,930
 LandAmerica Financial Group                                 8,100                 405,243
 Midland                                                     3,700                 116,587
 Navigators Group /1/                                          900                  29,830
 NYMAGIC                                                     1,900                  45,030
 PMA Capital /1/                                            39,200                 313,600
 ProAssurance /1/                                              900                  35,550
 RLI                                                         2,700                 111,915
 Safety Insurance Group                                      7,200                 222,912
 Selective Insurance Group                                   7,200                 332,856
 State Auto Financial                                        3,100                  82,522
 Stewart Information Services                               12,700                 476,504
 Zenith National Insurance                                  11,400                 591,204
                                                                                 3,256,781
PUBLISHING-BOOKS (0.31%)
 Scholastic /1/                                              9,000                 332,010
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
PUBLISHING-NEWSPAPERS (0.21%)
                                                                              $
 Journal Register /1/                                        3,900                  65,130
 Pulitzer                                                    2,500                 159,325
                                                                                   224,455
PUBLISHING-PERIODICALS (0.05%)
 Primedia /1/                                               13,200                  57,420
REAL ESTATE MANAGEMENT & SERVICES (0.22%)
 Jones Lang LaSalle /1/                                      5,100                 237,915
RENTAL-AUTO & EQUIPMENT (0.56%)
 Aaron Rents                                                10,725                 214,500
 Dollar Thrifty Automotive Group /1/                         8,500                 278,630
 Rent-Way /1/                                               12,900                 105,780
                                                                                   598,910
RESEARCH & DEVELOPMENT (0.02%)
 PAREXEL International /1/                                     800                  18,800
RESORTS & THEME PARKS (0.04%)
 Six Flags /1/                                               9,700                  39,964
RETAIL-APPAREL & SHOE (2.08%)
 Aeropostale /1/                                             7,250                 237,437
 Brown Shoe                                                  5,000                 171,350
 Burlington Coat Factory Warehouse                           8,500                 243,950
 Charming Shoppes /1/                                       45,100                 366,663
 Dress Barn /1/                                              7,200                 131,184
 Genesco /1/                                                 4,100                 116,522
 Kenneth Cole Productions                                    4,200                 122,388
 Men's Wearhouse /1/                                         4,900                 206,829
 Payless ShoeSource /1/                                     11,800                 186,322
 Stage Stores /1/                                            6,300                 241,857
 Too /1/                                                     8,000                 197,360
                                                                                 2,221,862
RETAIL-AUTO PARTS (0.13%)
 CSK Auto /1/                                                8,000                 141,200
RETAIL-AUTOMOBILE (0.63%)
 Asbury Automotive Group /1/                                21,900                 337,260
 Lithia Motors                                               8,400                 215,124
 Sonic Automotive                                            2,100                  47,691
 United Auto Group                                           2,700                  75,141
                                                                                   675,216
RETAIL-BEDDING (0.01%)
 Linens 'N Things /1/                                          500                  12,415
RETAIL-COMPUTER EQUIPMENT (0.12%)
 Insight Enterprises /1/                                     4,400                  77,264
 PC Connection /1/                                           1,300                   7,631
 Systemax /1/                                                8,900                  48,416
                                                                                   133,311
RETAIL-CONVENIENCE STORE (0.14%)
 Casey's General Stores                                      4,300                  77,271
 Pantry /1/                                                  2,400                  74,328
                                                                                   151,599
RETAIL-DISCOUNT (0.34%)
 ShopKo Stores /1/                                          16,200                 359,964
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
RETAIL-FABRIC STORE (0.15%)
                                                                              $
 Jo-Ann Stores /1/                                           5,875                 165,029
RETAIL-HYPERMARKETS (0.10%)
 Smart & Final /1/                                           8,500                 103,360
RETAIL-JEWELRY (0.07%)
 Movado Group                                                3,800                  70,300
RETAIL-PAWN SHOPS (0.42%)
 Cash America International                                 20,600                 451,758
RETAIL-PETROLEUM PRODUCTS (0.07%)
 World Fuel Services                                         2,300                  72,450
RETAIL-RESTAURANTS (1.00%)
 Bob Evans Farms                                               100                   2,345
 Jack in the Box /1/                                         8,900                 330,190
 Landry's Seafood Restaurants                               16,200                 468,504
 O'Charley's /1/                                             5,400                 117,396
 Papa John's International /1/                               3,500                 121,520
 Ryan's Restaurant Group /1/                                 2,350                  34,145
                                                                                 1,074,100
RETAIL-SPORTING GOODS (0.03%)
 Sports Authority /1/                                        1,295                  35,613
RETAIL-VIDEO RENTAL (0.19%)
 Hollywood Entertainment /1/                                12,200                 160,674
 Movie Gallery                                               1,600                  45,888
                                                                                   206,562
RUBBER-TIRES (0.42%)
 Goodyear Tire & Rubber /1/                                 34,000                 453,900
SAVINGS & LOANS-THRIFTS (2.73%)
 BankAtlantic Bancorp                                       16,000                 278,400
 Commercial Capital Bancorp.                                 3,199                  65,100
 Commercial Federal                                          4,000                 110,600
 Dime Community Bancshares                                   7,625                 115,900
 First Financial Holdings                                    2,100                  58,338
 First Niagara Financial Group                              29,846                 394,266
 FirstFed Financial /1/                                      3,300                 168,333
 Flagstar Bancorp.                                           8,500                 166,175
 ITLA Capital /1/                                            1,400                  69,944
 MAF Bancorp                                                 7,418                 308,144
 Ocwen Financial /1/                                         8,800                  71,016
 Partners Trust Financial Group                              5,500                  58,300
 Sterling Financial                                          6,225                 161,974
 Sterling Financial /1/                                     15,680                 559,776
 TierOne                                                     6,300                 148,050
 WSFS Financial                                              3,500                 183,960
                                                                                 2,918,276
SEISMIC DATA COLLECTION (0.21%)
 Veritas DGC /1/                                             7,600                 227,696
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (0.19%)
 Emulex /1/                                                  4,100                  77,244
 Exar /1/                                                    3,100                  41,540
 Standard Microsystems /1/                                   3,000                  52,080
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (CONTINUED)
                                                                              $
 Vitesse Semiconductor /1/                                  10,300                  27,604
                                                                                   198,468
SEMICONDUCTOR EQUIPMENT (0.35%)
 Axcelis Technologies /1/                                   16,200                 118,260
 Cohu                                                        3,700                  59,015
 Credence Systems /1/                                        1,200                   9,492
 Dupont Photomasks /1/                                       1,100                  29,337
 MKS Instruments /1/                                         2,400                  38,112
 Photronics /1/                                              6,600                 119,460
                                                                                   373,676
STEEL PIPE & TUBE (0.39%)
 NS Group /1/                                                4,800                 150,768
 Valmont Industries                                         11,900                 265,608
                                                                                   416,376
STEEL PRODUCERS (1.38%)
 AK Steel Holding /1/                                       22,600                 249,956
 Reliance Steel & Aluminum                                  12,000                 480,120
 Ryerson Tull                                                2,700                  34,209
 Schnitzer Steel Industries                                  2,850                  96,130
 Steel Dynamics                                             17,900                 616,655
                                                                                 1,477,070
TELECOMMUNICATION EQUIPMENT (0.12%)
 Arris Group /1/                                             6,400                  44,224
 Ditech Communications /1/                                   5,500                  68,585
 North Pittsburgh Systems                                      800                  15,812
                                                                                   128,621
TELECOMMUNICATION EQUIPMENT-FIBER OPTICS (0.15%)
 Broadwing /1/                                               8,230                  34,072
 C-COR.net /1/                                               3,900                  23,712
 MRV Communications /1/                                     17,000                  54,910
 Sycamore Networks /1/                                      12,000                  42,720
                                                                                   155,414
TELECOMMUNICATION SERVICES (0.79%)
 Commonwealth Telephone Enterprises /1/                      2,700                 127,278
 ITC DeltaCom /1/                                           19,300                  15,247
 MasTec /1/                                                 14,700                 120,687
 Premiere Global Services /1/                               47,400                 536,568
 Time Warner Telecom /1/                                    11,200                  44,464
                                                                                   844,244
TELEPHONE-INTEGRATED (0.56%)
 Cincinnati Bell /1/                                        63,000                 267,750
 CT Communications                                          16,300                 171,639
 General Communication /1/                                   9,700                  88,561
 Primus Telecommunications Group /1/                        15,100                  23,707
 Talk America Holdings /1/                                   7,200                  46,440
                                                                                   598,097
TELEVISION (0.02%)
 Sinclair Broadcast Group                                    3,300                  26,499
THERAPEUTICS (0.56%)
 AtheroGenics /1/                                            8,889                 116,357
 AVANIR Pharmaceuticals /1/                                 72,800                 160,160
 Cypress Bioscience /1/                                     16,500                 150,810
                                                Shares

                                                Held                             Value

-------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
THERAPEUTICS (CONTINUED)
                                                                              $
 United Therapeutics /1/                                     3,700                 169,072
                                                                                   596,399
TOBACCO (0.82%)
 DIMON                                                      24,000                 150,000
 Universal                                                  15,800                 723,166
                                                                                   873,166
TOYS (0.36%)
 Jakks Pacific /1/                                          18,000                 386,460
TRANSPORT-EQUIPMENT & LEASING (0.62%)
 AMERCO /1/                                                  2,500                 115,750
 Gatx                                                       10,400                 345,176
 Greenbrier                                                  2,900                 101,761
 Interpool                                                   4,600                 101,660
                                                                                   664,347
TRANSPORT-MARINE (0.38%)
 Overseas Shipholding Group                                  6,500                 408,915
TRANSPORT-RAIL (0.46%)
 Genesee & Wyoming /1/                                      12,150                 314,806
 RailAmerica /1/                                            14,300                 178,464
                                                                                   493,270
TRANSPORT-SERVICES (0.16%)
 Offshore Logistics /1/                                      5,100                 169,932
TRANSPORT-TRUCK (0.88%)
 Arkansas Best                                               2,500                  94,450
 Covenant Transport /1/                                      4,500                  79,200
 Overnite                                                    6,600                 211,134
 SCS Transportation /1/                                     10,350                 192,407
 Swift Transportation /1/                                    3,300                  73,062
 U.S. Xpress Enterprises /1/                                 5,900                  96,465
 USF                                                           700                  33,782
 Werner Enterprises                                          8,207                 159,462
                                                                                   939,962
TRAVEL SERVICES (0.10%)
 Navigant International /1/                                  7,600                 103,816
WATER (0.16%)
 American States Water                                       2,700                  68,310
 California Water Service Group                              2,700                  90,099
 SJW                                                           300                  10,539
                                                                                   168,948
WEB PORTALS (0.27%)
 Earthlink /1/                                              23,900                 215,100
 United Online /1/                                           6,650                  69,625
                                                                                   284,725
WIRE & CABLE PRODUCTS (0.14%)
 Encore Wire /1/                                             7,350                  74,970
 General Cable /1/                                           6,400                  77,248
                                                                                   152,218
WIRELESS EQUIPMENT (0.02%)
 REMEC /1/                                                   4,000                  21,120
                                              TOTAL COMMON STOCKS              103,122,144
                                                Principal

                                                Amount                           Value

-------------------------------------------------------------------------------------------------
TREASURY BONDS (0.23%)
 U.S. Treasury /2/
                                                           $                  $
  1.88%; 11/30/05                                          245,000                 242,818
                                             TOTAL TREASURY BONDS                  242,818
                                                                              ------------

                             TOTAL PORTFOLIO INVESTMENTS (96.73%)              103,364,962
CASH AND RECEIVABLES, NET OF LIABILITIES (3.27%)                                 3,491,358
                                       TOTAL NET ASSETS (100.00%)             $106,856,320
                                                                              --------------




   Contract                    Opening       Current      Unrealized
     Type        Commitment  Market Value  Market Value   Gain (Loss)
----------------------------------------------------------------------
FUTURES CONTRACTS
11 Russell 2000    Buy        $3,444,227    $3,397,900     $(46,327)
June, 2005
Futures


/1 /Non-income producing security.
/2 /Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $242,818 or 0.23% of net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                      $27,647,230
Unrealized Depreciation                       (3,346,250)
                                             -----------
Net Unrealized Appreciation (Depreciation)    24,300,980
Cost for federal income tax purposes         $79,063,982





The Fund's schedules of investments as of March 31, 2005 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's most recent prospectus and annual report.


ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Principal Variable Contracts Fund, Inc.
----------------------------------------------------



By           /s/ Ralph C. Eucher
----------------------------------------------------

         Ralph C. Eucher, President

Date         5/19/2005
             ---------------------------



         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
-----------------------------------------------------------------------

         Ralph C. Eucher, President

Date         5/19/2005
             ---------------------------



By           /s/ Jill R. Brown
-----------------------------------------------------------------------

         Jill R. Brown, Vice President and Chief Financial Officer

Date         5/19/2005
             ---------------------------